UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: August 31, 2013

Item 1. Reports to Stockholders

VALIC Company II

Annual Report, August 31, 2013

SAVING : INVESTING : PLANNING

VALIC Company II

ANNUAL REPORT AUGUST 31, 2013

VALIC Company II

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the twelve-month period ending August 31, 2013. We encourage you to carefully read this report and hope you find it informative and helpful.

Financial results overall were generally mixed during the reporting period with global equities up and U.S. bonds down. Domestically, the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market, returned an impressive 18.70% for the period. International equities fared almost as well with the MSCI EAFE Index (net)**, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, returning 18.66%. Domestic bonds, on the other hand, declined over the reporting period with the Barclays U.S. Aggregate Bond Index***, a broad measure of this market, posting a total return of -2.47%.

Accommodative monetary policies of the world’s leading central banks, in large part, continued to promote strong growth in global equity markets. The U.S. Federal Reserve maintained its aggressive $85 billion per month bond buying program, known as quantitative easing (QE). The European Central Bank (ECB) also implemented a bond buying program, known as Outright Monetary Policy. Interest rates, by contrast, drove the bond market, which sold off dramatically toward the end of the reporting period. The yield on 10-year Treasury notes, a benchmark that guides many other interest rates, increased over 1.10% during the last four months of the period, sending bond prices plummeting and investors scurrying. In fact, the second quarter of 2013 was the first time since 2008 that saw net outflows from bond mutual funds.

The reporting period ended on a somewhat uncertain note with refrains of some of the same geopolitical concerns that have plagued markets in recent years. These uncertainties included how and when the Federal Reserve and other central banks might taper back on their quantitative-easing programs, the possibility of another military intervention in the Middle East (this time in Syria) and the ability of politicians in Washington to come up with a workable long-term consensus on the federal budget and debt ceiling.

Planning for your financial future in such an uncertain world should be a top priority. Your investment with VALIC Company II is an important step to help you reach your long-term financial goals. Another important step, we believe, is to meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your goals and risk tolerance.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company II

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.
***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

VALIC Company II

EXPENSE EXAMPLE — August 31, 2013 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at March 1, 2013 and held until August 31, 2013. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Plan Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with the Variable Contract, Plans or IRA’s.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended August 31, 2013” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended August 31, 2013” column and the “Expense Ratio as of August 31, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2013” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended August 31, 2013” column and the “Expense Ratio as of August 31, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2013” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II

EXPENSE EXAMPLE — August 31, 2013 (Unaudited) — (continued)

	Actual			Hypothetical
Fund#	Beginning Account Value at March 1, 2013	Ending Account Value Using Actual Return at August 31, 2013	Expenses Paid During the Six Months Ended August 31, 2013*	Beginning Account Value at March 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at August 31, 2013	Expenses Paid During the Six Months Ended August 31, 2013*	Expense Ratio as of August 31, 2013*
Aggressive Growth Lifestyle	$1,000.00	$1,042.51	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Capital Appreciation	$1,000.00	$1,102.32	$4.50	$1,000.00	$1,020.92	$4.33	0.85%
Conservative Growth Lifestyle	$1,000.00	$1,001.65	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Core Bond	$1,000.00	$969.17	$3.82	$1,000.00	$1,021.32	$3.92	0.77%
High Yield Bond	$1,000.00	$1,001.31	$4.84	$1,000.00	$1,020.37	$4.89	0.96%
International Opportunities	$1,000.00	$1,026.06	$5.11	$1,000.00	$1,020.16	$5.09	1.00%
Large Cap Value	$1,000.00	$1,106.79	$4.30	$1,000.00	$1,021.12	$4.13	0.81%
Mid Cap Growth	$1,000.00	$1,102.83	$4.51	$1,000.00	$1,020.92	$4.33	0.85%
Mid Cap Value	$1,000.00	$1,087.90	$5.53	$1,000.00	$1,019.91	$5.35	1.05%
Moderate Growth Lifestyle	$1,000.00	$1,025.77	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Money Market II	$1,000.00	$1,000.05	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Small Cap Growth	$1,000.00	$1,195.10	$6.42	$1,000.00	$1,019.36	$5.90	1.16%
Small Cap Value	$1,000.00	$1,099.30	$5.03	$1,000.00	$1,020.42	$4.84	0.95%
Socially Responsible	$1,000.00	$1,107.46	$2.97	$1,000.00	$1,022.38	$2.85	0.56%
Strategic Bond	$1,000.00	$968.10	$4.42	$1,000.00	$1,020.72	$4.53	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended August 31, 2013” and the “Expense Ratios” would have been higher.

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	64.2%
International Equity Investment Companies	18.4
Fixed Income Investment Companies	11.6
Real Estate Investment Companies	5.8

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES(#)(1) — 100.0%
Domestic Equity Investment Companies — 64.2%
VALIC Co. I Blue Chip Growth Fund	1,060,735	$15,571,594
VALIC Co. I Dividend Value Fund	3,045,128	35,871,613
VALIC Co. I Mid Cap Index Fund	722,504	17,701,350
VALIC Co. I Mid Cap Strategic Growth Fund	106,853	1,570,734
VALIC Co. I Nasdaq-100 Index Fund	1,616,082	11,668,115
VALIC Co. I Science & Technology Fund†	583,038	11,777,358
VALIC Co. I Small Cap Index Fund	492,094	9,192,314
VALIC Co. I Small Cap Special Values Fund	798,009	9,320,743
VALIC Co. I Stock Index Fund	1,959,538	59,256,437
VALIC Co. I Value Fund	174,605	2,177,328
VALIC Co. II Capital Appreciation Fund	1,022,103	13,103,356
VALIC Co. II Large Cap Value Fund	403,381	5,853,055
VALIC Co. II Mid Cap Growth Fund	515,399	5,030,289
VALIC Co. II Mid Cap Value Fund	1,516,734	32,852,458
VALIC Co. II Small Cap Growth Fund	344,598	5,551,477
VALIC Co. II Small Cap Value Fund	1,248,507	19,763,862

Total Domestic Equity Investment Companies
(cost $209,522,880)		256,262,083

Fixed Income Investment Companies — 11.6%
VALIC Co. I Capital Conservation Fund	287,247	2,809,271
VALIC Co. I Government Securities Fund	349,295	3,719,993
VALIC Co. II Core Bond Fund	2,406,467	25,725,128
VALIC Co. II High Yield Bond Fund	950,641	7,253,388
VALIC Co. II Strategic Bond Fund	612,115	6,874,055

Total Fixed Income Investment Companies
(cost $47,668,201)		46,381,835

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 18.4%
VALIC Co. I Emerging Economies Fund	6,218,756	$46,391,922
VALIC Co. I Foreign Value Fund	497,819	4,928,408
VALIC Co. I International Equities Fund	2,129,939	13,780,707
VALIC Co. I International Growth Fund	675,854	8,373,834

Total International Equity Investment Companies
(cost $71,963,759)		73,474,871

Real Estate Investment Companies — 5.8%
VALIC Co. I Global Real Estate Fund (cost $20,919,983)	2,704,442	23,014,801

TOTAL INVESTMENTS
(cost $350,074,823)(2)	100.0%	399,133,590
Liabilities in excess of other assets	0.0	(914)

NET ASSETS —	100.0%	$399,132,676

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$256,262,083	$—	$—	$256,262,083
Fixed Income Investment Companies	46,381,835	—	—	46,381,835
International Equity Investment Companies	73,474,871	—	—	73,474,871
Real Estate Investment Companies	23,014,801	—	—	23,014,801

Total	$399,133,590	$—	$—	$399,133,590

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	9.6%
Beverages — Non-alcoholic	4.1
Computer Services	3.7
Web Portals/ISP	3.5
Semiconductor Components — Integrated Circuits	3.1
Electronic Components — Semiconductors	3.0
Applications Software	2.9
Diversified Manufacturing Operations	2.8
Multimedia	2.7
Tobacco	2.6
Apparel Manufacturers	2.5
Commercial Services — Finance	2.3
Oil-Field Services	2.3
Medical — Drugs	2.3
Finance — Credit Card	2.2
Transport — Rail	2.1
Retail — Apparel/Shoe	2.1
Cable/Satellite TV	2.0
Retail — Building Products	2.0
Industrial Gases	1.9
Retail — Discount	1.9
E-Commerce/Products	1.9
Enterprise Software/Service	1.8
Metal Processors & Fabrication	1.8
Investment Management/Advisor Services	1.8
Internet Content — Entertainment	1.7
Engines — Internal Combustion	1.6
Retail — Restaurants	1.6
Oil Companies — Exploration & Production	1.6
Food — Retail	1.5
Electronic Forms	1.4
Computers — Memory Devices	1.4
Internet Content — Information/News	1.3
Engineering/R&D Services	1.3
E-Commerce/Services	1.3
Auto/Truck Parts & Equipment-Original	1.3
Medical — Wholesale Drug Distribution	1.3
Athletic Footwear	1.3
Transport — Services	1.3
Chemicals — Specialty	1.2
Telecommunication Equipment	1.2
Food — Misc./Diversified	1.2
Casino Hotels	1.2
Finance — Other Services	1.1
Retail — Drug Store	1.0
Time Deposits	1.0
Oil Field Machinery & Equipment	1.0
Building Products — Cement	0.9
Data Processing/Management	0.8
Medical — Generic Drugs	0.6

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.0%
Apparel Manufacturers — 2.5%
Michael Kors Holdings, Ltd.†	11,650	$863,149
Under Armour, Inc., Class A†	12,730	924,707

		1,787,856

Applications Software — 2.9%
Intuit, Inc.	15,670	995,515
Salesforce.com, Inc.†	21,680	1,065,138

		2,060,653

Athletic Footwear — 1.3%
NIKE, Inc., Class B	14,300	898,326

Auto/Truck Parts & Equipment-Original — 1.3%
Delphi Automotive PLC	16,460	905,629

Beverages - Non-alcoholic — 4.1%
Coca-Cola Enterprises, Inc.	24,300	908,820
PepsiCo, Inc.	24,630	1,963,750

		2,872,570

Building Products - Cement — 0.9%
Martin Marietta Materials, Inc.	6,470	621,444

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	33,630	1,415,487

Casino Hotels — 1.2%
Las Vegas Sands Corp.	14,370	809,749

Chemicals - Specialty — 1.2%
Eastman Chemical Co.	11,240	854,240

Commercial Services - Finance — 2.3%
Mastercard, Inc., Class A	2,660	1,612,173

Computer Services — 3.7%
Cognizant Technology Solutions Corp., Class A†	12,050	883,265
International Business Machines Corp.	9,550	1,740,678

		2,623,943

Computers - Memory Devices — 1.4%
EMC Corp.	38,110	982,476

Data Processing/Management — 0.8%
Paychex, Inc.	15,210	588,323

Diversified Manufacturing Operations — 2.8%
Danaher Corp.	16,960	1,111,219
Eaton Corp. PLC	13,570	859,253

		1,970,472

E-Commerce/Products — 1.9%
Amazon.com, Inc.†	4,750	1,334,655

E-Commerce/Services — 1.3%
priceline.com, Inc.†	970	910,374

Electronic Components - Semiconductors — 3.0%
Texas Instruments, Inc.	33,340	1,273,588
Xilinx, Inc.	19,260	836,269

		2,109,857

Electronic Forms — 1.4%
Adobe Systems, Inc.†	21,660	990,945

Engineering/R&D Services — 1.3%
Fluor Corp.	14,490	919,101

Engines - Internal Combustion — 1.6%
Cummins, Inc.	9,210	1,134,672

Enterprise Software/Service — 1.8%
Oracle Corp.	40,650	1,295,109

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 2.2%
American Express Co.	13,630	$980,133
Discover Financial Services	11,290	533,453

		1,513,586

Finance - Other Services — 1.1%
IntercontinentalExchange, Inc.†	4,480	805,280

Food - Misc./Diversified — 1.2%
Mondelez International, Inc., Class A	26,460	811,528

Food - Retail — 1.5%
Whole Foods Market, Inc.	20,130	1,061,857

Industrial Gases — 1.9%
Praxair, Inc.	11,600	1,361,840

Internet Content - Entertainment — 1.7%
Facebook, Inc., Class A†	28,830	1,190,102

Internet Content - Information/News — 1.3%
LinkedIn Corp., Class A†	3,900	936,156

Investment Management/Advisor Services — 1.8%
Ameriprise Financial, Inc.	6,190	533,268
T. Rowe Price Group, Inc.	9,950	697,893

		1,231,161

Medical - Biomedical/Gene — 9.6%
Alexion Pharmaceuticals, Inc.†	7,860	846,994
Amgen, Inc.	8,980	978,281
Biogen Idec, Inc.†	4,490	956,460
Celgene Corp.†	7,770	1,087,645
Gilead Sciences, Inc.†	25,360	1,528,447
Illumina, Inc.†	5,980	465,483
Regeneron Pharmaceuticals, Inc.†	1,950	472,504
Vertex Pharmaceuticals, Inc.†	5,570	418,586

		6,754,400

Medical - Drugs — 2.3%
Bristol-Myers Squibb Co.	23,850	994,306
Eli Lilly & Co.	11,410	586,474

		1,580,780

Medical - Generic Drugs — 0.6%
Perrigo Co.	3,300	401,115

Medical - Wholesale Drug Distribution — 1.3%
McKesson Corp.	7,400	898,434

Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	5,850	1,235,754

Multimedia — 2.7%
Twenty-First Century Fox, Inc., Class A	29,280	917,342
Viacom, Inc., Class B	12,460	991,318

		1,908,660

Oil Companies - Exploration & Production — 1.6%
EOG Resources, Inc.	6,980	1,096,209

Oil Field Machinery & Equipment — 1.0%
National Oilwell Varco, Inc.	9,030	670,929

Oil - Field Services — 2.3%
Schlumberger, Ltd.	19,580	1,584,805

Retail - Apparel/Shoe — 2.1%
PVH Corp.	6,280	808,550
Urban Outfitters, Inc.†	15,060	631,466

		1,440,016

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Building Products — 2.0%
Home Depot, Inc.	18,410	$1,371,361

Retail - Discount — 1.9%
Dollar General Corp.†	8,160	440,395
Wal-Mart Stores, Inc.	12,450	908,601

		1,348,996

Retail - Drug Store — 1.0%
CVS Caremark Corp.	12,510	726,206

Retail - Restaurants — 1.6%
Starbucks Corp.	15,720	1,108,574

Semiconductor Components - Integrated Circuits — 3.1%
Analog Devices, Inc.	19,530	903,849
QUALCOMM, Inc.	18,990	1,258,657

		2,162,506

Telecommunication Equipment — 1.2%
Juniper Networks, Inc.†	44,000	831,600

Tobacco — 2.6%
Philip Morris International, Inc.	21,790	1,818,158

Transport - Rail — 2.1%
Union Pacific Corp.	9,550	1,466,307

Transport - Services — 1.3%
FedEx Corp.	8,280	888,941

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 3.5%
Google, Inc., Class A†	2,920	$2,472,948

Total Long-Term Investment Securities
(cost $56,038,860)		69,376,263

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/03/2013 (cost $704,000)	$704,000	704,000

TOTAL INVESTMENTS
(cost $56,742,860)(1)	100.0%	70,080,263
Other assets less liabilities	0.0	14,500

NET ASSETS —	100.0%	$70,094,763

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$6,754,400	$—	$—	$6,754,400
Other Industries*	62,621,863	—	—	62,621,863
Short-Term Investment Securities:
Time Deposits	—	704,000	—	704,000

Total	$69,376,263	$704,000	$—	$70,080,263

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Fixed Income Investment Companies	56.4%
Domestic Equity Investment Companies	30.8
International Equity Investment Companies	10.1
Real Estate Investment Companies	2.7

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 30.8%
VALIC Co. I Blue Chip Growth Fund	365,841	$5,370,549
VALIC Co. I Dividend Value Fund	889,988	10,484,054
VALIC Co. I Mid Cap Index Fund	322,650	7,904,928
VALIC Co. I Nasdaq-100 Index Fund	399,231	2,882,445
VALIC Co. I Science & Technology Fund†	120,517	2,434,433
VALIC Co. I Small Cap Index Fund	220,282	4,114,871
VALIC Co. I Small Cap Special Values Fund	149,178	1,742,403
VALIC Co. I Stock Index Fund	770,258	23,292,588
VALIC Co. I Value Fund	50,575	630,666
VALIC Co. II Capital Appreciation Fund	211,255	2,708,287
VALIC Co. II Large Cap Value Fund	136,304	1,977,776
VALIC Co. II Mid Cap Growth Fund	97,533	951,926
VALIC Co. II Mid Cap Value Fund	503,315	10,901,811
VALIC Co. II Small Cap Growth Fund	24,152	389,094
VALIC Co. II Small Cap Value Fund	322,485	5,104,937

Total Domestic Equity Investment Companies
(cost $69,397,922)		80,890,768

Fixed Income Investment Companies — 56.4%
VALIC Co. I Capital Conservation Fund	732,584	7,164,672
VALIC Co. I Government Securities Fund	531,211	5,657,400
VALIC Co. I Inflation Protected Fund	1,046,425	11,573,465
VALIC Co. II Core Bond Fund	5,486,892	58,654,875
VALIC Co. II High Yield Bond Fund	2,563,262	19,557,688
VALIC Co. II Strategic Bond Fund	4,034,908	45,312,021

Total Fixed Income Investment Companies
(cost $150,602,676)		147,920,121

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 10.1%
VALIC Co. I Emerging Economies Fund	2,626,852	$19,596,314
VALIC Co. I Foreign Value Fund	247,472	2,449,978
VALIC Co. I International Equities Fund	411,242	2,660,734
VALIC Co. I International Growth Fund	137,247	1,700,495

Total International Equity Investment Companies
(cost $26,887,482)		26,407,521

Real Estate Investment Companies — 2.7%
VALIC Co. I Global Real Estate Fund (cost $7,167,284)	837,755	7,129,294

TOTAL INVESTMENTS
(cost $254,055,364)(2)	100.0%	262,347,704
Other assets less liabilities	0.0	12,731

NET ASSETS —	100.0%	$262,360,435

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$80,890,768	$—	$—	$80,890,768
Fixed Income Investment Companies	147,920,121	—	—	147,920,121
International Equity Investment Companies	26,407,521	—	—	26,407,521
Real Estate Investment Companies	7,129,294	—	—	7,129,294

Total	$262,347,704	$—	$—	$262,347,704

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

United States Treasury Notes	23.0%
Federal National Mtg. Assoc.	19.4
Time Deposits	8.9
Diversified Financial Services	8.7
Federal Home Loan Mtg. Corp.	6.1
United States Treasury Bonds	3.4
Diversified Banking Institutions	3.2
Sovereign	2.9
Banks — Commercial	2.7
Oil Companies — Exploration & Production	1.6
Electric — Integrated	1.4
Oil Companies — Integrated	1.3
Telephone — Integrated	1.1
Insurance — Life/Health	0.9
Computer Services	0.8
Government National Mtg. Assoc.	0.7
Paper & Related Products	0.6
Savings & Loans/Thrifts	0.5
Steel — Producers	0.5
Diversified Manufacturing Operations	0.5
Pipelines	0.5
Medical — Generic Drugs	0.5
Medical — Drugs	0.4
Brewery	0.4
Cable/Satellite TV	0.4
Multimedia	0.4
Real Estate Investment Trusts	0.4
Insurance — Multi-line	0.4
Aerospace/Defense — Equipment	0.4
Diversified Minerals	0.3
Municipal Bonds	0.3
Banks — Fiduciary	0.3
Auto — Cars/Light Trucks	0.3
Oil & Gas Drilling	0.3
Medical Products	0.3
Security Services	0.3
Retail — Automobile	0.3
Telecom Services	0.3
Regional Authority	0.3
Special Purpose Entities	0.2
Medical — Hospitals	0.2
Finance — Investment Banker/Broker	0.2
Electronics — Military	0.2
Banks — Super Regional	0.2
Computers	0.2
Casino Hotels	0.2
Insurance — Mutual	0.2
Schools	0.2
Transport — Rail	0.2
Independent Power Producers	0.2
Auto/Truck Parts & Equipment — Original	0.2
Medical — HMO	0.2
Publishing — Newspapers	0.2
Retail — Restaurants	0.2
Food — Retail	0.2
Finance — Other Services	0.2
Food — Misc./Diversified	0.1
Finance — Leasing Companies	0.1
MRI/Medical Diagnostic Imaging	0.1
Advertising Agencies	0.1
Real Estate Operations & Development	0.1
Gold Mining	0.1
Retail — Drug Store	0.1
Insurance — Reinsurance	0.1
Petrochemicals	0.1
Aerospace/Defense	0.1
Coal	0.1
Cellular Telecom	0.1
Food — Dairy Products	0.1

Chemicals — Specialty	0.1%
Finance — Commercial	0.1
Building Products — Cement	0.1
Consumer Products — Misc.	0.1
Investment Companies	0.1
Finance — Credit Card	0.1
Oil Refining & Marketing	0.1
Insurance Brokers	0.1
Containers — Metal/Glass	0.1
E-Commerce/Services	0.1
Data Processing/Management	0.1
Containers — Paper/Plastic	0.1
Finance — Auto Loans	0.1
Cosmetics & Toiletries	0.1
Oil — Field Services	0.1
Transport — Equipment & Leasing	0.1
Medical Instruments	0.1
Building & Construction Products — Misc.	0.1
Finance — Consumer Loans	0.1
Commercial Services — Finance	0.1
Electronic Components — Semiconductors	0.1
Printing — Commercial	0.1
Metal Processors & Fabrication	0.1
Commercial Services	0.1
Alternative Waste Technology	0.1
Medical — Biomedical/Gene	0.1
Electric — Generation	0.1
Travel Services	0.1
Cruise Lines	0.1
Steel Pipe & Tube	0.1
Firearms & Ammunition	0.1
Marine Services	0.1
Storage/Warehousing	0.1
Real Estate Management/Services	0.1
Airlines	0.1
Rental Auto/Equipment	0.1
Chemicals — Other	0.1

103.4%

Credit Quality†#

Aaa	60.3%
Aa	4.4
A	5.8
Baa	14.7
Ba	4.2
B	4.6
Caa	1.9
Not Rated@	4.1

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 7.7%
Diversified Financial Services — 7.7%
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	$540,000	$542,878
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(1)	1,645,838	1,618,245
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)	880,714	863,286
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	647,270	617,345
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.74% due 01/25/2035(1)	1,339,972	1,288,717
Bear Stearns ALT-A Trust FRS Series 2004-10, Class 1A3 1.18% due 09/25/2034(1)	2,122,547	2,081,902
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	290,000	286,758
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	1,271,000	1,270,072
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	675,000	712,033
Carrington Mtg. Loan Trust FRS Series 2007-RFC1, Class A1 0.23% due 12/25/2036	965,158	932,458
CIT Equipment Collateral Series 2012-VT1, Class C 2.55% due 09/20/2016*	103,000	103,066
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*	1,710,000	1,794,751
CLI Funding V LLC Series 2013-1A, Class Note 2.83% due 03/18/2028*	578,833	556,674
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(2)	42,000	41,950
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(2)	2,400,000	2,250,756
Commercial Mtg. Trust Pass Through Certs. VRS Series 2007-C9, Class A4 5.99% due 12/10/2049(2)	1,500,000	1,698,611
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	490,528	491,006
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.55% due 12/25/2034	296,907	286,511
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	344,369	341,079
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	1,232,000	1,412,398
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	1,435,948	1,526,406

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Enterprise Fleet Financing LLC Series 2012-2, Class A3 0.93% due 04/20/2018*	$550,000	$545,657
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	782,651	775,458
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(1)	1,206,355	1,209,405
Ford Credit Auto Owner Trust Series 2012-C, Class B 1.27% due 12/15/2017	870,000	872,320
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	791,000	785,191
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	848,000	835,495
GS Mtg. Securities Corp. II Series 2013-GC14, Class A2 3.00% due 08/10/2046(2)	3,200,000	3,277,587
GSR Mtg. Loan Trust Series 2005-7F, Class 3A6 6.00% due 09/25/2035(1)	702,078	686,976
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	448,000	443,923
Honda Auto Receivables Owner Trust Series 2013-3, Class A4 1.13% due 09/16/2019	454,000	452,351
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	265,000	261,464
Irvine Core Office Trust Series 2013-IRV, Class A1 2.07% due 05/15/2048*(2)	1,957,614	1,887,960
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2013-C10, Class A5 3.14% due 12/15/2047(2)	1,470,000	1,389,357
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/2040(2)	2,000,000	2,199,802
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.06% due 06/15/2038(2)	750,000	826,092
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2 1.87% due 11/15/2045(2)	500,000	499,150
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	312,214	313,805
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A2 1.97% due 05/15/2046(2)	2,000,000	1,972,648
MortgageIT Trust FRS Series 2004-2, Class A1 0.55% due 12/25/2034(1)	1,312,404	1,240,984
MortgageIT Trust FRS Series 2004-1, Class A2 1.08% due 11/25/2034(1)	238,516	203,014
Nationstar Mtg. Advance Receivable Trust Series 2013-T2A, Class A2 1.68% due 06/20/2046*	700,000	698,976

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.59% due 08/25/2034	$113,315	$116,411
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	328,665	331,144
Sequoia Mtg. Trust VRS Series 2013-6, Class A2 3.00% due 05/25/2043(1)	1,080,472	1,027,519
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	193,694	194,961
Structured Asset Securities Corp. Pass Through Certs. Series 2003-33H, Class 1A1 5.50% due 10/25/2033(1)	1,305,849	1,338,019
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(1)	469,775	483,218
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	3,717,261	3,725,662
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(2)	2,161,000	2,334,420
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(2)	1,000,000	1,084,263
Wells Fargo Alternative Loan Trust FRS Series 2005-2, Class A5 0.59% due 10/25/2035(1)	1,261,979	1,210,864
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/2036(1)	856,393	844,709
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	2,875,395	2,875,398
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	1,211,996	1,179,156
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	98,199	97,427
Wheels SPV LLC Series 2012-1, Class A3 1.53% due 03/20/2021*	300,000	302,333

Total Asset Backed Securities
(cost $60,177,453)		59,240,021

U.S. CORPORATE BONDS & NOTES — 24.3%
Advanced Materials — 0.0%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	300,000	312,750

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	575,000	533,746
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	471,000	493,961

		1,027,707

Security Description	Principal Amount	Value (Note 2)

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	$917,000	$872,960

Aerospace/Defense - Equipment — 0.3%
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	319,000	314,215
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	1,652,000	1,646,709
Sequa Corp. Company Guar. Notes 7.00% due 12/15/2017*	235,000	235,000

		2,195,924

Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	155,529	164,083
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	152,658	154,948
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	113,000	114,638

		433,669

Alternative Waste Technology — 0.1%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	479,000	505,345

Auto - Cars/Light Trucks — 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	391,000	429,122
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	902,000	885,197
Daimler Finance North America LLC Company Guar. Notes 2.38% due 08/01/2018*	1,113,000	1,101,143

		2,415,462

Auto/Truck Parts & Equipment - Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021*	353,000	362,707
Chassix, Inc. Senior Sec. Notes 9.25% due 08/01/2018*	179,000	186,608

		549,315

Banks - Commercial — 0.9%
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	533,000	521,334
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	1,590,000	1,520,989
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	930,000	958,561

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	$1,511,000	$1,590,774
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	1,874,000	1,844,906
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(9)	917,000	806,960

		7,243,524

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	949,000	955,568
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,502,710

		2,458,278

Banks - Super Regional — 0.2%
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	45,000	47,426
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	1,443,000	1,413,661
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(9)	235,000	262,025

		1,723,112

Beverages - Non-alcoholic — 0.0%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	240,000	212,400

Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	2,224,000	2,227,552
SABMiller Holdings, Inc. Company Guar. Notes 2.20% due 08/01/2018*	1,089,000	1,076,608

		3,304,160

Building & Construction Products-Misc. — 0.1%
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	606,000	641,613

Building Products - Cement — 0.1%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	468,000	492,570

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	747,000	711,517
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	773,000	736,150
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	225,000	215,176

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	$799,000	$687,852
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	345,000	432,035

		2,782,730

Casino Hotels — 0.2%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	379,000	361,945
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	140,000	121,800
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(3)(4)	343,919	370,573
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	515,000	509,850
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	175,000	168,875
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	80,000	82,400

		1,615,443

Casino Services — 0.0%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	44,000	46,200
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	90,000	94,500

		140,700

Cellular Telecom — 0.1%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	499,000	495,257
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	350,000	361,375

		856,632

Chemicals - Diversified — 0.0%
Olin Corp. Senior Notes 5.50% due 08/15/2022	375,000	374,063

Chemicals - Other — 0.1%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	354,000	397,365

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	672,657
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	160,000	152,800

		825,457

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.1%
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	$340,000	$338,300
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	509,000	526,815

		865,115

Coatings/Paint — 0.0%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	310,000	316,975

Commercial Services - Finance — 0.1%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	233,000	233,291
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	380,000	403,750

		637,041

Computer Services — 0.8%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	206,000	218,540
International Business Machines Corp. Senior Notes 0.45% due 05/06/2016	4,425,000	4,371,834
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	1,180,000	1,095,251
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	475,000	573,631

		6,259,256

Computers — 0.2%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,115,000	1,065,246
Apple, Inc. Senior Notes 3.85% due 05/04/2043	705,000	603,075

		1,668,321

Consumer Products - Misc. — 0.1%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	459,000	467,032
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	354,000	350,903

		817,935

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	662,000	724,890

Containers - Paper/Plastic — 0.1%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	369,000	398,520

Security Description	Principal Amount	Value (Note 2)

Containers - Paper/Plastic (continued)
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	$259,000	$290,080

		688,600

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	711,000	661,230

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	668,000	693,050

Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	157,600	163,904

Diversified Banking Institutions — 2.9%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	190,000	200,284
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 09/30/2013(9)	822,000	649,380
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	2,300,000	2,485,286
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	75,000	84,998
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	616,000	555,402
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	3,772,000	3,716,054
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(9)	507,000	479,115
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	3,432,000	3,667,308
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,761,000	1,817,363
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	699,000	669,429
JPMorgan Chase & Co. FRS Jr. Sub. Notes 6.00% due 08/01/2023(9)	1,525,000	1,448,750
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	679,000	789,059
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(9)	250,000	275,625
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.26% due 05/15/2077	103,000	76,220
Morgan Stanley Senior Notes 2.13% due 04/25/2018	2,221,000	2,144,176

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.75% due 03/22/2017	$1,208,000	$1,295,980
Morgan Stanley Senior Notes 6.25% due 08/09/2026	1,761,000	1,933,537

		22,287,966

Diversified Financial Services — 0.8%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	1,355,000	1,360,037
General Electric Capital Corp. FRS Jr. Sub. Notes 5.25% due 06/15/2023(9)	900,000	825,750
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	632,000	710,015
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	973,000	1,055,276
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	2,102,000	2,518,763

		6,469,841

Diversified Manufacturing Operations — 0.2%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	318,000	333,900
Textron, Inc. Senior Notes 4.63% due 09/21/2016	1,070,000	1,152,335

		1,486,235

E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	720,000	723,600

Electric - Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	320,000	278,429

Electric - Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	530,000	486,275

Electric - Integrated — 1.3%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	439,000	474,430
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	690,000	711,422
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	1,598,000	1,567,029
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	699,000	679,004
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	2,071,000	1,881,093

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	$826,000	$835,799
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	265,000	275,786
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	435,000	470,238
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,605,000	1,610,478
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	665,000	727,158
Southern Co. Senior Notes 2.45% due 09/01/2018	532,000	532,805

		9,765,242

Electronic Components - Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	637,000	611,520

Electronics - Military — 0.2%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	1,692,000	1,777,986

Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	356,000	360,450

Finance - Auto Loans — 0.1%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	527,000	527,771
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	120,000	133,650

		661,421

Finance - Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	434,000	429,660
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	400,000	393,000

		822,660

Finance - Consumer Loans — 0.1%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	567,000	640,169

Finance - Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.13% due 07/27/2018	792,000	787,155

Finance - Investment Banker/Broker — 0.2%
Jefferies Group LLC Senior Notes 6.25% due 01/15/2036	271,000	261,054

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)	$179,000	$18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(5)	230,000	23
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	615,000	626,129
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	776,000	934,228

		1,821,452

Finance - Leasing Companies — 0.1%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	793,000	791,017

Finance - Other Services — 0.2%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	463,000	465,440
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043	777,000	720,668

		1,186,108

Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	380,000	331,550

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	451,000	463,403

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I Limited Guar. Notes 7.45% due 03/15/2028*	860,000	840,650

Food - Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	976,000	1,151,608

Food - Retail — 0.2%
Kroger Co. Senior Notes 5.15% due 08/01/2043	762,000	745,455
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	504,000	483,210

		1,228,665

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(5)(6)	8,931	3,528

Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	265,000	276,263

Security Description	Principal Amount	Value (Note 2)

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	$144,000	$155,520
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	150,000	160,875
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	523,000	590,990
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	405,000	444,487

		1,351,872

Insurance - Life/Health — 0.9%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	552,000	617,382
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,743,000	2,648,024
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	360,000	353,163
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	969,000	968,490
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	723,000	777,839
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	449,000	448,644
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	871,000	814,385

		6,627,927

Insurance - Multi-line — 0.4%
Loews Corp. Senior Notes 4.13% due 05/15/2043	840,000	720,498
MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/2066	731,000	734,655
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	1,298,000	1,341,146

		2,796,299

Insurance - Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	220,000	224,668
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	1,394,000	1,381,733

		1,606,401

Investment Management/Advisor Services — 0.0%
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	319,000	328,570

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	$440,000	$451,550

Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	627,000	644,243

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	431,000	423,220
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	512,000	631,249

		1,054,469

Medical - Biomedical/Gene — 0.1%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	462,000	486,693

Medical - Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	1,157,000	1,140,560
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	744,000	760,740

		1,901,300

Medical - Generic Drugs — 0.5%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022	1,373,000	1,275,498
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	336,000	332,582
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	1,644,000	1,877,293

		3,485,373

Medical - HMO — 0.2%
Cigna Corp. Senior Notes 4.38% due 12/15/2020	962,000	1,010,000
Cigna Corp. Senior Notes 6.15% due 11/15/2036	247,000	284,416

		1,294,416

Medical - Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	308,000	328,405
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	722,000	745,465
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	760,000	796,100

		1,869,970

Security Description	Principal Amount	Value (Note 2)

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	$605,000	$585,457

MRI/Medical Diagnostic Imaging — 0.1%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	1,017,000	1,078,020

Multimedia — 0.4%
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	1,285,000	1,519,195
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	630,000	703,547
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	749,000	761,140

		2,983,882

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	191,000	195,775

Oil Companies - Exploration & Production — 1.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	328,000	343,580
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	1,095,000	1,303,729
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	575,000	533,312
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	225,000	237,375
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	247,000	247,618
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	350,000	348,250
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	279,000	274,117
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	469,000	501,830
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	610,000	642,025
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	450,000	464,625
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	220,000	202,400
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	135,000	135,675

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	$210,000	$202,650
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC Senior Notes 9.25% due 06/01/2021*	485,000	460,750
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	614,000	623,210
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	255,000	246,075
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	260,000	260,000
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	637,000	675,956
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	1,050,000	1,116,911
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	871,000	926,966
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	125,000	135,625
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020*	350,000	362,250
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	400,000	386,000

		10,630,929

Oil Companies - Integrated — 0.4%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	1,056,000	1,040,627
Hess Corp. Senior Notes 5.60% due 02/15/2041	1,256,000	1,290,786
Hess Corp. Senior Notes 7.88% due 10/01/2029	461,000	576,524
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	322,000	279,189

		3,187,126

Oil Refining & Marketing — 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	79,000	78,408
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	633,000	692,480

		770,888

Oil - Field Services — 0.1%
Green Field Energy Services, Inc. Sec. Notes 13.25% due 11/15/2016*(12)	297,000	291,060

Security Description	Principal Amount	Value (Note 2)

Oil - Field Services (continued)
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	$325,000	$342,875

		633,935

Paper & Related Products — 0.6%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	492,000	445,260
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,390,000	2,323,403
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	1,551,000	1,725,748
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	300,000	298,500

		4,792,911

Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	796,000	740,280
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	84,000	78,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	125,000	125,625
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	409,000	361,443
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	153,000	161,623
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	342,000	413,687
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	280,000	297,500
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	300,000	296,250
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	731,000	682,494
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	431,000	392,210

		3,549,862

Printing - Commercial — 0.1%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	220,000	242,550
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	358,000	352,630

		595,180

Publishing - Newspapers — 0.2%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	858,000	849,420

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Publishing - Newspapers (continued)
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	$385,000	$406,175

		1,255,595

Publishing - Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	275,000	270,875

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	1,073,000	1,073,122
American Tower Corp. Senior Notes 5.00% due 02/15/2024	950,000	943,948
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	355,000	377,548
HCP, Inc. Senior Notes 3.75% due 02/01/2016	330,000	346,222
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	195,000	194,512

		2,935,352

Real Estate Management/Services — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	405,000	434,363

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/2016	135,000	142,900

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(5)(6)	100,000	4

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	416,000	413,482

Retail - Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	305,000	307,288

Retail - Automobile — 0.3%
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	1,994,000	2,243,250

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	309,242	330,419
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	533,632	577,291

		907,710

Security Description	Principal Amount	Value (Note 2)

Retail - Pawn Shops — 0.0%
Cash America International, Inc. Senior Notes 5.75% due 05/15/2018*	$350,000	$337,750

Retail - Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*	286,000	276,705

Retail - Restaurants — 0.2%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	215,000	238,381
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	511,000	544,854
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	413,000	458,430

		1,241,665

Savings & Loans/Thrifts — 0.5%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,020,000	1,069,549
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	1,561,000	1,799,116
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	735,000	844,339
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	431,000	443,105

		4,156,109

Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047	679,000	639,212
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	360,000	314,604
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	516,000	461,073

		1,414,889

Security Services — 0.3%
ADT Corp. Senior Notes 2.25% due 07/15/2017	1,484,000	1,395,582
ADT Corp. Senior Notes 3.50% due 07/15/2022	1,019,000	852,104

		2,247,686

Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021*	370,000	358,900

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	354,000	382,320

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	$1,511,000	$1,501,791
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*	483,000	435,020

		1,936,811

Steel Pipe & Tube — 0.1%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	486,000	473,850

Steel - Producers — 0.5%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	365,000	385,075
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	2,806,000	2,550,306
Nucor Corp. Senior Notes 4.00% due 08/01/2023	750,000	731,440

		3,666,821

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	410,000	446,900

Telecom Services — 0.1%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	315,000	344,256
Qwest Corp. Senior Notes 7.50% due 10/01/2014	135,000	143,247

		487,503

Telephone - Integrated — 0.7%
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	1,383,000	1,573,059
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	658,000	719,174
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,217,000	1,286,977
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	708,000	773,490
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	167,000	189,545
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	635,000	650,875
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	193,000	217,174

		5,410,294

Security Description	Principal Amount	Value (Note 2)

Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	$306,000	$286,110

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.90% due 03/30/2023	680,000	650,625

Transport - Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	748,000	758,806
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	590,000	642,732

		1,401,538

Travel Services — 0.1%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	442,000	476,255

Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	19,795	20,177

Total U.S. Corporate Bonds & Notes
(cost $191,551,538)		187,617,464

FOREIGN CORPORATE BONDS & NOTES — 6.0%
Aerospace/Defense - Equipment — 0.1%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*	586,000	531,405

Auto/Truck Parts & Equipment - Original — 0.1%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	821,000	771,740

Banks - Commercial — 1.7%
Abbey National Treasury Services PLC Bank Guar. Notes 3.05% due 08/23/2018	485,000	486,831
ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	2,290,000	2,268,245
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,112,000	1,077,756
Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016	794,000	796,855
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	774,000	851,940
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 1.70% due 03/19/2018	377,000	367,575
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	1,642,000	1,656,121
ING Bank NV Notes 2.00% due 09/25/2015*	2,051,000	2,075,346

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015	$1,390,000	$1,411,610
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	2,015,000	1,964,700

		12,956,979

Building Products - Cement — 0.0%
Cemex SAB de CV Senior Sec. Notes 6.50% due 12/10/2019*	337,000	326,890

Cable/Satellite TV — 0.0%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	300,000	311,250

Chemicals - Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	283,000	282,292

Commercial Services — 0.1%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	535,000	505,575

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	488,000	475,190

Diversified Banking Institutions — 0.3%
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	614,000	590,841
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	1,314,000	1,474,143

		2,064,984

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	1,360,000	1,455,813

Diversified Manufacturing Operations — 0.3%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	657,000	648,841
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*	984,000	967,021
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015	639,000	641,201

		2,257,063

Diversified Minerals — 0.3%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	725,000	717,750
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040	2,021,000	1,867,929

		2,585,679

Security Description	Principal Amount	Value (Note 2)

Finance - Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	$323,000	$336,727

Gold Mining — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	959,000	953,246

Insurance Brokers — 0.1%
Trinity Acquisition PLC Company Guar. Notes 6.13% due 08/15/2043	760,000	743,652

Investment Companies — 0.1%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	905,000	811,375

Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*	564,000	551,575
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*	703,000	666,564

		1,218,139

Medical - Drugs — 0.2%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	1,458,000	1,447,046

Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	1,298,000	1,435,021
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	409,000	436,759
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	487,000	541,580

		2,413,360

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	965,000	1,207,041
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	475,000	483,313

		1,690,354

Oil Companies - Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,208,000	1,176,628
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	1,073,000	1,073,311
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	950,000	971,029
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	1,585,000	1,434,466

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	$700,000	$689,500
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	523,000	453,703
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	744,000	744,587

		6,543,224

Petrochemicals — 0.1%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	937,000	876,095

Real Estate Operations & Development — 0.1%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	879,000	863,617

Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	338,000	348,140

Steel - Producers — 0.0%
ArcelorMittal Senior Notes 7.25% due 03/01/2041	211,000	189,373

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	240,000	250,800
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(3)(4)	478,093	488,850

		739,650

Telephone - Integrated — 0.4%
British Telecommunications PLC Senior Notes 1.63% due 06/28/2016	969,000	974,280
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	337,000	332,043
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	884,000	862,482
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	548,000	518,098

		2,686,903

Total Foreign Corporate Bonds & Notes
(cost $47,501,926)		46,385,761

FOREIGN GOVERNMENT AGENCIES — 3.2%
Regional Authority — 0.3%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	986,000	980,774
Province of British Columbia Senior Notes 2.85% due 06/15/2015	1,032,000	1,075,406

		2,056,180

Security Description	Principal Amount	Value (Note 2)

Sovereign — 2.9%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020	$500,000	$422,500
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040	150,000	112,500
Dominican Republic Senior Notes 5.88% due 04/18/2024*	100,000	93,000
Federal Republic of Nigeria Senior Notes 6.75% due 01/28/2021	200,000	211,750
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021	600,000	628,500
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037	90,000	102,375
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025	110,000	147,675
Government of Belize Senior Notes 5.00% due 02/20/2038(11)	286,000	168,740
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	667,000	652,044
Government of Canada Senior Notes 0.88% due 02/14/2017	956,000	951,411
Government of Romania Senior Notes 6.75% due 02/07/2022	200,000	222,040
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	200,000	192,000
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022	300,000	255,750
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042	270,000	213,300
Lebanese Republic Notes 4.00% due 12/31/2017	157,500	150,806
Lebanese Republic Senior Notes 8.25% due 04/12/2021	150,000	163,500
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024	71,000	68,338
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036	400,000	477,000
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033	300,000	361,125
Plurinational State of Bolivia Senior Notes 4.88% due 10/29/2022	300,000	270,750
Republic of Argentina Senior Notes 5.77% due 12/31/2033	1,452,509	829,301

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Belarus Senior Notes 8.75% due 08/03/2015	$100,000	$94,500
Republic of Belarus Senior Notes 8.95% due 01/26/2018	400,000	360,000
Republic of Bulgaria Senior Notes 8.25% due 01/15/2015	510,000	557,930
Republic of Colombia Senior Notes 4.38% due 07/12/2021	800,000	816,000
Republic of Colombia Senior Notes 8.25% due 12/22/2014	80,000	87,320
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023	390,000	352,950
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043	270,000	226,800
Republic of Croatia Senior Notes 6.38% due 03/24/2021	300,000	304,875
Republic of El Salvador Senior Notes 7.63% due 02/01/2041	350,000	337,750
Republic of Honduras Senior Notes 7.50% due 03/15/2024	290,000	232,725
Republic of Hungary Senior Notes 4.13% due 02/19/2018	334,000	323,980
Republic of Hungary Senior Notes 6.25% due 01/29/2020	500,000	516,350
Republic of Hungary Senior Notes 7.63% due 03/29/2041	400,000	411,000
Republic of Indonesia Senior Notes 3.75% due 04/25/2022	400,000	337,000
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	184,500
Republic of Lithuania Senior Notes 6.75% due 01/15/2015	200,000	212,600
Republic of Panama Senior Notes 7.25% due 03/15/2015	290,000	314,795
Republic of Panama Senior Notes 9.38% due 04/01/2029	10,000	13,975
Republic of Peru Senior Notes 7.13% due 03/30/2019	350,000	416,500
Republic of Poland Senior Notes 3.00% due 03/17/2023	750,000	665,625
Republic of South Africa Senior Notes 4.67% due 01/17/2024	500,000	465,000
Republic of South Africa Senior Notes 6.25% due 03/08/2041	440,000	433,400

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022	$500,000	$445,000
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021	200,000	186,000
Republic of the Philippines Senior Notes 6.38% due 10/23/2034	800,000	906,000
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	90,000	128,812
Republic of the Philippines Senior Notes 9.88% due 01/15/2019	100,000	131,250
Republic of the Philippines Senior Notes 10.63% due 03/16/2025	300,000	453,000
Republic of Turkey Senior Notes 6.25% due 09/26/2022	400,000	411,100
Republic of Turkey Senior Notes 7.38% due 02/05/2025	466,000	506,192
Republic of Ukraine Senior Notes 7.50% due 04/17/2023	460,000	392,725
Republic of Ukraine Senior Notes 7.80% due 11/28/2022	800,000	692,960
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	400,000	362,000
Republic of Venezuela Senior Notes 11.95% due 08/05/2031	500,000	451,250
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	200,000	198,000
Russian Federation Senior Notes 4.50% due 04/04/2022	400,000	400,000
Russian Federation Senior Notes 7.50% due 03/31/2030	916,350	1,056,836
Russian Federation Senior Notes 11.00% due 07/24/2018	100,000	135,500
United Mexican States Senior Notes 3.63% due 03/15/2022	330,000	321,585
United Mexican States Senior Notes 4.75% due 03/08/2044	520,000	453,180
United Mexican States Senior Notes 5.75% due 10/12/2110	74,000	66,415
United Republic of Tanzania FRS Notes 6.45% due 03/08/2020	320,000	324,800

		22,382,585

Total Foreign Government Agencies
(cost $26,422,618)		24,438,765

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 26.2%
Federal Home Loan Mtg. Corp. — 6.1%
2.50% due 01/01/2028	$1,574,407	$1,564,879
2.50% due 04/01/2028	2,921,944	2,904,385
3.00% due 08/01/2027	696,453	714,403
3.00% due 10/01/2042	2,682,483	2,569,626
3.00% due 11/01/2042	2,146,376	2,056,074
3.00% due 02/01/2043	4,870,813	4,639,775
3.00% due 04/01/2043	4,580,689	4,387,970
3.00% due 05/01/2043	1,072,000	1,026,899
3.00% due 08/01/2043	1,000,000	957,928
3.50% due 02/01/2042	890,114	888,229
3.50% due 03/01/2042	945,529	943,459
3.50% due 04/01/2042	2,225,708	2,220,834
3.50% due 08/01/2042	2,635,189	2,630,007
4.00% due 09/01/2040	500,456	516,193
4.50% due 11/01/2018	85,840	90,343
4.50% due 02/01/2019	90,270	95,207
4.50% due 01/01/2039	127,549	134,157
4.50% due 12/01/2039	1,838,754	1,954,617
4.50% due 09/01/2040	1,280,154	1,348,446
4.50% due 06/01/2041	1,476,845	1,557,931
5.00% due 10/01/2033	9,741	10,485
5.00% due 03/01/2038	246,431	263,340
5.00% due 07/01/2038	2,513,931	2,686,431
5.00% due 07/01/2040	2,310,866	2,484,905
5.50% due 11/01/2018	48,449	51,990
5.50% due 11/01/2032	53,470	58,131
5.50% due 07/01/2034	63,042	68,361
5.50% due 02/01/2035	190,884	206,931
5.50% due 07/01/2035	3,586	3,886
5.50% due 08/01/2035	665,061	716,340
5.50% due 01/01/2036	904,771	981,218
5.50% due 05/01/2037	187,271	201,721
5.50% due 09/01/2037	289,940	312,194
5.50% due 10/01/2037	1,113,175	1,198,617
5.50% due 04/01/2038	945,780	1,018,374
5.50% due 06/01/2041	845,460	910,353
6.00% due 07/01/2035	103,311	113,627
6.00% due 03/01/2040	817,420	890,155
6.50% due 12/01/2032	403,618	456,404
6.50% due 02/01/2036	49,055	54,911
6.50% due 09/01/2036	1,109	1,240
6.50% due 05/01/2037	168,677	188,740
6.50% due 11/01/2037	282,197	315,764
7.00% due 11/01/2016	4,614	4,827
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.62% due 09/15/2039(1)(8)	2,348,411	366,695

		46,767,002

Federal National Mtg. Assoc. — 19.4%
2.50% due 02/01/2028	2,791,477	2,774,255
2.50% due 03/01/2028	2,314,929	2,300,644
2.50% due 04/01/2028	707,765	703,396
3.00% due 10/01/2027	467,651	479,185
3.00% due 11/01/2027	3,523,571	3,610,503
3.00% due 01/01/2028	4,458,494	4,571,304
3.00% due 03/01/2042	2,490,303	2,391,300
3.00% due 06/01/2042	1,011,386	971,178
3.00% due 12/01/2042	6,179,620	5,933,947
3.00% due September TBA	3,900,000	3,739,887
3.50% due 09/01/2026	3,114,563	3,261,678
3.50% due 08/01/2027	862,396	902,388
3.50% due 12/01/2041	1,683,375	1,684,837
3.50% due 01/01/2042	2,581,967	2,583,800
3.50% due 03/01/2042	1,184,612	1,185,449

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.50% due 04/01/2042	$1,757,929	$1,759,169
3.50% due 05/01/2042	1,764,046	1,765,297
3.50% due 07/01/2042	1,774,071	1,775,329
3.50% due 08/01/2042	4,984,381	4,989,473
3.50% due 09/01/2042	960,917	961,598
3.50% due 03/01/2043	5,020,619	5,024,182
3.50% due September TBA	1,952,000	2,040,755
4.00% due 08/01/2026	3,283,305	3,466,932
4.00% due 04/01/2039	2,115,764	2,185,828
4.00% due 06/01/2039	925,957	961,271
4.00% due 07/01/2039	286,248	295,715
4.00% due 08/01/2040	958,029	989,587
4.00% due 09/01/2040	411,806	425,518
4.00% due 10/01/2040	754,989	779,518
4.00% due 12/01/2040	3,609,018	3,729,395
4.00% due 03/01/2041	1,092,902	1,129,055
4.00% due 09/01/2041	2,809,195	2,903,074
4.00% due 10/01/2041	2,140,735	2,212,468
4.00% due 11/01/2041	2,768,711	2,861,746
4.00% due September TBA	4,000,000	4,131,875
4.50% due 06/01/2018	14,927	15,820
4.50% due 10/01/2024	1,568,514	1,663,579
4.50% due 01/01/2025	931,149	1,009,348
4.50% due 03/01/2025	2,077,903	2,202,587
4.50% due 05/01/2025	1,669,739	1,769,915
4.50% due 01/01/2040	979,284	1,046,279
4.50% due 02/01/2040	1,887,958	1,994,103
4.50% due 05/01/2040	746,159	796,198
4.50% due 08/01/2040	2,839,206	3,018,578
4.50% due 09/01/2040	7,235,199	7,648,011
4.50% due 11/01/2040	955,785	1,009,678
4.50% due 12/01/2040	967,072	1,023,198
4.50% due 03/01/2041	714,404	754,532
4.50% due 05/01/2041	2,009,795	2,124,872
4.50% due September TBA	10,000,000	10,562,891
5.00% due 03/15/2016	248,000	274,855
5.00% due 09/01/2018	6,771	7,199
5.00% due 10/01/2018	5,889	6,262
5.00% due 02/01/2020	13,595	14,517
5.00% due 06/01/2022	346,203	371,129
5.00% due 10/01/2024	586,792	633,814
5.00% due 09/01/2033	2,003,143	2,156,134
5.00% due 04/01/2035	1,474,577	1,586,590
5.00% due 02/01/2036	579,127	622,909
5.00% due 04/01/2040	906,852	992,463
5.00% due 05/01/2040	2,266,391	2,445,467
5.00% due 07/01/2040	5,193,065	5,593,039
5.00% due 08/01/2040	1,696,299	1,826,375
5.50% due 12/01/2029	592,851	644,930
5.50% due 12/01/2033	113,984	124,623
5.50% due 05/01/2034	87,032	95,061
5.50% due 08/01/2034	982,452	1,074,286
5.50% due 02/01/2037	1,151,308	1,248,722
5.50% due 07/01/2037	183,075	198,565
5.50% due 06/01/2038	745,372	808,439
5.50% due 09/01/2039	1,958,615	2,124,336
6.00% due 09/01/2016	13,978	14,562
6.00% due 12/01/2016	5,165	5,463
6.00% due 12/01/2033	124,262	137,583
6.00% due 07/01/2034	89,441	98,827
6.00% due 11/01/2035	246,290	270,328
6.00% due 06/01/2036	231,633	254,995
6.00% due 12/01/2036	516,960	564,365
6.00% due 10/01/2037	45,367	49,527
6.00% due 11/01/2037	282,846	308,783

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 05/01/2038	$143,094	$156,216
6.00% due 07/01/2038	2,381,279	2,599,640
6.00% due 09/01/2038	1,273,687	1,392,685
6.00% due 11/01/2038	797,422	870,545
6.50% due 02/01/2017	6,867	7,247
6.50% due 03/01/2017	10,902	11,590
6.50% due 04/01/2029	26,339	29,135
6.50% due 06/01/2029	51,462	56,963
6.50% due 07/01/2032	15,230	16,788
6.50% due 02/01/2037	292,151	325,985
6.50% due 09/01/2037	197,928	219,191
6.50% due 10/01/2037	144,859	161,037
6.50% due 10/01/2038	99,657	110,173
6.50% due 02/01/2039	81,950	90,571
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	968,221	960,823

		149,683,862

Government National Mtg. Assoc. — 0.7%
4.50% due 05/15/2039	1,238,269	1,353,197
5.00% due 05/15/2034	537,860	583,900
5.00% due 01/15/2040	820,145	905,179
5.50% due 12/15/2039	1,373,180	1,493,431
6.00% due 10/15/2039	1,244,382	1,369,078
6.50% due 06/15/2029	3,910	4,366
7.00% due 09/15/2028	4,718	5,475

		5,714,626

Total U.S. Government Agencies
(cost $204,899,583)		202,165,490

U.S. GOVERNMENT TREASURIES — 26.4%
United States Treasury Bonds — 3.4%
2.75% due 11/15/2042	356,000	295,369
2.88% due 05/15/2043	4,551,000	3,874,039
3.13% due 11/15/2041	830,000	750,371
3.13% due 02/15/2042	8,027,000	7,245,620
3.13% due 02/15/2043	3,905,900	3,508,596
3.75% due 08/15/2041	1,052,000	1,071,725
4.25% due 11/15/2040	3,000,000	3,330,936
4.38% due 02/15/2038	674,000	763,621
4.38% due 05/15/2041	1,901,000	2,153,476
4.50% due 05/15/2038	588,000	678,864
4.63% due 02/15/2040	284,000	334,410
5.25% due 11/15/2028	1,575,000	1,952,016
8.13% due 08/15/2019	158,000	214,053

		26,173,096

United States Treasury Notes — 23.0%
0.13% due 04/15/2018TIPS(7)	2,219,102	2,262,965
0.25% due 03/31/2014	2,750,000	2,752,469
0.25% due 04/30/2014	360,000	360,338
0.25% due 01/15/2015	5,000,000	5,000,780
0.25% due 03/31/2015	4,000,000	3,997,344
0.25% due 05/31/2015	11,500,000	11,483,382
0.25% due 05/15/2016	4,000,000	3,957,188
0.38% due 04/15/2015	1,900,000	1,902,153
0.38% due 11/15/2015	76,000	75,852
0.50% due 06/15/2016	626,000	622,821
0.50% due 07/31/2017	3,157,000	3,071,167
0.63% due 05/31/2017	2,810,000	2,756,436
0.63% due 08/31/2017	2,947,000	2,874,937
0.63% due 04/30/2018	772,000	741,844
0.75% due 06/15/2014	7,290,000	7,325,313
0.75% due 10/31/2017	283,000	276,456

Security Description	Shares/ Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
0.75% due 12/31/2017	$351,000	$341,649
0.88% due 12/31/2016	5,005,000	4,993,659
0.88% due 02/28/2017	7,000,000	6,964,454
0.88% due 01/31/2018	677,000	661,503
1.00% due 08/31/2016	3,656,000	3,678,565
1.00% due 10/31/2016	5,835,000	5,859,163
1.00% due 03/31/2017	6,030,000	6,016,336
1.00% due 05/31/2018	4,655,000	4,544,444
1.25% due 10/31/2015	2,407,000	2,448,371
1.38% due 06/30/2018	4,199,000	4,164,228
1.38% due 07/31/2018	8,463,000	8,382,339
1.38% due 12/31/2018	2,002,000	1,967,748
1.50% due 06/30/2016	158,000	161,456
1.63% due 08/15/2022	2,038,000	1,871,616
1.63% due 11/15/2022	5,905,000	5,391,543
1.75% due 05/31/2016	5,000,000	5,144,920
1.75% due 05/15/2023	16,254,000	14,864,787
2.00% due 07/31/2020	3,000,000	2,963,673
2.00% due 11/15/2021	1,001,000	964,401
2.00% due 02/15/2022	6,280,000	6,019,970
2.38% due 08/31/2014	10,110,000	10,331,550
2.38% due 10/31/2014	90,000	92,275
2.38% due 05/31/2018	5,631,000	5,854,038
2.50% due 04/30/2015	7,500,000	7,770,412
2.50% due 08/15/2023	2,729,000	2,670,157
2.75% due 05/31/2017	2,284,000	2,420,506
2.75% due 12/31/2017	2,267,000	2,399,479
3.00% due 02/28/2017	830,000	886,544
3.13% due 05/15/2019	262,000	280,647
3.13% due 05/15/2021	2,199,000	2,318,742
3.38% due 11/15/2019	1,099,000	1,191,728
3.50% due 05/15/2020	3,472,000	3,782,039
3.63% due 08/15/2019	78,000	85,611
4.25% due 08/15/2015	750,000	806,045

		177,756,043

Total U.S. Government Treasuries
(cost $205,802,441)		203,929,139

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	1,057,000	910,415
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	1,010,000	855,076
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	861,000	808,557

Total Municipal Bonds & Notes
(cost $2,917,554)		2,574,048

PREFERRED SECURITIES — 0.4%
Banks - Commercial — 0.1%
Zions Bancorporation FRS Series G 6.30%	36,000	891,000

Electric - Integrated — 0.1%
Entergy Louisiana LLC 4.70%	23,375	446,696

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES (continued)
Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(5)	148,000	$15

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	6,900	35,397

Insurance - Reinsurance — 0.1%
RenaissanceRe Holdings, Ltd. Series E 5.38%	44,100	877,590

Telecom Services — 0.1%
Qwest Corp. 6.13%	47,925	1,009,780

Total Preferred Securities
(cost $3,891,394)		3,260,478

WARRANTS — 0.0%
Oil - Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*†	565	19,775

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(5)(6)(10)	40	12,400
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(5)(6)(10)	39	4,875

		17,275

Total Warrants
(cost $21,450)		37,050

Total Long-Term Investment Securities
(cost $743,185,957)		729,648,216

SHORT-TERM INVESTMENT SECURITIES — 8.9%
Time Deposits — 8.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/03/2013 (cost $69,149,000)	$69,149,000	69,149,000

TOTAL INVESTMENTS
(cost $812,334,957)(13)	103.4%	798,797,216
Liabilities in excess of other assets	(3.4)	(26,013,714)

NET ASSETS —	100.0%	$772,783,502

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $75,491,120 representing 9.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(4)	Security currently paying interest/dividends in the form of additional securities.
(5)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $20,863 representing 0.0% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	Principal amount of security is adjusted for inflation.
(8)	Interest Only
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2013, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ION Media Networks, Inc Expires 12/18/2016 (Strike price $500.00) Warrants	11/11/2010	40	$–	$12,400	$310	0.00%
ION Media Networks, Inc Expires 12/18/2016 (Strike price $687.00) Warrants	11/11/2010	39	–	4,875	125	0.00

				$17,275		0.00%

(11)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(12)	Subsequent to August 31, 2013, security is in default.
(13)	See Note 5 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2013 and unless noted otherwise the dates are the original maturity dates.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$59,240,021	$—	$59,240,021
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	—	—	3,528	3,528
Recycling	—	—	4	4
Other Industries*	—	187,613,932	—	187,613,932
Foreign Corporate Bonds & Notes	—	46,385,761	—	46,385,761
Foreign Government Agencies	—	24,438,765	—	24,438,765
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	46,767,002	—	46,767,002
Federal National Mtg. Assoc.	—	149,683,862	—	149,683,862
Government National Mtg. Assoc.	—	5,714,626	—	5,714,626
U.S. Government Treasuries:
United States Treasury Bonds	—	26,173,096	—	26,173,096
United States Treasury Notes	—	177,756,043	—	177,756,043
Municipal Bonds & Notes	—	2,574,048	—	2,574,048
Preferred Securities:
Finance - Investment Banker/Broker	—	15	—	15
Other Industries*	3,260,463	—	—	3,260,463
Warrants:
Oil-Field Services	—	19,775	—	19,775
Television	—	—	17,275	17,275
Short-Term Investment Securities:
Time Deposits	—	69,149,000	—	69,149,000

Total	$3,260,463	$795,515,946	$20,807	$798,797,216

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	6.6%
Cable/Satellite TV	5.6
Cellular Telecom	4.2
Medical — Hospitals	4.1
Telephone — Integrated	3.2
Data Processing/Management	3.0
Diversified Banking Institutions	2.9
Satellite Telecom	2.8
Building — Residential/Commercial	2.6
Repurchase Agreement	2.3
Pipelines	2.1
Banks — Commercial	2.1
Theaters	2.0
Telecom Services	2.0
Finance — Consumer Loans	2.0
Television	1.8
Chemicals — Diversified	1.8
Aerospace/Defense — Equipment	1.7
Diversified Financial Services	1.5
Food — Misc./Diversified	1.4
Investment Management/Advisor Services	1.3
Electric — Integrated	1.3
Electronic Components — Semiconductors	1.2
Office Automation & Equipment	1.2
Funeral Services & Related Items	1.1
Insurance — Multi-line	1.1
Real Estate Investment Trusts	1.1
Rental Auto/Equipment	1.1
Finance — Other Services	1.0
Building & Construction Products — Misc.	1.0
Retail — Propane Distribution	1.0
Machinery — Farming	1.0
Casino Hotels	0.8
Auto/Truck Parts & Equipment — Original	0.8
Building Products — Wood	0.8
Multimedia	0.8
Finance — Leasing Companies	0.7
Medical Products	0.7
Real Estate Management/Services	0.7
Computer Services	0.7
Retail — Leisure Products	0.7
Metal Processors & Fabrication	0.7
Finance — Auto Loans	0.7
Retail — Regional Department Stores	0.6
Web Hosting/Design	0.6
Shipbuilding	0.6
Electric — Generation	0.6
Retail — Arts & Crafts	0.6
Chemicals — Plastics	0.6
Internet Connectivity Services	0.6
Retail — Discount	0.6
Advertising Sales	0.6
Medical Information Systems	0.6
Radio	0.6
X-Ray Equipment	0.5
Finance — Mortgage Loan/Banker	0.5
Machinery — General Industrial	0.5
Gambling (Non-Hotel)	0.5
Casino Services	0.5
Printing — Commercial	0.5
Retail — Home Furnishings	0.5
Diversified Manufacturing Operations	0.5
Special Purpose Entities	0.5
Chemicals — Specialty	0.4
Coal	0.4
Applications Software	0.4
Commercial Services	0.4
Diagnostic Kits	0.4
Insurance — Property/Casualty	0.4

Independent Power Producers	0.4%
Containers — Paper/Plastic	0.4
Beverages — Wine/Spirits	0.4
Containers — Metal/Glass	0.4
Rubber — Tires	0.4
Paper & Related Products	0.3
Retail — Perfume & Cosmetics	0.3
Oil & Gas Drilling	0.3
Dialysis Centers	0.3
Enterprise Software/Service	0.3
Medical — Drugs	0.3
Commercial Services — Finance	0.3
Building Products — Cement	0.3
Non-Hazardous Waste Disposal	0.3
Insurance — Life/Health	0.2
Semiconductor Components — Integrated Circuits	0.2
Medical — Biomedical/Gene	0.2
Medical — Outpatient/Home Medical	0.2
Apparel Manufacturers	0.2
Retail — Apparel/Shoe	0.2
Banks — Mortgage	0.2
Travel Services	0.2
Agricultural Operations	0.1
Distribution/Wholesale	0.1
Motion Pictures & Services	0.1
Telecommunication Equipment	0.1
Home Furnishings	0.1
Aerospace/Defense	0.1

97.6%

Credit Quality†#

Baa	2.0%
Ba	37.7
B	36.0
Caa	20.2
Not Rated@	4.1

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Principal Amount(16)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 2.6%
Building - Residential/Commercial — 0.4%
KB Home Company Guar. Notes 1.38% due 02/01/2019	$1,117,000	$1,062,546
M/I Homes, Inc. Company Guar. Notes 3.00% due 03/01/2018	330,000	323,400

		1,385,946

Electronic Components - Semiconductors — 0.2%
ON Semiconductor Corp. Company Guar. Notes 2.63% due 12/15/2026	551,000	596,802

Medical - Biomedical/Gene — 0.2%
Exelixis, Inc. Senior Sub. Notes 4.25% due 08/15/2019	715,000	744,941

Medical - Drugs — 0.1%
Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/2018(18)	1,620,000	281,475

Oil Companies - Exploration & Production — 1.2%
Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/2037	3,162,000	3,055,526
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	940,000	970,550

		4,026,076

X-Ray Equipment — 0.5%
Hologic, Inc. Senior Notes 2.00% due 03/01/2042(7)	1,700,000	1,742,500

Total Convertible Bonds & Notes
(cost $9,370,593)		8,777,740

U.S. CORPORATE BONDS & NOTES — 73.8%
Advertising Sales — 0.6%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	1,580,000	1,465,450
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	500,000	503,750

		1,969,200

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020	165,000	176,963

Aerospace/Defense - Equipment — 1.7%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	1,185,000	1,173,150
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	1,390,000	1,501,200
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	885,000	862,875

Security Description	Principal Amount(16)	Value (Note 2)

Aerospace/Defense - Equipment (continued)
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	$1,995,000	$2,134,650

		5,671,875

Agricultural Operations — 0.1%
American Rock Salt Co., LLC/American Rock Capital Corp. Sec. Notes 8.25% due 05/01/2018*	431,000	416,993

Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	615,000	664,200

Applications Software — 0.4%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,285,000	1,461,688

Auto/Truck Parts & Equipment - Original — 0.8%
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*	2,310,000	2,610,300

Banks - Commercial — 1.3%
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	1,030,000	1,068,625
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	1,675,000	1,683,375
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	1,491,000	1,610,280

		4,362,280

Banks - Mortgage — 0.2%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	565,000	570,650

Beverages - Wine/Spirits — 0.4%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	430,000	394,525
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/2017	750,000	856,875

		1,251,400

Building & Construction Products - Misc. — 1.0%
Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017*	510,000	546,975
Associated Materials LLC/AMH New Finance, Inc. Senior Sec. Notes 9.13% due 11/01/2017	100,000	107,250
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,385,000	2,581,762
Ply Gem Industries, Inc. Company Guar. Notes 9.38% due 04/15/2017	312,000	328,380

		3,564,367

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building Products - Wood — 0.6%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	$420,000	$434,700
Masco Corp. Senior Notes 6.13% due 10/03/2016	340,000	375,700
Masco Corp. Senior Notes 7.13% due 03/15/2020	925,000	1,040,625
Masco Corp. Senior Notes 7.75% due 08/01/2029	145,000	158,513

		2,009,538

Building - Residential/Commercial — 2.2%
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*	2,035,000	2,187,625
KB Home Company Guar. Notes 7.50% due 09/15/2022	555,000	578,588
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,581,532
Lennar Corp. Company Guar. Notes 5.00% due 11/15/2022*	2,721,000	2,496,517
Pulte Group, Inc. Company Guar. Notes 6.38% due 05/15/2033	285,000	255,075
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	390,000	360,750

		7,460,087

Cable/Satellite TV — 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	2,850,000	2,600,625
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	630,000	584,325
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,215,000	1,233,225
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	1,592,000	1,687,520
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	315,000	341,775
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,070,000	1,909,575
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	2,576,000	2,685,480
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	2,710,000	3,055,525
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*	1,286,000	1,395,310

		15,493,360

Security Description	Principal Amount(16)	Value (Note 2)

Casino Hotels — 0.8%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	$1,405,000	$1,341,775
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/2020	1,165,000	1,301,887

		2,643,662

Casino Services — 0.4%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	1,290,000	1,354,500
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/2013†(1)(2)	930,000	0

		1,354,500

Cellular Telecom — 3.4%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,840,000	1,909,000
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018	960,000	1,039,200
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021	1,365,000	1,044,225
NII Capital Corp. Company Guar. Notes 8.88% due 12/15/2019	1,145,000	953,213
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	825,000	886,875
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	1,955,000	2,282,462
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	2,680,000	2,881,000
T-Mobile USA, Inc. Senior Notes 5.25% due 09/01/2018*	460,000	464,600

		11,460,575

Chemicals - Diversified — 0.5%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018	775,000	827,313
Momentive Performance Materials, Inc. Senior Sec. Notes 8.88% due 10/15/2020	750,000	778,125

		1,605,438

Chemicals - Plastics — 0.6%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	485,000	478,938
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	915,000	935,587
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	680,000	673,200

		2,087,725

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Specialty — 0.4%
Ferro Corp. Senior Notes 7.88% due 08/15/2018	$1,405,000	$1,485,788

Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	300,000	298,500

Commercial Services — 0.4%
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	1,265,000	1,397,825

Commercial Services - Finance — 0.3%
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	850,000	884,000

Computer Services — 0.7%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	630,000	639,450
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018	1,161,000	1,233,563
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	525,000	561,750

		2,434,763

Containers - Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 7.38% due 09/01/2019	185,000	200,263

Containers - Paper/Plastic — 0.4%
BOE Intermediate Holding Corp. Senior Notes 9.75% due 11/01/2017*(3)	1,240,000	1,264,800

Data Processing/Management — 3.0%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	675,000	693,932
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	3,115,000	3,231,812
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	5,737,000	5,866,082
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(3)	553,000	570,973

		10,362,799

Diagnostic Kits — 0.4%
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020*	1,375,000	1,371,563

Dialysis Centers — 0.3%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	420,000	432,600
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/2022*	345,000	351,038

Security Description	Principal Amount(16)	Value (Note 2)

Dialysis Centers (continued)
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/2018*	$290,000	$316,100

		1,099,738

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	324,950

Diversified Banking Institutions — 0.8%
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	1,475,000	1,677,812
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	990,000	1,139,738

		2,817,550

Diversified Financial Services — 0.4%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	1,510,000	1,404,300

Diversified Manufacturing Operations — 0.5%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	1,390,000	1,563,750

E-Commerce/Services — 0.0%
IAC/Inter Active Corp. Company Guar. Notes 4.75% due 12/15/2022	150,000	138,375

Electric - Generation — 0.6%
AES Corp. Senior Notes 8.00% due 10/15/2017	1,420,000	1,633,000
AES Corp. Senior Notes 8.00% due 06/01/2020	450,000	510,750

		2,143,750

Electric - Integrated — 0.5%
DPL, Inc. Senior Notes 7.25% due 10/15/2021	1,225,000	1,249,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*	605,000	421,231

		1,670,731

Electronic Components - Semiconductors — 1.0%
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020	825,000	860,062
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	2,215,000	2,392,200
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	228,000	251,940

		3,504,202

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.3%
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	$968,000	$1,076,900

Finance - Auto Loans — 0.7%
Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/2017	1,270,000	1,355,725
General Motors Financial Co., Inc. Senior Notes 2.75% due 05/15/2016*	615,000	613,463
General Motors Financial Co., Inc. Senior Notes 3.25% due 05/15/2018*	315,000	302,400

		2,271,588

Finance - Consumer Loans — 2.0%
SLM Corp. Senior Notes 6.25% due 01/25/2016	1,035,000	1,102,275
SLM Corp. Senior Notes 8.00% due 03/25/2020	896,000	974,400
SLM Corp. Senior Notes 8.45% due 06/15/2018	934,000	1,064,760
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	3,530,000	3,627,075

		6,768,510

Finance - Leasing Companies — 0.7%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	845,000	842,887
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	1,600,000	1,716,000

		2,558,887

Finance - Mortgage Loan/Banker — 0.5%
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp. Senior Notes 7.38% due 10/01/2017*	1,810,000	1,877,875

Finance - Other Services — 0.7%
Nationstar Mortgage LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	810,000	818,100
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	480,000	465,600
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 7.88% due 10/01/2020	1,120,000	1,181,600

		2,465,300

Food - Misc./Diversified — 1.3%
ARAMARK Corp. Company Guar. Notes 5.75% due 03/15/2020*	2,675,000	2,728,500

Security Description	Principal Amount(16)	Value (Note 2)

Food - Misc./Diversified (continued)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021*	$1,685,000	$1,567,050

		4,295,550

Funeral Services & Related Items — 1.1%
Service Corp International Senior Notes 4.50% due 11/15/2020	1,255,000	1,217,350
Service Corp International Senior Notes 5.38% due 01/15/2022*	335,000	325,369
Service Corp. International Senior Notes 7.63% due 10/01/2018	2,086,000	2,370,217

		3,912,936

Gambling (Non-Hotel) — 0.3%
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	1,125,000	1,164,375

Home Furnishings — 0.1%
Tempur Sealy International, Inc. Company Guar. Notes 6.88% due 12/15/2020	195,000	203,531

Independent Power Producers — 0.4%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	1,224,000	1,297,440

Insurance - Life/Health — 0.2%
Tenet Healthcare Corp. Senior Notes 4.75% due 06/01/2020	870,000	822,150

Insurance - Multi-line — 1.1%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2068	1,970,000	2,231,025
ING US, Inc. Company Guar. Notes 5.50% due 07/15/2022	905,000	967,810
ING US, Inc. FRS Company Guar. Notes 5.65% due 05/15/2053	765,000	708,987

		3,907,822

Internet Connectivity Services — 0.2%
Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020	280,000	303,800
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020	200,000	227,000

		530,800

Investment Management/Advisor Services — 1.3%
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	3,170,000	3,122,450
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	1,516,000	1,489,470

		4,611,920

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery - Farming — 1.0%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/2013	$1,175,000	$1,175,000
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	1,595,000	1,834,250
CNH Capital LLC Company Guar. Notes 3.88% due 11/01/2015	230,000	234,600

		3,243,850

Medical Information Systems — 0.6%
IMS Health, Inc. Senior Notes 12.50% due 03/01/2018*	1,645,000	1,941,100

Medical Products — 0.7%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	605,000	620,125
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,885,000	1,880,287

		2,500,412

Medical - Hospitals — 4.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	996,000	1,018,410
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	1,265,000	1,277,650
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	2,500,000	2,506,250
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	2,150,000	2,219,875
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	1,275,000	1,369,031
HCA, Inc. Senior Notes 7.50% due 11/15/2095	840,000	756,000
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/2020	2,370,000	2,556,638
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/2019	750,000	810,000
Health Management Associates, Inc. Company Guar. Notes 7.38% due 01/15/2020	1,410,000	1,575,675

		14,089,529

Medical - Outpatient/Home Medical — 0.2%
Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/2017	955,000	668,500

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*	264,000	285,965

Security Description	Principal Amount(16)	Value (Note 2)

Multimedia — 0.4%
NBC Universal Enterprise, Inc. Jr. Sub. Notes 5.25% due 03/19/2021*(4)	$1,260,000	$1,247,400

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(1)(2)(5)(6)	210,000	0

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	870,000	867,825

Office Automation & Equipment — 1.2%
CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/2018(7)	689,000	756,178
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	2,967,000	3,259,991

		4,016,169

Oil Companies - Exploration & Production — 4.6%
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,390,000	1,386,525
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/2019	790,000	829,500
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/2017	825,000	874,500
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/2020	595,000	638,137
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	690,000	696,900
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	1,250,000	1,115,625
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/2018	2,160,000	2,224,800
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	2,168,000	2,384,800
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	110,000	116,875
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(3)(17)	750,885	765,903
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	75,000	74,625
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/2018	885,000	919,294
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	995,000	1,072,112

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	$1,635,000	$1,577,775
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	935,000	1,009,800

		15,687,171

Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	320,000	289,600

Pipelines — 2.1%
El Paso LLC Senior Sec. Notes 6.50% due 09/15/2020	1,075,000	1,133,797
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	1,715,000	1,910,937
El Paso LLC Senior Sec. Notes 7.75% due 01/15/2032	285,000	299,152
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,471,500
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	2,290,000	2,483,173

		7,298,559

Printing - Commercial — 0.5%
Deluxe Corp. Company Guar. Notes 6.00% due 11/15/2020	1,570,000	1,628,875

Radio — 0.6%
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	555,000	507,825
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,560,000	1,376,700
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	60,000	55,650

		1,940,175

Real Estate Investment Trusts — 1.1%
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/2017	1,100,000	1,160,500
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/2020	2,455,000	2,670,195

		3,830,695

Real Estate Management/Services — 0.7%
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	1,645,000	1,525,737
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	870,000	974,400

		2,500,137

Security Description	Principal Amount(16)	Value (Note 2)

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	$2,565,000	$97

Rental Auto/Equipment — 1.1%
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	500,000	513,125
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	325,000	330,688
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018	2,075,000	2,215,062
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	690,000	743,475

		3,802,350

Retail - Apparel/Shoe — 0.2%
Limited Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	641,235

Retail - Arts & Crafts — 0.6%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,940,000	2,087,925

Retail - Discount — 0.6%
99 Cents Only Stores Company Guar. Notes 11.00% due 12/15/2019	1,760,000	1,971,200

Retail - Home Furnishings — 0.5%
GRD Holdings III Corp. Senior Sec. Notes 10.75% due 06/01/2019*	1,510,000	1,608,150

Retail - Leisure Products — 0.7%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020*	455,000	487,419
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Company Guar. Notes 8.75% due 08/15/2019*(3)	1,825,000	1,804,469

		2,291,888

Retail - Perfume & Cosmetics — 0.3%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	585,000	585,731
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	491,000	535,190

		1,120,921

Retail - Propane Distribution — 1.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	1,200,000	1,272,000
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	535,000	564,425

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Propane Distribution (continued)
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	$1,711,000	$1,711,000

		3,547,425

Retail - Regional Department Stores — 0.4%
JC Penney Corp., Inc. Senior Notes 5.65% due 06/01/2020	310,000	236,762
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/2036	595,000	410,550
JC Penney Corp., Inc. Senior Notes 7.40% due 04/01/2037	1,170,000	801,450
JC Penney Corp., Inc. Senior Notes 7.95% due 04/01/2017	110,000	95,838

		1,544,600

Rubber - Tires — 0.4%
Continental Rubber of America Corp. Senior Sec. Notes 4.50% due 09/15/2019*	1,200,000	1,212,600

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Escrow Notes 11.00% due 06/01/2007†(1)(2)	50,000	0

Satellite Telecom — 1.0%
DigitalGlobe, Inc. Company Guar. Notes 5.25% due 02/01/2021*	1,570,000	1,471,875
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	1,985,000	2,089,212

		3,561,087

Shipbuilding — 0.6%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018	1,730,000	1,864,075
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	280,000	302,400

		2,166,475

Special Purpose Entity — 0.5%
MPH Intermediate Holding Co. 2 Senior Notes 8.38% due 08/01/2018*(3)	1,531,000	1,561,620

Telecom Services — 0.1%
TW Telecom Holdings Inc. Company Guar. Notes 5.38% due 10/01/2022	230,000	219,075

Telephone - Integrated — 2.7%
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	2,009,000	2,024,068
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	386,000	408,195
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	2,122,000	2,270,540

Security Description	Principal Amount(16)	Value (Note 2)

Telephone - Integrated (continued)
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	$1,555,000	$1,405,331
Windstream Corp. Company Guar. Notes 7.75% due 10/15/2020	2,465,000	2,520,462
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	425,000	455,813

		9,084,409

Television — 1.5%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	2,320,000	2,447,600
Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/2017*	745,000	787,837
Univision Communications, Inc. Senior Sec. Notes 6.75% due 09/15/2022*	1,986,000	2,060,475

		5,295,912

Theaters — 2.0%
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/2019	1,205,000	1,295,375
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	3,175,000	3,627,437
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	435,000	400,200
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	215,000	201,025
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/2019	819,000	885,544
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	240,000	220,800
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/2018	259,000	282,958

		6,913,339

Web Hosting/Design — 0.6%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	90,000	86,625
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	550,000	523,875
Equinix, Inc. Senior Notes 7.00% due 07/15/2021	1,510,000	1,619,475

		2,229,975

X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	155,000	161,588

Total U.S. Corporate Bonds & Notes
(cost $247,306,705)		252,025,865

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

FOREIGN CONVERTIBLE BONDS & NOTES — 0.3%
Building Products - Cement — 0.3%
Cemex SAB de CV Sub. Notes 3.75% due 03/15/2018 (cost $907,614)	$675,000	$874,547

FOREIGN CORPORATE BONDS & NOTES — 13.5%
Banks - Commercial — 0.8%
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/2020*	2,521,000	2,665,957

Building Products - Wood — 0.2%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	522,000	550,710

Cable/Satellite TV — 1.1%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	1,815,000	1,883,062
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	2,085,000	1,897,350

		3,780,412

Cellular Telecom — 0.8%
NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*	2,405,000	2,266,712
NII International Telecom SCA Company Guar. Notes 11.38% due 08/15/2019*	365,000	392,375

		2,659,087

Chemicals - Diversified — 1.3%
INEOS Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	1,135,000	1,214,450
INEOS Group Holdings SA Company Guar. Notes 6.13% due 08/15/2018*	3,370,000	3,260,475

		4,474,925

Containers - Metal/Glass — 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Sec. Notes 4.88% due 11/15/2022*	260,000	250,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	795,000	773,138

		1,023,388

Diversified Banking Institutions — 1.1%
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	850,000	762,952
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	2,450,000	2,358,564
UBS AG Sub. Notes 7.63% due 08/17/2022	700,000	768,247

		3,889,763

Security Description	Principal Amount(16)		Value (Note 2)

Diversified Financial Services — 0.6%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016		$2,091,000	$2,179,868

Finance - Other Services — 0.3%
Ausdrill Finance Pty, Ltd. Company Guar. Notes 6.88% due 11/01/2019*		1,095,000	969,075

Gambling (Non-Hotel) — 0.2%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	575,000	555,457

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(1)(2)(6)(8)		475,000	0

Internet Connectivity Services — 0.4%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/2018*		1,340,000	1,463,950

Medical - Drugs — 0.2%
VPII Escrow Corp. Senior Notes 6.75% due 08/15/2018*		745,000	788,769

Multimedia — 0.4%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,290,000	1,202,925

Oil & Gas Drilling — 0.3%
Seadrill, Ltd. Senior Notes 5.63% due 09/15/2017*		1,110,000	1,118,325

Oil Companies - Exploration & Production — 0.8%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		1,925,000	2,079,000
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		480,000	478,800

			2,557,800

Paper & Related Products — 0.2%
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/2020*		746,000	792,625

Satellite Telecom — 1.5%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022*		590,000	588,525
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020		1,000,000	1,067,500
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021		825,000	891,000
Intelsat Luxembourg SA Company Guar. Notes 6.75% due 06/01/2018*		235,000	243,225

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(16)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom (continued)
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	$2,405,000	$2,477,150

		5,267,400

Semiconductor Components - Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 3.75% due 06/01/2018*	835,000	806,819

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(1)(2)(8)(9)	925,000	0

Telecom Services — 1.9%
Altice Financing SA Senior Sec. Notes 7.88% due 12/15/2019*	750,000	791,625
Altice Finco SA Senior Notes 9.88% due 12/15/2020*	535,000	575,125
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/2021*	545,000	588,600
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/2022*	1,175,000	1,227,875
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*	220,000	220,000
Wind Acquisition Finance SA Senior Sec. Notes 7.25% due 02/15/2018*	2,080,000	2,121,600
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	1,000,000	1,045,000

		6,569,825

Telephone - Integrated — 0.5%
Softbank Corp. Company Guar. Notes 4.50% due 04/15/2020*	1,710,000	1,616,702

Television — 0.2%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	845,000	785,850

Travel Services — 0.2%
Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	535,000	543,025

Total Foreign Corporate Bonds & Notes
(cost $47,623,361)		46,262,657

LOANS(2)(10)(11) — 3.0%
Beverages - Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loan 9.36% due 03/01/2011†(1)	600,000	0

Building - Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loan 12.25% due 08/15/2013†(1)	2,037,645	0

Security Description	Shares/ Principal Amount(16)	Value (Note 2)

Coal — 0.3%
Arch Coal, Inc. Term Loan 5.75% due 05/01/2018	$1,197,903	$1,164,961

Electric - Integrated — 0.8%
Texas Competitive Electric Holdings Co. LLC Term Loan 4.71% due 10/10/2017	3,873,748	2,632,940

Insurance - Property/Casualty — 0.4%
Asurion LLC Term Loan 3.50% due 07/08/2020	1,420,000	1,363,200

Machinery - General Industrial — 0.5%
Gardner Denver, Inc. Term Loan 4.25% due 07/30/2020	1,880,000	1,874,232

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Loan 16.50% due 08/30/2011†(1)	1,147,485	0

Metal Processors & Fabrication — 0.7%
Rexnord LLC Term Loan 4.00% due 08/14/2020	2,300,000	2,278,438

Retail - Regional Department Stores — 0.2%
JC Penney Corp., Inc. Term Loan 6.00% due 05/21/2018	830,000	811,918

Telecommunication Equipment — 0.1%
Alcatel-Lucent USA, Inc. Term Loan 7.25% due 01/30/2019	248,750	250,459

Total Loans
(cost $11,930,687)		10,376,148

COMMON STOCK — 0.1%
Building Products - Doors & Windows — 0.0%
Masonite International Corp.†	754	36,946

Casino Services — 0.0%
Greektown, Inc.†(1)(2)	703	56,943

Food - Misc./Diversified — 0.1%
Wornick Co.†(1)(2)	3,444	330,796

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC†(1)(2)(12)	85,612	0

Multimedia — 0.0%
Haights Cross Communication, Inc.†(1)(2)	10,439	0

Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(1)(2)	80	81,002

Total Common Stock
(cost $2,243,681)		505,687

MEMBERSHIP INTEREST CERTIFICATES — 0.1%
Casino Services — 0.1%
Herbst Gaming, Inc.†(2)(13) (cost $232,701)	23,439	240,251

PREFERRED SECURITIES — 1.8%
Diversified Banking Institutions — 1.0%
GMAC Capital Trust I FRS 8.13%	134,000	3,552,340

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares/ Principal Amount(16)	Value (Note 2)

PREFERRED SECURITIES (continued)
Diversified Financial Services — 0.5%
Citigroup Capital XIII FRS 7.88%	67,000	$1,842,500

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(1)(2)	26,118	0

Satellite Telecom — 0.3%
Intelsat SA, Series A 5.75%	14,394	868,678

Total Preferred Securities
(cost $5,944,699)		6,263,518

WARRANTS — 0.1%
Building Products - Doors & Windows — 0.0%
Masonite International Corp. Expires 06/09/2014 (strike price $50.77)†(14)	3,658	18,290
Masonite International Corp. Expires 06/09/2016 (strike price $50.77)†(1)(2)	2,743	27,276

		45,566

Television — 0.1%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(1)(2)(13)	310	96,100
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(1)(2)(13)	306	38,250

		134,350

Total Warrants
(cost $0)		179,916

Total Long-Term Investment Securities
(cost $325,560,041)		325,506,329

REPURCHASE AGREEMENT — 2.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/30/2013, to be repurchased 09/03/2013 in the amount of $7,965,000 and collateralized by $9,075,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $8,124,457 (cost $7,965,000)	$7,965,000	7,965,000

TOTAL INVESTMENTS
(cost $333,525,041)(15)	97.6%	333,471,329
Other assets less liabilities	2.4	8,279,391

NET ASSETS —	100.0%	$341,750,720

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $105,326,090 representing 30.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $11,246,863 representing 3.3% of net assets.
(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(4)	Perpetual maturity — maturity date reflects the next call date.
(5)	Company has filed for Chapter 7 bankruptcy.
(6)	Security in default of principal and interest at maturity.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(8)	Company has filed bankruptcy in country of issuance
(9)	Security in default
(10)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	Consists of more than one type of securities traded together as a unit.
(13)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2013, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Herbst Gaming, Inc. Membership Interest Certificate	03/26/2008	23,439	$232,701	$240,251	$10.25	0.07%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $500.00) Warrants	11/11/2010	310	–	96,100	310.00	0.03%
ION Media Networks, Inc. Expires 12/18/2016 (Strike price $687.00) Warrants	03/01/2011	306	–	38,250	125.00	0.01%

				$374,601		0.11%

(14)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(15)	See Note 5 for cost of investments on a tax basis
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	Security currently paying interest/dividends in the form of additional securities.
(18)	Subsequent to August 31, 2013, the company has filed for Chapter 11 bankruptcy protection.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2013 and unless otherwise noted, the dates are the original maturity dates.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	CAD	575,000	USD	555,344	09/23/2013	$9,710	$–

Currency Legend

CAD—Canadian Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$8,777,740	$—	$8,777,740
U.S. Corporate Bonds & Notes:
Casino Services	—	1,354,500	0	1,354,500
Non-Ferrous Metals	—	—	0	0
Recycling	—	—	97	97
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	250,671,268	—	250,671,268
Foreign Convertible Bonds & Notes	—	874,547	—	874,547
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Special Purpose Entity	—	—	0	0
Other Industries*	—	46,262,657	—	46,262,657
Loans:
Beverages - Non-alcoholic	—	—	0	0
Building - Residential/Commercial	—	—	0	0
Medical-Drugs	—	—	0	0
Other Industries*	—	10,376,148	—	10,376,148
Common Stock:
Building Products - Doors & Windows	36,946	—	—	36,946
Other Industries*	—	—	468,741	468,741
Membership Interest Certificates	—	240,251	—	240,251
Preferred Securities:
Medical - Drugs	—	—	0	0
Other Industries*	6,263,518	—	—	6,263,518
Warrants:
Building Products - Doors & Windows	—	18,290	27,276	45,566
Television	—	—	134,350	134,350
Repurchase Agreement	—	7,965,000	—	7,965,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts - Appreciation	—	9,710	—	9,710

Total	$6,300,464	$326,550,111	$630,464	$333,481,039

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Investment Management/Advisor Services	3.5%
Banks — Commercial	3.4
Auto/Truck Parts & Equipment — Original	3.1
Real Estate Operations & Development	2.4
Machinery — General Industrial	2.2
Chemicals — Diversified	2.1
Machine Tools & Related Products	2.1
Retail — Discount	2.0
Food — Misc./Diversified	1.9
Diversified Operations	1.9
Diversified Operations/Commercial Services	1.9
Oil — Field Services	1.8
Oil Companies — Exploration & Production	1.7
Computers — Integrated Systems	1.4
Machinery — Construction & Mining	1.4
Medical — Drugs	1.4
Insurance — Property/Casualty	1.3
Retail — Restaurants	1.3
Distribution/Wholesale	1.3
Building & Construction Products — Misc.	1.3
Computers	1.2
Transport — Services	1.1
Commercial Services	1.1
Human Resources	1.1
Retail — Drug Store	1.1
Food — Wholesale/Distribution	1.1
Chemicals — Plastics	1.1
Real Estate Investment Trusts	1.1
Insurance Brokers	1.1
Telecom Services	1.0
Internet Content — Information/News	1.0
Building — Residential/Commercial	1.0
Retail — Consumer Electronics	1.0
E-Commerce/Services	1.0
Telephone — Integrated	1.0
Travel Services	0.9
Unknown	0.9
E-Commerce/Products	0.9
Diversified Manufacturing Operations	0.9
Retail — Apparel/Shoe	0.9
Appliances	0.8
Footwear & Related Apparel	0.8
Electronic Components — Misc.	0.8
Electronic Measurement Instruments	0.8
Rubber/Plastic Products	0.8
Apparel Manufacturers	0.8
Beverages — Non-alcoholic	0.8
Food — Dairy Products	0.8
Exchange — Traded Funds	0.8
Steel — Producers	0.7
Cosmetics & Toiletries	0.7
Finance — Credit Card	0.7
Telecommunication Equipment	0.7
Real Estate Management/Services	0.7
Chemicals — Specialty	0.7
Engineering/R&D Services	0.7
Auto — Cars/Light Trucks	0.7
Transactional Software	0.6
Web Portals/ISP	0.6
Schools	0.6
Containers — Metal/Glass	0.6
Medical Instruments	0.6
Retail — Convenience Store	0.6
Medical Products	0.5
Airlines	0.5
Consumer Products — Misc.	0.5
Wire & Cable Products	0.5
Diagnostic Equipment	0.5
Computers — Periphery Equipment	0.5

Paper & Related Products	0.5%
Home Furnishings	0.5
Finance — Investment Banker/Broker	0.4
Medical Labs & Testing Services	0.4
Funeral Services & Related Items	0.4
Enterprise Software/Service	0.4
Hotels/Motels	0.4
Computer Services	0.4
Circuit Boards	0.4
Medical — Wholesale Drug Distribution	0.4
Casino Services	0.4
Fisheries	0.4
Wireless Equipment	0.4
Gambling (Non-Hotel)	0.4
Electric Products — Misc.	0.4
Finance — Other Services	0.3
Retail — Building Products	0.3
Broadcast Services/Program	0.3
Respiratory Products	0.3
Marine Services	0.3
Electronic Components — Semiconductors	0.3
Diversified Minerals	0.3
Transport — Truck	0.3
Veterinary Products	0.3
Food — Retail	0.3
Satellite Telecom	0.3
Soap & Cleaning Preparation	0.3
Aerospace/Defense	0.3
Diversified Financial Services	0.3
Oil Refining & Marketing	0.3
Coatings/Paint	0.2
Retail — Misc./Diversified	0.2
Oil Field Machinery & Equipment	0.2
Tobacco	0.2
E-Marketing/Info	0.2
Electric — Integrated	0.2
Food — Catering	0.2
Semiconductor Components — Integrated Circuits	0.2
Metal Processors & Fabrication	0.2
Advertising Services	0.2
Retail — Automobile	0.2
Insurance — Life/Health	0.2
Food — Meat Products	0.2
Food — Flour & Grain	0.2
Brewery	0.2
Cellular Telecom	0.2
Containers — Paper/Plastic	0.2
Electronic Parts Distribution	0.2
Photo Equipment & Supplies	0.2
Dental Supplies & Equipment	0.2
Textile — Products	0.2
Cable/Satellite TV	0.1
Instruments — Controls	0.1
Repurchase Agreement	0.1
Hazardous Waste Disposal	0.1
Building — Heavy Construction	0.1
Office Automation & Equipment	0.1
Aerospace/Defense — Equipment	0.1
Consulting Services	0.1
Semiconductor Equipment	0.1
Computer Aided Design	0.1
Television	0.1
Food — Confectionery	0.1
Electronic Connectors	0.1
Building & Construction — Misc.	0.1
Networking Products	0.1
Retail — Hypermarkets	0.1
Electric — Generation	0.1
Beverages — Wine/Spirits	0.1

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited) — (continued)

Industry Allocation* (continued)

Insurance — Multi-line	0.1%
Applications Software	0.1
Transport — Rail	0.1
Building Products — Cement	0.1
Pharmacy Services	0.1
Machinery — Pumps	0.1
Retail — Home Furnishings	0.1
Rental Auto/Equipment	0.1
Leisure Products	0.1
Office Supplies & Forms	0.1
Auto — Heavy Duty Trucks	0.1
Industrial Gases	0.1
Bicycle Manufacturing	0.1
Printing — Commercial	0.1
Coffee	0.1
Transport — Marine	0.1

97.6%

Country Allocation*

United Kingdom	22.9%
Japan	20.1
Germany	10.2
France	4.0
Australia	3.9
Switzerland	3.9
Ireland	3.3
Brazil	3.0
Italy	2.9
Bermuda	2.2
Denmark	2.0
Canada	1.6
Sweden	1.6
Spain	1.5
United States	1.3
Netherlands	1.2
Cayman Islands	1.0
Taiwan	1.0
Norway	0.9
Mexico	0.8
South Korea	0.8
Philippines	0.8
Luxembourg	0.8
Malaysia	0.8
Hong Kong	0.7
Israel	0.7
Belgium	0.7
Singapore	0.6
Austria	0.4
Thailand	0.4
New Zealand	0.3
China	0.3
Indonesia	0.3
Turkey	0.3
Panama	0.1
Finland	0.1
British Virgin Islands	0.1
Jersey	0.1

97.6%

*	Calculated as a percentage of net assets

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.5%
Australia — 3.9%
Ansell, Ltd.	194,748	$3,366,176
Asciano, Ltd.	83,060	411,777
Austbrokers Holdings, Ltd.	23,870	229,239
Cabcharge Australia, Ltd.	146,916	541,357
Computershare, Ltd.	81,756	702,201
David Jones, Ltd.	83,269	209,000
Flight Centre, Ltd.	115,449	4,829,505
Gunns, Ltd.†(1)(2)	2,150,658	0
Harvey Norman Holdings, Ltd.	1,200,196	3,215,387
Iluka Resources, Ltd.	180,173	1,723,903
Insurance Australia Group, Ltd.	159,747	827,504
JB Hi-Fi, Ltd.	185,747	3,118,014
Qantas Airways, Ltd.†	477,251	581,945
WorleyParsons, Ltd.	41,180	806,716

		20,562,724

Austria — 0.4%
Mayr-Melnhof Karton AG	7,668	823,421
Schoeller-Bleckmann Oilfield Equipment AG	12,748	1,347,871

		2,171,292

Belgium — 0.7%
Bekaert NV	77,110	2,744,501
D’Ieteren SA	15,540	719,051

		3,463,552

Bermuda — 2.2%
Catlin Group, Ltd.	176,884	1,281,498
Credicorp, Ltd.	11,660	1,413,658
Dairy Farm International Holdings, Ltd.	45,000	459,000
Esprit Holdings, Ltd.	213,250	364,105
First Pacific Co., Ltd.	448,250	465,335
Hiscox, Ltd.	273,835	2,737,136
Li & Fung, Ltd.	256,000	377,012
Midland Holdings, Ltd.	2,588,000	981,207
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0
Shangri-La Asia, Ltd.	480,000	740,323
VTech Holdings, Ltd.	193,200	2,832,804

		11,652,078

Brazil — 2.8%
Abril Educacao SA	31,470	435,260
All America Latina Logistica SA	138,300	535,011
Alupar Investimento SA†	71,100	508,975
Anhanguera Educacional Participacoes SA	127,700	741,275
Brasil Brokers Participacoes SA	187,100	411,691
Brasil Insurance Participacoes e Administracao SA	77,700	622,004
Brasil Pharma SA†	147,000	523,691
CETIP SA—Mercados Organizados	68,511	671,916
Cia Hering	58,500	782,386
EDP—Energias do Brasil SA	152,800	685,245
Estacio Participacoes SA	102,150	751,799
Fleury SA	81,400	629,447
Kroton Educacional SA	87,456	1,172,947
Linx SA	38,400	624,456
Lojas Renner SA	8,800	211,669
LPS Brasil Consultoria de Imoveis SA	82,800	527,835
M Dias Branco SA	22,700	867,204
Mills Estruturas e Servicos de Engenharia SA	36,700	455,299
Multiplan Empreendimentos Imobiliarios SA	31,504	632,998
Multiplus SA	48,000	524,269
Odontoprev SA	127,900	472,264
Tim Participacoes SA ADR	42,920	846,382
Totvs SA	40,800	639,544
Tractebel Energia SA	41,300	591,991

		14,865,558

Security Description	Shares	Value (Note 2)

British Virgin Islands — 0.1%
Arcos Dorados Holdings, Inc., Class A	41,410	$443,087

Canada — 1.6%
Alimentation Couche-Tard, Inc., Class B	16,720	964,182
Canadian Oil Sands, Ltd.	41,150	789,558
Canadian Western Bank	22,270	631,332
Dollarama, Inc.	30,210	2,132,454
Finning International, Inc.	23,180	460,387
MEG Energy Corp.†	10,102	326,951
Peyto Exploration & Development Corp.	113,800	3,106,190

		8,411,054

Cayman Islands — 1.0%
51job, Inc. ADR†	9,840	620,412
Ajisen China Holdings, Ltd.	796,000	856,107
China Shanshui Cement Group, Ltd.	443,000	175,956
Geely Automobile Holdings, Ltd.	1,635,000	856,038
Shenguan Holdings Group, Ltd.	2,178,000	870,700
Stella International Holdings, Ltd.	457,000	1,119,744
Want Want China Holdings, Ltd.	443,000	655,835

		5,154,792

China — 0.3%
Guangzhou Automobile Group Co., Ltd.	1,040,000	1,064,885
Wumart Stores, Inc.	313,000	592,543

		1,657,428

Cyprus — 0.0%
Global Ports Investments PLC GDR	7,124	74,802

Denmark — 2.0%
Carlsberg A/S, Class B	8,845	857,977
Christian Hansen Holding A/S	25,799	854,748
DSV A/S	68,059	1,785,806
GN Store Nord A/S	94,862	1,952,955
Jyske Bank A/S†	55,705	2,570,962
Sydbank A/S	79,730	1,923,945
TDC A/S	54,522	445,217
William Demant Holding A/S†	1,307	112,077

		10,503,687

Finland — 0.1%
Outotec Oyj	25,763	334,027
Tikkurila Oyj	8,772	197,670

		531,697

France — 4.0%
Cap Gemini SA	9,473	518,828
Christian Dior SA	15,860	2,717,641
Dassault Systemes SA	5,248	670,366
Edenred	18,267	547,071
Eutelsat Communications SA	38,431	1,149,938
Faiveley Transport SA	2,124	148,023
Havas SA	132,154	959,240
Ingenico SA	55,382	3,864,729
Legrand SA	15,865	804,646
Neopost SA	10,088	706,639
SEB SA	2,357	182,671
Societe BIC SA	2,998	344,641
Sodexo	22,353	1,972,576
Technip SA	8,375	974,056
Valeo SA	46,234	3,481,161
Virbac SA	9,312	1,705,779

		20,748,005

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Germany — 8.7%
Amadeus Fire AG	17,094	$1,034,614
Beiersdorf AG	16,044	1,382,537
Brenntag AG	10,136	1,540,568
CTS Eventim AG	8,347	351,915
Delticom AG	2,615	133,579
Deutsche Wohnen AG	88,733	1,556,226
Deutz AG†	153,248	1,379,501
Duerr AG	33,289	2,235,017
ElringKlinger AG	16,257	590,974
Freenet AG	165,411	3,901,193
GEA Group AG	168,558	6,814,677
Gerresheimer AG	48,272	2,912,410
Gerry Weber International AG	22,849	1,026,594
GSW Immobilien AG	16,062	699,792
Infineon Technologies AG	77,345	701,250
Kabel Deutschland Holding AG	5,765	654,499
Krones AG	33,318	2,822,626
KUKA AG	114,573	4,816,842
LEG Immobilien AG	6,520	350,632
Pfeiffer Vacuum Technology AG	4,199	488,976
Symrise AG	53,192	2,325,564
TAG Immobilien AG	24,700	288,775
Wincor Nixdorf AG	68,385	4,287,676
Wirecard AG	104,652	3,274,568

		45,571,005

Hong Kong — 0.7%
Sinotruk Hong Kong, Ltd.	664,000	326,244
Techtronic Industries Co.	1,043,500	2,556,790
Wing Hang Bank, Ltd.	82,000	792,035

		3,675,069

Indonesia — 0.3%
PT Mitra Adiperkasa Tbk	216,000	93,956
PT Semen Indonesia Persero Tbk	309,500	357,115
PT XL Axiata Tbk	2,553,000	1,046,216

		1,497,287

Ireland — 3.3%
DCC PLC	28,278	1,121,416
Glanbia PLC (LSE)	264,986	3,502,187
Glanbia PLC (ISE)	42,597	568,613
Greencore Group PLC	967,295	2,222,294
Jazz Pharmaceuticals PLC†	26,400	2,315,016
Kerry Group PLC, Class A	19,850	1,252,185
Kingspan Group PLC	218,994	3,389,265
Paddy Power PLC (LSE)	9,624	775,893
Paddy Power PLC (ISE)	67	5,388
Smurfit Kappa Group PLC	109,605	2,226,490

		17,378,747

Israel — 0.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	367,980	599,783
NICE Systems, Ltd.	20,314	765,120
SodaStream International, Ltd.†	36,700	2,293,383

		3,658,286

Italy — 2.9%
Autogrill SpA†	223,262	3,523,186
Azimut Holding SpA	100,020	2,148,111
Brembo SpA	65,862	1,501,552
Davide Campari—Milano SpA	74,639	591,880
De’Longhi SpA	284,060	4,219,810
Tod’s SpA	18,647	3,334,442

		15,318,981

Security Description	Shares	Value (Note 2)

Japan — 20.1%
ABC-Mart, Inc.	22,200	$930,417
Adastria Holdings Co., Inc.	3,430	161,745
AEON Financial Service Co., Ltd.	44,800	1,204,127
Air Water, Inc.	23,000	309,446
Brother Industries, Ltd.	78,100	797,824
Calsonic Kansei Corp.	581,000	2,840,352
Chiba Bank, Ltd.	151,000	1,035,016
Chugoku Marine Paints, Ltd.	101,000	506,106
Cosmos Pharmaceutical Corp.	39,400	4,907,695
Credit Saison Co., Ltd.	111,600	2,568,783
Daiseki Co., Ltd.	44,200	766,641
Daiwa Securities Group, Inc.	147,000	1,191,750
Denki Kagaku Kogyo KK	745,000	2,731,578
Don Quijote Co., Ltd.	80,100	4,168,773
FamilyMart Co., Ltd.	8,000	336,915
Glory, Ltd.	5,800	121,571
Heiwa Corp.	123,900	2,090,974
Hirose Electric Co., Ltd.	4,900	646,779
Hisamitsu Pharmaceutical Co., Inc.	6,000	322,656
Hogy Medical Co., Ltd.	3,100	168,916
Ibiden Co., Ltd.	152,300	2,199,536
Japan Exchange Group, Inc.	3,200	253,236
Japan Petroleum Exploration Co.	13,700	612,548
Japan Pure Chemical Co., Ltd.	26	53,120
JGC Corp.	62,000	2,124,866
Kakaku.com, Inc.	266,400	4,894,695
Kansai Paint Co., Ltd.	64,000	744,391
Keyence Corp.	1,000	331,008
Kintetsu World Express, Inc.	13,200	474,574
Kobayashi Pharmaceutical Co., Ltd.	24,600	1,365,484
Kobe Steel, Ltd.†	1,907,000	3,049,335
Konica Minolta, Inc.	98,000	807,476
Lawson, Inc.	18,600	1,401,843
Makino Milling Machine Co., Ltd.	560,000	3,193,971
Maruwa Co., Ltd.	56,700	1,821,953
Milbon Co., Ltd.	12,400	480,542
Miraca Holdings, Inc.	38,800	1,734,807
MonotaRO Co., Ltd.	45,400	1,130,087
Musashi Seimitsu Industry Co., Ltd.	105,200	2,576,829
Nakanishi, Inc.	5,700	797,077
Nihon Kohden Corp.	16,000	591,536
Nippon Television Holdings, Inc.	37,500	660,361
Nitori Holdings Co., Ltd.	5,350	478,958
Nomura Research Institute, Ltd.	45,500	1,420,354
NTT Urban Development Corp.	4,943	5,860,011
OBIC Business Consultants, Ltd.	8,950	535,988
OBIC Co., Ltd.	11,380	3,346,138
Omron Corp.	6,400	200,764
Proto Corp.	34,900	445,736
Rakuten, Inc.	26,800	330,547
Santen Pharmaceutical Co., Ltd.	35,000	1,625,503
Seria Co., Ltd.	10,000	309,620
Shimamura Co., Ltd.	3,200	327,219
Shimano, Inc.	3,500	290,523
Shiseido Co., Ltd.	13,700	217,671
Shizuoka Bank, Ltd.	63,000	668,595
SK Kaken Co., Ltd.	4,000	221,622
Sony Financial Holdings, Inc.	25,100	409,791
Stanley Electric Co., Ltd.	17,800	342,820
Sundrug Co., Ltd.	17,200	800,570
Suruga Bank, Ltd.	391,000	6,160,585
Sysmex Corp.	5,600	325,671
Tadano, Ltd.	488,000	6,843,978
Takata Corp.	26,900	639,726
Temp Holdings Co., Ltd.	102,800	2,238,493

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
THK Co., Ltd.	168,200	$3,277,146
Tokyo Tatemono Co., Ltd.	421,000	3,597,484
Toshiba Plant Systems & Services Corp.	18,000	290,024
Tsumura & Co.	29,000	779,162
Unicharm Corp.	28,800	1,495,952
USS Co., Ltd.	7,130	892,475
Yamada Denki Co., Ltd.	5,370	170,094
Yamato Holdings Co., Ltd.	79,300	1,707,391

		105,357,950

Jersey — 0.1%
Wolseley PLC	4,688	236,839

Luxembourg — 0.3%
O’Key Group S.A. GDR	94,429	1,219,079
SES SA	13,520	397,221

		1,616,300

Malaysia — 0.8%
Astro Malaysia Holdings, Bhd	2,035,000	1,833,808
IGB Real Estate Investment Trust	984,400	356,629
Public Bank Bhd	153,300	800,861
Top Glove Corp. Bhd	491,400	918,546

		3,909,844

Mexico — 0.8%
Arca Continental SAB de CV	77,900	500,132
Bolsa Mexicana de Valores SAB de CV	273,800	655,350
Concentradora Fibra Hotelera Mexicana SA de CV	468,100	844,689
Genomma Lab Internacional SAB de CV†	295,300	639,842
Kimberly-Clark de Mexico SAB de CV, Class A	196,700	560,170
Macquarie Mexico Real Estate Management SA de CV*	280,000	497,927
Promotora y Operadora de Infraestructura SAB de CV†	74,200	733,059

		4,431,169

Netherlands — 1.2%
Aalberts Industries NV	14,550	362,486
ASM International NV	21,477	671,591
Brunel International NV†	8,887	451,673
DE Master Blenders 1753 NV†	16,718	273,098
Fugro NV CVA	10,612	652,109
Koninklijke Vopak NV	13,840	776,388
SBM Offshore NV†	68,052	1,336,972
Sensata Technologies Holding NV†	6,540	243,811
Ziggo NV	44,383	1,760,057

		6,528,185

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	657,197	1,808,059

Norway — 0.9%
Marine Harvest ASA	2,136,916	1,985,076
Norwegian Air Shuttle AS†	48,274	1,729,072
Petroleum Geo-Services ASA	14,412	184,864
Storebrand ASA†	103,524	579,884

		4,478,896

Panama — 0.1%
Copa Holdings SA, Class A	5,417	708,435

Philippines — 0.8%
Alliance Global Group, Inc.	4,473,000	2,607,578
Metropolitan Bank & Trust	926,835	1,693,656

		4,301,234

Security Description	Shares	Value (Note 2)

Singapore — 0.6%
Ascendas India Trust	1,612,000	$758,231
Ezion Holdings, Ltd.	1,002,000	1,783,114
Venture Corp., Ltd.	133,063	792,787

		3,334,132

South Africa — 0.0%
Clicks Group, Ltd.	44,185	235,633

South Korea — 0.8%
CJ O Shopping Co., Ltd.	2,566	771,384
E-Mart Co., Ltd.	2,486	461,345
Hyundai Home Shopping Network Corp.	3,375	498,626
Samsung Fire & Marine Insurance Co., Ltd.	2,495	561,912
Seoul Semiconductor Co., Ltd.	31,360	1,057,999
TK Corp.†	49,439	1,048,861

		4,400,127

Spain — 1.5%
Amadeus IT Holding SA, Class A	106,460	3,438,778
Viscofan SA	87,101	4,543,669

		7,982,447

Sweden — 1.6%
Elekta AB, Series B	125,206	1,970,469
Meda AB, Series A	199,014	2,190,630
Saab AB, Series B	12,070	221,098
Swedish Match AB	34,953	1,220,416
Trelleborg AB, Class B	166,024	2,800,740

		8,403,353

Switzerland — 3.9%
Burckhardt Compression Holding AG	1,996	808,204
Coca-Cola HBC AG	21,088	582,359
DKSH Holding, Ltd.	3,060	229,553
GAM Holding AG	229,020	4,036,679
Geberit AG	5,748	1,398,621
Georg Fischer AG	7,178	3,891,989
Julius Baer Group, Ltd.	10,756	473,960
Kaba Holding AG	257	104,338
Lonza Group AG	3,466	245,483
Partners Group Holding AG	18,575	4,761,285
Sika AG	510	1,396,614
Sonova Holding AG	20,917	2,315,494

		20,244,579

Taiwan — 1.0%
Advantech Co., Ltd.	235,000	1,193,671
Asustek Computer, Inc.	113,000	900,616
Chroma ATE, Inc.	507,000	1,174,125
Siliconware Precision Industries Co.	965,000	1,083,527
Yuanta Financial Holding Co., Ltd.	1,545,000	774,449

		5,126,388

Thailand — 0.4%
Home Product Center PCL	3,714,660	1,292,457
Minor International PCL	371,700	247,107
Precious Shipping PCL	569,300	261,747
Supalai PCL	742,100	292,783

		2,094,094

Turkey — 0.3%
Arcelik AS	35,780	180,765
Ford Otomotiv Sanayi AS	86,615	1,083,351
Tofas Turk Otomobil Fabrikasi AS	35,779	185,147

		1,449,263

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom — 22.9%
Abcam PLC	33,072	$230,633
Aberdeen Asset Management PLC	418,049	2,281,730
Admiral Group PLC	21,327	416,766
Afren PLC†	1,165,719	2,514,669
AMEC PLC	78,345	1,261,463
Amlin PLC	153,358	932,098
ASOS PLC†	43,007	3,165,778
Associated British Foods PLC	20,958	599,231
Aveva Group PLC	6,468	232,544
Bellway PLC	252,115	5,239,324
Blinkx PLC†	1,489,213	3,380,977
Booker Group PLC	2,895,633	5,595,743
Britvic PLC	338,309	3,006,732
Bunzl PLC	370,363	7,811,483
Burberry Group PLC	22,007	523,159
Cairn Energy PLC†	103,353	436,453
Capita PLC	103,473	1,528,958
Cobham PLC	156,847	692,008
Compass Group PLC	86,690	1,149,981
Croda International PLC	155,379	6,258,156
De La Rue PLC	17,933	276,657
Derwent London PLC	39,298	1,410,447
Dignity PLC	104,348	2,344,768
Dixons Retail PLC†	3,047,882	1,948,363
Domino Printing Sciences PLC	72,497	751,051
Domino’s Pizza Group PLC	180,226	1,580,817
Electrocomponents PLC	87,017	349,802
Elementis PLC	218,792	840,196
Essentra PLC	461,007	5,501,055
GKN PLC	144,062	732,270
Great Portland Estates PLC	189,819	1,569,357
Halma PLC	329,846	2,793,503
Hargreaves Lansdown PLC	75,288	1,164,988
Howden Joinery Group PLC	541,523	2,361,504
ICAP PLC	119,121	678,227
IG Group Holdings PLC	137,422	1,209,629
IMI PLC	40,892	909,365
Inchcape PLC	428,684	3,912,914
Intertek Group PLC	34,644	1,719,084
Jardine Lloyd Thompson Group PLC(2)	326,927	4,577,483
John Wood Group PLC	361,612	4,513,944
Ladbrokes PLC	93,790	268,164
Liberty Global PLC, Class A†	3,248	252,305
Liberty Global PLC, Class C†	2,425	178,310
LSL Property Services PLC	139,594	1,001,062
Meggitt PLC	141,873	1,157,566
Mitie Group PLC	110,678	474,933
Moneysupermarket.com Group PLC	453,550	1,194,873
Next PLC	32,080	2,433,022
Premier Farnell PLC	134,646	462,810
PZ Cussons PLC	32,636	202,810
Rathbone Brothers PLC	56,963	1,373,568
Rightmove PLC	138,639	4,997,386
Rotork PLC	12,812	538,064
Schroders PLC	69,519	2,491,879
Serco Group PLC	79,321	673,008
Smith & Nephew PLC	50,840	590,901
Smiths Group PLC	20,161	400,542
Spectris PLC	45,467	1,564,922
Spirax-Sarco Engineering PLC	17,361	799,597
Stagecoach Group PLC	419,939	2,079,241
Tate & Lyle PLC	23,710	295,784
Telecity Group PLC	220,141	2,795,746
Travis Perkins PLC	23,247	567,408
Victrex PLC	28,740	698,362

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Whitbread PLC	32,106	$1,532,444
William Hill PLC	109,413	704,002
Xaar PLC	148,877	1,875,711

		120,007,730

United States — 0.4%
Cognizant Technology Solutions Corp., Class A†	13,560	993,948
Gran Tierra Energy, Inc.†	133,530	912,766

		1,906,714

Total Common Stock
(cost $419,508,478)		495,900,502

EXCHANGE-TRADED FUNDS — 0.8%
United States — 0.8%
iShares MSCI EAFE Small-Cap ETF (cost $4,104,234)	91,113	4,061,818

PREFERRED SECURITIES — 1.3%
Australia — 0.0%
Gunns, Ltd.†(1)(2)	1,665	0

Brazil — 0.2%
Klabin SA	74,200	382,825
Usinas Siderurgicas de Minas Gerais SA, Class A†	169,100	730,703

		1,113,528

Germany — 1.1%
Draegerwerk AG & Co. KGaA	22,810	2,743,362
Fuchs Petrolub AG	14,765	1,194,657
Henkel AG & Co. KGaA	15,897	1,540,053

		5,478,072

Total Preferred Securities
(cost $5,869,437)		6,591,600

EQUITY CERTIFICATES — 0.9%
Germany — 0.4%
Deutsche Bank AG London - Dish TV India, Ltd.†	233,848	148,196
Deutsche Bank AG London - MOIL, Ltd.†	242,531	764,670
Deutsche Bank AG London - Motherson Sumi Systems, Ltd.†	345,117	1,006,743
Deutsche Bank AG London - Thermax, Ltd.†	44,040	357,399

		2,277,008

Luxembourg — 0.5%
Merrill Lynch Int’l & Co. - Dabur India, Ltd.†	435,760	1,067,314
Merrill Lynch Int’l & Co. - Exide Industries, Ltd.†	508,567	956,570
Merrill Lynch Int’l & Co. - Federal Bank, Ltd.†	132,903	511,235

		2,535,119

Total Equity Certificates
(cost $5,595,861)		4,812,127

Total Long-Term Investment Securities
(cost $435,078,010)		511,366,047

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 0.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/30/2013, to be repurchased 09/03/2013 in the amount of $767,000 and collateralized by $875,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $783,350 (cost $767,000)	$767,000	$767,000

TOTAL INVESTMENTS —
(cost $435,845,010)(3)	97.6%	512,133,047
Other assets less liabilities	2.4	12,370,055

NET ASSETS —	100.0%	$524,503,102

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $497,927 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $4,577,483 representing 0.9% of net assets.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

ISE—Irish Stock Exchange

LSE—London Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$20,562,724	$—	$0	$20,562,724
Bermuda	11,652,078	—	0	11,652,078
Germany	45,571,005	—	—	45,571,005
Japan	105,357,950	—	—	105,357,950
United Kingdom	120,007,730	—	—	120,007,730
Other Countries*	192,749,015	—	—	192,749,015
Exchange -Traded Funds	4,061,818	—	—	4,061,818
Preferred Securities:
Australia	—	—	0	0
Other Countries*	6,591,600	—	—	6,591,600
Equity Certificates	—	4,812,127	—	4,812,127
Repurchase Agreement	—	767,000	—	767,000

Total	$506,553,920	$5,579,127	$0	$512,133,047

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $344,633,345 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	8.2%
Medical — Drugs	8.2
Oil Companies — Exploration & Production	6.9
Banks — Super Regional	5.8
Multimedia	5.0
Oil Companies — Integrated	4.1
Electronic Components — Semiconductors	3.1
Insurance — Multi-line	2.9
Diversified Manufacturing Operations	2.9
Networking Products	2.7
Investment Management/Advisor Services	2.4
Medical — HMO	1.8
Beverages — Non-alcoholic	1.7
Food — Misc./Diversified	1.5
Computers — Memory Devices	1.5
Insurance — Reinsurance	1.5
Commercial Paper	1.5
Auto/Truck Parts & Equipment — Original	1.4
Insurance — Property/Casualty	1.3
Medical Products	1.3
Electric — Integrated	1.3
Semiconductor Components — Integrated Circuits	1.3
Transport — Services	1.3
Medical — Wholesale Drug Distribution	1.2
Retail — Drug Store	1.2
Instruments — Controls	1.2
Independent Power Producers	1.1
Oil Field Machinery & Equipment	1.0
Engines — Internal Combustion	1.0
Retail — Regional Department Stores	1.0
Chemicals — Diversified	1.0
Computers	0.9
Paper & Related Products	0.9
Finance — Investment Banker/Broker	0.8
Medical — Biomedical/Gene	0.8
Enterprise Software/Service	0.8
Retail — Consumer Electronics	0.8
Applications Software	0.7
Cruise Lines	0.7
Time Deposits	0.7
Cosmetics & Toiletries	0.7
Semiconductor Equipment	0.7
Real Estate Investment Trusts	0.7
Insurance — Life/Health	0.6
Finance — Credit Card	0.6
Auto — Cars/Light Trucks	0.6
Retail — Apparel/Shoe	0.6
Computer Services	0.5
Aerospace/Defense	0.5
Cellular Telecom	0.5
Engineering/R&D Services	0.5
Airlines	0.4
Retail — Discount	0.4
Agricultural Operations	0.4
Telecom Equipment — Fiber Optics	0.4
Medical — Generic Drugs	0.3
Oil — Field Services	0.3
Advertising Agencies	0.3
Office Automation & Equipment	0.3
Web Portals/ISP	0.3
Instruments — Scientific	0.3
Banks — Commercial	0.3
Insurance Brokers	0.3
Retail — Restaurants	0.3
Food — Retail	0.2
Finance — Other Services	0.2
Medical Labs & Testing Services	0.2
Cable/Satellite TV	0.2
Non-Hazardous Waste Disposal	0.2

Electronic Security Devices	0.2%
Banks — Fiduciary	0.2
Transport — Rail	0.2
Tools — Hand Held	0.2
Publishing — Newspapers	0.2
Home Decoration Products	0.2
Brewery	0.2
Machinery — Farming	0.2
Agricultural Chemicals	0.1
Gold Mining	0.1
Telephone — Integrated	0.1
Commercial Services — Finance	0.1
Medical Instruments	0.1
Aerospace/Defense — Equipment	0.1
Oil & Gas Drilling	0.1
Pipelines	0.1
Internet Security	0.1
Metal — Copper	0.1

99.8%

*	Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.6%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	10,530	$638,645

Aerospace/Defense — 0.5%
General Dynamics Corp.	9,000	749,250
Rockwell Collins, Inc.	4,000	283,080

		1,032,330

Aerospace/Defense - Equipment — 0.1%
United Technologies Corp.	2,500	250,250

Agricultural Chemicals — 0.1%
Potash Corp. of Saskatchewan, Inc.	9,500	281,580

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	18,770	660,892

Airlines — 0.4%
Delta Air Lines, Inc.	40,250	794,133

Applications Software — 0.7%
Check Point Software Technologies, Ltd.†	10,000	560,700
Microsoft Corp.	25,000	835,000

		1,395,700

Auto - Cars/Light Trucks — 0.6%
General Motors Co.†	31,460	1,072,157

Auto/Truck Parts & Equipment - Original — 1.4%
Delphi Automotive PLC	12,670	697,103
Johnson Controls, Inc.	45,830	1,857,490

		2,554,593

Banks - Commercial — 0.3%
BB&T Corp.	15,000	509,400

Banks - Fiduciary — 0.2%
State Street Corp.	5,500	366,960

Banks - Super Regional — 5.8%
Capital One Financial Corp.	11,370	733,934
Comerica, Inc.	39,560	1,615,630
Fifth Third Bancorp	93,860	1,716,699
PNC Financial Services Group, Inc.	30,190	2,181,831
SunTrust Banks, Inc.	10,000	320,200
US Bancorp	11,000	397,430
Wells Fargo & Co.	94,360	3,876,309

		10,842,033

Beverages - Non-alcoholic — 1.7%
Coca-Cola Enterprises, Inc.	34,170	1,277,958
Dr Pepper Snapple Group, Inc.	7,000	313,320
PepsiCo, Inc.	20,320	1,620,114

		3,211,392

Brewery — 0.2%
Molson Coors Brewing Co., Class B	6,000	292,740

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	10,000	420,900

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	29,000	938,150

Chemicals - Diversified — 1.0%
LyondellBasell Industries NV, Class A	25,690	1,802,153

Commercial Services - Finance — 0.1%
Western Union Co.	15,000	262,950

Computer Services — 0.5%
Accenture PLC, Class A	9,500	686,375
International Business Machines Corp.	1,900	346,313

		1,032,688

Security Description	Shares	Value (Note 2)

Computers — 0.9%
Apple, Inc.	3,570	$1,738,768

Computers - Memory Devices — 1.5%
EMC Corp.	83,590	2,154,950
SanDisk Corp.	12,010	662,712

		2,817,662

Cosmetics & Toiletries — 0.7%
Avon Products, Inc.	30,030	593,693
Procter & Gamble Co.	9,700	755,533

		1,349,226

Cruise Lines — 0.7%
Carnival Corp.	37,800	1,364,202

Diversified Banking Institutions — 8.2%
Bank of America Corp.	226,970	3,204,817
Citigroup, Inc.	87,710	4,239,024
Goldman Sachs Group, Inc.	14,490	2,204,364
JPMorgan Chase & Co.	94,130	4,756,389
Morgan Stanley	44,440	1,144,774

		15,549,368

Diversified Manufacturing Operations — 2.9%
Eaton Corp. PLC	27,670	1,752,065
General Electric Co.	160,780	3,720,449

		5,472,514

Electric - Integrated — 1.3%
Exelon Corp.	15,000	457,350
NextEra Energy, Inc.	16,630	1,336,387
PPL Corp.	21,000	644,700

		2,438,437

Electronic Components - Semiconductors — 3.1%
Altera Corp.	14,500	509,965
Intel Corp.	14,000	307,720
Micron Technology, Inc.†	55,780	756,935
Texas Instruments, Inc.	78,580	3,001,756
Xilinx, Inc.	30,770	1,336,033

		5,912,409

Electronic Security Devices — 0.2%
Tyco International, Ltd.	11,400	376,656

Engineering/R&D Services — 0.5%
Jacobs Engineering Group, Inc.†	8,700	507,036
KBR, Inc.	12,000	358,320

		865,356

Engines - Internal Combustion — 1.0%
Cummins, Inc.	15,200	1,872,640

Enterprise Software/Service — 0.8%
CA, Inc.	12,000	351,000
Oracle Corp.	35,750	1,138,995

		1,489,995

Finance - Credit Card — 0.6%
Discover Financial Services	23,460	1,108,485

Finance - Investment Banker/Broker — 0.8%
TD Ameritrade Holding Corp.	61,360	1,575,111

Finance - Other Services — 0.2%
IntercontinentalExchange, Inc.†	2,400	431,400

Food - Misc./Diversified — 1.5%
ConAgra Foods, Inc.	55,870	1,889,523
General Mills, Inc.	9,500	468,540

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Misc./Diversified (continued)
Unilever PLC ADR	14,000	$534,520

		2,892,583

Food - Retail — 0.2%
Kroger Co.	12,000	439,200

Gold Mining — 0.1%
Goldcorp, Inc.	9,500	280,250

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	13,260	335,478

Independent Power Producers — 1.1%
NRG Energy, Inc.	77,390	2,031,487

Instruments - Controls — 1.2%
Honeywell International, Inc.	27,380	2,178,627

Instruments - Scientific — 0.3%
Thermo Fisher Scientific, Inc.	6,000	532,980

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	12,000	494,760

Insurance - Life/Health — 0.6%
Prudential Financial, Inc.	16,330	1,222,790

Insurance - Multi-line — 2.9%
Allstate Corp.	10,000	479,200
Hartford Financial Services Group, Inc.	43,750	1,295,000
ING US, Inc	46,460	1,338,048
MetLife, Inc.	51,410	2,374,628

		5,486,876

Insurance - Property/Casualty — 1.3%
Chubb Corp.	23,780	1,977,783
Travelers Cos., Inc.	6,500	519,350

		2,497,133

Insurance - Reinsurance — 1.5%
Berkshire Hathaway, Inc., Class B†	22,940	2,551,387
Everest Re Group, Ltd.	1,700	232,815

		2,784,202

Internet Security — 0.1%
Symantec Corp.	8,000	204,880

Investment Management/Advisor Services — 2.4%
Ameriprise Financial, Inc.	36,030	3,103,985
Franklin Resources, Inc.	9,000	415,440
Invesco, Ltd.	32,490	986,396

		4,505,821

Machinery - Farming — 0.2%
Deere & Co.	3,400	284,376

Medical Instruments — 0.1%
Medtronic, Inc.	5,000	258,750

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	4,400	421,168

Medical Products — 1.3%
Baxter International, Inc.	23,870	1,660,397
Stryker Corp.	8,000	535,120
Zimmer Holdings, Inc.	3,500	276,815

		2,472,332

Medical - Biomedical/Gene — 0.8%
Amgen, Inc.	10,730	1,168,926
Gilead Sciences, Inc.†	6,300	379,701

		1,548,627

Security Description	Shares	Value (Note 2)

Medical - Drugs — 8.2%
Abbott Laboratories	7,800	$259,974
AbbVie, Inc.	7,000	298,270
Eli Lilly & Co.	21,720	1,116,408
Johnson & Johnson	43,864	3,790,288
Merck & Co., Inc.	52,170	2,467,119
Novartis AG ADR	15,000	1,094,700
Pfizer, Inc.	227,630	6,421,443

		15,448,202

Medical - Generic Drugs — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	17,000	649,740

Medical - HMO — 1.8%
Aetna, Inc.	15,800	1,001,562
Cigna Corp.	24,920	1,960,955
WellPoint, Inc.	4,400	374,616

		3,337,133

Medical - Wholesale Drug Distribution — 1.2%
McKesson Corp.	19,230	2,334,714

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	5,800	175,276

Multimedia — 5.0%
Time Warner, Inc.	46,480	2,813,434
Twenty-First Century Fox, Inc., Class A	30,450	953,998
Viacom, Inc., Class B	33,160	2,638,210
Walt Disney Co.	49,220	2,994,053

		9,399,695

Networking Products — 2.7%
Cisco Systems, Inc.	216,020	5,035,426

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	12,000	390,120

Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	38,890	634,685

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	4,500	250,020

Oil Companies - Exploration & Production — 6.9%
Anadarko Petroleum Corp.	23,060	2,108,145
Apache Corp.	16,560	1,418,861
Devon Energy Corp.	3,000	171,270
EOG Resources, Inc.	4,360	684,738
Noble Energy, Inc.	9,400	577,442
Occidental Petroleum Corp.	82,340	7,263,211
QEP Resources, Inc.	16,000	437,120
Whiting Petroleum Corp.†	6,500	328,055

		12,988,842

Oil Companies - Integrated — 4.1%
Chevron Corp.	39,540	4,761,802
Hess Corp.	7,000	523,950
Phillips 66	23,160	1,322,436
Royal Dutch Shell PLC ADR, Class A	16,500	1,065,735

		7,673,923

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	24,260	1,377,725
National Oilwell Varco, Inc.	7,000	520,100

		1,897,825

Oil - Field Services — 0.3%
Schlumberger, Ltd.	8,000	647,520

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Paper & Related Products — 0.9%
International Paper Co.	36,470	$1,721,749

Pipelines — 0.1%
Enterprise Products Partners LP	3,600	213,912

Publishing - Newspapers — 0.2%
News Corp., Class A†	21,480	337,236

Real Estate Investment Trusts — 0.7%
Equity Residential	4,300	223,127
HCP, Inc.	9,200	374,716
Weyerhaeuser Co.	24,000	657,120

		1,254,963

Retail - Apparel/Shoe — 0.6%
PVH Corp.	8,170	1,051,888

Retail - Consumer Electronics — 0.8%
Best Buy Co., Inc.	40,130	1,444,680

Retail - Discount — 0.4%
Target Corp.	7,000	443,170
Wal-Mart Stores, Inc.	3,500	255,430

		698,600

Retail - Drug Store — 1.2%
CVS Caremark Corp.	39,000	2,263,950

Retail - Regional Department Stores — 1.0%
Kohl’s Corp.	36,000	1,847,160

Retail - Restaurants — 0.3%
McDonald’s Corp.	5,000	471,800

Semiconductor Components - Integrated Circuits — 1.3%
Analog Devices, Inc.	9,500	439,660
QUALCOMM, Inc.	29,670	1,966,528

		2,406,188

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	85,580	1,284,556

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Equipment - Fiber Optics — 0.4%
Corning, Inc.	46,960	$659,318

Telephone - Integrated — 0.1%
AT&T, Inc.	8,000	270,640

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	4,000	341,040

Transport - Rail — 0.2%
Norfolk Southern Corp.	5,000	360,800

Transport - Services — 1.3%
FedEx Corp.	21,950	2,356,552

Web Portals/ISP — 0.3%
Google, Inc., Class A†	730	618,237

Total Long-Term Investment Securities
(cost $149,547,145)		184,060,585

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Commercial Paper — 1.5%
Societe Generale North America 0.08% due 09/03/2013	$2,700,000	2,699,988

Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/03/2013	1,358,000	1,358,000

Total Short-Term Investment Securities
(cost $4,057,988)		4,057,988

TOTAL INVESTMENTS
(cost $153,605,133)(1)	99.8%	188,118,573
Other assets less liabilities	0.2	389,093

NET ASSETS —	100.0%	$188,507,666

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$10,842,033	$—	$—	$10,842,033
Diversified Banking Institutions	15,549,368	—	—	15,549,368
Medical-Drugs	15,448,202	—	—	15,448,202
Multimedia	9,399,695	—	—	9,399,695
Oil Companies - Exploration & Production	12,988,842	—	—	12,988,842
Other Industries*	119,832,445	—	—	119,832,445
Short-Term Investment Securities:				-
Commercial Paper	—	2,699,988	—	2,699,988
Time Deposits	—	1,358,000	—	1,358,000

Total	$184,060,585	$4,057,988	$—	$188,118,573

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Commercial Services — Finance	3.8%
Oil Companies — Exploration & Production	3.7
Applications Software	3.5
Medical — Biomedical/Gene	3.3
Repurchase Agreements	2.9
E-Commerce/Services	2.6
Real Estate Investment Trusts	2.6
Medical — Generic Drugs	2.5
Auto/Truck Parts & Equipment — Original	2.1
Coatings/Paint	2.1
Apparel Manufacturers	2.0
Cable/Satellite TV	1.8
Consulting Services	1.7
Banks — Commercial	1.7
Investment Management/Advisor Services	1.6
Distribution/Wholesale	1.6
Food — Retail	1.5
Transport — Rail	1.5
Hotels/Motels	1.4
Oil Field Machinery & Equipment	1.3
Retail — Apparel/Shoe	1.3
Airlines	1.3
Vitamins & Nutrition Products	1.3
Broadcast Services/Program	1.3
Wireless Equipment	1.3
Real Estate Management/Services	1.3
Commercial Services	1.2
Internet Content — Information/News	1.2
Retail — Restaurants	1.2
Retail — Discount	1.2
Electronic Components — Semiconductors	1.1
Beverages — Wine/Spirits	1.1
Recreational Vehicles	1.1
Building & Construction Products — Misc.	1.1
Semiconductor Equipment	1.1
Computer Services	1.1
Retail — Perfume & Cosmetics	1.0
Food — Confectionery	1.0
Pharmacy Services	0.9
Paper & Related Products	0.9
Electric — Transmission	0.9
Entertainment Software	0.9
Computers — Integrated Systems	0.9
Electric Products — Misc.	0.9
Industrial Automated/Robotic	0.9
Diversified Manufacturing Operations	0.9
Medical Information Systems	0.9
Agricultural Chemicals	0.8
Retail — Auto Parts	0.8
Retirement/Aged Care	0.8
Hazardous Waste Disposal	0.8
Medical — Wholesale Drug Distribution	0.8
Casino Hotels	0.8
Therapeutics	0.8
Filtration/Separation Products	0.7
Medical Products	0.7
Oil — Field Services	0.7
Rental Auto/Equipment	0.7
Instruments — Scientific	0.7
Retail — Regional Department Stores	0.7
Chemicals — Specialty	0.7
Television	0.7
Retail — Major Department Stores	0.7
Internet Application Software	0.7
Transport — Truck	0.7
Finance — Other Services	0.7
Beverages — Non-alcoholic	0.6
Gold Mining	0.6
Containers — Metal/Glass	0.6

Containers — Paper/Plastic	0.6%
Aerospace/Defense	0.6
Engineering/R&D Services	0.6
Resorts/Theme Parks	0.6
Coffee	0.6
Finance — Consumer Loans	0.6
Oil & Gas Drilling	0.6
Dialysis Centers	0.6
Semiconductor Components — Integrated Circuits	0.5
Engines — Internal Combustion	0.5
Data Processing/Management	0.5
Advertising Agencies	0.5
Retail — Pet Food & Supplies	0.5
Web Hosting/Design	0.5
Electronic Connectors	0.5
Medical — Hospitals	0.5
Internet Content — Entertainment	0.4
Enterprise Software/Service	0.3
Auto — Cars/Light Trucks	0.2

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.1%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	42,460	$667,471

Aerospace/Defense — 0.6%
TransDigm Group, Inc.	5,860	802,820

Agricultural Chemicals — 0.8%
CF Industries Holdings, Inc.	5,770	1,098,262

Airlines — 1.3%
Delta Air Lines, Inc.	86,900	1,714,537

Apparel Manufacturers — 2.0%
Michael Kors Holdings, Ltd.†	20,180	1,495,136
VF Corp.	6,100	1,141,981

		2,637,117

Applications Software — 3.5%
Citrix Systems, Inc.†	11,810	835,794
Intuit, Inc.	29,610	1,881,123
Salesforce.com, Inc.†	23,015	1,130,727
ServiceNow, Inc.†	18,090	848,059

		4,695,703

Auto - Cars/Light Trucks — 0.2%
Tesla Motors, Inc.†	1,790	302,510

Auto/Truck Parts & Equipment - Original — 2.1%
BorgWarner, Inc.	9,200	888,536
Delphi Automotive PLC	34,001	1,870,735

		2,759,271

Banks - Commercial — 1.7%
BankUnited, Inc.	23,610	697,676
First Republic Bank	15,750	697,410
Signature Bank†	9,664	847,726

		2,242,812

Beverages - Non-alcoholic — 0.6%
Monster Beverage Corp.†	15,057	864,121

Beverages - Wine/Spirits — 1.1%
Constellation Brands, Inc., Class A†	26,580	1,441,965

Broadcast Services/Program — 1.3%
Discovery Communications, Inc., Class A†	21,870	1,695,144

Building & Construction Products - Misc. — 1.1%
Fortune Brands Home & Security, Inc.	38,236	1,408,614

Cable/Satellite TV — 1.8%
Charter Communications, Inc., Class A†	13,710	1,664,668
DISH Network Corp., Class A	15,600	701,376

		2,366,044

Casino Hotels — 0.8%
Wynn Resorts, Ltd.	7,462	1,052,441

Chemicals - Specialty — 0.7%
Eastman Chemical Co.	12,320	936,320

Coatings/Paint — 2.1%
Sherwin-Williams Co.	15,830	2,729,092

Coffee — 0.6%
Green Mountain Coffee Roasters, Inc.†	9,070	782,832

Commercial Services — 1.2%
CoStar Group, Inc.†	6,172	916,604
HMS Holdings Corp.†	28,371	708,991

		1,625,595

Security Description	Shares	Value (Note 2)

Commercial Services - Finance — 3.8%
Alliance Data Systems Corp.†	9,780	$1,913,946
Equifax, Inc.	10,810	638,763
McGraw Hill Financial, Inc.	14,560	849,867
Moody’s Corp.	15,200	966,112
Vantiv, Inc., Class A†	26,456	698,703

		5,067,391

Computer Services — 1.1%
Cognizant Technology Solutions Corp., Class A†	10,250	751,325
IHS, Inc., Class A†	6,073	650,722

		1,402,047

Computers - Integrated Systems — 0.9%
Teradata Corp.†	20,640	1,208,678

Consulting Services — 1.7%
Gartner, Inc.†	15,040	871,869
Verisk Analytics, Inc., Class A†	22,140	1,376,665

		2,248,534

Containers - Metal/Glass — 0.6%
Crown Holdings, Inc.†	19,170	833,128

Containers - Paper/Plastic — 0.6%
Rock Tenn Co., Class A	7,470	829,992

Data Processing/Management — 0.5%
CommVault Systems, Inc.†	8,010	671,478

Dialysis Centers — 0.6%
DaVita HealthCare Partners, Inc.†	6,830	734,293

Distribution/Wholesale — 1.6%
LKQ Corp.†	32,747	957,522
WW Grainger, Inc.	4,450	1,100,708

		2,058,230

Diversified Manufacturing Operations — 0.9%
Ingersoll-Rand PLC	19,840	1,173,338

E-Commerce/Services — 2.6%
Expedia, Inc.	14,396	673,157
Netflix, Inc.†	4,970	1,411,032
TripAdvisor, Inc.†	18,176	1,344,479

		3,428,668

Electric Products - Misc. — 0.9%
AMETEK, Inc.	28,032	1,203,133

Electric - Transmission — 0.9%
ITC Holdings Corp.	14,010	1,245,349

Electronic Components - Semiconductors — 1.1%
Avago Technologies, Ltd.	11,180	430,542
Cree, Inc.†	5,930	329,056
Xilinx, Inc.	16,260	706,009

		1,465,607

Electronic Connectors — 0.5%
Amphenol Corp., Class A	8,190	620,556

Engineering/R&D Services — 0.6%
KBR, Inc.	26,800	800,248

Engines - Internal Combustion — 0.5%
Cummins, Inc.	5,480	675,136

Enterprise Software/Service — 0.3%
Informatica Corp.†	12,420	444,263

Entertainment Software — 0.9%
Electronic Arts, Inc.†	46,670	1,243,289

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Filtration/Separation Products — 0.7%
Pall Corp.	14,420	$996,999

Finance - Consumer Loans — 0.6%
Ocwen Financial Corp.†	15,220	767,697

Finance - Other Services — 0.7%
IntercontinentalExchange, Inc.†	4,860	873,585

Food - Confectionery — 1.0%
Hershey Co.	14,300	1,314,885

Food - Retail — 1.5%
Kroger Co.	29,650	1,085,190
Whole Foods Market, Inc.	17,440	919,960

		2,005,150

Gold Mining — 0.6%
Royal Gold, Inc.	14,657	850,546

Hazardous Waste Disposal — 0.8%
Stericycle, Inc.†	9,393	1,057,276

Hotel/Motels — 1.4%
Starwood Hotels & Resorts Worldwide, Inc.	29,350	1,876,639

Industrial Automated/Robotic — 0.9%
Rockwell Automation, Inc.	12,074	1,173,955

Instruments - Scientific — 0.7%
Waters Corp.†	9,540	943,029

Internet Application Software — 0.7%
Splunk, Inc.†	16,640	918,694

Internet Content - Entertainment — 0.4%
Pandora Media, Inc.†	28,290	521,102

Internet Content - Information/News — 1.2%
LinkedIn Corp., Class A†	5,030	1,207,401
Yelp, Inc.†	7,600	395,048

		1,602,449

Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	12,077	2,105,263

Medical Information Systems — 0.9%
Cerner Corp.†	25,430	1,171,306

Medical Products — 0.7%
Sirona Dental Systems, Inc.†	15,340	993,572

Medical - Biomedical/Gene — 3.3%
Alexion Pharmaceuticals, Inc.†	9,250	996,780
Ariad Pharmaceuticals, Inc.†	48,084	894,362
Illumina, Inc.†	12,580	979,227
Vertex Pharmaceuticals, Inc.†	19,465	1,462,795

		4,333,164

Medical - Generic Drugs — 2.5%
Actavis, Inc.†	12,620	1,705,972
Perrigo Co.	13,011	1,581,487

		3,287,459

Medical - Hospitals — 0.5%
Community Health Systems, Inc.	15,800	620,308

Medical - Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	20,960	1,053,869

Oil & Gas Drilling — 0.6%
Seadrill, Ltd.	16,130	746,174

Oil Companies - Exploration & Production — 3.7%
Cabot Oil & Gas Corp.	33,990	1,330,029
Cobalt International Energy, Inc.†	20,690	504,836

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Concho Resources, Inc.†	7,270	$701,628
Continental Resources, Inc.†	7,160	660,581
Gulfport Energy Corp.†	14,670	865,530
SM Energy Co.	12,850	877,912

		4,940,516

Oil Field Machinery & Equipment — 1.3%
Cameron International Corp.†	31,261	1,775,312

Oil - Field Services — 0.7%
Oceaneering International, Inc.	12,510	970,526

Paper & Related Products — 0.9%
International Paper Co.	26,560	1,253,898

Pharmacy Services — 0.9%
Catamaran Corp.†	22,880	1,256,341

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.	9,870	608,683
Home Properties, Inc.	13,420	774,334
Plum Creek Timber Co., Inc.	18,940	839,231
Rayonier, Inc.	21,570	1,191,527

		3,413,775

Real Estate Management/Services — 1.3%
CBRE Group, Inc., Class A†	36,609	800,639
Realogy Holdings Corp.†	20,630	873,268

		1,673,907

Recreational Vehicles — 1.1%
Polaris Industries, Inc.	13,126	1,433,490

Rental Auto/Equipment — 0.7%
United Rentals, Inc.†	17,299	947,466

Resort/Theme Parks — 0.6%
SeaWorld Entertainment, Inc.	26,710	799,430

Retail - Apparel/Shoe — 1.3%
Foot Locker, Inc.	25,120	808,864
Lululemon Athletica, Inc.†	13,020	922,337

		1,731,201

Retail - Auto Parts — 0.8%
AutoZone, Inc.†	2,610	1,096,043

Retail - Discount — 1.2%
Dollar Tree, Inc.†	30,280	1,595,756

Retail - Major Department Stores — 0.7%
TJX Cos., Inc.	17,600	927,872

Retail - Perfume & Cosmetics — 1.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	13,430	1,332,793

Retail - Pet Food & Supplies — 0.5%
PetSmart, Inc.	9,240	650,773

Retail - Regional Department Stores — 0.7%
Macy’s, Inc.	21,090	937,029

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	1,980	808,177
Dunkin’ Brands Group, Inc.	18,350	790,701

		1,598,878

Retirement/Aged Care — 0.8%
Brookdale Senior Living, Inc.†	42,690	1,068,104

Semiconductor Components - Integrated Circuits — 0.5%
Analog Devices, Inc.	15,470	715,952

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Equipment — 1.1%
Applied Materials, Inc.	50,040	$751,100
KLA-Tencor Corp.	11,900	656,285

		1,407,385

Television — 0.7%
AMC Networks, Inc., Class A†	15,080	934,658

Therapeutics — 0.8%
Pharmacyclics, Inc.†	9,260	1,032,490

Transport - Rail — 1.5%
CSX Corp.	31,970	786,782
Kansas City Southern	10,850	1,143,807

		1,930,589

Transport - Truck — 0.7%
J.B. Hunt Transport Services, Inc.	12,630	909,360

Vitamins & Nutrition Products — 1.3%
Herbalife, Ltd.	10,750	655,858
Mead Johnson Nutrition Co.	14,110	1,058,673

		1,714,531

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Hosting/Design — 0.5%
Equinix, Inc.†	3,680	$639,363

Wireless Equipment — 1.3%
SBA Communications Corp., Class A†	22,550	1,691,250

Total Long-Term Investment Securities
(cost $109,904,881)		128,767,838

REPURCHASE AGREEMENT — 2.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/30/2013, to be repurchased 09/03/2013 in the amount of $3,802,000 and collateralized by $4,335,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $3,880,939 (cost $3,802,000)	$3,802,000	3,802,000

TOTAL INVESTMENTS
(cost $113,706,881)(1)	100.0%	132,569,838
Other assets less liabilities	0.0	14,639

NET ASSETS —	100.0%	$132,584,477

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$128,767,838	$—	$—	$128,767,838
Repurchase Agreement	—	3,802,000	—	3,802,000

Total	$128,767,838	$3,802,000	$—	$132,569,838

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Diversified Manufacturing Operations	5.5%
Repurchase Agreements	4.9
Chemicals — Specialty	4.7
Real Estate Investment Trusts	4.1
Distribution/Wholesale	3.6
Electronic Components — Semiconductors	3.5
Banks — Commercial	3.1
Oil Companies — Exploration & Production	3.0
Electric — Integrated	2.8
Containers — Paper/Plastic	2.5
Insurance — Life/Health	2.2
Retail — Apparel/Shoe	1.9
Insurance — Reinsurance	1.8
Medical — Drugs	1.7
Containers — Metal/Glass	1.7
Electronic Components — Misc.	1.7
Banks — Super Regional	1.7
Semiconductor Equipment	1.5
Chemicals — Diversified	1.5
Finance — Investment Banker/Broker	1.5
Power Converter/Supply Equipment	1.4
Semiconductor Components — Integrated Circuits	1.3
Applications Software	1.2
Medical — HMO	1.2
Insurance — Multi-line	1.2
Office Supplies & Forms	1.2
Aerospace/Defense — Equipment	1.1
Insurance — Property/Casualty	1.1
Human Resources	1.1
Consulting Services	1.0
Home Decoration Products	1.0
Computers — Memory Devices	0.9
Aerospace/Defense	0.9
Tools — Hand Held	0.9
Commercial Services — Finance	0.9
Electronic Parts Distribution	0.8
Gas — Distribution	0.8
Engineering/R&D Services	0.8
Machine Tools & Related Products	0.8
Retail — Office Supplies	0.8
Instruments — Controls	0.8
Steel — Producers	0.8
Identification Systems	0.8
Building — Residential/Commercial	0.8
Medical — Wholesale Drug Distribution	0.8
Machinery — General Industrial	0.8
Oil & Gas Drilling	0.8
Agricultural Operations	0.7
Retirement/Aged Care	0.7
Chemicals — Plastics	0.7
Retail — Vitamins & Nutrition Supplements	0.7
Advertising Agencies	0.6
Food — Misc./Diversified	0.6
Consumer Products — Misc.	0.6
Auto/Truck Parts & Equipment — Original	0.6
Lighting Products & Systems	0.6
Beverages — Non-alcoholic	0.5
Oil — Field Services	0.5
Building — Heavy Construction	0.5
Cruise Lines	0.5
Telecommunication Equipment	0.5
Metal Processors & Fabrication	0.5
Pharmacy Services	0.5
Machinery — Farming	0.5
Real Estate Operations & Development	0.5
Savings & Loans/Thrifts	0.4
Television	0.4
Registered Investment Companies	0.4
Machinery — Pumps	0.4
Finance — Credit Card	0.3

Internet Security	0.3%
Insurance Brokers	0.3
Beverages — Wine/Spirits	0.3
Medical Products	0.3
Shipbuilding	0.3
Electronic Security Devices	0.3
Electric Products — Misc.	0.3
Retail — Regional Department Stores	0.3
Paper & Related Products	0.3
Telecom Services	0.2
Medical — Hospitals	0.2
Building & Construction — Misc.	0.2
Leisure Products	0.2
Finance — Consumer Loans	0.2
Banks — Fiduciary	0.2
Metal — Diversified	0.2
Capacitors	0.2
Oil Refining & Marketing	0.2
Steel — Specialty	0.2
Oil Companies — Integrated	0.2
E-Commerce/Services	0.2
Medical Labs & Testing Services	0.1
Machinery — Construction & Mining	0.1
Retail — Major Department Stores	0.1
Building Products — Doors & Windows	0.1
Diversified Operations/Commercial Services	0.1
Computers — Integrated Systems	0.1
Oil Field Machinery & Equipment	0.1
Building Products — Wood	0.1
Retail — Mail Order	0.1
Building & Construction Products — Misc.	0.1
Food — Meat Products	0.1
Tobacco	0.1
Entertainment Software	0.1
Electric — Generation	0.1
Enterprise Software/Service	0.1
Dialysis Centers	0.1
Audio/Video Products	0.1
X-Ray Equipment	0.1
Retail — Automobile	0.1

100.1%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.8%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	267,000	$4,197,240
Omnicom Group, Inc.	22,203	1,346,612

		5,543,852

Aerospace/Defense — 0.9%
Cubic Corp.	12,393	622,253
Esterline Technologies Corp.†	77,936	5,945,737
Teledyne Technologies, Inc.†	17,583	1,356,880

		7,924,870

Aerospace/Defense - Equipment — 1.1%
Curtiss-Wright Corp.	107,595	4,493,167
Moog, Inc., Class A†	100,600	5,110,480

		9,603,647

Agricultural Operations — 0.7%
Bunge, Ltd.	84,100	6,373,098

Applications Software — 1.2%
Check Point Software Technologies, Ltd.†	91,600	5,136,012
Verint Systems, Inc.†	166,300	5,512,845

		10,648,857

Audio/Video Products — 0.1%
Harman International Industries, Inc.	11,820	756,716

Auto/Truck Parts & Equipment - Original — 0.6%
Lear Corp.	59,647	4,100,731
TRW Automotive Holdings Corp.†	15,279	1,055,321

		5,156,052

Banks - Commercial — 3.1%
BankUnited, Inc.	153,498	4,535,866
BB&T Corp.	84,994	2,886,396
East West Bancorp, Inc.	94,566	2,764,164
First Midwest Bancorp, Inc.	214,750	3,227,693
Iberiabank Corp.	74,800	3,915,032
Popular, Inc.†	121,797	3,783,015
Zions Bancorporation	184,100	5,149,277

		26,261,443

Banks - Fiduciary — 0.2%
State Street Corp.	22,372	1,492,660

Banks - Super Regional — 1.7%
Comerica, Inc.	204,472	8,350,636
Fifth Third Bancorp	130,996	2,395,917
Huntington Bancshares, Inc.	194,413	1,601,963
SunTrust Banks, Inc.	58,500	1,873,170

		14,221,686

Beverages-Non-alcoholic — 0.5%
Coca-Cola Enterprises, Inc.	24,681	923,069
Dr Pepper Snapple Group, Inc.	81,015	3,626,232

		4,549,301

Beverages - Wine/Spirits — 0.3%
Constellation Brands, Inc., Class A†	51,005	2,767,021

Building & Construction Products - Misc. — 0.1%
Louisiana-Pacific Corp.†	72,590	1,085,946

Building & Construction - Misc. — 0.2%
Aegion Corp.†	91,643	1,961,160

Building Products - Doors & Windows — 0.1%
Griffon Corp.	110,267	1,216,245

Building Products - Wood — 0.1%
Masco Corp.	62,087	1,174,686

Security Description	Shares	Value (Note 2)

Building - Heavy Construction — 0.5%
Chicago Bridge & Iron Co. NV	73,100	$4,373,573

Building - Residential/Commercial — 0.8%
Lennar Corp., Class A	77,000	2,449,370
Toll Brothers, Inc.†	131,769	4,033,449

		6,482,819

Capacitors — 0.2%
Kemet Corp.†	355,000	1,455,500

Chemicals - Diversified — 1.5%
Celanese Corp., Series A	185,800	9,148,792
Chemtura Corp.†	160,000	3,507,200

		12,655,992

Chemicals - Plastics — 0.7%
PolyOne Corp.	225,511	6,093,307

Chemicals - Specialty — 4.7%
Ashland, Inc.	62,400	5,441,904
Cabot Corp.	199,700	7,986,003
Eastman Chemical Co.	106,000	8,056,000
H.B. Fuller Co.	105,944	3,950,651
Methanex Corp.	199,810	9,289,167
Minerals Technologies, Inc.	120,627	5,355,839

		40,079,564

Commercial Services - Finance — 0.9%
Alliance Data Systems Corp.†	6,345	1,241,717
Equifax, Inc.	25,520	1,507,977
Lender Processing Services, Inc.	38,830	1,238,677
McGraw Hill Financial, Inc.	22,667	1,323,073
Moody’s Corp.	13,704	871,026
SEI Investments Co.	40,974	1,219,386

		7,401,856

Computers - Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	160,918	1,190,793

Computers - Memory Devices — 0.9%
NetApp, Inc.	22,681	942,168
SanDisk Corp.	55,900	3,084,562
Seagate Technology PLC	35,493	1,360,092
Western Digital Corp.	41,066	2,546,092

		7,932,914

Consulting Services — 1.0%
Booz Allen Hamilton Holding Corp.	212,600	4,300,898
FTI Consulting, Inc.†	43,953	1,469,788
Towers Watson & Co., Class A	38,908	3,200,183

		8,970,869

Consumer Products - Misc. — 0.6%
Samsonite International SA	2,061,300	5,356,304

Containers - Metal/Glass — 1.7%
Ball Corp.	17,308	768,821
Crown Holdings, Inc.†	71,332	3,100,089
Owens-Illinois, Inc.†	330,677	9,387,920
Rexam PLC	190,957	1,443,824

		14,700,654

Containers - Paper/Plastic — 2.5%
Graphic Packaging Holding Co.†	294,560	2,447,794
Packaging Corp. of America	145,400	7,712,016
Rock Tenn Co., Class A	11,878	1,319,764
Sealed Air Corp.	230,000	6,532,000
Sonoco Products Co.	98,000	3,648,540

		21,660,114

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	134,400	$4,178,496

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	7,130	766,546

Distribution/Wholesale — 3.6%
Arrow Electronics, Inc.†	226,463	10,512,412
Ingram Micro, Inc., Class A†	190,500	4,210,050
WESCO International, Inc.†	219,054	16,159,614

		30,882,076

Diversified Manufacturing Operations — 5.5%
Barnes Group, Inc.	227,078	7,100,729
Carlisle Cos., Inc.	101,666	6,770,956
Colfax Corp.†	17,000	885,530
Crane Co.	44,600	2,560,486
Dover Corp.	130,123	11,066,961
Federal Signal Corp.†	327,038	3,816,533
Harsco Corp.	113,000	2,658,890
Ingersoll-Rand PLC	52,000	3,075,280
Parker Hannifin Corp.	24,984	2,497,151
Pentair, Ltd.	110,856	6,663,554

		47,096,070

Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	17,161	1,195,092

E-Commerce/Services — 0.2%
IAC/InterActiveCorp	26,017	1,277,175

Electric Products - Misc. — 0.3%
AMETEK, Inc.	58,950	2,530,134

Electric - Generation — 0.1%
AES Corp.	63,959	812,919

Electric - Integrated — 2.8%
Alliant Energy Corp.	119,579	5,932,314
Ameren Corp.	34,281	1,159,041
American Electric Power Co., Inc.	34,691	1,484,775
Edison International	48,452	2,223,462
Great Plains Energy, Inc.	163,648	3,587,164
NV Energy, Inc.	94,439	2,214,594
Westar Energy, Inc.	159,415	4,959,401
Wisconsin Energy Corp.	70,654	2,899,640

		24,460,391

Electronic Components - Misc. — 1.7%
Flextronics International, Ltd.†	1,152,831	10,352,423
Plexus Corp.†	95,907	3,139,995
TE Connectivity, Ltd.	19,173	939,477

		14,431,895

Electronic Components - Semiconductors — 3.5%
Avago Technologies, Ltd.	192,619	7,417,758
Fairchild Semiconductor International, Inc.†	392,700	4,794,867
Infineon Technologies AG	165,000	1,495,975
LSI Corp.†	288,790	2,139,934
Microsemi Corp.†	272,200	7,006,428
ON Semiconductor Corp.†	202,232	1,464,160
Skyworks Solutions, Inc.†	230,900	5,855,624

		30,174,746

Electronic Parts Distribution — 0.8%
Avnet, Inc.†	61,176	2,358,947
Rexel SA	210,725	4,845,981

		7,204,928

Electronic Security Devices — 0.3%
Tyco International, Ltd.	78,200	2,583,728

Security Description	Shares	Value (Note 2)

Engineering/R&D Services — 0.8%
Fluor Corp.	26,953	$1,709,629
KBR, Inc.	151,300	4,517,818
McDermott International, Inc.†	110,000	825,000

		7,052,447

Enterprise Software/Service — 0.1%
CA, Inc.	26,720	781,560

Entertainment Software — 0.1%
Activision Blizzard, Inc.	58,328	951,913

Finance - Consumer Loans — 0.2%
SLM Corp.	66,439	1,593,872

Finance - Credit Card — 0.3%
Discover Financial Services	61,153	2,889,479

Finance - Investment Banker/Broker — 1.5%
Charles Schwab Corp.	62,463	1,304,228
LPL Financial Holdings, Inc.	144,600	5,318,388
Raymond James Financial, Inc.	60,351	2,524,482
TD Ameritrade Holding Corp.	129,546	3,325,446

		12,472,544

Finance - Other Services — 0.0%
Solar Cayman, Ltd.†*(1)(2)	120,200	8,414

Food - Meat Products — 0.1%
Tyson Foods, Inc., Class A	37,203	1,077,027

Food - Misc./Diversified — 0.6%
Ebro Foods SA	196,769	4,268,881
Ingredion, Inc.	20,000	1,258,800

		5,527,681

Gas - Distribution — 0.8%
UGI Corp.	179,911	7,052,511

Home Decoration Products — 1.0%
Newell Rubbermaid, Inc.	328,967	8,322,865

Human Resources — 1.1%
Manpowergroup, Inc.	33,324	2,161,061
Robert Half International, Inc.	74,420	2,624,794
TrueBlue, Inc.†	176,600	4,294,912

		9,080,767

Identification Systems — 0.8%
Brady Corp., Class A	97,397	3,214,101
Checkpoint Systems, Inc.†	227,638	3,339,449

		6,553,550

Instruments - Controls — 0.8%
Honeywell International, Inc.	84,900	6,755,493

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc.	68,507	2,824,544

Insurance - Life/Health — 2.2%
Principal Financial Group, Inc.	151,877	6,214,807
Symetra Financial Corp.	62,784	1,084,280
Torchmark Corp.	48,226	3,322,289
Unum Group	287,233	8,481,990

		19,103,366

Insurance - Multi-line — 1.2%
Loews Corp.	28,464	1,265,509
XL Group PLC	307,500	9,089,700

		10,355,209

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Property/Casualty — 1.1%
Alleghany Corp.†	5,617	$2,174,285
Arch Capital Group, Ltd.†	16,795	895,341
Hanover Insurance Group, Inc.	119,700	6,376,419

		9,446,045

Insurance - Reinsurance — 1.8%
Argo Group International Holdings, Ltd.	77,100	3,148,764
Axis Capital Holdings, Ltd.	42,476	1,826,043
Reinsurance Group of America, Inc.	161,035	10,436,679

		15,411,486

Internet Security — 0.3%
Symantec Corp.	111,225	2,848,472

Leisure Products — 0.2%
Brunswick Corp.	46,905	1,705,466

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	60,000	5,130,000

Machine Tools & Related Products — 0.8%
Kennametal, Inc.	161,100	6,849,972

Machinery - Construction & Mining — 0.1%
Joy Global, Inc.	25,000	1,228,000

Machinery - Farming — 0.5%
AGCO Corp.	71,357	4,035,952

Machinery - General Industrial — 0.8%
Albany International Corp., Class A	104,839	3,383,155
IDEX Corp.	51,200	3,039,744

		6,422,899

Machinery - Pumps — 0.4%
Flowserve Corp.	55,488	3,095,676

Medical Labs & Testing Services — 0.1%
ICON PLC†	33,973	1,241,373

Medical Products — 0.3%
CareFusion Corp.†	73,176	2,623,360

Medical - Drugs — 1.7%
Almirall SA	602,839	7,369,865
Ono Pharmaceutical Co., Ltd.	56,200	3,394,266
UCB SA	71,080	4,133,486

		14,897,617

Medical - HMO — 1.2%
Cigna Corp.	43,115	3,392,719
Humana, Inc.	9,697	892,900
WellCare Health Plans, Inc.†	98,200	6,252,394

		10,538,013

Medical - Hospitals — 0.2%
Health Management Associates, Inc., Class A†	160,100	2,058,886

Medical - Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	50,304	2,863,304
McKesson Corp.	29,788	3,616,561

		6,479,865

Metal Processors & Fabrication — 0.5%
Timken Co.	73,559	4,123,718

Metal - Diversified — 0.2%
Molycorp, Inc.†	241,500	1,473,150

Office Supplies & Forms — 1.2%
ACCO Brands Corp.†	650,000	4,283,500
Avery Dennison Corp.	139,000	5,943,640

		10,227,140

Security Description	Shares	Value (Note 2)

Oil & Gas Drilling — 0.8%
Ensco PLC, Class A	27,189	$1,510,621
Ocean Rig UDW, Inc.†	281,500	4,909,360

		6,419,981

Oil Companies - Exploration & Production — 3.0%
Cobalt International Energy, Inc.†	310,465	7,575,346
Energen Corp.	24,115	1,599,066
EQT Corp.	20,700	1,774,404
Japan Petroleum Exploration Co.	47,300	2,114,854
Kosmos Energy, Ltd.†	73,799	750,536
Newfield Exploration Co.†	130,127	3,099,625
Noble Energy, Inc.	21,609	1,327,441
QEP Resources, Inc.	165,100	4,510,532
Rosetta Resources, Inc.†	30,737	1,430,193
SM Energy Co.	8,372	571,975
Southwestern Energy Co.†	24,248	926,273

		25,680,245

Oil Companies - Integrated — 0.2%
Marathon Oil Corp.	40,119	1,381,297

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	20,736	1,177,597

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	13,122	951,476
Tesoro Corp.	10,883	501,598

		1,453,074

Oil-Field Services — 0.5%
Trican Well Service, Ltd.	318,300	4,475,480

Paper & Related Products — 0.3%
International Paper Co.	48,065	2,269,149

Pharmacy Services — 0.5%
Omnicare, Inc.	74,989	4,077,152

Power Converter/Supply Equipment — 1.4%
Hubbell, Inc., Class B	120,139	12,177,289

Real Estate Investment Trusts — 4.1%
American Assets Trust, Inc.	148,270	4,390,275
Blackstone Mortgage Trust, Inc., Class A	165,400	4,234,240
Boston Properties, Inc.	24,429	2,503,972
BRE Properties, Inc.	32,311	1,550,605
Equity Lifestyle Properties, Inc.	139,000	4,830,250
Equity Residential	47,733	2,476,865
Hatteras Financial Corp.	127,300	2,329,590
Kimco Realty Corp.	112,109	2,245,543
Plum Creek Timber Co., Inc.	88,200	3,908,142
Regency Centers Corp.	31,001	1,474,098
SL Green Realty Corp.	19,221	1,675,879
Taubman Centers, Inc.	25,875	1,744,234
Ventas, Inc.	25,962	1,616,394

		34,980,087

Real Estate Operations & Development — 0.5%
Forest City Enterprises, Inc., Class A†	219,455	3,928,245

Retail - Apparel/Shoe — 1.9%
Aeropostale, Inc.†	210,800	1,713,804
Ascena Retail Group, Inc.†	229,000	3,737,280
Express, Inc.†	75,000	1,574,250
Finish Line, Inc., Class A	153,000	3,206,880
Foot Locker, Inc.	38,705	1,246,301
Men’s Wearhouse, Inc.	119,000	4,480,350
Ross Stores, Inc.	11,366	764,477

		16,723,342

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Automobile — 0.1%
Rush Enterprises, Inc., Class A†	20,130	$503,854

Retail - Mail Order — 0.1%
Williams-Sonoma, Inc.	20,631	1,163,795

Retail - Major Department Stores — 0.1%
Nordstrom, Inc.	21,951	1,223,329

Retail - Office Supplies — 0.8%
Staples, Inc.	487,617	6,782,752

Retail - Regional Department Stores — 0.3%
Macy’s, Inc.	54,439	2,418,725

Retail - Vitamins & Nutrition Supplements — 0.7%
GNC Holdings, Inc., Class A	110,800	5,636,396

Retirement/Aged Care — 0.7%
Brookdale Senior Living, Inc.†	247,873	6,201,782

Savings & Loans/Thrifts — 0.4%
EverBank Financial Corp.	264,700	3,721,682

Semiconductor Components - Integrated Circuits — 1.3%
Analog Devices, Inc.	48,225	2,231,853
Maxim Integrated Products, Inc.	81,700	2,274,936
NXP Semiconductor NV†	167,700	6,233,409

		10,740,198

Semiconductor Equipment — 1.5%
Brooks Automation, Inc.	310,500	2,732,400
LTX-Credence Corp.†	298,234	1,210,830
Teradyne, Inc.†	577,400	8,863,090

		12,806,320

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	41,418	2,622,588

Steel - Producers — 0.8%
Carpenter Technology Corp.	123,000	6,613,710

Steel - Specialty — 0.2%
Universal Stainless & Alloy Products, Inc.†	52,202	1,437,643

Telecom Services — 0.2%
Amdocs, Ltd.	57,500	2,119,450

Telecommunication Equipment — 0.5%
Harris Corp.	73,072	4,138,067

Television — 0.4%
CBS Corp., Class B	70,037	3,578,891

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 0.1%
Lorillard, Inc.	25,435	$1,075,901

Tools - Hand Held — 0.9%
Stanley Black & Decker, Inc.	92,872	7,918,267

X-Ray Equipment — 0.1%
Hologic, Inc.†	29,981	639,795

Total Long-Term Investment Securities
(cost $661,994,436)		815,012,110

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
SSgA Money Market Fund (cost $3,382,959)	3,382,959	3,382,959

REPURCHASE AGREEMENTS — 4.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/30/2013, to be repurchased 09/03/2013 in the amount of $6,338,000 and collateralized by $7,295,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $6,530,900.	$6,338,000	6,338,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/30/2013, to be repurchased 09/03/2013 in the amount of $35,607,000 and collateralized by $36,250,000 of United States Treasury Notes, bearing interest at 0.25%, due 03/31/2014 and having an approximate value of $36,321,630.	35,607,000	35,607,000

Total Repurchase Agreements
(cost $41,945,000)		41,945,000

TOTAL INVESTMENTS
(cost $707,322,395) (3)	100.1%	860,340,069
Liabilities in excess of other assets	(0.1)	(729,384)

NET ASSETS —	100.0%	$859,610,685

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be sold in transactions exempt from registration, normally to qualify institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $8,414 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $8,414 representing 0.0% of net assets.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$47,096,070	$—	$—	$47,096,070
Finance - Other Services	-	—	8,414	8,414
Other Industries*	767,907,626	—	—	767,907,626
Short-Term Investment Securities:
Registered Investment Companies	3,382,959	—	—	3,382,959
Repurchase Agreement	—	41,945,000	—	41,945,000

Total	$818,386,655	$41,945,000	$8,414	$860,340,069

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $18,974,510 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	49.2%
Fixed Income Investment Companies	31.6
International Equity Investment Companies	14.9
Real Estate Investment Companies	4.3

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES —100.0%#(1)
Domestic Equity Investment Companies — 49.2%
VALIC Co. I Blue Chip Growth Fund	1,211,379	$17,783,041
VALIC Co. I Dividend Value Fund	3,108,165	36,614,182
VALIC Co. I Mid Cap Index Fund	905,000	22,172,499
VALIC Co. I Mid Cap Strategic Growth Fund	87,610	1,287,865
VALIC Co. I Nasdaq-100 Index Fund	1,900,754	13,723,443
VALIC Co. I Science & Technology Fund†	723,045	14,605,507
VALIC Co. I Small Cap Index Fund	658,481	12,300,419
VALIC Co. I Small Cap Special Values Fund	765,270	8,938,350
VALIC Co. I Stock Index Fund	2,443,038	73,877,475
VALIC Co. I Value Fund	213,645	2,664,157
VALIC Co. II Capital Appreciation Fund	1,118,476	14,338,867
VALIC Co. II Large Cap Value Fund	409,442	5,941,002
VALIC Co. II Mid Cap Growth Fund	583,886	5,698,725
VALIC Co. II Mid Cap Value Fund	1,976,816	42,817,839
VALIC Co. II Small Cap Growth Fund	307,057	4,946,689
VALIC Co. II Small Cap Value Fund	1,298,766	20,559,468

Total Domestic Equity Investment Companies
(cost $245,622,782)		298,269,528

Fixed Income Investment Companies — 31.6%
VALIC Co. I Capital Conservation Fund	1,090,624	10,666,301
VALIC Co. I Government Securities Fund	930,880	9,913,876
VALIC Co. I Inflation Protected Fund	931,715	10,304,771
VALIC Co. II Core Bond Fund	9,227,719	98,644,313
VALIC Co. II High Yield Bond Fund	3,031,461	23,130,051
VALIC Co. II Strategic Bond Fund	3,462,963	38,889,074

Total Fixed Income Investment Companies
(cost $193,992,580)		191,548,386

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 14.9%
VALIC Co. I Emerging Economies Fund	7,693,740	$57,395,301
VALIC Co. I Foreign Value Fund	682,845	6,760,162
VALIC Co. I International Equities Fund	2,779,114	17,980,869
VALIC Co. I International Growth Fund	642,590	7,961,691

Total International Equity Investment Companies
(cost $89,464,675)		90,098,023

Real Estate Investment Companies — 4.3%
VALIC Co. I Global Real Estate Fund (cost $24,808,132)	3,088,607	26,284,043

TOTAL INVESTMENTS
(cost $553,888,169)(2)	100.0%	606,199,980
Liabilities in excess of other assets	0.0	(14,990)

NET ASSETS —	100.0%	$606,184,990

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$298,269,528	$—	$—	$298,269,528
Fixed Income Investment Companies	191,548,386	—	—	191,548,386
International Equity Investment Companies	90,098,023	—	—	90,098,023
Real Estate Investment Companies	26,284,043	—	—	26,284,043

Total	$606,199,980	$—	$—	$606,199,980

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

U.S. Government Agencies	27.9%
Commercial Banks	23.3
Banks — Super Regional	11.5
U.S. Government Treasuries	10.8
Diversified Banking Institutions	9.5
Repurchase Agreement	6.7
Money Center Banks	4.3
Finance Investment Banker/Broker	3.8
Cosmetics & Toiletries	1.7
Diversified Financial Services	1.6
Banks — Fiduciary	1.3

102.4%

Weighted Average Days to Maturity	48.6

Credit Quality@#

Aaa	100.0%

*	Calculated as a percentage of net assets
@	Source: Moody’s
#	Calculated as a percentage of total debt issues

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 95.7%
Certificates of Deposit — 30.2%
Citibank NA 0.26% due 11/18/2013	$4,350,000	$4,350,000
Credit Agricole Corporate and Investment Bank NY 0.14% due 09/03/2013	3,500,000	3,500,000
Credit Agricole Corporate and Investment Bank NY 0.14% due 09/06/2013	4,000,000	4,000,000
Deutsche Bank AG NY FRS 0.25% due 09/03/2013	3,500,000	3,500,000
Nordea Bank Finland PLC NY FRS 0.18% due 10/25/2013	3,600,000	3,600,000
Rabobank Nederland NV NY FRS 0.30% due 07/23/2014	3,500,000	3,500,000
Rabobank Nederland NV NY FRS 0.30% due 09/03/2014	1,300,000	1,300,000
Rabobank Nederland NV NY FRS 0.31% due 01/31/2014	3,500,000	3,500,000
Royal Bank of Canada NY FRS 0.28% due 06/17/2014	3,500,000	3,500,562
Royal Bank of Canada NY FRS 0.32% due 10/04/2013	3,800,000	3,800,000
Svenska Handelsbanken NY 0.19% due 11/25/2013	4,250,000	4,250,050
Svenska Handelsbanken NY 0.21% due 09/23/2013	3,500,000	3,500,011
UBS AG Stamford CT FRS 0.33% due 01/21/2014	3,700,000	3,700,000
UBS AG Stamford CT FRS 0.37% due 10/17/2013	3,250,000	3,250,000
Wells Fargo Bank NA FRS 0.18% due 09/11/2013	3,400,000	3,400,000
Wells Fargo Bank NA 0.19% due 01/15/2014	3,500,000	3,500,000

Total Certificates of Deposit
(amortized cost $56,150,623)		56,150,623

Commercial Paper — 13.3%
BNP Paribas Finance Inc 0.07% due 09/05/2013	7,000,000	6,999,946
JPMorgan Chase & Co. FRS 0.29% due 09/03/2013	3,350,000	3,350,000
Lloyds TSB Bank PLC 0.08% due 09/05/2013	4,000,000	3,999,962
Lloyds TSB Bank PLC 0.12% due 09/12/2013	4,000,000	3,999,859
Nordea Bank AB 0.10% due 09/05/2013*	4,000,000	3,999,956
State Street Corp. 0.15% due 10/01/2013	2,400,000	2,399,700

Total Commercial Paper
(amortized cost $24,749,423)		24,749,423

U.S. Corporate Bonds & Notes — 13.5%
Bank of America NA 0.20% due 09/09/2013	4,000,000	4,000,000
Bank of America NA 0.26% due 09/16/2013	3,450,000	3,450,000
Barclays Bank PLC FRS Senior Notes 1.13% due 01/13/2014	1,600,000	1,604,674
Barclays Bank PLC Senior Notes 2.38% due 01/13/2014	1,500,000	1,510,594
Citigroup, Inc. FRS Senior Notes 0.40% due 03/07/2014	1,170,000	1,168,973

Security Description	Principal Amount	Value (Note 2)

U.S. Corporate Bonds & Notes (continued)
General Electric Capital Corp. FRS Senior Notes 1.12% due 01/07/2014	$2,025,000	$2,031,459
General Electric Capital Corp. Senior Notes 1.88% due 09/16/2013	1,000,000	1,000,678
JPMorgan Chase Bank NA FRS Notes 0.35% due 09/07/2014	2,700,000	2,700,000
JPMorgan Chase Bank NA FRS Senior Notes 1.02% due 05/02/2014	1,800,000	1,808,232
Procter & Gamble Co. FRS Senior Notes 0.19% due 02/06/2014	3,225,000	3,224,778
Royal Bank of Canada Senior Notes 1.13% due 01/15/2014	1,816,000	1,821,513
UBS AG Stamford CT Senior Notes 2.25% due 01/28/2014	800,000	806,244

Total U.S. Corporate Bonds & Notes
(amortized cost $25,127,145)		25,127,145

U.S. Government Agencies — 27.9%
Federal Farm Credit Bank
0.09% due 11/01/2013	1,000,000	999,848
0.13% due 10/21/2013	1,000,000	999,819
0.14% due 02/10/2014	1,500,000	1,499,055
0.18% due 09/11/2013	3,500,000	3,499,825
Federal Farm Credit Bank FRS
0.10% due 02/19/2014	1,200,000	1,200,000
0.14% due 12/06/2013	2,700,000	2,700,000
0.15% due 09/16/2013	150,000	150,001
0.21% due 03/26/2014	3,950,000	3,950,806
0.26% due 07/14/2014	355,000	355,467
Federal Home Loan Bank
0.06% due 09/13/2013	3,750,000	3,749,930
0.12% due 04/29/2014	3,300,000	3,297,360
0.18% due 06/19/2014	1,500,000	1,497,817
0.18% due 06/26/2014	1,250,000	1,248,137
0.20% due 07/29/2014	2,000,000	2,000,000
Federal Home Loan Bank FRS
0.10% due 01/16/2014	250,000	250,000
0.12% due 09/02/2014	2,750,000	2,749,862
0.13% due 09/06/2013	1,400,000	1,400,014
0.13% due 06/06/2014	200,000	199,994
0.14% due 09/04/2013	2,300,000	2,300,015
0.14% due 04/01/2014	1,000,000	1,000,118
Federal Home Loan Mtg. Corp.
0.10% due 02/18/2014	1,500,000	1,499,292
0.16% due 11/05/2013	2,700,000	2,699,220
0.17% due 02/24/2014	1,300,000	1,298,920
0.18% due 02/24/2014	1,200,000	1,198,944
1.38% due 02/25/2014	300,000	301,756
Federal National Mtg. Assoc.
0.10% due 09/18/2013	500,000	499,976
0.16% due 02/03/2014	4,000,000	3,997,244
1.25% due 02/27/2014	2,300,000	2,312,337
2.50% due 05/15/2014	480,000	487,786
Federal National Mtg. Assoc. FRS
0.16% due 11/08/2013	2,200,000	2,200,314
0.36% due 06/23/2014	180,000	180,281

Total U.S. Government Agencies
(amortized cost $51,724,138)		51,724,138

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 10.8%
United States Treasury Bills
0.01% due 09/12/2013	$4,500,000	$4,499,987
0.02% due 09/12/2013	5,000,000	4,999,969
0.05% due 09/05/2013	2,750,000	2,749,985
0.07% due 10/31/2013	1,000,000	999,892
0.07% due 11/07/2013	1,000,000	999,874
United States Treasury Notes
0.25% due 01/31/2014	250,000	250,076
0.50% due 11/15/2013	1,500,000	1,500,944
1.00% due 01/15/2014	1,700,000	1,705,199
1.00% due 05/15/2014	2,400,000	2,413,887

Total U.S. Government Treasuries
(amortized cost $20,119,813)		20,119,813

Total Short-Term Investment Securities — 95.7%
(amortized cost $177,871,142)		177,871,142

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 6.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $12,361,000)	$12,361,000	$12,361,000

TOTAL INVESTMENTS
(amortized cost $190,232,142)(2)	102.4%	190,232,142
Liabilities in excess of other assets	(2.4)	(4,421,684)

NET ASSETS —	100.0%	$185,810,458

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $3,999,956 representing 2.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 5 for cost of investments on a tax basis.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2013 and unless noted otherwise the dates are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$56,150,623	$—	$56,150,623
Commercial Paper	—	24,749,423	—	24,749,423
U.S. Corporate Bonds & Notes	—	25,127,145	—	25,127,145
U.S. Government Agencies	—	51,724,138	—	51,724,138
U.S. Government Treasuries	—	20,119,813	—	20,119,813
Repurchase Agreement	—	12,361,000	—	12,361,000

Total	$—	$190,232,142	$—	$190,232,142

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	5.9%
Building & Construction Products — Misc.	3.5
Applications Software	3.3
Medical — Drugs	3.2
Networking Products	2.8
Transport — Truck	2.6
Footwear & Related Apparel	2.6
Enterprise Software/Service	2.5
Internet Application Software	2.5
Electronic Components — Semiconductors	2.3
Real Estate Investment Trusts	2.3
Oil Field Machinery & Equipment	2.3
Computer Software	2.3
Investment Management/Advisor Services	2.2
Oil Companies — Exploration & Production	2.2
Machinery — General Industrial	2.1
Distribution/Wholesale	2.0
Time Deposits	1.7
Food — Misc./Diversified	1.6
Medical Imaging Systems	1.6
Retail — Automobile	1.5
Lighting Products & Systems	1.5
Wireless Equipment	1.5
Medical — Hospitals	1.5
Patient Monitoring Equipment	1.4
Web Portals/ISP	1.4
Medical Products	1.4
Machinery — Pumps	1.3
Aerospace/Defense — Equipment	1.2
Internet Telephone	1.2
Instruments — Scientific	1.2
Advanced Materials	1.1
Retirement/Aged Care	1.1
Insurance — Property/Casualty	1.1
Internet Incubators	1.1
Diversified Manufacturing Operations	1.1
Retail — Building Products	1.0
Retail — Apparel/Shoe	1.0
Power Converter/Supply Equipment	1.0
E-Marketing/Info	1.0
Investment Companies	0.9
Retail — Catalog Shopping	0.9
Human Resources	0.9
Airlines	0.9
Healthcare Safety Devices	0.9
Medical — HMO	0.9
Semiconductor Components — Integrated Circuits	0.9
Transport — Marine	0.9
Banks — Commercial	0.9
Data Processing/Management	0.8
Retail — Appliances	0.8
Home Furnishings	0.8
Medical Instruments	0.8
Recreational Centers	0.7
Semiconductor Equipment	0.7
Auction Houses/Art Dealers	0.7
E-Commerce/Services	0.7
Finance — Investment Banker/Broker	0.7
Food — Dairy Products	0.7
Internet Connectivity Services	0.7
Drug Delivery Systems	0.7
E-Commerce/Products	0.7
Retail — Misc./Diversified	0.7
Commercial Services	0.6
Diagnostic Equipment	0.6
Casino Services	0.5
Consumer Products — Misc.	0.5

Oil Refining & Marketing	0.5%
Computer Data Security	0.5
Computers — Voice Recognition	0.5
Computer Graphics	0.5
Building — Residential/Commercial	0.4
Therapeutics	0.4
MRI/Medical Diagnostic Imaging	0.3
Food — Retail	0.2

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.2%
Advanced Materials — 1.1%
Hexcel Corp.†	32,536	$1,157,306

Aerospace/Defense - Equipment — 1.2%
HEICO Corp.	20,035	1,252,187

Airlines — 0.9%
Spirit Airlines, Inc.†	30,186	940,898

Applications Software — 3.3%
Demandware, Inc.†	18,347	772,042
Imperva, Inc.†	21,835	1,030,612
Infoblox, Inc.†	27,394	956,050
Model N, Inc.†	41,441	597,165

		3,355,869

Auction House/Art Dealers — 0.7%
Sotheby’s	15,651	721,668

Banks - Commercial — 0.9%
Signature Bank†	9,931	871,147

Building & Construction Products - Misc. — 3.5%
Armstrong World Industries, Inc. †	16,778	814,740
Fortune Brands Home & Security, Inc.	28,100	1,035,204
Ply Gem Holdings, Inc.†	34,487	529,030
Trex Co., Inc.†	26,121	1,156,377

		3,535,351

Building - Residential/Commercial — 0.4%
TRI Pointe Homes, Inc.†	30,923	433,850

Casino Services — 0.5%
Scientific Games Corp., Class A†	38,960	556,738

Commercial Services — 0.6%
CoStar Group, Inc.†	4,217	626,267

Computer Data Security — 0.5%
Fortinet, Inc.†	26,132	517,414

Computer Graphics — 0.5%
Tableau Software, Inc., Class A†	6,697	484,260

Computer Software — 2.3%
Cornerstone OnDemand, Inc.†	22,627	1,165,517
Envestnet, Inc.†	41,130	1,136,422

		2,301,939

Computers - Voice Recognition — 0.5%
Vocera Communications, Inc.†	30,560	495,378

Consumer Products - Misc. — 0.5%
Tumi Holdings, Inc.†	26,774	550,473

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	10,063	843,581

Diagnostic Equipment — 0.6%
GenMark Diagnostics, Inc.†	51,930	597,195

Distribution/Wholesale — 2.0%
Pool Corp.	14,656	763,431
Watsco, Inc.	14,555	1,307,039

		2,070,470

Diversified Manufacturing Operations — 1.1%
Carlisle Cos., Inc.	16,312	1,086,379

Drug Delivery Systems — 0.7%
Nektar Therapeutics†	55,710	678,548

E-Commerce/Products — 0.7%
Blue Nile, Inc.†	18,579	672,188

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 0.7%
OpenTable, Inc.†	9,595	$715,211

E-Marketing/Info — 1.0%
ReachLocal, Inc.†	91,590	1,005,658

Electronic Components - Semiconductors — 2.3%
Cavium, Inc.†	31,709	1,203,991
Inphi Corp.†	92,347	1,174,654

		2,378,645

Enterprise Software/Service — 2.5%
Guidewire Software, Inc.†	19,313	887,626
QLIK Technologies, Inc.†	16,310	534,805
Rally Software Development Corp.†	44,621	1,152,560

		2,574,991

Finance - Investment Banker/Broker — 0.7%
Stifel Financial Corp.†	17,854	714,517

Food - Dairy Products — 0.7%
WhiteWave Foods Co., Class A†	35,947	687,307

Food - Misc./Diversified — 1.6%
Annie’s, Inc.†	26,238	1,205,112
Snyders-Lance, Inc.	14,768	397,259

		1,602,371

Food - Retail — 0.2%
Fairway Group Holdings Corp.†	10,589	245,453

Footwear & Related Apparel — 2.6%
Skechers U.S.A., Inc., Class A†	30,720	944,025
Wolverine World Wide, Inc.	29,555	1,662,469

		2,606,494

Healthcare Safety Devices — 0.9%
Unilife Corp.†	272,439	939,915

Home Furnishings — 0.8%
La-Z-Boy, Inc.	38,644	821,571

Human Resources — 0.9%
TrueBlue, Inc.†	39,030	949,210

Instruments - Scientific — 1.2%
Fluidigm Corp.†	57,140	1,169,084

Insurance - Property/Casualty — 1.1%
Amtrust Financial Services, Inc.	31,843	1,137,414

Internet Application Software — 2.5%
Dealertrack Technologies, Inc.†	35,670	1,412,176
Splunk, Inc.†	20,249	1,117,947

		2,530,123

Internet Connectivity Services — 0.7%
Boingo Wireless, Inc.†	95,710	684,326

Internet Incubators — 1.1%
HomeAway, Inc.†	35,732	1,126,987

Internet Telephone — 1.2%
BroadSoft, Inc.†	38,094	1,226,246

Investment Companies — 0.9%
PennantPark Investment Corp.	86,886	963,566

Investment Management/Advisor Services — 2.2%
Cohen & Steers, Inc.	19,557	610,178
Financial Engines, Inc.	31,184	1,666,785

		2,276,963

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Lighting Products & Systems — 1.5%
Acuity Brands, Inc.	18,039	$1,542,334

Machinery - General Industrial — 2.1%
DXP Enterprises, Inc.†	8,819	599,516
Middleby Corp.†	8,430	1,567,474

		2,166,990

Machinery - Pumps — 1.3%
Graco, Inc.	19,645	1,365,131

Medical Imaging Systems — 1.6%
Novadaq Technologies, Inc.†	106,580	1,586,976

Medical Instruments — 0.8%
Bruker Corp.†	40,593	813,484

Medical Products — 1.4%
Syneron Medical, Ltd.†	84,650	695,823
Tornier NV†	37,372	709,321

		1,405,144

Medical - Biomedical/Gene — 5.9%
Acorda Therapeutics, Inc.†	15,022	507,593
Aegerion Pharmaceuticals, Inc.†	12,729	1,103,350
AMAG Pharmaceuticals, Inc.†	22,232	526,009
Ariad Pharmaceuticals, Inc.†	18,488	343,877
Cubist Pharmaceuticals, Inc.†	13,173	834,641
Exact Sciences Corp.†	47,189	545,977
Halozyme Therapeutics, Inc.†	79,290	658,900
Insmed, Inc.†	39,120	595,015
Intrexon Corp.†	15,660	340,292
Puma Biotechnology, Inc.†	10,647	539,164

		5,994,818

Medical - Drugs — 3.2%
ACADIA Pharmaceuticals, Inc.†	28,027	559,419
Chimerix, Inc.†	22,564	355,609
Keryx Biopharmaceuticals, Inc.†	76,916	656,094
Sagent Pharmaceuticals, Inc.†	35,620	785,777
Synta Pharmaceuticals Corp.†	61,186	360,997
ViroPharma, Inc.†	17,520	528,228

		3,246,124

Medical - HMO — 0.9%
WellCare Health Plans, Inc.†	14,161	901,631

Medical - Hospitals — 1.5%
Acadia Healthcare Co., Inc.†	38,687	1,482,873

MRI/Medical Diagnostic Imaging — 0.3%
Imris, Inc.†	148,530	297,060

Networking Products — 2.8%
Cyan, Inc.†	50,209	466,944
Gigamon, Inc.†	13,094	442,577
Infinera Corp.†	106,359	985,948
Palo Alto Networks, Inc.†	18,980	911,419

		2,806,888

Oil Companies - Exploration & Production — 2.2%
Laredo Petroleum Holdings, Inc.†	46,100	1,210,586
Oasis Petroleum, Inc.†	26,450	1,036,840

		2,247,426

Oil Field Machinery & Equipment — 2.3%
Dril-Quip, Inc.†	15,321	1,562,895
Forum Energy Technologies, Inc.†	28,381	742,731

		2,305,626

Security Description	Shares	Value (Note 2)

Oil Refining & Marketing — 0.5%
Delek US Holdings, Inc.	21,573	$536,305

Patient Monitoring Equipment — 1.4%
Insulet Corp.†	43,971	1,465,993

Power Converter/Supply Equipment — 1.0%
Generac Holdings, Inc.	25,770	1,020,234

Real Estate Investment Trusts — 2.3%
CubeSmart	32,233	536,680
Douglas Emmett, Inc.	20,354	470,177
EastGroup Properties, Inc.	8,614	484,107
Glimcher Realty Trust	44,187	437,451
Highwoods Properties, Inc.	13,191	445,592

		2,374,007

Recreational Centers — 0.7%
Life Time Fitness, Inc.†	15,200	759,848

Retail - Apparel/Shoe — 1.0%
Francesca’s Holdings Corp.†	43,007	1,037,329

Retail - Appliances — 0.8%
Conn’s, Inc.†	12,561	836,688

Retail - Automobile — 1.5%
Penske Automotive Group, Inc.	13,540	528,466
Rush Enterprises, Inc., Class A†	41,493	1,038,570

		1,567,036

Retail - Building Products — 1.0%
Lumber Liquidators Holdings, Inc.†	10,567	1,050,571

Retail - Catalog Shopping — 0.9%
MSC Industrial Direct Co., Class A	12,500	950,000

Retail - Misc./Diversified — 0.7%
Five Below, Inc.†	17,994	661,279

Retirement/Aged Care — 1.1%
Emeritus Corp.†	52,187	1,138,198

Semiconductor Components - Integrated Circuits — 0.9%
Hittite Microwave Corp.†	14,711	899,725

Semiconductor Equipment — 0.7%
Teradyne, Inc.†	47,940	735,879

Therapeutics — 0.4%
Threshold Pharmaceuticals, Inc.†	85,640	372,534

Transport - Marine — 0.9%
Kirby Corp.†	11,019	886,258

Transport - Truck — 2.6%
Marten Transport, Ltd.	64,588	1,142,562
Old Dominion Freight Line, Inc.†	34,016	1,476,974

		2,619,536

Web Portals/ISP — 1.4%
Trulia, Inc.†	35,257	1,463,871

Wireless Equipment — 1.5%
Aruba Networks, Inc.†	45,768	761,122
Ruckus Wireless, Inc.†	56,777	771,599

		1,532,721

Total Long-Term Investment Securities
(cost $82,167,739)		100,175,675

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/03/2013 (cost $1,741,000)	$1,741,000	$1,741,000

TOTAL INVESTMENTS
(cost $83,908,739)(1)	99.9%	101,916,675
Other assets less liabilities	0.1	108,487

NET ASSETS —	100.0%	$102,025,162

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$5,994,818	$—	$—	$5,994,818
Other Industries*	94,180,857	—	—	94,180,857
Short-Term Investment Securities:
Time Deposits	—	1,741,000	—	1,741,000

Total	$100,175,675	$1,741,000	$—	$101,916,675

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Banks — Commercial	11.1%
Real Estate Investment Trusts	9.2
Repurchase Agreements	4.1
Electric — Integrated	3.5
Retail — Apparel/Shoe	3.2
Oil — Field Services	2.3
Human Resources	2.2
Oil Companies — Exploration & Production	2.2
Machinery — General Industrial	2.2
Insurance — Life/Health	1.8
Medical — Biomedical/Gene	1.7
Diversified Manufacturing Operations	1.6
Finance — Investment Banker/Broker	1.5
Auction Houses/Art Dealers	1.5
Electronic Components — Misc.	1.4
Engineering/R&D Services	1.4
Retail — Office Supplies	1.4
Transport — Truck	1.4
Printing — Commercial	1.3
Finance — Consumer Loans	1.2
Transactional Software	1.2
Telecommunication Equipment	1.2
Electronic Components — Semiconductors	1.2
Finance — Leasing Companies	1.1
Gas — Distribution	1.0
Real Estate Management/Services	1.0
Distribution/Wholesale	1.0
Enterprise Software/Service	0.9
Computer Services	0.9
Paper & Related Products	0.9
Retail — Drug Store	0.9
Auto/Truck Parts & Equipment — Original	0.8
Metal Processors & Fabrication	0.8
Apparel Manufacturers	0.8
Building — Residential/Commercial	0.8
Resorts/Theme Parks	0.7
Oil Field Machinery & Equipment	0.7
Office Furnishings — Original	0.7
Airlines	0.7
Insurance — Reinsurance	0.7
Coal	0.6
Data Processing/Management	0.6
Computers — Integrated Systems	0.6
Transport — Marine	0.6
Retail — Restaurants	0.6
Food — Misc./Diversified	0.6
Power Converter/Supply Equipment	0.6
Medical Sterilization Products	0.6
Insurance — Property/Casualty	0.6
Semiconductor Equipment	0.5
Food — Baking	0.5
Tobacco	0.5
Medical Instruments	0.5
Commercial Services — Finance	0.5
Investment Management/Advisor Services	0.5
Television	0.5
Retail — Regional Department Stores	0.5
Computer Software	0.4
Chemicals — Specialty	0.4
Retail — Automobile	0.4
Beverages — Wine/Spirits	0.4
Building & Construction Products — Misc.	0.4
Broadcast Services/Program	0.4
Commercial Services	0.4
Insurance — Multi-line	0.4
Consumer Products — Misc.	0.4
Computers — Memory Devices	0.4
Building Products — Cement	0.4
Footwear & Related Apparel	0.3

Telecom Services	0.3%
Lasers — System/Components	0.3
Industrial Automated/Robotic	0.3
Internet Application Software	0.3
Savings & Loans/Thrifts	0.3
Oil Refining & Marketing	0.3
Environmental Consulting & Engineering	0.3
Oil & Gas Drilling	0.3
Retail — Hair Salons	0.3
Investment Companies	0.3
Circuit Boards	0.3
Internet Telephone	0.3
Real Estate Operations & Development	0.3
Telephone — Integrated	0.3
Office Supplies & Forms	0.2
Precious Metals	0.2
Aerospace/Defense — Equipment	0.2
Medical — Drugs	0.2
Linen Supply & Related Items	0.2
Computer Aided Design	0.2
Miscellaneous Manufacturing	0.2
Engines — Internal Combustion	0.2
Networking Products	0.2
Machinery — Farming	0.2
Internet Content — Information/News	0.2
Containers — Paper/Plastic	0.2
Machinery — Construction & Mining	0.2
Textile — Apparel	0.2
Food — Retail	0.2
Medical — Outpatient/Home Medical	0.2
Building Products — Doors & Windows	0.2
E-Commerce/Services	0.2
Medical Products	0.2
Building — Maintenance & Services	0.2
Auto/Truck Parts & Equipment — Replacement	0.2
Medical — HMO	0.2
Electronic Parts Distribution	0.2
Food — Wholesale/Distribution	0.2
Identification Systems	0.1
Semiconductor Components — Integrated Circuits	0.1
United States Treasury Notes	0.1
Diversified Financial Services	0.1
Rubber/Plastic Products	0.1
Physical Therapy/Rehabilitation Centers	0.1
Seismic Data Collection	0.1
Schools	0.1
Energy — Alternate Sources	0.1
Electric — Generation	0.1
Multimedia	0.1
Finance — Mortgage Loan/Banker	0.1
Radio	0.1
Steel Pipe & Tube	0.1
Building Products — Air & Heating	0.1
Water	0.1
Gambling (Non-Hotel)	0.1
Machinery — Material Handling	0.1
Retail — Hypermarkets	0.1
Building Products — Light Fixtures	0.1
Retail — Appliances	0.1
E-Marketing/Info	0.1
Toys	0.1
Medical — Nursing Homes	0.1

99.7%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.5%
Aerospace/Defense - Equipment — 0.2%
AAR Corp.	35,700	$895,713
GenCorp, Inc.†	17,800	268,246

		1,163,959

Airlines — 0.7%
Alaska Air Group, Inc.	8,100	458,622
Republic Airways Holdings, Inc.†	184,718	2,063,300
SkyWest, Inc.	65,380	842,748

		3,364,670

Apparel Manufacturers — 0.8%
Jones Group, Inc.	272,200	4,009,506

Auction House/Art Dealers — 1.5%
KAR Auction Services, Inc.	280,700	7,477,848

Auto/Truck Parts & Equipment - Original — 0.8%
Dana Holding Corp.	163,900	3,435,344
Superior Industries International, Inc.	46,700	814,448

		4,249,792

Auto/Truck Parts & Equipment - Replacement — 0.2%
Douglas Dynamics, Inc.	60,500	850,630

Banks - Commercial — 11.1%
1st Source Corp.	19,928	513,345
1st United Bancorp, Inc.	4,600	32,936
American National Bankshares, Inc.	1,300	28,418
Associated Banc-Corp.	187,700	2,993,815
Bancfirst Corp.	14,940	763,135
BancorpSouth, Inc.	76,000	1,472,880
Bank of Hawaii Corp.	33,280	1,713,920
Banner Corp.	12,500	428,250
BBCN Bancorp, Inc.	27,320	364,995
Bridge Capital Holdings†	3,900	62,556
Cascade Bancorp†	5,000	29,950
Cathay General Bancorp	107,960	2,377,279
Center Bancorp, Inc.	4,300	60,028
Central Pacific Financial Corp.	62,700	1,065,273
Century Bancorp, Inc., Class A	1,618	51,194
Chemical Financial Corp.	14,700	400,428
Citizens & Northern Corp.	3,900	74,880
City Holding Co.	35,700	1,458,345
CoBiz Financial, Inc.	19,900	178,304
Columbia Banking System, Inc.	11,173	259,214
Community Bank System, Inc.	27,580	916,759
Community Trust Bancorp, Inc.	22,580	851,718
Cullen/Frost Bankers, Inc.	6,820	483,129
Financial Institutions, Inc.	14,200	263,268
First BanCorp Puerto Rico†	66,900	427,491
First Bancorp	6,100	85,766
First Busey Corp.	60,580	288,361
First Citizens BancShares, Inc., Class A	1,640	331,674
First Commonwealth Financial Corp.	269,600	1,976,168
First Community Bancshares, Inc.	4,900	73,745
First Financial Bancorp	41,798	626,970
First Financial Bankshares, Inc.	7,680	441,600
First Interstate Bancsystem, Inc.	23,600	536,428
First Merchants Corp.	9,280	158,502
FirstMerit Corp.	89,912	1,902,538
FNB Corp.	94,640	1,142,305
Fulton Financial Corp.	439	5,307
Glacier Bancorp, Inc.	43,200	1,019,520
Great Southern Bancorp, Inc.	7,400	196,692
Guaranty Bancorp	2,800	33,096
Hancock Holding Co.	99,071	3,185,133
Heartland Financial USA, Inc.	11,140	302,674

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Hudson Valley Holding Corp.	10,540	$193,514
Lakeland Bancorp, Inc.	11,927	130,124
Lakeland Financial Corp.	5,680	176,648
MainSource Financial Group, Inc.	57,100	813,675
MB Financial, Inc.	24,420	659,096
Metro Bancorp, Inc.†	12,100	230,142
MetroCorp Bancshares, Inc.	11,700	118,404
OFG Bancorp	114,500	1,967,110
OmniAmerican Bancorp, Inc.†	7,600	172,900
Pacific Continental Corp.	16,000	201,120
PacWest Bancorp	31,700	1,054,025
Preferred Bank†	3,700	59,496
Republic Bancorp, Inc., Class A	4,000	105,640
S&T Bancorp, Inc.	4,480	100,710
S.Y. Bancorp, Inc.	2,500	66,375
Seacoast Banking Corp. of Florida†	28,900	59,534
Sierra Bancorp	3,520	50,758
Simmons First National Corp., Class A	11,020	266,794
Southside Bancshares, Inc.	6,300	156,744
Southwest Bancorp, Inc.†	50,780	733,263
StellarOne Corp.	7,200	147,456
Sterling Financial Corp.	63,600	1,539,120
Suffolk Bancorp†	3,520	59,875
Susquehanna Bancshares, Inc.	148,800	1,876,368
SVB Financial Group†	11,420	945,576
TCF Financial Corp.	221,640	3,114,042
Tompkins Financial Corp.	8,048	349,283
Trustmark Corp.	29,300	728,398
UMB Financial Corp.	38,060	2,273,324
Umpqua Holdings Corp.	15,000	243,600
Union First Market Bankshares Corp.	78,000	1,668,420
Univest Corp. of Pennsylvania	3,200	60,992
Valley National Bancorp.	12,435	125,469
Washington Trust Bancorp, Inc.	7,680	230,477
Webster Financial Corp.	22,700	600,642
West Bancorporation, Inc.	3,880	48,888
Westamerica Bancorporation	27,924	1,314,383
Wilshire Bancorp, Inc.	83,700	680,481
Zions Bancorporation	117,500	3,286,475

		56,187,330

Beverages - Wine/Spirits — 0.4%
Treasury Wine Estates, Ltd. ADR	502,150	2,124,095

Broadcast Services/Program — 0.4%
Digital Generation, Inc.†	143,800	1,764,426
Nexstar Broadcasting Group, Inc., Class A	9,300	312,201

		2,076,627

Building & Construction Products - Misc. — 0.4%
Gibraltar Industries, Inc.†	64,180	826,638
NCI Building Systems, Inc.†	34,265	410,495
Ply Gem Holdings, Inc.†	9,200	141,128
Stock Building Supply Holdings, Inc.†	27,000	384,480
Trex Co., Inc.†	7,278	322,197

		2,084,938

Building Products - Air & Heating — 0.1%
Comfort Systems USA, Inc.	28,500	430,350

Building Products - Cement — 0.4%
Texas Industries, Inc.†	30,000	1,761,000

Building Products - Doors & Windows — 0.2%
PGT, Inc.†	89,800	914,164

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Building Products - Light Fixtures — 0.1%
LSI Industries, Inc.	47,700	$321,498

Building - Heavy Construction — 0.0%
Orion Marine Group, Inc.†	17,100	167,922

Building - Maintenance & Services — 0.2%
ABM Industries, Inc.	35,700	862,155

Building - Residential/Commercial — 0.8%
Taylor Morrison Home Corp., Class A†	169,500	3,493,395
WCI Communities, Inc.†	5,600	84,840
William Lyon Homes, Class A†	13,600	280,296

		3,858,531

Casino Services — 0.0%
Scientific Games Corp., Class A†	7,300	104,317

Cellular Telecom — 0.0%
Leap Wireless International, Inc.†	11,900	180,642

Chemicals - Specialty — 0.4%
Minerals Technologies, Inc.	49,860	2,213,784

Circuit Boards — 0.3%
Park Electrochemical Corp.	21,240	565,834
TTM Technologies, Inc.†	78,400	747,936

		1,313,770

Coal — 0.6%
Alpha Natural Resources, Inc.†	109,400	665,152
Arch Coal, Inc.	65,900	294,573
SunCoke Energy, Inc.†	20,300	319,319
Walter Energy, Inc.	153,000	1,979,820
Westmoreland Coal Co.†	400	5,148

		3,264,012

Coffee — 0.0%
Farmer Bros. Co.†	4,900	67,228

Commercial Services — 0.4%
Convergys Corp.	35,900	632,917
PHH Corp.†	57,280	1,195,434
Providence Service Corp.†	8,900	238,876

		2,067,227

Commercial Services - Finance — 0.5%
Euronet Worldwide, Inc.†	24,700	848,445
EVERTEC, Inc.	6,900	164,703
Global Cash Access Holdings, Inc.†	64,020	492,954
Green Dot Corp., Class A†	23,145	531,409
Vantiv, Inc., Class A†	16,300	430,483
Xoom Corp.†	3,500	94,115

		2,562,109

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	34,158	1,141,902

Computer Services — 0.9%
CACI International, Inc., Class A†	18,400	1,240,160
DST Systems, Inc.	27,000	1,926,990
Unisys Corp.†	57,546	1,447,857

		4,615,007

Computer Software — 0.4%
Avid Technology, Inc.†	414,150	2,232,268

Computers - Integrated Systems — 0.6%
Agilysys, Inc.†	11,600	130,964
Diebold, Inc.	108,700	3,074,036

		3,205,000

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 0.4%
Spansion, Inc., Class A†	172,500	$1,788,825

Consumer Products - Misc. — 0.4%
Blyth, Inc.	28,884	266,599
Central Garden and Pet Co., Class A†	197,760	1,237,978
CSS Industries, Inc.	17,500	381,850

		1,886,427

Containers - Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	128,110	1,064,594

Data Processing/Management — 0.6%
CSG Systems International, Inc.	48,642	1,145,033
Fair Isaac Corp.	13,020	652,041
Schawk, Inc.	115,000	1,437,500

		3,234,574

Disposable Medical Products — 0.0%
Medical Action Industries, Inc.†	17,000	86,870

Distribution/Wholesale — 1.0%
United Stationers, Inc.	121,224	4,817,442

Diversified Financial Services — 0.1%
DFC Global Corp.†	56,357	636,834

Diversified Manufacturing Operations — 1.6%
Federal Signal Corp.†	40,500	472,635
Harsco Corp.	108,500	2,553,005
Leggett & Platt, Inc.	19,998	578,342
Lydall, Inc.†	6,300	97,839
Standex International Corp.	18,200	971,698
Tredegar Corp.	47,460	1,060,731
Trinity Industries, Inc.	54,500	2,300,990

		8,035,240

Diversified Operations — 0.0%
Resource America, Inc., Class A	7,200	53,784

E-Commerce/Services — 0.2%
Orbitz Worldwide, Inc.†	95,900	912,009

E-Marketing/Info — 0.1%
QuinStreet, Inc.†	32,800	285,688

Educational Software — 0.0%
Rosetta Stone, Inc.†	9,600	148,224

Electric - Generation — 0.1%
Atlantic Power Corp.	131,000	520,070

Electric - Integrated — 3.5%
Avista Corp.	69,980	1,838,375
El Paso Electric Co.	60,400	2,077,760
NorthWestern Corp.	57,518	2,310,498
Pike Electric Corp.	309,500	3,435,450
PNM Resources, Inc.	28,900	633,199
Portland General Electric Co.	125,100	3,604,131
Unitil Corp.	10,400	292,656
UNS Energy Corp.	20,540	939,294
Westar Energy, Inc.	87,500	2,722,125

		17,853,488

Electronic Components-Misc. — 1.4%
Bel Fuse, Inc., Class B	13,129	236,322
Benchmark Electronics, Inc.†	38,800	852,436
Jabil Circuit, Inc.	216,500	4,940,530
Stoneridge, Inc.†	50,500	628,220
Vishay Intertechnology, Inc.†	28,700	351,575

		7,009,083

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components - Semiconductors — 1.2%
Amkor Technology, Inc.†	43,100	$172,831
DSP Group, Inc.†	65,880	418,338
First Solar, Inc.†	20,200	741,744
GSI Technology, Inc.†	14,200	94,004
International Rectifier Corp.†	130,100	3,106,788
IXYS Corp.	13,400	124,218
QLogic Corp.†	82,200	870,498
Richardson Electronics, Ltd.	11,700	128,700
Supertex, Inc.	9,200	212,152

		5,869,273

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	16,118	792,361

Electronics - Military — 0.0%
API Technologies Corp.†	11,400	31,236

Energy - Alternate Sources — 0.1%
Green Plains Renewable Energy, Inc.†	9,400	151,246
REX American Resources Corp.†	12,900	381,066

		532,312

Engineering/R&D Services — 1.4%
Argan, Inc.	23,100	410,025
EMCOR Group, Inc.	142,598	5,360,259
Engility Holdings, Inc.†	10,800	363,528
Michael Baker Corp.	18,100	731,964
VSE Corp.	3,000	135,120

		7,000,896

Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	57,700	1,101,493

Enterprise Software/Service — 0.9%
Digital River, Inc.†	56,300	972,864
Informatica Corp.†	104,500	3,737,965

		4,710,829

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.†	67,150	1,529,677

Finance - Consumer Loans — 1.2%
Nelnet, Inc., Class A	22,300	844,724
Ocwen Financial Corp.†	56,840	2,867,009
World Acceptance Corp.†	29,858	2,557,935

		6,269,668

Finance - Investment Banker/Broker — 1.5%
Cowen Group, Inc., Class A†	47,700	154,548
E*TRADE Financial Corp.†	181,100	2,542,644
Investment Technology Group, Inc.†	95,900	1,630,300
Oppenheimer Holdings, Inc., Class A	11,300	197,750
Piper Jaffray Cos.†	9,660	314,047
Stifel Financial Corp.†	72,400	2,897,448

		7,736,737

Finance - Leasing Companies — 1.1%
AerCap Holdings NV†	252,000	4,520,880
Aircastle, Ltd.	33,600	547,680
Marlin Business Services Corp.	25,300	616,308

		5,684,868

Finance - Mortgage Loan/Banker — 0.1%
Arlington Asset Investment Corp., Class A	21,000	487,620

Food - Baking — 0.5%
Flowers Foods, Inc.	129,250	2,687,107

Security Description	Shares	Value (Note 2)

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	4,300	$126,721

Food-Misc./Diversified — 0.6%
Chiquita Brands International, Inc.†	6,900	85,077
J&J Snack Foods Corp.	26,000	1,999,920
John B. Sanfilippo & Son, Inc.	1,500	32,475
Pinnacle Foods, Inc.	30,700	831,970

		2,949,442

Food - Retail — 0.2%
SUPERVALU, Inc.†	137,100	983,007

Food - Wholesale/Distribution — 0.2%
Fresh Del Monte Produce, Inc.	11,060	319,191
Nash Finch Co.	2,920	71,336
Spartan Stores, Inc.	17,200	353,632

		744,159

Footwear & Related Apparel — 0.3%
Iconix Brand Group, Inc.†	53,100	1,742,742

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	55,280	412,389

Gas - Distribution — 1.0%
AGL Resources, Inc.	17,259	758,533
Chesapeake Utilities Corp.	4,100	214,061
Laclede Group, Inc.	52,300	2,328,919
Piedmont Natural Gas Co., Inc.	9,260	298,728
Southwest Gas Corp.	30,540	1,428,661

		5,028,902

Housewares — 0.0%
Lifetime Brands, Inc.	2,300	31,809

Human Resources — 2.2%
AMN Healthcare Services, Inc.†	213,600	2,904,960
Barrett Business Services, Inc.	42,100	2,705,767
CDI Corp.	2,100	28,476
Korn/Ferry International†	130,000	2,302,300
Monster Worldwide, Inc.†	17,500	78,750
Resources Connection, Inc.	273,500	3,347,640

		11,367,893

Identification Systems — 0.1%
Checkpoint Systems, Inc.†	46,800	686,556

Industrial Automated/Robotic — 0.3%
Cognex Corp.	22,240	1,267,235
Hurco Cos., Inc.	14,800	407,148

		1,674,383

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	4,160	215,530

Insurance - Life/Health — 1.8%
American Equity Investment Life Holding Co.	94,298	1,868,043
CNO Financial Group, Inc.	152,620	2,074,106
Primerica, Inc.	22,000	816,860
StanCorp Financial Group, Inc.	63,158	3,304,427
Symetra Financial Corp.	64,200	1,108,734

		9,172,170

Insurance - Multi-line — 0.4%
Horace Mann Educators Corp.	75,816	1,998,510

Insurance - Property/Casualty — 0.6%
American Safety Insurance Holdings, Ltd.†	9,200	277,196
Arch Capital Group, Ltd.†	7,526	401,211
Global Indemnity PLC†	2,300	56,419

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Property/Casualty (continued)
Hallmark Financial Services, Inc.†	14,800	$124,764
Meadowbrook Insurance Group, Inc.	20,480	122,471
ProAssurance Corp.	38,880	1,832,803

		2,814,864

Insurance - Reinsurance — 0.7%
Argo Group International Holdings, Ltd.	21,280	869,075
Platinum Underwriters Holdings, Ltd.	42,000	2,426,760

		3,295,835

Internet Application Software — 0.3%
IntraLinks Holdings, Inc.†	127,400	996,268
Tremor Video, Inc.†	83,600	665,456

		1,661,724

Internet Content - Information/News — 0.2%
WebMD Health Corp.†	29,500	926,890
XO Group, Inc.†	12,500	149,500

		1,076,390

Internet Telephone — 0.3%
magicJack VocalTec, Ltd.†	93,400	1,311,336

Investment Companies — 0.3%
Apollo Investment Corp.	45,142	356,170
Gladstone Capital Corp.	42,978	351,560
MCG Capital Corp.	74,940	366,457
MVC Capital, Inc.	12,100	151,613
NGP Capital Resources Co.	19,962	125,960

		1,351,760

Investment Management/Advisor Services — 0.5%
Artisan Partners Asset Management, Inc.	3,600	172,764
Eaton Vance Corp.	47,000	1,811,850
GAMCO Investors, Inc., Class A	7,000	402,360
Janus Capital Group, Inc.	13,460	112,526

		2,499,500

Lasers-System/Components — 0.3%
Coherent, Inc.	19,440	1,091,167
Electro Scientific Industries, Inc.	13,900	152,761
Newport Corp.†	31,522	483,548

		1,727,476

Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	22,260	1,145,054

Machinery - Construction & Mining — 0.2%
Hyster-Yale Materials Handling, Inc.	13,960	1,055,516

Machinery - Farming — 0.2%
AGCO Corp.	19,260	1,089,346

Machinery - General Industrial — 2.2%
Applied Industrial Technologies, Inc.	50,300	2,395,286
IDEX Corp.	72,000	4,274,640
Kadant, Inc.	30,004	932,224
Wabtec Corp.	56,000	3,277,120

		10,879,270

Machinery - Material Handling — 0.1%
NACCO Industries, Inc., Class A	6,980	387,948

Medical Instruments — 0.5%
NuVasive, Inc.†	61,800	1,453,536
SurModics, Inc.†	44,600	883,080
Symmetry Medical, Inc.†	31,500	247,275

		2,583,891

Security Description	Shares	Value (Note 2)

Medical Products — 0.2%
Greatbatch, Inc.†	17,800	$604,666
NanoString Technologies, Inc.†	36,392	278,399

		883,065

Medical Sterilization Products — 0.6%
STERIS Corp.	69,000	2,821,410

Medical - Biomedical/Gene — 1.7%
Bio-Rad Laboratories, Inc., Class A†	31,500	3,591,315
Charles River Laboratories International, Inc.†	49,500	2,279,475
Insmed, Inc.†	70,100	1,066,221
OncoMed Pharmaceuticals, Inc.†	6,100	99,003
Onconova Therapeutics, Inc.†	7,600	184,984
PDL BioPharma, Inc.	124,200	986,148
Verastem, Inc.†	23,700	325,875

		8,533,021

Medical - Drugs — 0.2%
Clovis Oncology, Inc.†	9,472	610,944
Durata Therapeutics, Inc.†	7,100	59,853
Receptos, Inc.†	3,647	57,769
ViroPharma, Inc.†	14,148	426,562

		1,155,128

Medical - HMO — 0.2%
Magellan Health Services, Inc.†	9,042	508,251
Triple-S Management Corp., Class B†	18,100	337,565

		845,816

Medical - Nursing Homes — 0.1%
Skilled Healthcare Group, Inc., Class A†	52,700	255,068

Medical - Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	43,000	700,470
Gentiva Health Services, Inc.†	13,595	155,935
LHC Group, Inc.†	3,400	76,942

		933,347

Metal Processors & Fabrication — 0.8%
Ampco-Pittsburgh Corp.	1,200	19,536
Kaydon Corp.	17,600	500,720
Mueller Industries, Inc.	14,060	752,773
Worthington Industries, Inc.	86,940	2,897,710

		4,170,739

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	7,100	184,458

Miscellaneous Manufacturing — 0.2%
FreightCar America, Inc.	62,400	1,121,952

Multimedia — 0.1%
Journal Communications, Inc., Class A†	69,580	500,280

Networking Products — 0.2%
Anixter International, Inc.†	3,500	292,460
Black Box Corp.	21,880	581,352
Calix, Inc.†	16,900	217,165

		1,090,977

Office Furnishings - Original — 0.7%
Herman Miller, Inc.	72,500	1,846,575
HNI Corp.	23,920	800,841
Steelcase, Inc., Class A	51,038	741,072

		3,388,488

Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	185,091	1,219,750

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil & Gas Drilling — 0.3%
Hercules Offshore, Inc.†	153,780	$1,107,216
Parker Drilling Co.†	62,800	360,472

		1,467,688

Oil Companies - Exploration & Production — 2.2%
EPL Oil & Gas, Inc.†	47,300	1,600,632
Equal Energy, Ltd.	7,800	37,050
Forest Oil Corp.†	559,700	3,111,932
Oasis Petroleum, Inc.†	77,500	3,038,000
Panhandle Oil and Gas, Inc., Class A	3,200	91,072
Penn Virginia Corp.†	148,800	715,728
PetroQuest Energy, Inc.†	138,200	580,440
Stone Energy Corp.†	33,620	921,188
W&T Offshore, Inc.	56,100	866,745

		10,962,787

Oil Field Machinery & Equipment — 0.7%
Forum Energy Technologies, Inc.†	128,000	3,349,760
Natural Gas Services Group, Inc.†	13,300	364,686

		3,714,446

Oil Refining & Marketing — 0.3%
Alon USA Energy, Inc.	9,600	119,232
Delek US Holdings, Inc.	1,600	39,776
Western Refining, Inc.	47,300	1,387,309

		1,546,317

Oil - Field Services — 2.3%
Cal Dive International, Inc.†	176,160	355,843
Exterran Holdings, Inc.†	49,600	1,360,528
Helix Energy Solutions Group, Inc.†	266,290	6,665,239
Key Energy Services, Inc.†	10,200	68,034
Pioneer Energy Services Corp.†	13,040	88,150
SEACOR Holdings, Inc.	15,000	1,246,200
TETRA Technologies, Inc.†	154,000	1,809,500

		11,593,494

Paper & Related Products — 0.9%
Domtar Corp.	12,820	846,120
Neenah Paper, Inc.	13,940	510,204
P.H. Glatfelter Co.	78,797	2,018,779
Resolute Forest Products, Inc.†	53,100	669,591
Schweitzer-Mauduit International, Inc.	5,900	337,893

		4,382,587

Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp.†	19,300	607,178

Power Converter/Supply Equipment — 0.6%
Advanced Energy Industries, Inc.†	135,100	2,462,873
Powell Industries, Inc.†	7,400	390,202

		2,853,075

Precious Metals — 0.2%
Coeur Mining, Inc.†	84,300	1,217,292

Printing - Commercial — 1.3%
ARC Document Solutions, Inc.†	157,300	671,671
Cenveo, Inc.†	381,800	1,069,040
Consolidated Graphics, Inc.†	21,900	1,171,650
Quad/Graphics, Inc.	93,500	2,930,290
Valassis Communications, Inc.	21,600	595,080

		6,437,731

Publishing - Books — 0.0%
Courier Corp.	8,100	126,360

Security Description	Shares	Value (Note 2)

Publishing - Newspapers — 0.0%
McClatchy Co., Class A†	71,000	$220,100

Radio — 0.1%
Entercom Communications Corp., Class A†	49,940	396,024
Saga Communications, Inc., Class A	1,766	86,817

		482,841

Real Estate Investment Trusts — 9.2%
American Assets Trust, Inc.	4,700	139,167
Anworth Mortgage Asset Corp.	482,340	2,136,766
Apartment Investment & Management Co., Class A	39,979	1,100,622
Ashford Hospitality Trust, Inc.	132,980	1,533,259
Capstead Mortgage Corp.	220,300	2,586,322
CBL & Associates Properties, Inc.	85,140	1,634,688
Chambers Street Properties	32,000	235,200
Colonial Properties Trust	8,093	178,774
CommonWealth REIT	85,500	2,099,025
CoreSite Realty Corp.	67,700	2,060,111
CubeSmart	310,560	5,170,824
CYS Investments, Inc.	105,500	810,240
DCT Industrial Trust, Inc.	387,340	2,591,305
DiamondRock Hospitality Co.	64,534	625,335
EPR Properties	15,300	749,394
FelCor Lodging Trust, Inc.†	144,100	793,991
First Industrial Realty Trust, Inc.	25,618	387,600
First Potomac Realty Trust	99,000	1,231,560
Getty Realty Corp.	16,700	304,942
Highwoods Properties, Inc.	11,900	401,982
Home Properties, Inc.	13,400	773,180
Hospitality Properties Trust	32,340	873,827
Hudson Pacific Properties, Inc.	103,100	2,056,845
LaSalle Hotel Properties	16,078	426,549
LTC Properties, Inc.	20,020	709,309
Mission West Properties, Inc.(1)(2)	34,060	0
Parkway Properties, Inc.	30,600	500,310
Pennsylvania Real Estate Investment Trust	46,280	858,494
Potlatch Corp.	61,800	2,383,008
PS Business Parks, Inc.	7,300	530,491
RAIT Financial Trust	197,700	1,221,786
Redwood Trust, Inc.	388,650	6,914,084
Strategic Hotels & Resorts, Inc.†	15,300	124,083
Sunstone Hotel Investors, Inc.†	87,768	1,055,849
Taubman Centers, Inc.	2,800	188,748
Washington Real Estate Investment Trust	59,800	1,456,728

		46,844,398

Real Estate Management/Services — 1.0%
Jones Lang LaSalle, Inc.	59,500	4,893,280

Real Estate Operations & Development — 0.3%
Alexander & Baldwin, Inc.†	19,100	687,027
Forestar Group, Inc.†	31,100	620,756

		1,307,783

Recreational Centers — 0.0%
Town Sports International Holdings, Inc.	5,000	58,050

Resort/Theme Parks — 0.7%
Six Flags Entertainment Corp.	114,150	3,768,091

Retail - Apparel/Shoe — 3.2%
Abercrombie & Fitch Co., Class A	111,000	3,919,410
Ascena Retail Group, Inc.†	223,000	3,639,360
Brown Shoe Co., Inc.	36,300	813,846
Chico’s FAS, Inc.	227,000	3,541,200
Children’s Place Retail Stores, Inc.†	13,800	733,884
DSW, Inc., Class A	28,500	2,453,565

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Apparel/Shoe (continued)
New York & Co., Inc.†	34,700	$170,030
Stein Mart, Inc.	32,100	390,015
Wet Seal, Inc., Class A†	87,100	317,915

		15,979,225

Retail - Appliances — 0.1%
hhgregg, Inc.†	16,700	302,437

Retail - Automobile — 0.4%
Group 1 Automotive, Inc.	28,450	2,182,968

Retail - Convenience Store — 0.0%
Pantry, Inc.†	1,800	20,538

Retail - Drug Store — 0.9%
Rite Aid Corp.†	1,248,500	4,319,810

Retail - Hair Salons — 0.3%
Regis Corp.	88,920	1,403,158

Retail - Hypermarkets — 0.1%
Roundy’s, Inc.	39,100	330,004

Retail - Office Supplies — 1.4%
Office Depot, Inc.†	347,700	1,456,863
OfficeMax, Inc.	508,907	5,531,819

		6,988,682

Retail - Regional Department Stores — 0.5%
Bon-Ton Stores, Inc.	35,400	389,754
Dillard’s, Inc., Class A	25,240	1,924,802

		2,314,556

Retail - Restaurants — 0.6%
Biglari Holdings, Inc.†	3,700	1,544,565
Einstein Noah Restaurant Group, Inc.	11,800	188,918
Red Robin Gourmet Burgers, Inc.†	9,100	590,226
Ruth’s Hospitality Group, Inc.	55,372	654,497

		2,978,206

Rubber - Tires — 0.0%
Cooper Tire & Rubber Co.	5,700	182,001

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	33,458	620,980

Savings & Loans/Thrifts — 0.3%
BankFinancial Corp.	4,900	41,160
Beneficial Mutual Bancorp, Inc.†	19,700	182,422
Charter Financial Corp.	30,000	309,300
ESB Financial Corp.	6,060	71,690
Fox Chase Bancorp, Inc.	1,800	30,384
Home Federal Bancorp, Inc.	6,600	84,282
Kearny Financial Corp.†	3,000	29,340
OceanFirst Financial Corp.	11,320	184,629
Rockville Financial, Inc.	19,700	257,085
Westfield Financial, Inc.	12,500	82,250
WSFS Financial Corp.	5,258	313,377

		1,585,919

Schools — 0.1%
Corinthian Colleges, Inc.†	127,600	281,996
Lincoln Educational Services Corp.	49,500	252,450

		534,446

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	13,700	491,830
Global Geophysical Services, Inc.†	35,700	89,964

		581,794

Security Description	Shares	Value (Note 2)

Semiconductor Components-Integrated Circuits — 0.1%
Aeroflex Holding Corp.†	79,800	$560,196
Pericom Semiconductor Corp.†	15,900	111,777

		671,973

Semiconductor Equipment — 0.5%
ATMI, Inc.†	76,100	1,868,255
LTX-Credence Corp.†	106,000	430,360
Photronics, Inc.†	62,000	451,360

		2,749,975

Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	59,740	451,037

Steel - Producers — 0.0%
Schnitzer Steel Industries, Inc., Class A	8,000	202,000

Telecom Equipment - Fiber Optics — 0.0%
Oplink Communications, Inc.†	6,920	128,643

Telecom Services — 0.3%
Aviat Networks, Inc.†	81,200	206,248
Fairpoint Communications, Inc.†	7,400	69,116
Inteliquent Inc	112,300	898,400
USA Mobility, Inc.	16,000	225,920
Vonage Holdings Corp.†	108,800	339,456

		1,739,140

Telecommunication Equipment — 1.2%
ARRIS Group, Inc.†	107,400	1,682,958
Comtech Telecommunications Corp.	93,000	2,229,210
Plantronics, Inc.	32,000	1,382,400
Symmetricom, Inc.†	46,300	225,018
Tellabs, Inc.	275,600	611,832

		6,131,418

Telephone - Integrated — 0.3%
General Communication, Inc., Class A†	141,000	1,261,950

Television — 0.5%
LIN Media LLC†	63,592	1,068,345
Sinclair Broadcast Group, Inc., Class A	53,940	1,290,245

		2,358,590

Textile - Apparel — 0.2%
Perry Ellis International, Inc.	16,900	309,608
Unifi, Inc.†	32,600	738,390

		1,047,998

Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	1,800	42,444
Cornerstone Therapeutics, Inc.†	4,100	37,925
Esperion Therapeutics, Inc.†	3,400	54,808

		135,177

Tobacco — 0.5%
Alliance One International, Inc.†	15,600	44,148
Universal Corp.	53,200	2,607,864

		2,652,012

Toys — 0.1%
JAKKS Pacific, Inc.	49,771	258,311

Transactional Software — 1.2%
VeriFone Systems, Inc.†	314,000	6,223,480

Transport - Equipment & Leasing — 0.0%
AMERCO	900	147,240

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Transport - Marine — 0.6%
Frontline, Ltd.†	43,500	$105,270
International Shipholding Corp.	11,878	283,290
Kirby Corp.†	31,000	2,493,330
Knightsbridge Tankers, Ltd.	27,300	231,504

		3,113,394

Transport - Truck — 1.4%
Arkansas Best Corp.	43,620	1,085,266
Celadon Group, Inc.	10,120	183,577
Heartland Express, Inc.	8,000	111,360
Landstar System, Inc.	58,670	3,206,315
Saia, Inc.†	76,030	2,281,660

		6,868,178

Virtual Reality Products — 0.0%
RealD, Inc.†	5,500	45,045

Water — 0.1%
California Water Service Group	13,060	260,547
Consolidated Water Co., Ltd.	12,900	164,733

		425,280

Wireless Equipment — 0.0%
Telenav, Inc.†	38,400	208,128

Total Common Stock
(cost $401,707,249)		484,384,323

RIGHTS — 0.0%
Retail - Restaurants — 0.0%
Biglari Holdings, Inc. Expires 12/10/2013 (Subscription price $265)† (cost $0)	3,700	109,520

U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Notes — 0.1%
0.25% due 11/30/2013 (3) (cost $660,068)	$660,000	660,284

Total Long-Term Investment Securities
(cost $402,367,317)		485,154,127

REPURCHASE AGREEMENTS — 4.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/30/2013, to be repurchased 09/03/2013 in the amount of $2,901,000 and collateralized by $3,310,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $2,963,301	2,901,000	2,901,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 08/30/2013, to be repurchased 09/03/2013 in the amount of $17,780,000 and collateralized by $18,100,000 of United States Treasury Notes, bearing interest at 0.25%, due 03/31/2014 and having an approximate value of $18,135,766	17,780,000	17,780,000

Total Repurchase Agreements
(cost $20,681,000)		20,681,000

TOTAL INVESTMENTS
(cost $423,048,317) (4)	99.7%	505,835,127
Other assets less liabilities	0.3	1,530,376

NET ASSETS —	100.0%	$507,365,503

†	Non-income producing security

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2013	Unrealized Appreciation (Depreciation)
42	Long	Russell 2000 E-Mini Index	September 2013	$4,361,504	$4,242,420	$(119,084)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$56,187,330	$—	$—	$56,187,330
Real Estate Investments Trusts	46,844,398	—	0	46,844,398
Other Industries*	381,352,595	—	—	381,352,595
Rights	109,520	—	—	109,520
U.S. Government Treasuries	—	660,284	—	660,284
Repurchase Agreements	—	20,681,000	—	20,681,000

Total	$484,493,843	$21,341,284	$0	$505,835,127

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts — Depreciation	$119,084	$—	$—	$119,084

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Banks — Super Regional	5.3%
Medical — Drugs	5.0
Computers	3.8
Applications Software	3.6
Real Estate Investment Trusts	3.4
Medical — HMO	2.9
Medical — Biomedical/Gene	2.9
Pipelines	2.8
Multimedia	2.6
Diversified Banking Institutions	2.5
U.S. Government Treasuries	2.4
Oil Companies — Exploration & Production	2.4
Finance — Credit Card	2.3
Electric — Integrated	2.3
Insurance — Multi-line	2.1
Semiconductor Components — Integrated Circuits	2.0
Web Portals/ISP	2.0
Food — Misc./Diversified	2.0
Cable/Satellite TV	1.9
Industrial Gases	1.9
Diversified Manufacturing Operations	1.8
Transport — Rail	1.5
Enterprise Software/Service	1.5
Commercial Services — Finance	1.4
E-Commerce/Products	1.4
Oil — Field Services	1.4
Electronic Components — Semiconductors	1.3
Gas — Distribution	1.3
Networking Products	1.2
Computers — Memory Devices	1.2
Cosmetics & Toiletries	1.1
Banks — Fiduciary	1.1
Retail — Building Products	1.0
Beverages — Non-alcoholic	1.0
Telephone — Integrated	0.9
Computer Services	0.8
Investment Management/Advisor Services	0.8
Retail — Discount	0.8
Food — Retail	0.7
Electric Products — Misc.	0.7
Consumer Products — Misc.	0.7
Medical Instruments	0.7
Insurance — Life/Health	0.7
Pharmacy Services	0.6
Oil Field Machinery & Equipment	0.6
Repurchase Agreements	0.6
Retail — Major Department Stores	0.6
Food — Wholesale/Distribution	0.6
Retail — Apparel/Shoe	0.5
Insurance — Property/Casualty	0.5
Finance — Other Services	0.5
Wireless Equipment	0.5
Transport — Services	0.5
E-Commerce/Services	0.5
Retail — Drug Store	0.5
Banks — Commercial	0.5
Oil Companies — Integrated	0.5
Athletic Footwear	0.4
Insurance Brokers	0.4
Retail — Regional Department Stores	0.4
Data Processing/Management	0.4
Engines — Internal Combustion	0.4
Semiconductor Equipment	0.4
Industrial Automated/Robotic	0.4
Instruments — Scientific	0.4
Electronics — Military	0.3
Chemicals — Specialty	0.3
Medical — Generic Drugs	0.3
Non-Hazardous Waste Disposal	0.3

Distribution/Wholesale	0.3%
Cruise Lines	0.3
Tools — Hand Held	0.3
Medical — Wholesale Drug Distribution	0.3
Chemicals — Diversified	0.2
Television	0.2
Apparel Manufacturers	0.2
Broadcast Services/Program	0.2
Oil Refining & Marketing	0.2
Auto — Heavy Duty Trucks	0.2
Electronic Forms	0.2
Hotels/Motels	0.2
Electronic Measurement Instruments	0.2
Finance — Investment Banker/Broker	0.2
Machinery — General Industrial	0.2
Retail — Auto Parts	0.2
Medical Products	0.2
Coatings/Paint	0.2
Food — Confectionery	0.2
Electronic Components — Misc.	0.2
Internet Security	0.2
Auto/Truck Parts & Equipment — Original	0.2
Agricultural Chemicals	0.1
Retail — Bedding	0.1
Retail — Restaurants	0.1
Retail — Automobile	0.1
Advertising Agencies	0.1
Filtration/Separation Products	0.1
Toys	0.1
Oil & Gas Drilling	0.1
Office Automation & Equipment	0.1
Machinery — Pumps	0.1
Publishing — Newspapers	0.1
Airlines	0.1
Finance — Consumer Loans	0.1
Vitamins & Nutrition Products	0.1
Medical Information Systems	0.1
Savings & Loans/Thrifts	0.1
Dialysis Centers	0.1
Engineering/R&D Services	0.1
Food — Meat Products	0.1
Building Products — Cement	0.1
Motorcycle/Motor Scooter	0.1

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	12,248	$742,841

Agricultural Chemicals — 0.1%
Mosaic Co.	19,639	817,964

Airlines — 0.1%
Southwest Airlines Co.	40,803	522,686

Apparel Manufacturers — 0.2%
VF Corp.	6,755	1,264,604

Applications Software — 3.6%
Citrix Systems, Inc.†	4,835	342,173
Intuit, Inc.	11,667	741,205
Microsoft Corp.	562,183	18,776,912
Salesforce.com, Inc.†	20,956	1,029,568

		20,889,858

Athletic Footwear — 0.4%
NIKE, Inc., Class B	40,897	2,569,150

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	22,314	1,196,254

Auto/Truck Parts & Equipment - Original — 0.2%
Delphi Automotive PLC	16,225	892,699

Banks - Commercial — 0.5%
M&T Bank Corp.	10,097	1,144,394
Regions Financial Corp.	152,904	1,437,298
Zions Bancorporation	5,192	145,220

		2,726,912

Banks - Fiduciary — 1.1%
Bank of New York Mellon Corp.	72,320	2,150,797
Northern Trust Corp.	40,039	2,196,940
State Street Corp.	27,971	1,866,225

		6,213,962

Banks - Super Regional — 5.3%
Capital One Financial Corp.	50,250	3,243,637
Fifth Third Bancorp	34,971	639,620
Huntington Bancshares, Inc.	195,801	1,613,400
PNC Financial Services Group, Inc.	56,455	4,080,003
SunTrust Banks, Inc.	29,180	934,344
US Bancorp	156,855	5,667,171
Wells Fargo & Co.	350,424	14,395,418

		30,573,593

Beverages - Non-alcoholic — 1.0%
Coca-Cola Enterprises, Inc.	49,636	1,856,387
Dr Pepper Snapple Group, Inc.	75,463	3,377,724
Monster Beverage Corp.†	9,083	521,273

		5,755,384

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	9,853	763,706
Scripps Networks Interactive, Inc., Class A	6,330	465,445

		1,229,151

Building Products - Cement — 0.1%
Vulcan Materials Co.	6,856	327,717

Building - Residential/Commercial — 0.0%
PulteGroup, Inc.	10,199	156,963

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	143,804	6,052,710
DIRECTV†	39,582	2,302,881
Time Warner Cable, Inc.	26,996	2,898,021

		11,253,612

Security Description	Shares	Value (Note 2)

Chemicals - Diversified — 0.2%
PPG Industries, Inc.	9,338	$1,458,689

Chemicals - Specialty — 0.3%
Ecolab, Inc.	19,235	1,757,117
International Flavors & Fragrances, Inc.	1,344	106,190

		1,863,307

Coatings/Paint — 0.2%
Sherwin-Williams Co.	5,511	950,096

Commercial Services — 0.0%
Iron Mountain, Inc.	7,776	200,621
Quanta Services, Inc.†	384	10,038

		210,659

Commercial Services - Finance — 1.4%
Automatic Data Processing, Inc.	50,843	3,617,988
H&R Block, Inc.	12,836	358,253
Mastercard, Inc., Class A	5,200	3,151,616
McGraw Hill Financial, Inc.	2,112	123,277
Moody’s Corp.	4,310	273,943
Western Union Co.	27,956	490,069

		8,015,146

Computer Services — 0.8%
Accenture PLC, Class A	42,740	3,087,965
Cognizant Technology Solutions Corp., Class A†	16,130	1,182,329
Computer Sciences Corp.	10,517	527,428

		4,797,722

Computers — 3.8%
Apple, Inc.	38,957	18,974,007
Dell, Inc.	85,713	1,180,268
Hewlett-Packard Co.	92,274	2,061,401

		22,215,676

Computers - Memory Devices — 1.2%
EMC Corp.	118,826	3,063,334
NetApp, Inc.	13,406	556,885
SanDisk Corp.	11,064	610,512
Seagate Technology PLC	35,381	1,355,800
Western Digital Corp.	18,923	1,173,226

		6,759,757

Consumer Products - Misc. — 0.7%
Clorox Co.	9,792	809,798
Kimberly-Clark Corp.	34,947	3,266,846

		4,076,644

Containers - Metal/Glass — 0.0%
Owens-Illinois, Inc.†	653	18,539

Containers - Paper/Plastic — 0.0%
Sealed Air Corp.	3,360	95,424

Cosmetics & Toiletries — 1.1%
Avon Products, Inc.	20,833	411,869
Colgate-Palmolive Co.	93,768	5,416,977
Estee Lauder Cos., Inc., Class A	6,325	413,402

		6,242,248

Cruise Lines — 0.3%
Carnival Corp.	43,583	1,572,910

Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	15,657	696,110
Fiserv, Inc.†	5,394	519,281
Paychex, Inc.	27,306	1,056,196

		2,271,587

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	3,766	$404,883

Distribution/Wholesale — 0.3%
Fastenal Co.	14,836	652,636
Fossil Group, Inc.†	1,041	120,902
WW Grainger, Inc.	3,990	986,926

		1,760,464

Diversified Banking Institutions — 2.5%
Bank of America Corp.	457,674	6,462,357
Citigroup, Inc.	130,154	6,290,343
Morgan Stanley	70,861	1,825,379

		14,578,079

Diversified Manufacturing Operations — 1.8%
Danaher Corp.	68,656	4,498,341
Dover Corp.	16,502	1,403,495
Ingersoll-Rand PLC	30,716	1,816,545
Parker Hannifin Corp.	18,356	1,834,682
Pentair, Ltd.	15,745	946,432

		10,499,495

E-Commerce/Products — 1.4%
Amazon.com, Inc.†	18,110	5,088,548
eBay, Inc.†	57,034	2,851,129

		7,939,677

E-Commerce/Services — 0.5%
Expedia, Inc.	4,309	201,489
Netflix, Inc.†	1,440	408,830
priceline.com, Inc.†	2,248	2,109,816
TripAdvisor, Inc.†	1,459	107,922

		2,828,057

Electric Products - Misc. — 0.7%
Emerson Electric Co.	71,749	4,331,487

Electric - Integrated — 2.3%
CMS Energy Corp.	33,490	888,490
Integrys Energy Group, Inc.	37,660	2,105,947
Northeast Utilities	82,159	3,366,054
Pepco Holdings, Inc.	161,897	3,066,329
TECO Energy, Inc.	110,026	1,818,730
Wisconsin Energy Corp.	44,530	1,827,511

		13,073,061

Electronic Components - Misc. — 0.2%
Garmin, Ltd.	22,082	900,283

Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	16,897	55,253
Altera Corp.	5,625	197,831
Broadcom Corp., Class A	22,275	562,667
Intel Corp.	289,031	6,352,901
Microchip Technology, Inc.	8,640	335,319
Micron Technology, Inc.†	2,304	31,265
NVIDIA Corp.	8,448	124,608

		7,659,844

Electronic Forms — 0.2%
Adobe Systems, Inc.†	26,014	1,190,140

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	25,037	1,167,726

Electronics - Military — 0.3%
L-3 Communications Holdings, Inc.	21,873	1,975,788

Security Description	Shares	Value (Note 2)

Engineering/R&D Services — 0.1%
Fluor Corp.	2,921	$185,279
Jacobs Engineering Group, Inc.†	3,416	199,084

		384,363

Engines - Internal Combustion — 0.4%
Cummins, Inc.	17,282	2,129,142

Enterprise Software/Service — 1.5%
CA, Inc.	73,536	2,150,928
Oracle Corp.	201,822	6,430,049

		8,580,977

Filtration/Separation Products — 0.1%
Pall Corp.	10,410	719,747

Finance - Consumer Loans — 0.1%
SLM Corp.	20,552	493,042

Finance - Credit Card — 2.3%
American Express Co.	111,240	7,999,268
Discover Financial Services	23,347	1,103,146
Visa, Inc., Class A	23,845	4,159,045

		13,261,459

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	54,043	1,128,418

Finance - Other Services — 0.5%
CME Group, Inc.	33,799	2,403,447
NYSE Euronext	13,740	574,332

		2,977,779

Food - Confectionery — 0.2%
Hershey Co.	6,144	564,941
J.M. Smucker Co.	3,360	356,630

		921,571

Food - Meat Products — 0.1%
Hormel Foods Corp.	8,160	338,069

Food - Misc./Diversified — 2.0%
Campbell Soup Co.	14,273	616,308
ConAgra Foods, Inc.	27,458	928,630
General Mills, Inc.	43,129	2,127,122
Kellogg Co.	22,730	1,379,938
Mondelez International, Inc., Class A	207,955	6,377,980

		11,429,978

Food - Retail — 0.7%
Kroger Co.	53,861	1,971,312
Safeway, Inc.	20,260	524,734
Whole Foods Market, Inc.	35,317	1,862,972

		4,359,018

Food - Wholesale/Distribution — 0.6%
Sysco Corp.	101,687	3,256,018

Gas - Distribution — 1.3%
AGL Resources, Inc.	92,587	4,069,198
CenterPoint Energy, Inc.	70,018	1,605,513
NiSource, Inc.	67,734	1,981,897

		7,656,608

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	6,352	160,706

Hotel/Motels — 0.2%
Wyndham Worldwide Corp.	19,969	1,185,360

Industrial Automated/Robotic — 0.4%
Rockwell Automation, Inc.	21,351	2,075,958

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Industrial Gases — 1.9%
Air Products & Chemicals, Inc.	45,057	$4,602,122
Praxair, Inc.	52,582	6,173,127

		10,775,249

Instruments - Scientific — 0.4%
Thermo Fisher Scientific, Inc.	23,322	2,071,693

Insurance Brokers — 0.4%
Aon PLC	12,643	839,242
Marsh & McLennan Cos., Inc.	41,486	1,710,468

		2,549,710

Insurance - Life/Health — 0.7%
Aflac, Inc.	26,547	1,534,151
Lincoln National Corp.	15,826	665,325
Principal Financial Group, Inc.	3,744	153,204
Prudential Financial, Inc.	19,718	1,476,484

		3,829,164

Insurance - Multi-line — 2.1%
ACE, Ltd.	41,918	3,677,047
Allstate Corp.	40,227	1,927,678
Cincinnati Financial Corp.	16,295	744,355
Genworth Financial, Inc., Class A†	4,128	48,710
Hartford Financial Services Group, Inc.	28,984	857,926
Loews Corp.	26,784	1,190,817
MetLife, Inc.	61,331	2,832,879
XL Group PLC	27,587	815,472

		12,094,884

Insurance - Property/Casualty — 0.5%
Progressive Corp.	26,576	666,260
Travelers Cos., Inc.	29,130	2,327,487

		2,993,747

Internet Security — 0.2%
Symantec Corp.	34,903	893,866

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	11,300	973,495
BlackRock, Inc.	8,124	2,114,840
Franklin Resources, Inc.	22,041	1,017,412
Invesco, Ltd.	11,742	356,487
T. Rowe Price Group, Inc.	4,041	283,436

		4,745,670

Machinery - Construction & Mining — 0.0%
Joy Global, Inc.	1,648	80,950

Machinery - General Industrial — 0.2%
Roper Industries, Inc.	8,162	1,009,639

Machinery - Pumps — 0.1%
Flowserve Corp.	10,210	569,616
Xylem, Inc.	3,744	92,776

		662,392

Medical Information Systems — 0.1%
Cerner Corp.†	9,535	439,182

Medical Instruments — 0.7%
Edwards Lifesciences Corp.†	1,362	95,858
Medtronic, Inc.	69,819	3,613,133
St Jude Medical, Inc.	3,840	193,574

		3,902,565

Medical Products — 0.2%
Stryker Corp.	14,689	982,547

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 2.9%
Alexion Pharmaceuticals, Inc.†	11,202	$1,207,127
Amgen, Inc.	42,552	4,635,615
Biogen Idec, Inc.†	13,931	2,967,582
Celgene Corp.†	20,421	2,858,532
Gilead Sciences, Inc.†	69,593	4,194,370
Life Technologies Corp.†	10,354	770,441

		16,633,667

Medical - Drugs — 5.0%
AbbVie, Inc.	202,674	8,635,939
Allergan, Inc.	11,809	1,043,680
Bristol-Myers Squibb Co.	134,947	5,625,941
Forest Laboratories, Inc.†	12,046	512,316
Johnson & Johnson	149,076	12,881,657

		28,699,533

Medical - Generic Drugs — 0.3%
Actavis, Inc.†	6,627	895,838
Mylan, Inc.†	11,357	401,356
Perrigo Co.	4,451	541,019

		1,838,213

Medical - HMO — 2.9%
Aetna, Inc.	23,604	1,496,257
Cigna Corp.	19,269	1,516,278
Humana, Inc.	8,675	798,794
UnitedHealth Group, Inc.	141,740	10,168,427
WellPoint, Inc.	35,841	3,051,503

		17,031,259

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	4,800	187,440

Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	1,728	98,358
Cardinal Health, Inc.	5,184	260,652
McKesson Corp.	9,613	1,167,114

		1,526,124

Metal - Iron — 0.0%
Cliffs Natural Resources, Inc.	5,064	105,686

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	5,061	303,559

Multimedia — 2.6%
Time Warner, Inc.	50,579	3,061,547
Twenty-First Century Fox, Inc., Class A	102,951	3,225,455
Viacom, Inc., Class B	36,631	2,914,362
Walt Disney Co.	98,971	6,020,406

		15,221,770

Networking Products — 1.2%
Cisco Systems, Inc.	310,793	7,244,585

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	56,021	1,821,243

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	41,681	680,234

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,784	119,044

Oil & Gas Drilling — 0.1%
Ensco PLC, Class A	12,304	683,610

Oil Companies - Exploration & Production — 2.4%
Anadarko Petroleum Corp.	29,157	2,665,533
Apache Corp.	29,848	2,557,377
Cabot Oil & Gas Corp.	19,742	772,504

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Chesapeake Energy Corp.	21,298	$549,701
Devon Energy Corp.	25,160	1,436,384
EOG Resources, Inc.	14,230	2,234,822
EQT Corp.	7,708	660,730
Noble Energy, Inc.	23,324	1,432,793
Pioneer Natural Resources Co.	5,500	962,335
Range Resources Corp.	3,812	285,824
Southwestern Energy Co.†	2,619	100,046

		13,658,049

Oil Companies - Integrated — 0.5%
Murphy Oil Corp.	40,326	2,718,779

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	7,513	426,663
FMC Technologies, Inc.†	12,631	677,401
National Oilwell Varco, Inc.	33,505	2,489,421

		3,593,485

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	16,736	1,213,527

Oil-Field Services — 1.4%
Halliburton Co.	40,812	1,958,976
Schlumberger, Ltd.	73,066	5,913,962

		7,872,938

Pharmacy Services — 0.6%
Express Scripts Holding Co.†	58,288	3,723,437

Pipelines — 2.8%
Kinder Morgan, Inc.	59,550	2,258,731
ONEOK, Inc.	44,063	2,266,601
Spectra Energy Corp.	263,761	8,733,127
Williams Cos., Inc.	74,516	2,700,460

		15,958,919

Publishing - Newspapers — 0.1%
Gannett Co., Inc.	9,937	239,382
News Corp., Class A†	25,737	404,071

		643,453

Real Estate Investment Trusts — 3.4%
American Tower Corp.	45,937	3,192,162
HCP, Inc.	28,480	1,159,990
Health Care REIT, Inc.	9,549	586,691
Host Hotels & Resorts, Inc.	158,524	2,699,664
Plum Creek Timber Co., Inc.	3,744	165,897
Prologis, Inc.	3,572	125,877
Public Storage	4,126	629,916
Simon Property Group, Inc.	68,514	9,977,694
Ventas, Inc.	14,710	915,845

		19,453,736

Retail - Apparel/Shoe — 0.5%
Coach, Inc.	5,862	309,572
Gap, Inc.	21,498	869,379
L Brands, Inc.	34,007	1,950,642
Ross Stores, Inc.	745	50,109

		3,179,702

Retail - Auto Parts — 0.2%
AutoZone, Inc.†	2,400	1,007,856

Retail - Automobile — 0.1%
CarMax, Inc.†	16,400	779,984

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	11,040	814,090

Security Description	Shares	Value (Note 2)

Retail - Building Products — 1.0%
Home Depot, Inc.	81,799	$6,093,207

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	6,289	226,404

Retail - Discount — 0.8%
Costco Wholesale Corp.	35,023	3,918,023
Dollar Tree, Inc.†	9,210	485,367

		4,403,390

Retail - Drug Store — 0.5%
Walgreen Co.	58,181	2,796,761

Retail - Major Department Stores — 0.6%
TJX Cos., Inc.	65,574	3,457,061

Retail - Regional Department Stores — 0.4%
Kohl’s Corp.	19,969	1,024,610
Macy’s, Inc.	31,654	1,406,387

		2,430,997

Retail - Restaurants — 0.1%
Chipotle Mexican Grill, Inc.†	1,344	548,581
Darden Restaurants, Inc.	5,477	253,092

		801,673

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	45,712	420,093

Security Services — 0.0%
ADT Corp.	7,008	279,129

Semiconductor Components - Integrated Circuits — 2.0%
Analog Devices, Inc.	34,505	1,596,891
Linear Technology Corp.	11,103	425,578
QUALCOMM, Inc.	148,209	9,823,293

		11,845,762

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	83,815	1,258,063
KLA-Tencor Corp.	14,890	821,184

		2,079,247

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.†	9,181	173,521

Telephone - Integrated — 0.9%
CenturyLink, Inc.	110,658	3,664,993
Frontier Communications Corp.	304,512	1,318,537

		4,983,530

Television — 0.2%
CBS Corp., Class B	25,798	1,318,278

Tools - Hand Held — 0.3%
Snap-on, Inc.	3,484	326,103
Stanley Black & Decker, Inc.	14,236	1,213,761

		1,539,864

Toys — 0.1%
Mattel, Inc.	17,657	715,108

Transport - Rail — 1.5%
CSX Corp.	134,169	3,301,899
Union Pacific Corp.	35,907	5,513,161

		8,815,060

Transport - Services — 0.5%
C.H. Robinson Worldwide, Inc.	1,529	86,954
FedEx Corp.	25,448	2,732,097
Ryder System, Inc.	911	50,661

		2,869,712

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	6,442	$483,343

Web Portals/ISP — 2.0%
Google, Inc., Class A†	12,122	10,266,122
Yahoo!, Inc.†	54,245	1,471,124

		11,737,246

Wireless Equipment — 0.5%
Crown Castle International Corp.†	25,820	1,792,424
Motorola Solutions, Inc.	20,297	1,136,835

		2,929,259

Total Long-Term Investment Securities
(cost $446,480,227)		561,192,776

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.4%
U.S. Government Treasuries — 2.4%
United States Treasury Bills
0.01% due 09/19/2013	$5,000,000	$4,999,969
0.02% due 09/12/2013	3,500,000	3,499,979
0.03% due 09/26/2013	3,500,000	3,499,927
0.05% due 09/12/2013(1)	2,000,000	1,999,972

Total Short-Term Investment Securities
(cost $13,999,847)		13,999,847

REPURCHASE AGREEMENT — 0.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $3,558,000)	3,558,000	3,558,000

TOTAL INVESTMENTS
(cost $464,038,074)(3)	99.9%	578,750,623
Other assets less liabilities	0.1	621,460

NET ASSETS —	100.0%	$579,372,083

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2013	Unrealized Appreciation (Depreciation)
224	Long	S&P 500 E-Mini Index	September 2013	$18,749,472	$18,270,560	$(478,912)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$30,573,593	$—	$—	$30,573,593
Medical - Drugs	28,699,533	—	—	28,699,533
Other Industries*	501,919,650	—	—	501,919,650
Short-Term Investment Securities:
U.S. Government Treasuries	—	13,999,847	—	13,999,847
Repurchase Agreement	—	3,558,000	—	3,558,000

Total	$561,192,776	$17,557,847	$—	$578,750,623

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts - Depreciation	$478,912	$—	$—	$478,912

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited)

Industry Allocation*

Sovereign	13.8%
United States Treasury Notes	6.0
Oil Companies — Exploration & Production	5.3
Federal National Mtg. Assoc.	4.8
Banks — Commercial	3.7
Time Deposits	3.5
Diversified Financial Services	3.4
Diversified Banking Institutions	3.2
Federal Home Loan Mtg. Corp.	2.6
Telephone — Integrated	1.7
Pipelines	1.6
Electric — Integrated	1.6
Oil Companies — Integrated	1.5
Casino Hotels	1.4
Cable/Satellite TV	1.3
United States Treasury Bonds	1.2
Medical — Hospitals	1.1
Real Estate Investment Trusts	1.0
Paper & Related Products	1.0
Insurance — Life/Health	0.9
Steel — Producers	0.9
Diversified Manufacturing Operations	0.9
Medical — Drugs	0.9
Aerospace/Defense — Equipment	0.8
Finance — Leasing Companies	0.8
Computer Services	0.8
Independent Power Producers	0.8
Coal	0.8
Real Estate Operations & Development	0.7
Retail — Restaurants	0.7
Building Products — Cement	0.7
Diversified Minerals	0.7
Medical Products	0.7
Consumer Products — Misc.	0.6
Medical Instruments	0.6
Telecom Services	0.6
Auto — Cars/Light Trucks	0.6
Oil & Gas Drilling	0.6
Enterprise Software/Service	0.6
Savings & Loans/Thrifts	0.5
Auto/Truck Parts & Equipment — Original	0.5
Special Purpose Entities	0.5
Printing — Commercial	0.5
Cellular Telecom	0.5
Containers — Paper/Plastic	0.5
Building & Construction Products — Misc.	0.5
Chemicals — Diversified	0.4
Medical — Generic Drugs	0.4
Data Processing/Management	0.4
Retail — Drug Store	0.4
MRI/Medical Diagnostic Imaging	0.4
Oil — Field Services	0.4
Finance — Commercial	0.4
Brewery	0.4
Cruise Lines	0.4
Oil Refining & Marketing	0.4
Publishing — Newspapers	0.4
Containers — Metal/Glass	0.4
Petrochemicals	0.3
Casino Services	0.3
Commercial Services — Finance	0.3
E-Commerce/Services	0.3
Insurance — Multi-line	0.3
Municipal Bonds	0.3
Multimedia	0.3
Food — Dairy Products	0.3
Retail — Regional Department Stores	0.3
Satellite Telecom	0.3
Finance — Auto Loans	0.3

Food — Retail	0.3%
Alternative Waste Technology	0.3
Electric — Generation	0.3
Steel Pipe & Tube	0.3
Rental Auto/Equipment	0.3
Commercial Services	0.3
Electric — Distribution	0.3
Banks — Special Purpose	0.3
Electronic Components — Semiconductors	0.3
Transport — Rail	0.2
Coatings/Paint	0.2
Banks — Fiduciary	0.2
Computer Software	0.2
Chemicals — Specialty	0.2
Music	0.2
Non-Hazardous Waste Disposal	0.2
Real Estate Management/Services	0.2
Travel Services	0.2
Advertising Services	0.2
Marine Services	0.2
Publishing — Periodicals	0.2
Schools	0.2
Electronics — Military	0.2
Storage/Warehousing	0.2
Diversified Operations	0.2
Semiconductor Equipment	0.2
Retail — Pet Food & Supplies	0.2
Finance — Investment Banker/Broker	0.2
Gold Mining	0.2
Transport — Services	0.2
Chemicals — Plastics	0.2
Retail — Pawn Shops	0.2
Firearms & Ammunition	0.2
Banks — Super Regional	0.2
Radio	0.2
Shipbuilding	0.2
Theaters	0.2
Financial Guarantee Insurance	0.2
Advanced Materials	0.2
Government National Mtg. Assoc.	0.2
Airlines	0.2
Medical — HMO	0.2
Building & Construction — Misc.	0.2
Computers	0.2
Regional Authority	0.1
Insurance — Mutual	0.1
Investment Management/Advisor Services	0.1
Chemicals — Other	0.1
Transport — Equipment & Leasing	0.1
Direct Marketing	0.1
Retail — Apparel/Shoe	0.1
Auction Houses/Art Dealers	0.1
Beverages — Non-alcoholic	0.1
Home Furnishings	0.1
Food — Misc./Diversified	0.1
Apparel Manufacturers	0.1
Finance — Other Services	0.1
Cosmetics & Toiletries	0.1
Television	0.1
Food — Meat Products	0.1
Building — Residential/Commercial	0.1
Retail — Propane Distribution	0.1
Security Services	0.1
SupraNational Banks	0.1
Sugar	0.1
Pastoral & Agricultural	0.1
Insurance Brokers	0.1
Aerospace/Defense	0.1
Insurance — Reinsurance	0.1

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2013 (Unaudited) — (continued)

Industry Allocation* (continued)

Building — Heavy Construction	0.1%
Investment Companies	0.1
Finance — Credit Card	0.1
Gas — Transportation	0.1
Retail — Major Department Stores	0.1
Finance — Consumer Loans	0.1
Appliances	0.1
Advertising Agencies	0.1

99.0%

Credit Quality†#

Aaa	19.5%
Aa	4.0
A	6.1
Baa	19.4
Ba	12.7
B	21.1
Caa	9.9
Ca	0.2
Not Rated@	7.1

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013

Security Description	Principal Amount(14)	Value (Note 2)

ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017	$267,000	$268,423
Banc of America Funding Trust FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(1)	805,151	791,653
Banc of America Funding Trust Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)	462,403	453,253
Banc of America Funding Trust Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)	456,510	435,405
Bear Stearns ALT-A Trust FRS Series 2005-1, Class A1 0.74% due 01/25/2035(1)	226,874	218,196
Cabela’s Master Credit Card Trust Series 2012-2A, Class A1 1.45% due 06/15/2020*	500,000	494,410
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	100,000	105,486
Carrington Mtg. Loan Trust FRS Series 2007-RFC1, Class A1 0.23% due 12/25/2036	443,518	428,492
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*	394,000	413,527
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.88% due 12/10/2049(2)	1,000,000	1,119,970
CLI Funding V LLC Series 2013-1A, Class Note 2.83% due 03/18/2028*	240,542	231,333
Commercial Mtg. Trust Pass Through Certs. Series 2012-CR2, Class A2 2.03% due 08/15/2045(2)	1,000,000	998,815
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR6, Class A4 3.10% due 03/10/2046(2)	400,000	375,126
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)	490,528	491,006
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class 1A2 0.55% due 12/25/2034	525,206	506,816
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	300,000	298,774
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	99,853	98,899
Discover Card Execution Note Trust Series 2007-A1, Class A1 5.65% due 03/16/2020	200,000	229,285
Entergy Arkansas Restoration Funding LLC Series 2010-A, Class A1 2.30% due 08/01/2021	153,730	157,028
Enterprise Fleet Financing LLC Series 2012-2, Class A3 0.93% due 04/20/2018*	200,000	198,421
Fairway Outdoor Funding LLC Series 2012-1A, Class A2 4.21% due 10/15/2042*	146,747	145,398

Security Description	Principal Amount(14)	Value (Note 2)

Diversified Financial Services (continued)
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(1)	$493,149	$494,396
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)	282,000	277,842
GSR Mtg. Loan Trust Series 2005-7F, Class 3A6 6.00% due 09/25/2035(1)	351,039	343,488
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class B2 1.74% due 01/16/2046*	188,000	186,289
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	140,000	138,132
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2013-C10, Class A5 3.14% due 12/15/2047(2)	1,000,000	945,141
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.06% due 06/15/2038(2)	750,000	826,092
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)	198,485	199,497
MortgageIT Trust FRS Series 2004-2, Class A1 0.55% due 12/25/2034(1)	291,740	275,863
MortgageIT Trust FRS Series 2004-1, Class A2 1.08% due 11/25/2034(1)	125,839	107,109
Nationstar Mtg. Advance Receivable Trust Series 2013-T2A, Class A2 1.68% due 06/20/2046*	290,000	289,576
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.59% due 08/25/2034	113,315	116,411
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	511,257	515,112
Sierra Receivables Funding Co., LLC Series 2012-2A, Class A 2.38% due 03/20/2029*	74,895	75,385
Structured Asset Securities Corp. Pass Through Certs. Series 2003-33H, Class 1A1 5.50% due 10/25/2033(1)	195,877	200,703
Structured Asset Securities Corp. Pass Through Certs. Series 2004-5H, Class A4 5.54% due 12/25/2033(1)	331,606	341,095
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)	1,263,506	1,266,361
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)	84,295	84,295
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)	506,013	492,302
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)	120,000	119,057

Total Asset Backed Securities
(cost $16,030,262)		15,753,862

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 48.4%
Advanced Materials — 0.2%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	$1,075,000	$1,120,688

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	418,000	388,010

Advertising Services — 0.2%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	1,065,000	859,987
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	610,000	568,825

		1,428,812

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	588,000	559,761

Aerospace/Defense - Equipment — 0.6%
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	1,331,000	1,311,035
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/2021	1,146,000	1,142,329
Sequa Corp. Company Guar. Notes 7.00% due 12/15/2017*	1,500,000	1,500,000

		3,953,364

Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019	261,766	276,163
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015	193,646	196,551
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	426,000	432,177
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	147,000	145,162

		1,050,053

Alternative Waste Technology — 0.3%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	1,978,000	2,086,790

Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020*	783,000	792,788

Auction House/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	870,000	822,150

Security Description	Principal Amount(14)	Value (Note 2)

Auto - Cars/Light Trucks — 0.5%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	$1,742,000	$1,911,845
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	750,000	736,028
Daimler Finance North America LLC Company Guar. Notes 2.38% due 08/01/2018*	766,000	757,840

		3,405,713

Auto/Truck Parts & Equipment - Original — 0.3%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021*	1,475,000	1,515,562
Chassix, Inc. Senior Sec. Notes 9.25% due 08/01/2018*	640,000	667,200

		2,182,762

Banks - Commercial — 1.2%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	1,875,000	1,921,875
FirstMerit Corp. Sub. Notes 4.35% due 02/04/2023	311,000	304,193
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	1,349,000	1,290,449
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	503,000	573,420
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	740,000	762,726
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	1,324,000	1,393,901
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	1,866,000	1,837,031
Zions Bancorporation FRS Jr. Sub. Notes 5.80% due 06/15/2023(3)	584,000	513,920

		8,597,515

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015	802,000	807,551
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	842,000	805,912

		1,613,463

Banks - Super Regional — 0.2%
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	28,000	29,509
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	1,022,000	1,001,221
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(3)	150,000	167,250

		1,197,980

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Beverages - Non-alcoholic — 0.1%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	$926,000	$819,510

Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	1,886,000	1,889,012
SABMiller Holdings, Inc. Company Guar. Notes 2.20% due 08/01/2018*	777,000	768,158

		2,657,170

Building & Construction Products - Misc. — 0.5%
Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021*	1,655,000	1,655,000
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	1,080,000	1,144,800
Owens Corning, Inc. Company Guar. Notes 7.00% due 12/01/2036	388,000	410,802

		3,210,602

Building & Construction - Misc. — 0.2%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	1,065,000	1,033,050

Building Products - Cement — 0.4%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/2016	354,000	373,470
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	2,003,000	2,108,157

		2,481,627

Building Products - Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	121,000	125,235

Building - Residential/Commercial — 0.1%
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	675,000	676,688

Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021*	1,310,000	1,247,775
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	1,887,000	1,910,587
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	315,000	299,983
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	500,000	478,169
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	809,000	696,461

Security Description	Principal Amount(14)	Value (Note 2)

Cable/Satellite TV (continued)
Dish DBS Corp. Company Guar. Notes 7.75% due 05/31/2015	$1,305,000	$1,415,925
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	210,000	262,978
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	975,000	1,045,688

		7,357,566

Casino Hotels — 1.2%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	2,049,000	1,956,795
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	830,000	722,100
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(4)(12)	2,503,568	2,697,595
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	730,000	731,825
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	1,022,000	1,011,780
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	600,000	579,000
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	413,000	425,390

		8,124,485

Casino Services — 0.3%
Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/2020*(5)	674,959	391,476
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	1,458,000	1,530,900
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	410,000	430,500

		2,352,876

Cellular Telecom — 0.4%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	1,240,000	1,230,700
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	1,352,000	1,395,940
T-Mobile USA, Inc. Senior Notes 5.25% due 09/01/2018*	400,000	404,000

		3,030,640

Chemicals - Diversified — 0.3%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	792,000	782,100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Diversified (continued)
Olin Corp. Senior Notes 5.50% due 08/15/2022	$1,410,000	$1,406,475

		2,188,575

Chemicals - Other — 0.1%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	875,000	982,188

Chemicals - Plastics — 0.2%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	1,263,000	1,209,322

Chemicals - Specialty — 0.2%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	319,000	390,141
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	1,250,000	1,193,750

		1,583,891

Coal — 0.7%
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	1,060,000	1,054,700
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	1,200,000	1,194,000
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,149,000	2,224,215

		4,472,915

Coatings/Paint — 0.2%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,580,000	1,615,550

Commercial Services - Finance — 0.3%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	844,000	845,055
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,405,000	1,492,812

		2,337,867

Computer Services — 0.8%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015	375,000	397,828
International Business Machines Corp. Senior Notes 0.45% due 05/06/2016	2,814,000	2,780,190
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	764,000	709,129
International Business Machines Corp. Senior Notes 1.95% due 07/22/2016	1,325,000	1,361,162
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027	280,000	338,140

		5,586,449

Security Description	Principal Amount(14)	Value (Note 2)

Computers — 0.2%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	$642,000	$613,352
Apple, Inc. Senior Notes 3.85% due 05/04/2043	488,000	417,448

		1,030,800

Consumer Products - Misc. — 0.6%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	1,433,000	1,458,077
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,800,000	1,784,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,125,000	1,195,313

		4,437,640

Containers - Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,258,000	2,472,510

Containers - Paper/Plastic — 0.5%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	1,006,000	1,086,480
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	1,395,000	1,443,825
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	621,000	695,520

		3,225,825

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	822,000	764,460

Data Processing/Management — 0.4%
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	2,930,000	3,039,875

Direct Marketing — 0.1%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	903,850	940,004

Diversified Banking Institutions — 2.9%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	1,060,000	1,117,377
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	1,261,000	1,434,388
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	1,500,000	1,620,839
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	49,000	55,532

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018		$1,330,000	$1,279,154
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023		551,000	496,796
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		1,862,000	1,834,383
Citigroup, Inc. FRS Jr. Sub. Notes 5.90% due 02/15/2023(3)		403,000	380,835
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021		3,445,000	3,681,200
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		853,000	880,301
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018		650,000	622,502
JPMorgan Chase & Co. Senior Notes 4.25% due 11/02/2018	NZD	800,000	583,581
JPMorgan Chase & Co. FRS Jr. Sub. Notes 6.00% due 08/01/2023(3)		1,056,000	1,003,200
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019		447,000	519,454
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(3)		243,000	267,908
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.26% due 05/15/2077		91,000	67,340
Morgan Stanley Senior Notes 2.13% due 04/25/2018		3,098,000	2,990,840
Morgan Stanley Senior Notes 4.75% due 03/22/2017		722,000	774,584
Morgan Stanley Senior Notes 6.25% due 08/09/2026		601,000	659,884

			20,270,098

Diversified Financial Services — 0.8%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016		929,000	932,453
General Electric Capital Corp. FRS Jr. Sub. Notes 5.25% due 06/15/2023(3)		600,000	550,500
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020		1,100,000	1,235,785
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038		1,776,000	1,926,177
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032		666,000	798,048

			5,442,963

Security Description	Principal Amount(14)	Value (Note 2)

Diversified Manufacturing Operations — 0.4%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	$1,675,000	$1,758,750
Textron, Inc. Senior Notes 4.63% due 09/21/2016	630,000	678,478

		2,437,228

E-Commerce/Services — 0.3%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	2,319,000	2,330,595

Electric - Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	167,000	145,305

Electric - Generation — 0.2%
AES Corp. Senior Notes 8.00% due 10/15/2017	865,000	994,750
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	301,843	310,143

		1,304,893

Electric - Integrated — 1.3%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,026,000	1,108,803
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	458,000	472,219
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	1,140,000	1,117,906
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	729,000	708,146
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	1,858,000	1,687,625
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	543,000	549,442
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	153,000	159,228
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022	391,000	422,673
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	177,090	185,944
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,384,000	1,388,724
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	434,000	474,566
Southern Co. Senior Notes 2.45% due 09/01/2018	387,000	387,586

		8,662,862

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components - Semiconductors — 0.3%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	$1,792,000	$1,720,320

Electronics - Military — 0.2%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	1,220,000	1,281,999

Enterprise Software/Service — 0.6%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,444,000	2,474,550
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,353,000	1,427,415

		3,901,965

Finance - Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	370,000	370,541
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*	1,698,000	1,751,063

		2,121,604

Finance - Commercial — 0.4%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,305,000	1,291,950
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	1,485,000	1,459,012

		2,750,962

Finance - Consumer Loans — 0.1%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	372,000	420,005

Finance - Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.13% due 07/27/2018	547,000	543,654

Finance - Investment Banker/Broker — 0.2%
Jefferies Group LLC Senior Notes 6.25% due 01/15/2036	160,000	154,128
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	24,735
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	143,000	14
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	413,000	420,474
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	535,000	644,088

		1,243,450

Security Description	Principal Amount(14)	Value (Note 2)

Finance - Leasing Companies — 0.4%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	$1,690,000	$1,685,775
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	702,000	752,895

		2,438,670

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	158,000	158,833
National Rural Utilities Cooperative Finance Corp. FRS Sub. Notes 4.75% due 04/30/2043	683,000	633,482

		792,315

Financial Guarantee Insurance — 0.2%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	1,285,000	1,121,163

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	1,170,000	1,202,175

Food - Dairy Products — 0.3%
Land O’Lakes Capital Trust I Limited Guar. Notes 7.45% due 03/15/2028*	1,500,000	1,466,250
Land O’Lakes, Inc. Senior Notes 6.00% due 11/15/2022*	695,000	707,162

		2,173,412

Food - Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	691,000	815,329

Food - Retail — 0.3%
Kroger Co. Senior Notes 5.15% due 08/01/2043	547,000	535,123
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	1,645,000	1,577,144

		2,112,267

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(7)(8)	449,464	177,538

Home Furnishings — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	786,000	819,405

Independent Power Producers — 0.7%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	792,000	855,360
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	805,000	863,362

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	$1,615,000	$1,824,950
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	285,000	315,638
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019	39,000	41,243
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	925,000	1,015,187

		4,915,740

Insurance - Life/Health — 0.9%
American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	1,260,000	1,300,950
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	305,000	341,126
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	1,537,000	1,483,781
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*	784,000	783,588
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	232,000	249,597
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	317,000	316,749
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043	1,923,000	1,798,005

		6,273,796

Insurance - Multi-line — 0.3%
Loews Corp. Senior Notes 4.13% due 05/15/2043	392,000	336,233
MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/2066	527,000	529,635
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	1,384,000	1,430,004

		2,295,872

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	135,000	137,865
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	876,000	868,291

		1,006,156

Investment Management/Advisor Services — 0.1%
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	969,000	998,070

Security Description	Principal Amount(14)	Value (Note 2)

Marine Services — 0.2%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	$1,363,000	$1,398,779

Medical Instruments — 0.4%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	2,573,000	2,643,757

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	422,000	414,383
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	108,000	133,154
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,913,000	1,989,520

		2,537,057

Medical - Biomedical/Gene — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	296,000	311,821

Medical - Drugs — 0.4%
AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	984,000	970,018
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	1,910,000	1,952,975

		2,922,993

Medical - Generic Drugs — 0.4%
Actavis, Inc. Senior Notes 3.25% due 10/01/2022	1,174,000	1,090,629
Mylan, Inc. Senior Notes 2.60% due 06/24/2018*	903,000	893,815
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	938,000	1,071,108

		3,055,552

Medical - HMO — 0.2%
Cigna Corp. Senior Notes 4.38% due 12/15/2020	700,000	734,927
Cigna Corp. Senior Notes 6.15% due 11/15/2036	259,000	298,234

		1,033,161

Medical - Hospitals — 1.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	1,870,000	1,993,888
HCA, Inc. Senior Notes 7.19% due 11/15/2015	400,000	436,000
HCA, Inc. Senior Notes 7.50% due 11/15/2095	1,807,000	1,626,300

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	$2,453,000	$2,569,517
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,360,000	1,142,400

		7,768,105

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018	336,000	325,147

MRI/Medical Diagnostic Imaging — 0.4%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	2,657,000	2,816,420

Multimedia — 0.3%
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	1,095,000	1,294,567
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	325,000	362,941
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	545,000	553,834

		2,211,342

Music — 0.2%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	767,000	786,175
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	767,000	786,175

		1,572,350

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(7)(8)(9)(10)	75,000	0

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	1,515,000	1,511,212

Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	669,000	707,468

Oil Companies - Exploration & Production — 4.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,170,000	1,225,575
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	444,000	528,635
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	1,305,000	1,210,387
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,190,000	1,255,450

Security Description	Principal Amount(14)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	$524,000	$525,310
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	635,000	661,988
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	279,000	277,605
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	880,000	971,300
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	181,000	177,833
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	1,242,000	1,328,940
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	1,635,000	1,720,837
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	1,630,000	1,630,000
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	1,650,000	1,703,625
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	1,512,000	1,391,040
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	590,000	592,950
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	760,000	733,400
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC Senior Notes 9.25% due 06/01/2021*	1,555,000	1,477,250
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	1,300,000	1,319,500
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,269,000	1,224,585
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	940,000	940,000
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	535,000	564,618
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	363,000	385,199
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	603,000	641,426
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	2,704,000	2,877,746
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	667,000	723,695

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020*	$1,350,000	$1,397,250
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	1,485,000	1,433,025
Samson Investment Co. Company Guar. Notes 10.25% due 02/15/2020*	1,050,000	1,097,250
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	1,215,000	1,202,850

		31,219,269

Oil Companies - Integrated — 0.4%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	1,175,000	1,157,895
Hess Corp. Senior Notes 5.60% due 02/15/2041	940,000	966,034
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	287,637
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042	202,000	175,143

		2,586,709

Oil Refining & Marketing — 0.4%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	745,000	780,387
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	535,000	530,988
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022	550,000	536,561
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	534,000	584,178

		2,432,114

Oil - Field Services — 0.4%
Green Field Energy Services, Inc. Sec. Notes 13.25% due 11/15/2016*(19)	1,464,000	1,434,720
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	650,000	674,375
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	580,000	611,900

		2,720,995

Paper & Related Products — 0.9%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	2,067,000	1,870,635
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,329,000	2,264,103
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	999,000	1,111,555

Security Description	Principal Amount(14)	Value (Note 2)

Paper & Related Products (continued)
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	$1,008,000	$1,002,960

		6,249,253

Petrochemicals — 0.2%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*	1,767,000	1,709,572

Pipelines — 1.6%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,278,000	1,188,540
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	940,000	965,850
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023*	510,000	478,125
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	775,000	778,875
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	270,000	238,605
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	100,000	105,636
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,105,000	1,204,450
Energy Transfer Partners LP Senior Notes 7.60% due 02/01/2024*	198,000	239,503
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	700,000	743,750
Inergy Midstream LP/NRGM Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	830,000	819,625
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	526,000	491,097
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	293,000	311,313
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020	1,140,000	1,185,600
SemGroup LP Company Guar. Notes 7.50% due 06/15/2021*	500,000	508,750
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	350,000	354,375
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021*	1,077,000	1,074,307

		10,688,401

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Printing - Commercial — 0.3%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	$1,155,000	$1,273,387
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	925,000	911,125

		2,184,512

Publishing - Newspapers — 0.4%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	1,244,000	1,231,560
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,265,000	1,334,575

		2,566,135

Publishing - Periodicals — 0.2%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,349,000	1,328,765

Radio — 0.2%
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,338,000	1,180,785

Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	757,000	757,086
American Tower Corp. Senior Notes 5.00% due 02/15/2024	670,000	665,731
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	308,000	327,563
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	1,335,000	1,254,900
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	2,600,000	2,593,500
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	1,229,000	1,142,970

		6,741,750

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,395,000	1,496,137

Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	1,380,000	1,460,758

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(7)(8)	1,625,000	61

Rental Auto/Equipment — 0.3%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	295,000	293,214

Security Description	Principal Amount(14)	Value (Note 2)

Rental Auto/Equipment (continued)
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	$1,089,000	$1,157,063
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	434,000	444,850

		1,895,127

Retail - Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	790,000	839,375

Retail - Drug Store — 0.4%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	253,016	270,342
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	534,595	578,333
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021*	805,000	815,063
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,075,000	1,191,906

		2,855,644

Retail - Pawn Shops — 0.2%
Cash America International, Inc. Senior Notes 5.75% due 05/15/2018*	1,250,000	1,206,250

Retail - Pet Food & Supplies — 0.2%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	1,162,000	1,257,865

Retail - Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022	615,000	648,825

Retail - Regional Department Stores — 0.3%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*	2,235,000	2,162,362

Retail - Restaurants — 0.7%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	880,000	975,700
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	1,900,000	2,025,875
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	1,787,000	1,983,570

		4,985,145

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Escrow Notes 11.00% due 06/01/2007†(7)(8)	25,000	0

Savings & Loans/Thrifts — 0.5%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	799,000	837,813

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts (continued)
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	$780,000	$898,982
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,458,000	1,674,892
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	320,000	328,988

		3,740,675

Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/2047	691,000	650,509
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	233,000	203,619
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	521,000	465,540

		1,319,668

Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	719,000	601,239

Semiconductor Equipment — 0.2%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021*	1,300,000	1,261,000

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,091,000	1,178,280

Special Purpose Entities — 0.4%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,651,000	1,584,960
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	1,130,000	1,123,113
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*	387,000	348,556

		3,056,629

Steel Pipe & Tube — 0.2%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	1,505,000	1,467,375

Steel - Producers — 0.7%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	940,000	991,700
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/2020	425,000	442,000
Glencore Funding LLC Company Guar. Notes 2.50% due 01/15/2019*	2,206,000	2,004,980
Nucor Corp. Senior Notes 4.00% due 08/01/2023	540,000	526,637

Security Description	Principal Amount(14)	Value (Note 2)

Steel - Producers (continued)
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	$800,000	$830,000

		4,795,317

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,162,000	1,266,580

Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028	270,000	295,077
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020	825,000	948,750

		1,243,827

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 6.50% due 09/01/2037	1,325,000	1,507,088
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	413,000	451,397
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	825,000	872,437
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,250,000	1,375,000
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	2,490,000	2,552,250
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	205,000	230,677
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,104,000	997,740

		7,986,589

Television — 0.1%
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(4)	473,848	479,771

Theaters — 0.2%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	231,000	235,620
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	972,000	908,820

		1,144,440

Transport - Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	984,000	982,041

Transport - Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	528,000	535,628

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Rail (continued)
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111		$340,000	$370,388

			906,016

Transport - Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022		698,000	715,450

Travel Services — 0.2%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*		1,367,000	1,472,942

Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037		10,220	10,417

Total U.S. Corporate Bonds & Notes
(cost $336,885,896)			333,536,209

FOREIGN CORPORATE BONDS & NOTES — 13.8%
Aerospace/Defense - Equipment — 0.0%
EADS Finance BV Company Guar. Notes 2.70% due 04/17/2023*		377,000	341,877

Appliances — 0.1%
Arcelik AS Senior Notes 5.00% due 04/03/2023*		500,000	408,750

Auto - Cars/Light Trucks — 0.1%
Automotores Gildemeister SA Company Guar. Notes 6.75% due 01/15/2023*		800,000	568,000

Auto/Truck Parts & Equipment - Original — 0.2%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*		1,475,000	1,386,500

Banks - Commercial — 2.3%
Abbey National Treasury Services PLC Bank Guar. Notes 3.05% due 08/23/2018		351,000	352,325
Akbank TAS Senior Notes 7.50% due 02/05/2018*	TRY	2,481,000	1,063,712
ANZ New Zealand Int’l, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*		1,318,000	1,305,479
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017		500,000	497,637
Banco ABC Brasil SA Senior Notes 8.50% due 03/28/2016*	BRL	3,200,000	1,213,772
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	268,320
Bank of Ceylon Senior Notes 6.88% due 05/03/2017*		420,000	413,700
Bank of Montreal Senior Notes 1.45% due 04/09/2018		931,000	902,330

Security Description	Principal Amount(14)		Value (Note 2)

Banks - Commercial (continued)
Bank of Nova Scotia Senior Notes 1.38% due 07/15/2016		$561,000	$563,017
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*		667,000	734,166
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Senior Notes 2.63% due 05/29/2018	NOK	4,000,000	650,147
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*		1,207,000	1,217,380
ING Bank NV Notes 2.00% due 09/25/2015*		1,680,000	1,699,942
Malayan Banking Bhd VRS Sub. Notes 3.25% due 09/20/2022		500,000	482,087
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015		786,000	798,220
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017		1,085,000	1,057,915
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		700,000	658,070
RHB Bank Bhd Senior Notes 3.25% due 05/11/2017		425,000	425,452
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		500,000	511,250
Turkiye Garanti Bankasi AS Senior Notes 5.25% due 09/13/2022*		575,000	485,875
Turkiye Halk Bankasi AS Senior Notes 3.88% due 02/05/2020*		365,000	310,250

			15,611,046

Banks - Special Purpose — 0.3%
Burgan Finance No. 1, Ltd. Bank Guar. Notes 7.88% due 09/29/2020		500,000	538,750
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		600,000	525,000
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK	4,400,000	742,410

			1,806,160

Building Products - Cement — 0.3%
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*		200,000	189,500
Cemex SAB de CV Senior Sec. Notes 6.50% due 12/10/2019*		1,647,000	1,597,590
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/2020		550,000	555,500

			2,342,590

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Building - Heavy Construction — 0.1%
Andrade Gutierrez International SA Company Guar. Notes 4.00% due 04/30/2018*		$600,000	$555,000

Cable/Satellite TV — 0.2%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*		1,200,000	1,245,000

Cellular Telecom — 0.1%
VimpelCom Holdings BV Company Guar. Notes 9.00% due 02/13/2018*	RUB	12,000,000	359,667

Chemicals - Diversified — 0.1%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*		995,000	992,512

Coal — 0.1%
Indo Energy Finance BV Senior Sec. Notes 7.00% due 05/07/2018		200,000	181,500
Indo Energy Finance II BV Senior Sec. Notes 6.38% due 01/24/2023*		450,000	353,250

			534,750

Commercial Services — 0.3%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*		1,990,000	1,880,550

Cruise Lines — 0.4%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		2,708,000	2,636,915

Diversified Banking Institutions — 0.3%
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023		360,000	346,422
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019		1,292,000	1,449,461

			1,795,883

Diversified Financial Services — 0.3%
DTEK Finance PLC Company Guar. Notes 7.88% due 04/04/2018*		650,000	612,625
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*		1,187,000	1,270,625

			1,883,250

Diversified Manufacturing Operations — 0.5%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*		1,940,000	1,910,900
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*		374,000	369,355
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 4.25% due 06/15/2023*		920,000	904,125

Security Description	Principal Amount(14)		Value (Note 2)

Diversified Manufacturing Operations (continued)
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015		$540,000	$541,860

			3,726,240

Diversified Minerals — 0.7%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*		775,000	788,563
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*		550,000	563,750
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		1,175,000	1,163,250
Teck Resources, Ltd. Company Guar. Notes 6.00% due 08/15/2040		1,724,000	1,593,424
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		660,000	620,400

			4,729,387

Diversified Operations — 0.2%
KOC Holding AS Senior Notes 3.50% due 04/24/2020*		800,000	658,000
Tenedora Nemak SA de CV Senior Notes 5.50% due 02/28/2023*		650,000	607,750

			1,265,750

Electric - Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	217,500
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/2021*		500,000	505,000

			722,500

Electric - Integrated — 0.2%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/2021		500,000	463,750
E-CL SA Senior Notes 5.63% due 01/15/2021		550,000	564,136
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	294,000,000	157,197

			1,185,083

Electric - Transmission — 0.0%
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*		335,000	340,025

Finance - Leasing Companies — 0.4%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019		2,000,000	2,085,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Finance - Leasing Companies (continued)
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*		$1,038,000	$1,089,900

			3,174,900

Food - Meat Products — 0.1%
BRF SA Senior Notes 3.95% due 05/22/2023*		200,000	170,700
BRF SA Senior Notes 7.75% due 05/22/2018*	BRL	1,000,000	341,583
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023*		270,000	241,650

			753,933

Gas - Transportation — 0.1%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028*		550,000	478,500

Gold Mining — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020		693,000	688,842
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020		700,000	553,895

			1,242,737

Independent Power Producers — 0.1%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(7)(8)(9)(13)		175,000	0
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		480,000	434,400

			434,400

Insurance Brokers — 0.1%
Trinity Acquisition PLC Company Guar. Notes 6.13% due 08/15/2043		580,000	567,524

Investment Companies — 0.1%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*		619,000	554,963

Medical Products — 0.1%
Mallinckrodt International Finance SA Company Guar. Notes 3.50% due 04/15/2018*		258,000	252,316
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023*		453,000	429,521

			681,837

Medical - Drugs — 0.2%
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*		1,151,000	1,142,353

Metal - Diversified — 0.0%
Vedanta Resources PLC Senior Notes 7.13% due 05/31/2023*		390,000	333,450

Security Description	Principal Amount(14)	Value (Note 2)

Metal - Iron — 0.0%
OJSC Novolipetsk Steel via Steel Funding, Ltd. Notes 4.95% due 09/26/2019*	$265,000	$255,725

Municipal Bonds — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*	780,000	722,506

Oil & Gas Drilling — 0.5%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,102,000	1,063,430
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/2020	1,254,000	1,386,376
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	190,000	202,896
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	504,000	560,485

		3,213,187

Oil Companies - Exploration & Production — 0.7%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	1,766,000	2,208,948
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*	250,000	253,750
KazMunayGas National Co. Company Guar. Notes 7.00% due 05/05/2020	500,000	549,375
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	1,495,000	1,521,163
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*	740,000	643,800

		5,177,036

Oil Companies - Integrated — 1.1%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,340,000	1,305,200
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	1,097,000	1,097,318
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	633,000	647,012
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	765,000	692,345
MOL Group Finance SA Company Guar. Notes 6.25% due 09/26/2019	675,000	662,276
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027	300,000	171,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017	1,080,000	964,980
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	499,000	491,515

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	$294,000	$255,045
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	600,000	650,556
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*	200,000	179,000
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	530,000	530,418
Sibur Securities, Ltd. Company Guar. Notes 3.91% due 01/31/2018*	310,000	292,175

		7,938,840

Oil Refining & Marketing — 0.0%
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*	200,000	179,746

Paper & Related Products — 0.1%
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022	500,000	467,614

Pastoral & Agricultural — 0.1%
MHP SA Company Guar. Notes 8.25% due 04/02/2020*	650,000	573,625

Petrochemicals — 0.1%
Alpek SA de CV Company Guar. Notes 5.38% due 08/08/2023*	390,000	377,325
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	652,000	609,620

		986,945

Pipelines — 0.0%
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*	200,000	200,000

Real Estate Operations & Development — 0.5%
Agile Property Holdings, Ltd. Company Guar. Notes 9.88% due 03/20/2017	350,000	374,500
China Overseas Finance Cayman II, Ltd. Company Guar. Notes 5.50% due 11/10/2020	300,000	307,360
Country Garden Holdings Co., Ltd. Company Guar. Notes 7.50% due 01/10/2023*	200,000	184,000
Country Garden Holdings Co., Ltd. Company Guar. Notes 11.13% due 02/23/2018	410,000	453,870
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	2,025,000	1,989,563
Shimao Property Holdings, Ltd. Company Guar. Notes 6.63% due 01/14/2020	525,000	487,122

		3,796,415

Security Description	Principal Amount(14)		Value (Note 2)

Retail-Major Department Stores — 0.1%
LS Finance 2022, Ltd. Company Guar. Notes 4.25% due 10/16/2022		$500,000	$451,763

Satellite Telecom — 0.3%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*		2,094,000	2,156,820

Sovereign — 0.3%
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		950,000	726,750
Republic of Angola Via Northern Lights III BV Senior Notes 7.00% due 08/16/2019		1,375,000	1,457,500

			2,184,250

Special Purpose Entities — 0.1%
Federal Grid Co. OJS via Federal Grid Finance, Ltd. Notes 8.45% due 03/13/2019	RUB	15,000,000	440,250
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(5)(7)(8)(13)		560,000	0

			440,250

Steel Pipe & Tube — 0.1%
TMK OAO Via TMK Capital SA Senior Notes 6.75% due 04/03/2020*		450,000	432,000

Steel - Producers — 0.2%
ArcelorMittal Senior Notes 6.75% due 02/25/2022		550,000	559,625
ArcelorMittal Senior Notes 7.25% due 03/01/2041		732,000	656,970
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		200,000	182,500

			1,399,095

Sugar — 0.1%
Cosan Luxembourg SA Company Guar. Notes 9.50% due 03/14/2018*	BRL	1,600,000	591,798

SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 3.63% due 02/20/2018	NZD	800,000	595,983

Telecom Services — 0.3%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		1,200,000	1,254,000
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(4)(12)		986,067	1,008,254

			2,262,254

Telephone - Integrated — 0.5%
British Telecommunications PLC Senior Notes 1.63% due 06/28/2016		800,000	804,359

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	$286,406
Oi SA Senior Notes 5.75% due 02/10/2022		600,000	528,000
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	530,000	193,256
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		217,000	213,809
Telefonica Chile SA Senior Notes 3.88% due 10/12/2022		700,000	617,560
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018		765,000	746,379
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023		387,000	365,883

			3,755,652

Television — 0.0%
Myriad International Holdings BV Company Guar. Notes 6.38% due 07/28/2017		200,000	215,000

Transport - Rail — 0.1%
Russian Railways via RZD Capital PLC Senior Notes 5.70% due 04/05/2022		400,000	402,000
Russian Railways via RZD Capital PLC Senior Notes 8.30% due 04/02/2019	RUB	11,000,000	330,839

			732,839

Transport - Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	499,500

Total Foreign Corporate Bonds & Notes (cost $101,276,293)			94,910,875

FOREIGN GOVERNMENT AGENCIES — 13.1%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		553,000	550,069
Province of British Columbia Senior Notes 2.85% due 06/15/2015		479,000	499,147

			1,049,216

Sovereign — 13.0%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		1,133,000	957,385
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		700,000	525,000
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		275,000	270,187
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	212,500

Security Description	Principal Amount(14)		Value (Note 2)

Sovereign (continued)
Dominican Republic Senior Notes 5.88% due 04/18/2024*		$390,000	$362,700
Dominican Republic Senior Notes 5.88% due 04/18/2024		495,000	460,350
Dominican Republic Senior Notes 7.50% due 05/06/2021		1,040,000	1,112,800
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	666,000
Dominican Republic Senior Notes 9.04% due 01/23/2018		373,798	408,374
Federal Republic of Nigeria Bonds 5.13% due 07/12/2018		354,000	356,655
Federal Republic of Nigeria Bonds 6.38% due 07/12/2023		594,000	599,197
Federal Republic of Nigeria Senior Notes 6.75% due 01/28/2021		600,000	635,250
Federative Republic of Brazil Senior Notes 2.63% due 01/05/2023		600,000	510,900
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		1,300,000	1,361,750
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		417,000	402,405
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		143,000	162,663
Federative Republic of Brazil Notes 7.88% due 03/07/2015		28,000	30,660
Federative Republic of Brazil Senior Notes 10.25% due 01/10/2028	BRL	2,200,000	912,844
Government of Belize Senior Notes 5.00% due 02/20/2038(6)		708,000	417,720
Government of Bermuda Senior Notes 4.85% due 02/06/2024*		480,000	469,237
Government of Canada Senior Notes 0.88% due 02/14/2017		553,000	550,346
Government of Canada Bonds 4.25% due 06/01/2018	CAD	1,225,000	1,286,547
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,840,000	2,372,085
Government of Malaysia Senior Notes 3.31% due 10/31/2017	MYR	8,450,000	2,538,604
Government of New Zealand Senior Notes 6.00% due 04/15/2015	NZD	4,670,000	3,781,124
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*		955,000	916,800

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		$1,300,000	$1,108,250
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		550,000	434,500
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	8,535,000	1,484,569
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	22,150,000	3,648,117
Lebanese Republic Notes 4.00% due 12/31/2017		81,000	77,558
Lebanese Republic Senior Notes 5.00% due 10/12/2017		150,000	144,780
Lebanese Republic Senior Notes 8.25% due 04/12/2021		900,000	981,000
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024		400,000	385,000
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		550,000	655,875
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		800,000	963,000
Oriental Republic of Uruguay Notes 8.00% due 11/18/2022		459,594	565,301
Plurinational State of Bolivia Senior Notes 4.88% due 10/29/2022		700,000	631,750
Plurinational State of Bolivia Senior Notes 5.95% due 08/22/2023*		340,000	328,950
Republic of Argentina Senior Notes 2.50% due 12/31/2038(6)		1,072,637	351,289
Republic of Argentina Senior Notes 5.77% due 12/31/2033		858,490	480,754
Republic of Argentina Senior Notes 8.28% due 12/31/2033		2,006,374	1,163,696
Republic of Argentina Senior Notes 8.75% due 06/02/2017		420,000	324,450
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	620,000	988,224
Republic of Belarus Senior Notes 8.75% due 08/03/2015		700,000	661,500
Republic of Belarus Senior Notes 8.95% due 01/26/2018		560,000	504,000
Republic of Bulgaria Senior Notes 8.25% due 01/15/2015		1,303,000	1,425,456
Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,750,000	1,785,000

Security Description	Principal Amount(14)		Value (Note 2)

Sovereign (continued)
Republic of Colombia Senior Notes 7.38% due 03/18/2019		$620,000	$745,550
Republic of Colombia Senior Notes 8.25% due 12/22/2014		1,100,000	1,200,650
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023		590,000	533,950
Republic of Costa Rica Senior Bonds 4.38% due 04/30/2025*		200,000	176,500
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		680,000	571,200
Republic of Croatia Notes 5.50% due 04/04/2023*		500,000	477,500
Republic of Croatia Senior Notes 6.38% due 03/24/2021		200,000	203,250
Republic of Croatia Senior Notes 6.75% due 11/05/2019		100,000	105,250
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		700,000	761,250
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		700,000	675,500
Republic of Ghana Notes 7.88% due 08/07/2023*		555,000	535,575
Republic of Honduras Senior Notes 7.50% due 03/15/2024		762,000	611,505
Republic of Hungary Senior Notes 4.13% due 02/19/2018		400,000	388,000
Republic of Hungary Senior Notes 6.25% due 01/29/2020		555,000	573,148
Republic of Hungary Senior Notes 6.38% due 03/29/2021		600,000	618,000
Republic of Hungary Senior Notes 7.63% due 03/29/2041		760,000	780,900
Republic of Indonesia Senior Notes 3.75% due 04/25/2022		600,000	505,500
Republic of Indonesia Senior Notes 4.88% due 05/05/2021		200,000	184,500
Republic of Indonesia Bonds 5.25% due 01/17/2042		700,000	546,000
Republic of Ireland Bonds 4.50% due 04/18/2020	EUR	300,000	411,324
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	1,900,000	2,667,036
Republic of Ivory Coast Senior Notes 7.10% due 12/31/2032(6)		700,000	593,250

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Latvia Senior Notes 5.25% due 06/16/2021		$550,000	$579,562
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		430,000	462,035
Republic of Lithuania Senior Notes 6.75% due 01/15/2015		100,000	106,300
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		100,000	118,000
Republic of Panama Senior Notes 6.70% due 01/26/2036		200,000	222,000
Republic of Panama Senior Notes 7.13% due 01/29/2026		380,000	454,100
Republic of Panama Senior Notes 7.25% due 03/15/2015		100,000	108,550
Republic of Peru Senior Notes 7.13% due 03/30/2019		670,000	797,300
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	2,000,000	846,629
Republic of Peru Senior Notes 8.38% due 05/03/2016		142,000	164,720
Republic of Peru Senior Notes 8.75% due 11/21/2033		100,000	138,500
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,500,000	1,331,250
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	4,600,000	1,372,720
Republic of Poland Senior Notes 5.00% due 03/23/2022		1,105,000	1,155,830
Republic of Poland Senior Notes 5.13% due 04/21/2021		500,000	532,500
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	6,800,000	2,238,053
Republic of Singapore Senior Notes 2.25% due 06/01/2021	SGD	2,250,000	1,750,243
Republic of Slovenia Senior Bonds 4.75% due 05/10/2018*		460,000	443,900
Republic of Slovenia Bonds 5.85% due 05/10/2023*		470,000	441,800
Republic of South Africa Senior Notes 4.67% due 01/17/2024		1,676,000	1,558,680
Republic of South Africa Bonds 5.88% due 05/30/2022		200,000	208,500
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	12,400,000	872,131

Security Description	Principal Amount(14)	Value (Note 2)

Sovereign (continued)
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*	$480,000	$427,200
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021	394,000	366,420
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	1,100,000	1,112,375
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	1,300,000	1,625,000
Republic of the Philippines Senior Notes 9.38% due 01/18/2017	80,000	98,500
Republic of the Philippines Senior Notes 9.50% due 02/02/2030	520,000	744,250
Republic of Turkey Senior Notes 3.25% due 03/23/2023	550,000	449,625
Republic of Turkey Bonds 4.88% due 04/16/2043	340,000	264,435
Republic of Turkey Bonds 6.00% due 01/14/2041	1,200,000	1,072,500
Republic of Turkey Senior Notes 6.75% due 05/30/2040	180,000	177,120
Republic of Turkey Senior Notes 6.88% due 03/17/2036	252,000	251,748
Republic of Turkey Notes 7.25% due 03/05/2038	9,000	9,396
Republic of Turkey Senior Notes 11.88% due 01/15/2030	230,000	349,657
Republic of Ukraine Bonds 6.75% due 11/14/2017	600,000	533,250
Republic of Ukraine Senior Notes 7.50% due 04/17/2023	1,407,000	1,201,226
Republic of Ukraine Senior Notes 7.80% due 11/28/2022	1,250,000	1,082,750
Republic of Ukraine Senior Notes 7.95% due 02/23/2021	430,000	381,087
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023	620,000	496,000
Republic of Venezuela Senior Notes 11.75% due 10/21/2026	850,000	769,250
Republic of Venezuela Senior Notes 11.95% due 08/05/2031	900,000	812,250
Republic of Venezuela Senior Notes 12.75% due 08/23/2022	490,000	485,100
Russian Federation Senior Notes 3.63% due 04/29/2015	700,000	728,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Russian Federation Senior Notes 4.50% due 04/04/2022		$800,000	$800,000
Russian Federation Senior Notes 5.63% due 04/04/2042		400,000	398,000
Russian Federation Senior Notes 7.50% due 03/31/2030(6)		1,748,515	2,016,580
United Mexican States Senior Notes 2.75% due 04/22/2023	EUR	200,000	249,395
United Mexican States Senior Notes 3.63% due 03/15/2022		800,000	779,600
United Mexican States Senior Notes 4.75% due 03/08/2044		432,000	376,488
United Mexican States Senior Notes 5.13% due 01/15/2020		30,000	32,970
United Mexican States Senior Notes 5.75% due 10/12/2110		356,000	319,510

			89,551,425

Total Foreign Government Agencies
(cost $97,797,619)			90,600,641

FOREIGN GOVERNMENT TREASURIES — 0.5%
Sovereign — 0.5%
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022 (cost $3,363,300)	GBP	2,300,000	3,324,861

U.S. GOVERNMENT AGENCIES — 7.6%
Federal Home Loan Mtg. Corp. — 2.6%
2.50% due 01/01/2028		488,883	485,924
2.50% due 04/01/2028		973,981	968,128
3.00% due 02/01/2043		2,526,255	2,419,970
3.00% due 04/01/2043		695,347	666,093
3.50% due 11/01/2041		1,268,859	1,266,080
3.50% due 02/01/2042		890,114	888,229
3.50% due 03/01/2042		545,712	544,517
3.50% due 04/01/2042		1,005,791	1,003,589
3.50% due 08/01/2042		941,475	939,624
4.00% due 09/01/2040		200,289	206,587
4.50% due 02/01/2020		68,226	72,058
4.50% due 08/01/2020		20,134	21,265
4.50% due 03/01/2023		168,984	179,251
4.50% due 01/01/2039		63,774	67,079
4.50% due 06/01/2040		771,083	817,777
4.50% due 09/01/2040		2,304,277	2,427,202
5.00% due 05/01/2034		172,871	188,907
5.00% due 03/01/2038		149,475	159,731
5.00% due 07/01/2038		575,890	615,406
5.00% due 03/01/2039		126,222	134,884
5.50% due 06/01/2022		94,223	101,978
5.50% due 07/01/2035		60,656	65,730
5.50% due 10/01/2037		540,909	582,426
5.50% due 01/01/2038		90,385	97,322
5.50% due 04/01/2038		1,656,062	1,783,174
5.50% due 06/01/2041		477,665	514,328
6.00% due 01/01/2030		1,653	1,802
6.00% due 03/01/2040		261,937	285,244
6.50% due 07/01/2029		1,085	1,235

Security Description	Principal Amount(14)	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
6.50% due 12/01/2035	$426	$477
6.50% due 02/01/2036	36,318	40,654
6.50% due 11/01/2037	61,615	68,944
Federal Home Loan Mtg. Corp. REMIC Series 2626, Class SP 6.47% due 02/15/2018(1)(11)	2,082,139	78,333

		17,693,948

Federal National Mtg. Assoc. — 4.8%
2.50% due 03/01/2028	962,884	956,942
3.00% due 10/01/2027	477,238	489,312
3.00% due 12/01/2027	619,663	635,327
3.00% due 03/01/2042	498,061	478,260
3.00% due 06/01/2042	667,412	640,879
3.00% due 12/01/2042	1,278,765	1,227,927
3.00% due December TBA	2,325,000	2,229,548
3.50% due 09/01/2026	622,913	652,336
3.50% due 08/01/2027	370,613	387,799
3.50% due 01/01/2042	1,721,311	1,722,534
3.50% due 05/01/2042	866,564	867,179
3.50% due 06/01/2042	430,843	431,149
3.50% due 07/01/2042	1,260,807	1,260,133
3.50% due 08/01/2042	854,924	845,960
3.50% due 09/01/2042	960,917	961,598
3.50% due September TBA	391,000	408,778
4.00% due 06/01/2039	617,304	640,847
4.00% due 09/01/2040	1,366,021	1,411,294
4.00% due 10/01/2040	725,229	748,754
4.00% due 09/01/2041	1,872,797	1,935,383
4.00% due 10/01/2041	713,578	737,489
4.00% due 11/01/2041	1,770,028	1,829,509
4.00% due 01/01/2042	560,235	578,664
4.50% due 06/01/2019	46,733	49,547
4.50% due 01/01/2039	51,439	54,303
4.50% due 07/01/2040	599,535	641,994
4.50% due 08/01/2040	391,163	413,447
4.50% due 11/01/2040	179,603	189,730
4.50% due 03/01/2041	1,285,696	1,357,914
4.50% due 07/01/2041	1,178,937	1,247,860
5.00% due 03/15/2016	163,000	180,651
5.00% due 01/01/2023	134,240	143,896
5.00% due 04/01/2023	108,913	116,758
5.00% due 04/01/2035	734,053	789,813
5.00% due 02/01/2036	213,644	229,795
5.00% due 03/01/2037	39,274	42,161
5.00% due 09/01/2039	1,567,245	1,719,021
5.00% due 05/01/2040	929,640	1,003,002
5.00% due 07/01/2040	331,723	357,692
5.00% due 08/01/2040	665,539	716,574
5.50% due 06/01/2038	139,033	150,797
6.00% due 02/01/2032	7,516	8,206
6.00% due 10/01/2034	418	457
6.00% due 07/01/2037	42,353	46,248
6.00% due 10/01/2037	59,693	65,167
6.00% due 11/01/2037	329,987	360,247
6.00% due 09/01/2038	265,150	290,220
6.00% due 11/01/2038	86,676	94,624
6.00% due 06/01/2040	79,089	86,342
6.50% due 12/01/2031	11,242	11,951
6.50% due 02/01/2035	51,125	55,170
6.50% due 07/01/2036	48,725	53,777
6.50% due 11/01/2037	145,520	159,413
6.50% due 10/01/2038	443,123	490,241
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	258,192	256,220

		33,460,839

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 0.2%
6.00% due 08/15/2039	$991,634	$1,095,594

Total U.S. Government Agencies
(cost $53,066,342)		52,250,381

U.S. GOVERNMENT TREASURIES — 7.2%
United States Treasury Bonds — 1.2%
2.75% due 11/15/2042	125,000	103,711
2.88% due 05/15/2043	1,181,000	1,005,326
3.13% due 02/15/2043	7,484,700	6,723,364
5.25% due 11/15/2028	67,000	83,038

		7,915,439

United States Treasury Notes — 6.0%
0.13% due 04/15/2018 TIPS(18)	1,527,211	1,557,398
0.38% due 06/30/2015	1,000,000	1,000,391
0.50% due 06/15/2016	1,743,000	1,734,149
0.50% due 07/31/2017	223,000	216,937
0.63% due 05/31/2017	60,000	58,856
0.75% due 10/31/2017	264,000	257,895
1.00% due 08/31/2016	1,400,000	1,408,641
1.00% due 10/31/2016	2,500,000	2,510,352
1.00% due 03/31/2017	788,000	786,214
1.00% due 05/31/2018	7,424,000	7,247,680
1.38% due 06/30/2018	6,164,000	6,112,956
1.38% due 07/31/2018	4,054,000	4,015,361
1.50% due 07/31/2016	2,000,000	2,042,968
1.63% due 08/15/2022	191,000	175,407
1.75% due 05/15/2023	10,855,000	9,927,234
2.00% due 02/15/2022	191,000	183,091
2.50% due 08/15/2023	2,360,000	2,309,114
3.63% due 08/15/2019	52,000	57,074
3.88% due 05/15/2018	57,000	63,217

		41,664,935

Total U.S. Government Treasuries
(cost $50,201,330)		49,580,374

LOANS(7)(15)(16) — 1.9%
Aerospace/Defense - Equipment — 0.2%
Sequa Corp. Term Loan B 5.25% due 05/29/2017	1,595,990	1,601,975

Casino Hotels — 0.2%
Tropicana Entertainment, Inc. Term Loan 7.50% due 03/16/2018	987,500	999,021
Twin River Management Group, Inc. Term Loan B 5.25% due 09/27/2018	272,281	275,514

		1,274,535

Computer Software — 0.2%
Vertafore, Inc. Term Loan 4.25% due 10/03/2019	1,596,000	1,605,975

Electric - Distribution — 0.3%
Cedar Bay Generating Company LP Term Loan 6.25% due 04/15/2020	1,713,989	1,724,701

Gambling (Non-Hotel) — 0.0%
Northfield Park Assoc. LLC Term Loan 9.00% due 10/23/2018	262,500	273,000

Security Description	Shares/ Principal Amount(14)	Value (Note 2)

Medical Instruments — 0.2%
Immucor Term Loan B 5.00% due 08/19/2018	$1,595,990	$1,608,625

Medical Products — 0.2%
ConvaTec Term Loan B 5.00% due 12/22/2016	1,279,868	1,289,989

Medical - Drugs — 0.3%
Auxilium Pharmaceuticals, Inc. Term Loan B 6.25% due 04/26/2017	1,678,750	1,716,522

Medical - Hospitals — 0.0%
Ardent Health Services, Inc. Term Loan B 6.75% due 03/15/2018	238,800	239,845

Oil Companies - Exploration & Production — 0.1%
Sabine Oil & Gas, LLC Term Loan 8.75% due 12/31/2018	647,315	653,384

Printing - Commercial — 0.2%
Cenveo Corp. Term Loan B 6.25% due 02/13/2017	1,295,753	1,303,851

Total Loans
(cost $13,219,840)		13,292,402

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	488,000	420,324
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	815,000	689,987
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	438,000	411,322

Total Municipal Bonds & Notes
(cost $1,736,177)		1,521,633

PREFERRED SECURITIES — 0.5%
Banks - Commercial — 0.2%
Synovus Financial Corp. VRS 7.88%	37,550	1,010,095
Zions Bancorporation FRS Series G 6.30%	24,300	601,425

		1,611,520

Electric - Integrated — 0.1%
Entergy Louisiana LLC 4.70%	14,900	284,739

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(7)	101,000	10

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	5,100	26,163

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

Security Description	Shares/ Principal Amount(14)	Value (Note 2)

PREFERRED SECURITIES (continued)
Insurance - Reinsurance — 0.1%
RenaissanceRe Holdings, Ltd. Series E 5.38%	$28,025	$557,698

Telecom Services — 0.1%
Qwest Corp. 6.13%	30,600	644,742

Total Preferred Securities
(cost $3,463,029)		3,124,872

WARRANTS — 0.0%
Oil - Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*†	2,424	84,840

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)†(7)(8)(17)	159	49,290
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)†(7)(8)(17)	157	19,625

		68,915

Total Warrants
(cost $83,715)		153,755

Total Long-Term Investment Securities
(cost $677,123,803)		658,049,865

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Time Deposits — 3.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 09/03/2013 (cost $24,167,000)	$24,167,000	24,167,000

TOTAL INVESTMENTS
(cost $701,290,803)(20)	99.0%	682,216,865
Other assets less liabilities	1.0	7,185,684

NET ASSETS —	100.0%	$689,402,549

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2013, the aggregate value of these securities was $182,634,448 representing 26.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(5)	Security in default
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Illiquid security. At August 31, 2013, the aggregate value of these securities was $13,538,951 representing 2.0% of net assets.
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(9)	Security in default of principal and interest at maturity.
(10)	Company has filed for Chapter 7 bankruptcy.
(11)	Interest Only
(12)	Security currently paying interest/dividends in the form of additional securities.
(13)	Company has filed for bankruptcy protection in country of issuance.
(14)	Denominated in United States Dollars unless otherwise indicated.
(15)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(16)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(17)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2013, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500) Warrants	11/11/2010	159	$—	$49,290	$310	0.00%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687) Warrants	03/15/2011	157	—	19,625	125	0.00

				$68,915		0.00%

(18)	Principal amount of security is adjusted for inflation.
(19)	Subsequent to August 31, 2013, security is in default.
(20)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TBA— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current rates at August 31, 2013 and unless noted otherwise the dates are the original maturity dates.

Currency Legend

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Columbian Peso

EUR—Euro

GBP—British Pound

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

ZAR—South African Rand

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2013 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$15,753,862	$—	$15,753,862
U.S. Corporate Bonds & Notes:
Electric-Integrated	—	8,476,918	185,944	8,662,862
Gambling (Non-Hotel)	—	—	177,538	177,538
Non-Ferrous Metals	—	—	0	0
Recycling	—	—	61	61
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	324,695,748	—	324,695,748
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	434,400	0	434,400
Special Purpose Entities	—	440,250	0	440,250
Other Industries*	—	94,036,225	—	94,036,225
Foreign Government Agencies:
Regional Authority	—	1,049,216	—	1,049,216
Sovereign	—	89,551,425	—	89,551,425
Foreign Government Treasuries	—	3,324,861	—	3,324,861
U.S. Government Agencies	—	52,250,381	—	52,250,381
U.S. Government Treasuries:
United States Treasury Bonds	—	7,915,439	—	7,915,439
United States Treasury Notes	—	41,664,935	—	41,664,935
Loans	—	13,292,402	—	13,292,402
Municipal Bonds & Notes	—	1,521,633	—	1,521,633
Preferred Securities:
Finance-Investment Banker/Broker	—	10	—	10
Other Industries*	3,124,862	—	—	3,124,862
Warrants:
Oil-Field Services	—	84,840	—	84,840
Television	—	—	68,915	68,915
Short-Term Investment Securities:
Time Deposits	—	24,167,000	—	24,167,000

Total	$3,124,862	$678,659,545	$432,458	$682,216,865

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2013

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
ASSETS:
Investments at value (unaffiliated)*	$–	$70,080,263	$–	$798,797,216	$325,506,329
Investments at value (affiliated)*	399,133,590	–	262,347,704	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	7,965,000

Total investments	399,133,590	70,080,263	262,347,704	798,797,216	333,471,329

Cash	85,184	430	79,457	–	1,670
Foreign cash*	–	–	–	–	18,083
Receivable for:
Trust shares sold	278,856	36,158	26,309	755,291	241,983
Dividends and interest	–	67,660	–	4,977,173	5,999,758
Investments sold	–	–	21,239	6,391,301	2,363,275
Prepaid expenses and other assets	7,446	6,937	5,933	14,259	11,775
Due from investment adviser for expense reimbursements/fee waivers	15,699	7,775	12,945	36,060	13,116
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	9,710

TOTAL ASSETS	399,520,775	70,199,223	262,493,587	810,971,300	342,130,699

LIABILITIES:
Payable for:
Trust shares reaquired	30,428	3,449	47,548	60,160	14,296
Investments purchased	248,429	–	–	36,555,558	–
Investment advisory and management fees	34,382	33,301	22,514	286,361	181,600
Shareholder services	–	15,137	–	160,397	73,012
Administrative service fees	–	4,238	–	44,911	20,443
Transfer agent fees and expenses	36	2	36	2	2
Trustees’ fees and expenses	5,118	3,224	3,516	10,880	8,314
Other accrued expenses	69,706	45,109	59,538	129,157	82,312
Accrued foreign tax on capital gains	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–
Due to custodian	–	–	–	940,372	–

TOTAL LIABILITIES	388,099	104,460	133,152	38,187,798	379,979

NET ASSETS	$399,132,676	$70,094,763	$262,360,435	$772,783,502	$341,750,720

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$387,550	$54,696	$216,223	$722,900	$448,006
Additional paid in capital	345,905,545	66,284,266	240,902,466	766,396,892	350,418,984
Accumulated undistributed net investment income (loss)	4,250,318	379,793	5,720,016	17,220,154	19,340,117
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(469,504)	(9,961,395)	7,229,390	1,981,297	(28,412,288)
Unrealized appreciation (depreciation) on investments	49,058,767	13,337,403	8,292,340	(13,537,741)	(53,712)
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	9,613
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$399,132,676	$70,094,763	$262,360,435	$772,783,502	$341,750,720

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	38,754,988	5,469,559	21,622,287	72,289,958	44,800,617
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.30	$12.82	$12.13	$10.69	$7.63

* Cost
Investments (unaffiliated)	$–	$56,742,860	$–	$812,334,957	$325,560,041

Investments (affiliated)	$350,074,823	$–	$254,055,364	$–	$–

Foreign cash	$–	$–	$–	$–	$18,118

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2013 — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
ASSETS:
Investments at value (unaffiliated)*	$511,366,047	$188,118,573	$128,767,838	$818,395,069	$–
Investments at value (affiliated)*	–	–	–	–	606,199,980
Repurchase agreements (cost approximates value)	767,000	–	3,802,000	41,945,000	–

Total investments	512,133,047	188,118,573	132,569,838	860,340,069	606,199,980

Cash	3,531,378	46,258	294	1,707	100,144
Foreign cash*	5,699,204	–	–	26,188	–
Receivable for:
Trust shares sold	46,310	52,224	129,473	68,137	180,044
Dividends and interest	1,129,478	406,472	107,499	879,500	–
Investments sold	14,695,287	412,819	1,919,566	1,886,386	–
Prepaid expenses and other assets	21,916	11,960	9,946	27,672	10,116
Due from investment adviser for expense reimbursements/fee waivers	137,608	12,787	35,060	17,104	22,072
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL ASSETS	537,394,228	189,061,093	134,771,676	863,246,763	606,512,356

LIABILITIES:
Payable for:
Trust shares reaquired	36,791	238,725	39,877	199,208	61,415
Investments purchased	12,100,404	108,081	1,963,286	2,506,952	118,629
Investment advisory and management fees	376,451	82,367	86,521	524,865	52,079
Shareholder services	114,987	41,183	28,625	188,805	–
Administrative service fees	32,196	11,531	8,015	52,866	–
Transfer agent fees and expenses	127	8	8	429	36
Trustees’ fees and expenses	18,142	7,695	5,645	22,001	7,915
Other accrued expenses	167,494	63,837	55,222	140,952	87,292
Accrued foreign tax on capital gains	44,534	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–
Due to custodian	–	–	–	–	–

TOTAL LIABILITIES	12,891,126	553,427	2,187,199	3,636,078	327,366

NET ASSETS	$524,503,102	$188,507,666	$132,584,477	$859,610,685	$606,184,990

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$380,634	$129,951	$135,856	$396,865	$435,045
Additional paid in capital	619,199,127	236,022,521	100,719,099	649,841,643	529,814,002
Accumulated undistributed net investment income (loss)	6,096,904	2,438,034	(12,654)	2,855,328	9,256,467
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(177,322,217)	(84,596,280)	12,879,250	53,499,214	14,367,665
Unrealized appreciation (depreciation) on investments	76,288,037	34,513,440	18,862,957	153,017,674	52,311,811
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(94,849)	–	(31)	(39)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	(44,534)	–	–	–	–

NET ASSETS	$524,503,102	$188,507,666	$132,584,477	$859,610,685	$606,184,990

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	38,063,390	12,995,108	13,585,580	39,686,456	43,504,499
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.78	$14.51	$9.76	$21.66	$13.93

* Cost
Investments (unaffiliated)	$435,078,010	$153,605,133	$109,904,881	$665,377,395	$–

Investments (affiliated)	$–	$–	$–	$–	$553,888,169

Foreign cash	$5,711,852	$–	$–	$25,733	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2013 — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*	$177,871,142	$101,916,675	$485,154,127	$575,192,623	$682,216,865
Investments at value (affiliated)*	–	–	–	–	–
Repurchase agreements (cost approximates value)	12,361,000	–	20,681,000	3,558,000	–

Total investments	190,232,142	101,916,675	505,835,127	578,750,623	682,216,865

Cash	1,612	629	46,187	758	1,088,659
Foreign cash*	–	–	–	–	1,183,392
Receivable for:
Trust shares sold	81,903	134,309	20,782	35,218	22,191
Dividends and interest	66,428	19,579	439,199	1,120,524	8,777,818
Investments sold	–	226,623	3,858,361	–	1,108,884
Prepaid expenses and other assets	12,802	7,412	19,047	24,347	16,439
Due from investment adviser for expense reimbursements/fee waivers	78,776	12,110	30,368	26,814	17,175
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL ASSETS	190,473,663	102,317,337	510,249,071	579,958,284	694,431,423

LIABILITIES:
Payable for:
Trust shares reaquired	451,096	3,141	338,144	116,502	69,785
Investments purchased	4,049,863	133,360	1,932,260	–	4,307,868
Investment advisory and management fees	38,944	74,002	297,353	126,625	304,378
Shareholder services	38,945	21,765	112,733	126,625	147,866
Administrative service fees	10,904	6,094	31,566	35,455	41,403
Transfer agent fees and expenses	16	2	8	127	111
Trustees’ fees and expenses	9,627	3,255	11,852	20,573	14,158
Other accrued expenses	63,810	50,556	100,852	99,814	143,305
Accrued foreign tax on capital gains	–	–	–	–	–
Variation margin on futures contracts	–	–	58,800	60,480	–
Due to custodian	–	–	–	–	–

TOTAL LIABILITIES	4,663,205	292,175	2,883,568	586,201	5,028,874

NET ASSETS	$185,810,458	$102,025,162	$507,365,503	$579,372,083	$689,402,549

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$1,860,685	$63,335	$320,449	$390,399	$613,984
Additional paid in capital	184,237,038	75,567,513	369,470,005	541,143,452	674,780,506
Accumulated undistributed net investment income (loss)	(5,309)	(398,973)	4,399,224	8,966,748	27,066,467
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(281,956)	8,785,351	50,508,120	(85,362,153)	6,067,249
Unrealized appreciation (depreciation) on investments	–	18,007,936	82,786,810	114,712,549	(19,073,938)
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	(119,084)	(478,912)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	(21)	–	(51,719)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$185,810,458	$102,025,162	$507,365,503	$579,372,083	$689,402,549

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	186,068,502	6,333,480	32,044,925	39,039,863	61,398,425
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$1.00	$16.11	$15.83	$14.84	$11.23

* Cost
Investments (unaffiliated)	$177,871,142	$83,908,739	$402,367,317	$460,480,074	$701,290,803

Investments (affiliated)	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$1,211,693

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2013

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$924,536	$–	$100,184	$342,464
Dividends (affiliated)	4,344,789	–	5,249,040	–	–
Interest (unaffiliated)	23	113	18	18,657,935	22,581,426

Total investment income*	4,344,812	924,649	5,249,058	18,758,119	22,923,890

EXPENSES:
Investment advisory and management fees	360,084	355,712	236,367	2,946,887	2,117,821
Administrative service fee	–	45,272	–	454,455	238,329
Shareholder services fee	–	161,687	–	1,623,055	851,175
Transfer agent fees and expenses	1,021	1,646	1,021	1,646	1,646
Custodian and accounting fees	19,400	19,555	19,301	141,316	54,012
Reports to shareholders	57,973	10,302	39,170	105,498	53,033
Audit and tax fees	28,495	31,646	28,495	43,516	37,462
Legal fees	24,069	12,918	19,522	34,564	24,651
Trustees’ fees and expenses	38,336	7,033	24,683	69,749	37,586
Interest expense	–	–	–	696	–
Other expenses	10,332	9,742	9,208	16,664	13,526

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	539,710	655,513	377,767	5,438,046	3,429,241

Fees waived and expenses reimbursed by investment advisor (Note 3)	(179,625)	(105,778)	(141,399)	(439,039)	(160,730)
Fees paid indirectly (Note 7)	–	(5,947)	–	–	–

Net expenses	360,085	543,788	236,368	4,999,007	3,268,511

Net investment income (loss)	3,984,727	380,861	5,012,690	13,759,112	19,655,379

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	–	4,781,360	–	5,721,536	4,782,677
Net realized gain (loss) on investments (affiliated)	11,696,478	–	7,297,398	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	3,063,787	–	1,858,730	–	–
Net realized gain (loss) on futures contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	17,971

Net realized gain (loss) on investments and foreign currencies	14,760,265	4,781,360	9,156,128	5,721,536	4,800,648

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	5,550,009	–	(34,502,375)	(7,328,890)
Change in unrealized appreciation (depreciation) on investments (affiliated)	24,538,525	–	(3,924,840)	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	13,771
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	24,538,525	5,550,009	(3,924,840)	(34,502,375)	(7,315,119)

Net realized and unrealized gain (loss) on investments and foreign currencies	39,298,790	10,331,369	5,231,288	(28,780,839)	(2,514,471)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,283,517	$10,712,230	$10,243,978	$(15,021,727)	$17,140,908

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$3,455	$(8,219)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2013 — (continued)

	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$10,769,617	$3,800,275	$1,146,633	$11,621,175	$–
Dividends (affiliated)	–	–	–	–	8,836,315
Interest (unaffiliated)	4,313	4,655	4,232	4,602	27

Total investment income*	10,773,930	3,804,930	1,150,865	11,625,777	8,836,342

EXPENSES:
Investment advisory and management fees	4,250,987	861,014	996,642	5,708,670	536,730
Administrative service fee	363,211	120,542	92,164	571,834	–
Shareholder services fee	1,297,184	430,507	329,158	2,042,265	–
Transfer agent fees and expenses	1,362	1,476	1,476	4,198	1,021
Custodian and accounting fees	557,852	54,298	39,232	194,127	19,287
Reports to shareholders	125,351	27,840	20,434	129,289	87,837
Audit and tax fees	101,643	31,649	31,578	31,721	28,495
Legal fees	39,618	16,981	15,387	41,272	30,825
Trustees’ fees and expenses	57,709	18,539	14,884	88,250	56,507
Interest expense	1,079	265	12	7	–
Other expenses	17,776	11,677	11,316	21,060	11,545

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	6,813,772	1,574,788	1,552,283	8,832,693	772,247

Fees waived and expenses reimbursed by investment advisor (Note 3)	(1,625,037)	(179,946)	(433,146)	(255,181)	(235,517)
Fees paid indirectly (Note 7)	–	(18,122)	(16,055)	(21,079)	–

Net expenses	5,188,735	1,376,720	1,103,082	8,556,433	536,730

Net investment income (loss)	5,585,195	2,428,210	47,783	3,069,344	8,299,612

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	40,038,557	15,957,410	14,200,423	75,453,072	–
Net realized gain (loss) on investments (affiliated)	–	–	–	–	17,380,368
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	4,480,859
Net realized gain (loss) on futures contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(377,738)	(141)	–	11,153	–

Net realized gain (loss) on investments and foreign currencies	39,660,819	15,957,269	14,200,423	75,464,225	21,861,227

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	41,216,380	20,915,484	6,005,405	105,475,379	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	17,384,504
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(132,643)	–	17	254	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	6,844	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	41,090,581	20,915,484	6,005,422	105,475,633	17,384,504

Net realized and unrealized gain (loss) on investments and foreign currencies	80,751,400	36,872,753	20,205,845	180,939,858	39,245,731

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,336,595	$39,300,963	$20,253,628	$184,009,202	$47,545,343

* Net of foreign withholding taxes on interest and dividends of	$555,682	$29,906	$1,288	$70,712	$–

** Net of foreign withholding taxes on capital gains of	$179,180	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2013 — (continued)

	MONEY MARKET II FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$450,155	$9,027,592	$12,197,133	$67,887
Dividends (affiliated)	–	–	–	–	–
Interest (unaffiliated)	374,705	171	3,183	3,362	33,390,799

Total investment income*	374,705	450,326	9,030,775	12,200,495	33,458,686

EXPENSES:
Investment advisory and management fees	446,778	755,922	3,204,517	1,440,550	3,531,309
Administrative service fee	125,098	62,252	339,717	403,354	479,315
Shareholder services fee	446,778	222,330	1,213,276	1,440,550	1,711,839
Transfer agent fees and expenses	684	1,646	1,476	1,362	2,497
Custodian and accounting fees	31,244	39,431	147,677	70,754	198,867
Reports to shareholders	27,793	13,915	76,872	91,708	108,808
Audit and tax fees	37,462	31,665	31,632	31,664	43,516
Legal fees	17,006	13,746	30,982	31,922	36,419
Trustees’ fees and expenses	20,132	9,553	51,959	64,704	74,848
Interest expense	–	32	272	–	–
Other expenses	13,065	11,363	13,722	19,349	18,054

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	1,166,040	1,161,855	5,112,102	3,595,917	6,205,472

Fees waived and expenses reimbursed by investment advisor (Note 3)	(809,235)	(130,244)	(501,655)	(369,085)	(111,326)
Fees paid indirectly (Note 7)	–	(8,768)	(34,125)	–	–

Net expenses	356,805	1,022,843	4,576,322	3,226,832	6,094,146

Net investment income (loss)	17,900	(572,517)	4,454,453	8,973,663	27,364,540

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	7,771	10,789,581	60,350,040	54,094,833	6,195,256
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	–
Net realized gain (loss) on futures contracts	–	–	2,860,227	5,906,160	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	(72)	–	(124,488)

Net realized gain (loss) on investments and foreign currencies	7,771	10,789,581	63,210,195	60,000,993	6,070,768

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	14,098,335	49,630,182	38,456,260	(35,250,003)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	(319,041)	(549,575)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	(21)	–	(50,120)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	–	14,098,335	49,311,120	37,906,685	(35,300,123)

Net realized and unrealized gain (loss) on investments and foreign currencies	7,771	24,887,916	112,521,315	97,907,678	(29,229,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,671	$24,315,399	$116,975,768	$106,881,341	$(1,864,815)

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$4,681	$–	$(5,752)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,984,727	$3,989,339	$380,861	$273,299	$5,012,690	$3,919,672	$13,759,112	$14,697,214
Net realized gain (loss) on investments and foreign currencies	14,760,265	9,898,951	4,781,360	2,397,848	9,156,128	4,539,138	5,721,536	12,561,261
Net unrealized gain (loss) on investments and foreign currencies	24,538,525	12,034,353	5,550,009	5,175,905	(3,924,840)	6,808,431	(34,502,375)	15,019,252

Net increase (decrease) in net assets resulting from operations	43,283,517	25,922,643	10,712,230	7,847,052	10,243,978	15,267,241	(15,021,727)	42,277,727

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,428,478)	(3,690,313)	(273,434)	(222,718)	(4,151,140)	(3,219,194)	(16,851,636)	(13,012,553)
Net realized gain on securities	–	–	–	–	(3,997,840)	(929,328)	(10,498,195)	(2,108,930)

Total distributions to shareholders	(4,428,478)	(3,690,313)	(273,434)	(222,718)	(8,148,980)	(4,148,522)	(27,349,831)	(15,121,483)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	46,623,084	106,211,037	243,262	7,990,186	58,131,105	71,305,412	177,453,805	177,376,649

TOTAL INCREASE (DECREASE) IN NET ASSETS	85,478,123	128,443,367	10,682,058	15,614,520	60,226,103	82,424,131	135,082,247	204,532,893
NET ASSETS:
Beginning of period	313,654,553	185,211,186	59,412,705	43,798,185	202,134,332	119,710,201	637,701,255	433,168,362

End of period†	$399,132,676	$313,654,553	$70,094,763	$59,412,705	$262,360,435	$202,134,332	$772,783,502	$637,701,255

† Includes accumulated undistributed net investment income (loss) of	$4,250,318	$4,277,620	$379,793	$271,133	$5,720,016	$4,049,542	$17,220,154	$16,837,062

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,655,379	$17,415,569	$5,585,195	$8,875,773	$2,428,210	$2,025,311	$47,783	$62,880
Net realized gain (loss) on investments and foreign currencies	4,800,648	4,391,254	39,660,819	(46,840,813)	15,957,269	6,340,104	14,200,423	3,202,780
Net unrealized gain (loss) on investments and foreign currencies	(7,315,119)	12,323,273	41,090,581	22,277,763	20,915,484	11,325,370	6,005,422	7,093,395

Net increase (decrease) in net assets resulting from operations	17,140,908	34,130,096	86,336,595	(15,687,277)	39,300,963	19,690,785	20,253,628	10,359,055

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(17,421,859)	(19,920,886)	(10,343,419)	(9,949,170)	(2,012,482)	(1,632,027)	(140,998)	–
Net realized gain on securities	–	–	–	–	–	–	(1,557,189)	–

Total distributions to shareholders	(17,421,859)	(19,920,886)	(10,343,419)	(9,949,170)	(2,012,482)	(1,632,027)	(1,698,187)	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	57,214,111	8,228,460	(44,696,736)	(66,513,519)	536,991	(18,736,997)	(28,756,051)	(28,844,812)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,933,160	22,437,670	31,296,440	(92,149,966)	37,825,472	(678,239)	(10,200,610)	(18,485,757)
NET ASSETS:
Beginning of period	284,817,560	262,379,890	493,206,662	585,356,628	150,682,194	151,360,433	142,785,087	161,270,844

End of period†	$341,750,720	$284,817,560	$524,503,102	$493,206,662	$188,507,666	$150,682,194	$132,584,477	$142,785,087

† Includes accumulated undistributed net investment income (loss) of	$19,340,117	$17,059,073	$6,096,904	$8,120,182	$2,438,034	$2,020,903	$(12,654)	$63,489

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND		SMALL CAP GROWTH FUND
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,069,344	$2,578,615	$8,299,612	$7,075,680	$17,900	$19,792	$(572,517)	$(406,965)
Net realized gain (loss) on investments and foreign currencies	75,464,225	14,535,766	21,861,227	12,705,261	7,771	4,374	10,789,581	6,366,258
Net unrealized gain (loss) on investments and foreign currencies	105,475,633	69,761,905	17,384,504	17,434,144	–	–	14,098,335	3,988,403

Net increase (decrease) in net assets resulting from operations	184,009,202	86,876,286	47,545,343	37,215,085	25,671	24,166	24,315,399	9,947,696

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,119,387)	(3,159,891)	(7,680,482)	(6,217,964)	(17,900)	(19,792)	–	–
Net realized gain on securities	–	–	(7,772,482)	–	–	–	(7,237,663)	(5,832,710)

Total distributions to shareholders	(3,119,387)	(3,159,891)	(15,452,964)	(6,217,964)	(17,900)	(19,792)	(7,237,663)	(5,832,710)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(15,374,129)	(5,586,840)	121,745,755	140,913,798	(1,627,749)	(26,980,877)	3,786,342	(1,793,136)

TOTAL INCREASE (DECREASE) IN NET ASSETS	165,515,686	78,129,555	153,838,134	171,910,919	(1,619,978)	(26,976,503)	20,864,078	2,321,850
NET ASSETS:
Beginning of period	694,094,999	615,965,444	452,346,856	280,435,937	187,430,436	214,406,939	81,161,084	78,839,234

End of period†	$859,610,685	$694,094,999	$606,184,990	$452,346,856	$185,810,458	$187,430,436	$102,025,162	$81,161,084

† Includes accumulated undistributed net investment income (loss) of	$2,855,328	$1,394,021	$9,256,467	$7,450,213	$(5,309)	$(5,309)	$(398,973)	$(268,082)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,454,453	$2,352,862	$8,973,663	$8,739,723	$27,364,540	$24,236,169
Net realized gain (loss) on investments and foreign currencies	63,210,195	1,925,372	60,000,993	47,286,481	6,070,768	13,806,211
Net unrealized gain (loss) on investments and foreign currencies	49,311,120	22,139,067	37,906,685	42,933,339	(35,300,123)	15,962,194

Net increase (decrease) in net assets resulting from operations	116,975,768	26,417,301	106,881,341	98,959,543	(1,864,815)	54,004,574

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,336,976)	(3,802,695)	(8,741,440)	(9,018,906)	(25,186,964)	(27,774,842)
Net realized gain on securities	(7,955,107)	(12,532,776)	–	–	(6,110,758)	–

Total distributions to shareholders	(10,292,083)	(16,335,471)	(8,741,440)	(9,018,906)	(31,297,722)	(27,774,842)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(5,789,058)	(8,359,325)	(118,268,296)	(146,834,770)	97,701,951	97,841,376

TOTAL INCREASE (DECREASE) IN NET ASSETS	100,894,627	1,722,505	(20,128,395)	(56,894,133)	64,539,414	124,071,108
NET ASSETS:
Beginning of period	406,470,876	404,748,371	599,500,478	656,394,611	624,863,135	500,792,027

End of period†	$507,365,503	$406,470,876	$579,372,083	$599,500,478	$689,402,549	$624,863,135

† Includes accumulated undistributed net investment income (loss) of	$4,399,224	$2,143,132	$8,966,748	$8,729,498	$27,066,467	$25,060,609

See Notes to Financial Statements

VALIC Company II

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Opportunities Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II Mutual Funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board” or the “Trustees”) , etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of August 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended August 31, 2013, the High Yield Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. As of August 31, 2013, the High Yield Bond Fund had open forward contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the year ended August 31, 2013, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to attempt to increase or decrease exposure to equity markets. As of August 31, 2013, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

The following tables represent the value of derivatives held as of August 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the year ended August 31, 2013:

	High Yield Bond Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location Value	Value
Foreign Exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$9,710	Unrealized depreciation on forward foreign currency contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Foreign Exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$19,039	$13,912

(1)	The Fund’s derivative contracts held during the year ended August 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward currency contracts was $570,965.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Small Cap Value Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location Value	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$58,800

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)(3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$2,860,227	$(319,041)

(1)	The Fund’s derivative contracts held during the year ended August 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $8,355,468.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(119,084) as reported in the Portfolio of Investments.

	Socially Responsible Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location Value	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$60,480

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statements of Operations	Realized Gain (Loss) on Derivatives Recognized in Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statements of Operations
Equity contracts(2)(3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$5,906,160	$(549,575)

(1)	The Fund’s derivative contracts held during the year ended August 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $23,639,686.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(478,912) as reported in the Portfolio of Investments.

C. Structured Securities

Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of August 31, 2013, none of the Funds had open structured securities.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to credit risk, illiquidity risk and market risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contract. Illiquidity risk arises because structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

D. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

E. Mortgage-Backed Dollar Rolls

During the year ended August 31, 2013, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond Fund and the Strategic Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended August 31, 2013, the Core Bond Fund and the Strategic Bond Fund had realized gains (losses) from mortgage-backed dollar rolls of $(277,268) and $(49,048) respectively.

F. When-Issued Securities and Forward Commitments

The Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended August 31, 2013, the Core Bond Fund and the Strategic Bond Fund purchased and/or sold when-issued securities.

G. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

H. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

As of August 31, 2013, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Money Market II	8.21%	$12,361,000
Socially Responsible	2.36	3,558,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated August 30, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $150,637,000, a repurchase price of $150,637,000 and maturity date of September 3, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.88%	06/30/2015	$149,095,000	$153,652,685

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

I. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. For the Lifestyle Funds, distributions from income from underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries tax regulation require that taxes be paid on capital gains realized by the Funds.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statements of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statements of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 — 2012 or expected to be taken in each Fund’s 2013 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

J. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

K. New Accounting Pronouncements

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”, which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the first $300 million
0.45% on assets over $500 million

VALIC has entered into sub-advisory agreements with the following:

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Mid Cap Growth Fund.

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Metropolitan West Capital Management, LLC (“MetWest Capital”)—subadviser for a portion of the Small Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Robeco Investment Management, Inc. (“Robeco”)—subadviser for a portion of the Mid Cap Value Fund.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Money Market II Fund, and the Socially Responsible Fund.

The Boston Company Asset Management, LLC (“The Boston Co.”)—subadviser for the Capital Appreciation Fund and a portion of the Large Cap Value Fund.

Tocqueville Asset Management, LP (“Tocqueville”)—subadviser for a portion of the Mid Cap Value Fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global”)—subadviser for a portion of the International Opportunities Fund.

Wellington Management Company LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average daily net assets through December 31, 2014. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

For the year ended August 31, 2013, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$179,625
Capital Appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	105,778
Conservative Growth Lifestyle . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	141,399
Core Bond . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	439,039
High Yield Bond . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	160,730
International Opportunities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,625,037
Large Cap Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	179,946
Mid Cap Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	433,146
Mid Cap Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	255,181
Moderate Growth Lifestyle . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	235,517
Money Market II . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	183,130
Small Cap Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	130,244
Small Cap Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	501,655
Socially Responsible . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	369,085
Strategic Bond . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	111,326

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the year ended August 31, 2013, VALIC voluntarily waived fees and/or reimbursed expenses of $626,105 for the Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended August 31, 2013, VC II expensed $3,295,543 for accounting and administrative services.

VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. VALIC receives from the Series and VCI an annual fee of $132,510, which is allocated to each Fund based on shareholder accounts. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their “Institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. In addition to the above, VALIC provides “Blue Sky” registration and reporting for the Fund to offer shares in applicable states and to effect and maintain, as the case may be, including but not limited to, the qualification of shares of the Fund that are sold outside of the variable annuity or variable universal life and are for sale under the securities laws of the jurisdictions to qualified plans. For the year ended August 31, 2013, VC II expensed $24,178 in transfer agency and services fees.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the year ended August 31, 2013, VC II expensed $11,769,804 in shareholder service expenses.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to five different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the year ended August 31, 2013, VC II has deferred $16,490 of trustee compensation.

At August 31, 2013, VALIC, through its insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Aggressive Growth Lifestyle . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100.00%
Capital Appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	100.00%
Conservative Growth Lifestyle . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100.00%
Core Bond . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	100.00%
High Yield Bond . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	99.95%
International Opportunities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100.00%
Large Cap Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	100.00%
Mid Cap Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	100.00%
Mid Cap Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	99.76%
Moderate Growth Lifestyle . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	100.00%
Money Market II . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	100.00%
Small Cap Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	100.00%
Small Cap Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	100.00%
Socially Responsible . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	100.00%
Strategic Bond . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	99.94%

As disclosed in the portfolio of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of August 31, 2013, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2012	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/2013
VALIC Co. I Blue Chip Growth Fund	$6,649	$—	$8,486,857	$4,774,207	$81,502	$43,794	$2,348,238	$15,571,594
VALIC Co. I Capital Conservation Fund	133,892	—	16,558,371	133,892	13,665,340	381,660	(599,312)	2,809,271
VALIC Co. I Dividend Value Fund	488,766	—	24,981,634	9,781,692	4,341,448	1,166,923	4,282,812	35,871,613
VALIC Co. I Emerging Economies Fund	263,851	—	23,424,055	24,457,441	361,748	(2,485)	(1,125,341)	46,391,922
VALIC Co. I Foreign Value Fund	139,286	—	—	4,605,633	239,367	4,560	557,582	4,928,408
VALIC Co. I Global Real Estate Fund	298,582	543,802	11,675,272	12,248,063	864,853	266,549	(310,230)	23,014,801
VALIC Co. I Government Securities Fund	172,349	36,359	15,721,779	208,707	11,753,224	(81,894)	(375,375)	3,719,993
VALIC Co. I Inflation Protected Fund	64,390	—	2,472,692	117,229	2,555,657	150,569	(184,833)	—
VALIC Co. I International Equities Fund	195,686	—	6,796,238	6,063,147	228,026	42,415	1,106,933	13,780,707
VALIC Co. I International Growth Fund	113,564	—	7,027,629	326,321	54,345	6,752	1,067,477	8,373,834
VALIC Co. I Mid Cap Index Fund	—	—	—	17,101,328	—	—	600,022	17,701,350
VALIC Co. I Mid Cap Strategic Growth Fund	—	31,588	1,236,180	67,298	28,976	589	295,643	1,570,734
VALIC Co. I Nasdaq-100 Index Fund	45,639	233,312	10,102,639	779,905	174,165	12,162	947,574	11,668,115

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2012	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/2013
VALIC Co. I Science & Technology Fund	$—	$—	$8,394,957	$1,635,006	$83,432	$23,713	$1,807,114	$11,777,358
VALIC Co. I Small Cap Index Fund	—	—	—	8,538,261	—	—	654,053	9,192,314
VALIC Co. I Small Cap Special Values Fund	45,036	—	3,005,040	4,697,919	50,476	16,084	1,652,176	9,320,743
VALIC Co. I Stock Index Fund	1,101,318	977,969	73,534,032	41,718,925	65,031,149	7,053,822	1,980,807	59,256,437
VALIC Co. I Value Fund	—	—	—	1,856,425	7,587	515	327,975	2,177,328
VALIC Co. II Capital Appreciation Fund	50,763	—	10,971,851	346,149	165,467	78,482	1,872,341	13,103,356
VALIC Co. II Core Bond Fund	792,238	493,547	44,421,650	14,352,061	31,415,596	1,077,573	(2,710,560)	25,725,128
VALIC Co. II High Yield Bond Fund	232,641	—	2,049,115	5,503,875	277,424	4,816	(26,994)	7,253,388
VALIC Co. II Large Cap Value Fund	—	—	—	5,196,072	69,186	5,674	720,495	5,853,055
VALIC Co. II Mid Cap Growth Fund	4,669	51,567	4,163,987	206,602	9,405	1,463	667,642	5,030,289
VALIC Co. II Mid Cap Value Fund	110,442	—	16,906,034	9,880,367	205,010	107,916	6,163,151	32,852,458
VALIC Co. II Small Cap Growth Fund	—	406,206	3,461,999	1,603,877	387,637	(7,947)	881,185	5,551,477
VALIC Co. II Small Cap Value Fund	85,028	289,437	2,839,845	13,779,231	147,197	11,419	3,280,564	19,763,862
VALIC Co. II Strategic Bond Fund	—	—	15,433,599	7,029,432	15,577,716	1,331,354	(1,342,614)	6,874,055

	$4,344,789	$3,063,787	$313,665,455	$197,009,065	$147,775,933	$11,696,478	$24,538,525	$399,133,590

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2012	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/2013
VALIC Co. I Blue Chip Growth Fund	$2,194	$—	$2,831,477	$1,735,159	$11,850	$2,247	$813,516	$5,370,549
VALIC Co. I Capital Conservation Fund	216,642	—	17,105,558	406,322	9,953,519	285,798	(679,487)	7,164,672
VALIC Co. I Dividend Value Fund	144,701	—	7,164,897	3,341,399	1,642,003	418,108	1,201,653	10,484,054
VALIC Co. I Emerging Economies Fund	67,970	—	5,065,325	15,617,769	—	—	(1,086,780)	19,596,314
VALIC Co. I Foreign Value Fund	42,947	—	—	2,208,889	37,557	1,657	276,989	2,449,978
VALIC Co. I Global Real Estate Fund	70,329	128,088	2,251,313	5,867,619	775,575	265,707	(479,770)	7,129,294
VALIC Co. I Government Securities Fund	177,351	37,415	11,391,549	313,904	5,567,605	159,641	(640,089)	5,657,400
VALIC Co. I Inflation Protected Fund	444,835	—	16,696,580	1,375,619	5,424,015	592,094	(1,666,813)	11,573,465
VALIC Co. I International Equities Fund	24,414	—	829,113	1,718,524	69,729	1,240	181,586	2,660,734
VALIC Co. I International Government Bond Fund	97,771	74,081	2,803,342	240,524	2,877,023	(77,754)	(89,089)	—
VALIC Co. I International Growth Fund	23,005	—	1,375,763	143,647	34,410	5,056	210,439	1,700,495
VALIC Co. I Mid Cap Index Fund	—	—	—	7,636,693	—	—	268,235	7,904,928
VALIC Co. I Nasdaq-100 Index Fund	3,984	20,367	868,113	1,751,299	11,196	952	273,277	2,882,445
VALIC Co. I Science & Technology Fund	—	—	824,065	1,290,477	7,330	2,106	325,115	2,434,433
VALIC Co. I Small Cap Index Fund	—	—	—	3,822,856	—	—	292,015	4,114,871
VALIC Co. I Small Cap Special Values Fund	8,056	—	—	1,460,904	—	—	281,499	1,742,403
VALIC Co. I Stock Index Fund	374,361	332,432	22,445,696	32,708,707	35,580,569	3,324,645	394,109	23,292,588
VALIC Co. I Value Fund	—	—	—	535,928	833	105	95,466	630,666
VALIC Co. II Capital Appreciation Fund	13,512	—	2,874,238	196,834	836,569	407,309	66,475	2,708,287
VALIC Co. II Core Bond Fund	1,322,638	823,974	69,109,526	52,458,944	59,757,614	1,715,551	(4,871,532)	58,654,875
VALIC Co. II High Yield Bond Fund	793,839	—	13,485,087	6,443,158	295,763	18,729	(93,523)	19,557,688
VALIC Co. II Large Cap Value Fund	—	—	—	1,703,221	48,992	4,018	319,529	1,977,776
VALIC Co. II Mid Cap Growth Fund	889	9,819	773,611	72,538	20,093	2,825	123,045	951,926
VALIC Co. II Mid Cap Value Fund	35,314	—	5,414,625	3,442,563	—	—	2,044,623	10,901,811
VALIC Co. II Small Cap Growth Fund	—	29,668	—	392,029	52,264	(3,703)	53,032	389,094
VALIC Co. II Small Cap Value Fund	21,205	72,181	—	4,300,211	—	—	804,726	5,104,937
VALIC Co. II Strategic Bond Fund	1,363,083	330,705	18,834,596	29,745,223	1,095,779	171,067	(2,343,086)	45,312,021

	$5,249,040	$1,858,730	$202,144,474	$180,930,960	$124,100,288	$7,297,398	$(3,924,840)	$262,347,704

†	Includes reinvestment of distributions paid.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Market Value at 08/31/2012	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/2013
VALIC Co. I Blue Chip Growth Fund	$7,893	$—	$10,520,022	$5,376,934	$901,491	$308,083	$2,479,493	$17,783,041
VALIC Co. I Capital Conservation Fund	297,611	—	28,427,325	457,526	17,643,779	570,533	(1,145,304)	10,666,301
VALIC Co. I Dividend Value Fund	559,938	—	29,154,627	10,981,484	9,697,533	2,583,254	3,592,350	36,614,182
VALIC Co. I Emerging Economies Fund	268,029	—	22,809,811	36,760,051	—	—	(2,174,561)	57,395,301
VALIC Co. I Foreign Value Fund	148,777	—	—	6,169,685	179,985	5,859	764,603	6,760,162
VALIC Co. I Global Real Estate Fund	303,004	551,855	11,411,305	16,701,359	1,596,655	730,324	(962,290)	26,284,043
VALIC Co. I Government Securities Fund	320,247	67,560	25,317,560	525,897	15,043,869	329,442	(1,215,154)	9,913,876
VALIC Co. I Inflation Protected Fund	435,836	—	16,577,466	1,049,137	6,332,798	679,761	(1,668,795)	10,304,771
VALIC Co. I International Equities Fund	173,570	—	5,975,838	10,896,377	149,240	(2,524)	1,260,418	17,980,869
VALIC Co. I International Government Bond Fund	109,518	82,981	3,182,458	226,422	3,221,761	(87,143)	(99,976)	—
VALIC Co. I International Growth Fund	107,409	—	6,616,278	371,499	42,931	5,639	1,011,206	7,961,691
VALIC Co. I Mid Cap Index Fund	—	—	—	21,420,174	—	—	752,325	22,172,499
VALIC Co. I Mid Cap Strategic Growth Fund	—	27,208	1,067,244	40,042	67,503	1,882	246,200	1,287,865
VALIC Co. I Nasdaq-100 Index Fund	46,852	239,509	10,345,941	2,255,521	42,721	3,165	1,161,537	13,723,443
VALIC Co. I Science & Technology Fund	—	—	9,562,716	2,828,137	7,691	2,226	2,220,119	14,605,507
VALIC Co. I Small Cap Index Fund	—	—	—	11,427,205	—	—	873,214	12,300,419
VALIC Co. I Small Cap Special Values Fund	42,142	—	2,297,625	5,075,194	—	—	1,565,531	8,938,350
VALIC Co. I Stock Index Fund	1,378,566	1,224,165	82,933,808	64,538,303	84,974,255	9,687,129	1,692,490	73,877,475
VALIC Co. I Value Fund	—	—	—	2,271,645	6,218	422	398,308	2,664,157
VALIC Co. II Capital Appreciation Fund	55,605	—	11,939,869	643,451	379,966	173,893	1,961,620	14,338,867
VALIC Co. II Core Bond Fund	2,062,474	1,284,876	96,300,997	59,804,822	52,317,867	2,377,513	(7,521,152)	98,644,313
VALIC Co. II High Yield Bond Fund	1,075,535	—	17,122,086	6,063,459	—	—	(55,494)	23,130,051
VALIC Co. II Large Cap Value Fund	—	—	—	5,173,396	142,014	11,722	897,898	5,941,002
VALIC Co. II Mid Cap Growth Fund	5,179	57,194	4,575,853	371,895	3,482	489	753,970	5,698,725
VALIC Co. II Mid Cap Value Fund	141,165	—	23,235,946	11,442,072	9,359	4,768	8,144,412	42,817,839
VALIC Co. II Small Cap Growth Fund	—	357,589	2,870,460	1,612,599	303,116	(38,938)	805,684	4,946,689
VALIC Co. II Small Cap Value Fund	86,435	294,227	2,267,144	14,930,851	—	—	3,361,473	20,559,468
VALIC Co. II Strategic Bond Fund	1,210,530	293,695	27,851,265	12,938,365	217,804	32,869	(1,715,621)	38,889,074

	$8,836,315	$4,480,859	$452,363,644	$312,353,502	$193,282,038	$17,380,368	$17,384,504	$606,199,980

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended August 31, 2013 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$189,600,489	$147,775,933	$—	$—
Capital Appreciation	29,334,215	27,960,977	—	—
Conservative Growth Lifestyle	173,823,190	124,100,288	—	—
Core Bond	870,978,574	759,825,401	404,059,281	335,520,427
High Yield Bond	181,562,859	110,398,837	—	—
International Opportunities	314,736,984	364,242,383	—	—
Large Cap Value	90,597,585	88,772,803	—	—
Mid Cap Growth	144,061,614	172,730,738	—	—
Mid Cap Value	347,292,418	359,414,197	—	—
Moderate Growth Lifestyle	299,036,328	193,282,038	—	—
Small Cap Growth	59,162,356	63,989,145	—	—
Small Cap Value	376,182,978	384,133,594	660,263	785,000
Socially Responsible	214,470,598	314,684,491	—	—
Strategic Bond	1,038,656,952	889,749,893	151,956,144	176,611,170

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, contingent payment debt instruments, inflation-indexed securities, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at August 31, 2013.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$354,727,192	$52,160,443	$(7,754,045)	$44,406,398
Capital Appreciation	56,743,162	14,026,111	(689,010)	13,337,101
Conservative Growth Lifestyle	254,755,618	13,024,571	(5,432,485)	7,592,086
Core Bond	813,915,318	5,061,612	(20,179,714)	(15,118,102)
High Yield Bond	333,980,844	11,934,064	(12,443,579)	(509,515)
International Opportunities	437,789,002	90,345,172	(16,001,127)	74,344,045
Large Cap Value	154,536,179	35,096,898	(1,514,504)	33,582,394
Mid Cap Growth	114,416,121	20,390,255	(2,236,538)	18,153,717
Mid Cap Value	710,406,507	165,747,319	(15,813,757)	149,933,562
Moderate Growth Lifestyle	558,212,184	59,372,806	(11,385,010)	47,987,796
Money Market II	190,232,142	—	—	—
Small Cap Growth	84,410,732	22,146,957	(4,641,014)	17,505,943
Small Cap Value	427,526,813	98,032,119	(19,723,805)	78,308,314
Socially Responsible	466,575,390	121,546,734	(9,371,501)	112,175,233
Strategic Bond	702,340,201	7,418,075	(27,541,411)	(20,123,336)

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2013 and the tax character of distributions paid during the year ended August 31, 2013 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long- Term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$5,633,754	$3,054,279	$44,406,398	$4,428,478	$—
Capital Appreciation	382,276	(9,961,093)	13,337,101	273,434	—
Conservative Growth Lifestyle	9,716,705	4,100,935	7,592,086	4,440,622	3,708,358
Core Bond	20,149,056	3,719,865	(15,118,102)	24,934,900	2,414,931
High Yield Bond	19,808,145	(28,408,612)	(509,612)	17,421,859	—
International Opportunities	7,278,330	(176,539,704)	74,204,923	10,343,419	—
Large Cap Value	2,420,156	(83,642,018)	33,582,394	2,012,482	—
Mid Cap Growth	3,661,344	10,032,826	18,153,686	130,631	1,567,556
Mid Cap Value	3,189,839	56,264,521	149,933,387	3,119,387	—
Moderate Growth Lifestyle	16,065,393	12,265,353	47,987,796	7,680,482	7,772,482
Money Market II	1,377	(281,956)	—	17,900	—
Small Cap Growth	3,070,055	6,215,327	17,505,943	—	7,237,663
Small Cap Value	20,789,182	38,486,501	78,308,293	2,336,976	7,955,107
Socially Responsible	8,980,364	(83,303,750)	112,175,233	8,741,440	—
Strategic Bond	30,465,101	3,900,517	(20,175,055)	27,317,176	3,980,546

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

The tax character of distributions paid during the year ended August 31, 2012 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$3,690,313	$—
Capital Appreciation	222,718	—
Conservative Growth Lifestyle	3,219,194	929,328
Core Bond	13,634,597	1,486,886
High Yield Bond	19,920,886	—
International Opportunities	9,949,170	—
Large Cap Value	1,632,027	—
Mid Cap Growth	—	—
Mid Cap Value	3,159,891	—
Moderate Growth Lifestyle	6,217,964	—
Money Market II	19,792	—
Small Cap Growth	—	5,832,710
Small Cap Value	16,335,471	—
Socially Responsible	9,018,906	—
Strategic Bond	27,774,842	—

As of August 31, 2013, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†		Unlimited†
Fund	2017	2018	ST	LT
Aggressive Growth Lifestyle	$—	$—	$—	$—
Capital Appreciation	—	9,961,093	—	—
Conservative Growth Lifestyle	—	—	—	—
Core Bond	—	—	—	—
High Yield Bond	—	28,408,612	—	—
International Opportunities	37,862,866	127,167,902	11,508,936	—
Large Cap Value	37,706,867	45,935,151	—	—
Mid Cap Growth	—	—	—	—
Mid Cap Value	—	—	—	—
Moderate Growth Lifestyle	—	—	—	—
Money Market II	281,956	—	—	—
Small Cap Growth	—	—	—	—
Small Cap Value	—	—	—	—
Socially Responsible	—	83,303,750	—	—
Strategic Bond	—	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Aggressive Growth Lifestyle	$8,940,662
Capital Appreciation	3,960,196
Conservative Growth Lifestyle	—
Core Bond	—
High Yield Bond	4,669,922

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Capital Loss Carryforward Utilized
International Opportunities	$—
Large Cap Value	14,085,020
Mid Cap Growth	—
Mid Cap Value	15,496,365
Moderate Growth Lifestyle	—
Money Market II	7,771
Small Cap Growth	—
Small Cap Value	—
Socially Responsible	58,780,858
Strategic Bond	—

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2013, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$250,931	$—	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	165,255	—	—
Core Bond	—	3,078,766	—
High Yield Bond	—	—	—
International Opportunities	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	114,093	—	—
Mid Cap Value	—	—	—
Moderate Growth Lifestyle	376,521	—	—
Money Market II	—	—	—
Small Cap Growth	394,324	—	—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	144,525	—

For the period ended August 31, 2013, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, foreign capital gains tax, partnership sales, disposition of passive foreign investment companies securities, distributions from Regulated Investment Companies, sales of contingent payment debt instruments, distribution reclasses, fair fund payments, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Aggressive Growth Lifestyle	$416,449	$(416,449)	$—
Capital Appreciation	1,233	(1,233)	—
Conservative Growth Lifestyle	808,924	(808,924)	—
Core Bond	3,475,616	(3,475,616)	—
High Yield Bond	47,524	(47,524)	—
International Opportunities	2,734,946	(2,734,946)	—
Large Cap Value	1,403	(1,403)	—
Mid Cap Growth	17,072	(17,072)	—
Mid Cap Value	1,511,350	(1,511,350)	—
Moderate Growth Lifestyle	1,187,124	(1,187,124)	—
Money Market II	—	—	—
Small Cap Growth	441,626	(441,626)	—
Small Cap Value	138,615	(138,615)	—
Socially Responsible	5,027	(5,027)	—
Strategic Bond	(171,718)	171,718	—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the year ended August 31, 2013		For the year ended August 31, 2012		For the year ended August 31, 2013		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,686,155	$66,081,617	13,856,369	$121,868,956	658,980	$7,718,439	1,245,248	$12,800,980
Reinvested dividends	471,616	4,428,478	441,425	3,690,313	24,926	273,434	23,718	222,718
Shares redeemed	(2,432,223)	(23,887,011)	(2,208,950)	(19,348,232)	(657,156)	(7,748,611)	(500,000)	(5,033,512)

Net increase (decrease)	4,725,548	$46,623,084	12,088,844	$106,211,037	26,750	$243,262	768,966	$7,990,186

	Conservative Growth Lifestyle				Core Bond
	For the year ended August 31, 2013		For the year ended August 31, 2012		For the year ended August 31, 2013		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,083,898	$98,521,522	7,421,910	$86,104,374	29,317,730	$323,066,644	22,552,041	$248,404,019
Reinvested dividends	688,840	8,148,980	376,113	4,148,522	2,477,340	27,349,831	1,414,545	15,121,483
Shares redeemed	(3,969,183)	(48,539,397)	(1,644,608)	(18,947,484)	(15,400,498)	(172,962,670)	(7,816,232)	(86,148,853)

Net increase (decrease)	4,803,555	$58,131,105	6,153,415	$71,305,412	16,394,572	$177,453,805	16,150,354	$177,376,649

	High Yield Bond				International Opportunities
	For the year ended August 31, 2013		For the year ended August 31, 2012		For the year ended August 31, 2013		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,677,988	$97,622,829	6,735,105	$49,413,970	2,335,665	$31,701,189	2,825,552	$31,726,439
Reinvested dividends	2,326,016	17,421,859	2,866,314	19,920,886	826,152	10,343,419	930,699	9,949,170
Shares redeemed	(7,484,341)	(57,830,577)	(8,342,933)	(61,106,396)	(6,652,512)	(86,741,344)	(9,147,195)	(108,189,128)

Net increase (decrease)	7,519,663	$57,214,111	1,258,486	$8,228,460	(3,490,695)	$(44,696,736)	(5,390,944)	$(66,513,519)

	Large Cap Value				Mid Cap Growth
	For the year ended August 31, 2013		For the year ended August 31, 2012		For the year ended August 31, 2013		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,759,527	$22,821,556	942,158	$10,053,815	1,239,921	$11,587,152	1,582,065	$12,657,812
Reinvested dividends	167,567	2,012,482	155,136	1,632,027	205,841	1,698,187	—	—
Shares redeemed	(1,844,918)	(24,297,047)	(2,727,377)	(30,422,839)	(4,748,239)	(42,041,390)	(5,027,143)	(41,502,624)

Net increase (decrease)	82,176	$536,991	(1,630,083)	$(18,736,997)	(3,302,477)	$(28,756,051)	(3,445,078)	$(28,844,812)

	Mid Cap Value				Moderate Growth Lifestyle
	For the year ended August 31, 2013		For the year ended August 31, 2012		For the year ended August 31, 2013		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,865,409	$72,167,204	3,865,883	$61,663,748	10,338,490	$141,105,325	12,605,779	$158,023,935
Reinvested dividends	171,584	3,119,387	206,125	3,159,891	1,184,136	15,452,964	520,767	6,217,964
Shares redeemed	(4,451,176)	(90,660,720)	(4,286,327)	(70,410,479)	(2,549,950)	(34,812,534)	(1,880,789)	(23,328,101)

Net increase (decrease)	(414,183)	$(15,374,129)	(214,319)	$(5,586,840)	8,972,676	$121,745,755	11,245,757	$140,913,798

	Money Market II				Small Cap Growth
	For the year ended August 31, 2013		For the year ended August 31, 2012		For the year ended August 31, 2013		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	77,063,382	$77,063,382	87,501,024	$87,501,024	1,076,871	$15,564,509	1,089,423	$14,064,663
Reinvested dividends	17,900	17,900	19,792	19,792	589,867	7,237,663	474,204	5,832,710
Shares redeemed	(78,709,031)	(78,709,031)	(114,501,692)	(114,501,693)	(1,359,114)	(19,015,830)	(1,661,370)	(21,690,509)

Net increase (decrease)	(1,627,749)	$(1,627,749)	(26,980,876)	$(26,980,877)	307,624	$3,786,342	(97,743)	$(1,793,136)

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Small Cap Value				Socially Responsible
	For the year ended August 31, 2013		For the year ended August 31, 2012		For the year ended August 31, 2013		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,297,019	$44,891,555	2,693,061	$33,054,631	496,224	$6,718,383	1,282,840	$14,453,729
Reinvested dividends	795,985	10,292,083	1,368,130	16,335,471	700,998	8,741,440	816,930	9,018,906
Shares redeemed	(4,099,660)	(60,972,696)	(4,635,701)	(57,749,427)	(9,990,591)	(133,728,119)	(14,395,121)	(170,307,405)

Net increase (decrease)	(6,656)	$(5,789,058)	(574,510)	$(8,359,325)	(8,793,369)	$(118,268,296)	(12,295,351)	$(146,834,770)

	Strategic Bond
	For the year ended August 31, 2013		For the year ended August 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	11,050,967	$129,399,292	9,020,509	$101,762,383
Reinvested dividends	2,714,460	31,297,722	2,583,706	27,774,842
Shares redeemed	(5,428,017)	(62,995,063)	(2,820,139)	(31,695,849)

Net increase (decrease)	8,337,410	$97,701,951	8,784,076	$97,841,376

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the year ended August 31, 2013, the amount of expense reductions received by each Fund used to offset the Fund’s non-affiliated expenses were as follows:

Fund	Amount
Capital Appreciation	$5,947
Large Cap Value	18,122
Mid Cap Growth	16,055
Mid Cap Value	21,079
Small Cap Growth	8,768
Small Cap Value	34,125

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund, Money Market II Fund and Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At August 31, 2013, the Funds had 26.2%, 27.9%, and 7.6%, respectively, of their net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Opportunities Fund. At August 31, 2013, the International Opportunities Fund had 22.9% and 20.1% of its net assets invested in equity securities domiciled in United Kingdom and Japan, respectively.

Each Fund, except the Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds. At August 31, 2013, the Strategic Bond Fund had 27.4% of its net assets invested in such securities.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 9 — Line of Credit

The Series and VCI have established a $85 million committed and a $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000.

For the period ended August 31, 2013, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Core Bond	2	$696	$8,755,949	1.43%
International Opportunities	39	1,079	699,296	1.42
Large Cap Value	41	265	163,145	1.43
Mid Cap Growth	1	12	302,983	1.41
Mid Cap Value	1	7	178,427	1.43
Small Cap Growth	5	32	161,760	1.43
Small Cap Value	6	272	1,140,945	1.43

At August 31, 2013, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended August 31, 2013, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees of VALIC Company II. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the year ended August 31, 2013, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/Loss
International Opportunities	$236,713	$431,363	$62,305

For the year ended August 31, 2013, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor:

Affiliated Broker	International Opportunities
UBS AG	$12,737

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund										Capital Appreciation Fund
	Year Ended August 31,										Year Ended August 31,
	2013		2012		2011		2010		2009		2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$9.22		$8.44		$7.41		$6.96		$10.63		$10.92	$9.37	$8.01	$7.51	$10.24

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.14		0.19		0.22		0.14		0.07	0.05	0.05	0.05	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	1.10		0.79		1.02		0.35		(1.71)		1.88	1.55	1.35	0.54	(2.77)
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.21		0.93		1.21		0.57		(1.57)		1.95	1.60	1.40	0.59	(2.72)

Distributions from:
Net investment income	(0.13)		(0.15)		(0.18)		(0.12)		(0.22)		(0.05)	(0.05)	(0.04)	(0.09)	(0.01)
Net realized gain on securities	–		–		–		–		(1.88)		–	–	–	–	–

Total distributions	(0.13)		(0.15)		(0.18)		(0.12)		(2.10)		(0.05)	(0.05)	(0.04)	(0.09)	(0.01)

Net asset value at end of period	$10.30		$9.22		$8.44		$7.41		$6.96		$12.82	$10.92	$9.37	$8.01	$7.51

TOTAL RETURN(a)	13.21%		11.15%		16.33%		8.11%		(10.48)%		17.93%	17.13%	17.41%	7.79%	(26.59)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.15	%(e)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.26	%(e)	1.01%	1.07%	1.03%	1.08%	1.06%
Ratio of expense reductions to average net assets	–		–		–		–		–		0.01%	0.01%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.11	%(e)	1.62	%(e)	2.26	%(e)	2.92	%(e)	2.16	%(e)	0.58%	0.53%	0.48%	0.56%	0.74%
Ratio of net investment income (loss) to average net assets(c)	1.06	%(e)	1.55	%(e)	2.18	%(e)	2.81	%(e)	2.01	%(e)	0.42%	0.32%	0.29%	0.33%	0.53%
Portfolio turnover rate	41%		44%		62%		43%		151%		44%	119%	52%	61%	54%
Number of shares outstanding at end of period (000’s)	38,755		34,029		21,941		16,549		13,454		5,470	5,443	4,674	5,069	6,456
Net assets at the end of period (000’s)	$399,133		$313,655		$185,211		$122,655		$93,696		$70,095	$59,413	$43,798	$40,601	$48,510

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund										Core Bond Fund
	Year Ended August 31,										Year Ended August 31,
	2013		2012		2011		2010		2009		2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$12.02		$11.22		$10.31		$9.60		$10.23		$11.41	$10.90	$10.68	$9.96	$10.08

Income (loss) from investment operations:
Net investment income (loss)(d)	0.26		0.29		0.34		0.39		0.33		0.23	0.30	0.38	0.42	0.51
Net realized and unrealized gain (loss) on investments and foreign currencies	0.32		0.86		0.87		0.63		(0.53)		(0.43)	0.56	0.13	0.82	0.09
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.58		1.15		1.21		1.02		(0.20)		(0.20)	0.86	0.51	1.24	0.60

Distributions from:
Net investment income	(0.24)		(0.27)		(0.30)		(0.31)		(0.26)		(0.32)	(0.30)	(0.29)	(0.52)	(0.72)
Net realized gain on securities	(0.23)		(0.08)		–		–		(0.17)		(0.20)	(0.05)	–	–	–

Total distributions	(0.47)		(0.35)		(0.30)		(0.31)		(0.43)		(0.52)	(0.35)	(0.29)	(0.52)	(0.72)

Net asset value at end of period	$12.13		$12.02		$11.22		$10.31		$9.60		$10.69	$11.41	$10.90	$10.68	$9.96

TOTAL RETURN(a)	4.93%		10.50%		11.82%		10.69%		(1.36)%		(1.95)%	8.08%	4.89%	12.95%	6.87%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.16	%(e)	0.18	%(e)	0.20	%(e)	0.23	%(e)	0.31	%(e)	0.84%	0.86%	0.88%	0.90%	0.98%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.12	%(e)	2.59	%(e)	3.05	%(e)	3.93	%(e)	3.84	%(e)	2.12%	2.79%	3.65%	4.23%	5.38%
Ratio of net investment income (loss) to average net assets(c)	2.06	%(e)	2.51	%(e)	2.95	%(e)	3.81	%(e)	3.63	%(e)	2.05%	2.70%	3.53%	4.10%	5.17%
Portfolio turnover rate	53%		36%		66%		40%		180%		175%	177%	161%	178%	134%
Number of shares outstanding at end of period (000’s)	21,622		16,819		10,665		8,001		6,004		72,290	55,895	39,745	22,810	16,054
Net assets at the end of period (000’s)	$262,360		$202,134		$119,710		$82,508		$57,659		$772,784	$637,701	$433,168	$243,578	$159,971

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund					International Opportunities Fund
	Year Ended August 31,					Year Ended August 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$7.64	$7.28	$7.36	$6.78	$8.43	$11.87	$12.47	$11.23	$10.95	$14.58

Income (loss) from investment operations:
Net investment income (loss)(d)	0.44	0.46	0.56	0.60	0.68	0.14	0.20	0.16	0.11	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.03)	0.45	(0.05)	0.60	(1.61)	2.04	(0.59)	1.21	0.33	(2.92)
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	0.41	0.91	0.51	1.20	(0.93)	2.18	(0.39)	1.37	0.44	(2.76)

Distributions from:
Net investment income	(0.42)	(0.55)	(0.59)	(0.62)	(0.72)	(0.27)	(0.21)	(0.13)	(0.16)	(0.14)
Net realized gain on securities	–	–	–	–	–	–	–	–	–	(0.73)

Total distributions	(0.42)	(0.55)	(0.59)	(0.62)	(0.72)	(0.27)	(0.21)	(0.13)	(0.16)	(0.87)

Net asset value at end of period	$7.63	$7.64	$7.28	$7.36	$6.78	$13.78	$11.87	$12.47	$11.23	$10.95

TOTAL RETURN(a)	5.46%	13.18%	7.00%	18.42%	(7.97)%	18.58%	(2.95)%	12.14%	4.04%	(17.61)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.96%	0.96%	0.96%	0.97%	0.99%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	1.01%	1.02%	1.03%	1.06%	1.16%	1.31%	1.31%	1.28%	1.26%	1.32%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	5.77%	6.26%	7.48%	8.44%	11.11%	1.08%	1.70%	1.18%	0.94%	1.71%
Ratio of net investment income (loss) to average net assets(c)	5.73%	6.20%	7.42%	8.35%	10.94%	0.76%	1.39%	0.91%	0.69%	1.40%
Portfolio turnover rate	34%	38%	47%	47%	91%	62%	164%	66%	126%	132%
Number of shares outstanding at end of period (000’s)	44,801	37,281	36,022	35,452	28,189	38,063	41,554	46,945	48,205	51,389
Net assets at the end of period (000’s)	$341,751	$284,818	$262,380	$261,050	$191,246	$524,503	$493,207	$585,357	$541,326	$562,725

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund					Mid Cap Growth Fund
	Year Ended August 31,					Year Ended August 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$11.67	$10.41	$9.26	$9.37	$12.51	$8.45	$7.93	$6.28	$5.79	$7.42

Income (loss) from investment operations:
Net investment income (loss)(d)	0.19	0.15	0.11	0.14	0.15	0.00	0.00	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currencies	2.81	1.22	1.18	(0.07)	(3.00)	1.42	0.52	1.67	0.51	(1.59)
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	3.00	1.37	1.29	0.07	(2.85)	1.42	0.52	1.65	0.49	(1.60)

Distributions from:
Net investment income	(0.16)	(0.11)	(0.14)	(0.18)	(0.29)	(0.01)	–	–	–	–
Net realized gain on securities	–	–	–	–	–	(0.10)	–	–	–	(0.03)

Total distributions	(0.16)	(0.11)	(0.14)	(0.18)	(0.29)	(0.11)	–	–	–	(0.03)

Net asset value at end of period	$14.51	$11.67	$10.41	$9.26	$9.37	$9.76	$8.45	$7.93	$6.28	$5.79

TOTAL RETURN(a)	26.02%	13.30%	13.84%	0.61%	(22.55)%	17.06%	6.56%	26.27%	8.46%	(21.43)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81%	0.81%	0.81%	0.81%	0.81%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.91%	0.93%	0.93%	0.93%	0.97%	1.18%	1.18%	1.19%	1.15%	1.25%
Ratio of expense reductions to average net assets	0.01%	0.02%	0.01%	0.00%	0.01%	0.01%	0.03%	0.02%	0.01%	0.05%
Ratio of net investment income (loss) to average net assets(b)	1.40%	1.33%	0.98%	1.41%	1.70%	0.02%	0.02%	(0.32)%	(0.33)%	(0.29)%
Ratio of net investment income (loss) to average net assets(c)	1.30%	1.21%	0.86%	1.29%	1.53%	(0.30)%	(0.31)%	(0.66)%	(0.63)%	(0.69)%
Portfolio turnover rate	53%	62%	65%	224%	182%	112%	131%	206%	76%	116%
Number of shares outstanding at end of period (000’s)	12,995	12,913	14,543	15,751	16,825	13,586	16,888	20,333	26,012	27,455
Net assets at the end of period (000’s)	$188,508	$150,682	$151,360	$145,778	$157,711	$132,584	$142,785	$161,271	$163,364	$158,841

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund					Moderate Growth Lifestyle Fund
	Year Ended August 31,					Year Ended August 31,
	2013	2012	2011	2010	2009	2013		2012		2011		2010		2009

PER SHARE DATA
Net asset value at beginning of period	$17.31	$15.28	$13.61	$12.71	$15.31	$13.10		$12.04		$10.81		$10.12		$11.40

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07	0.06	0.04	0.08	0.13	0.21		0.24		0.30		0.37		0.25
Net realized and unrealized gain (loss) on investments and foreign currencies	4.35	2.05	1.74	0.97	(2.40)	1.04		1.06		1.23		0.55		(0.96)
Net increase from payments by affiliates	–	–	–	–	–	–		–		–		–		–

Total income (loss) from investment operations	4.42	2.11	1.78	1.05	(2.27)	1.25		1.30		1.53		0.92		(0.71)

Distributions from:
Net investment income	(0.07)	(0.08)	(0.11)	(0.15)	(0.06)	(0.21)		(0.24)		(0.30)		(0.23)		(0.26)
Net realized gain on securities	–	–	–	–	(0.27)	(0.21)		–		–		–		(0.31)

Total distributions	(0.07)	(0.08)	(0.11)	(0.15)	(0.33)	(0.42)		(0.24)		(0.30)		(0.23)		(0.57)

Net asset value at end of period	$21.66	$17.31	$15.28	$13.61	$12.71	$13.93		$13.10		$12.04		$10.81		$10.12

TOTAL RETURN(a)	25.64%	13.85%	12.98%	8.21%	(14.17)%	9.76%		11.00%		14.20%		9.07%		(5.33)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.08%	1.11%	1.15%	1.11%	1.17%	0.14	%(e)	0.16	%(e)	0.17	%(e)	0.18	%(e)	0.22	%(e)
Ratio of expense reductions to average net assets	0.00%	0.01%	0.02%	0.02%	0.03%	–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.37%	0.39%	0.23%	0.54%	1.22%	1.55	%(e)	1.99	%(e)	2.47	%(e)	3.45	%(e)	2.81	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.34%	0.33%	0.13%	0.48%	1.10%	1.50	%(e)	1.93	%(e)	2.41	%(e)	3.37	%(e)	2.69	%(e)
Portfolio turnover rate	46%	70%	108%	81%	84%	36%		36%		58%		34%		175%
Number of shares outstanding at end of period (000’s)	39,686	40,101	40,315	33,097	37,634	43,504		34,532		23,286		17,832		14,009
Net assets at the end of period (000’s)	$859,611	$694,095	$615,965	$450,578	$478,457	$606,185		$452,347		$280,436		$192,841		$141,786

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund							Small Cap Growth Fund
	Year Ended August 31,							Year Ended August 31,
	2013	2012	2011		2010		2009	2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00	$13.47	$12.87	$10.20	$9.31	$11.46

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00	0.00	0.00		0.00		0.01	(0.09)	(0.07)	(0.10)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00	0.00	(0.00)		0.00		(0.00)	3.92	1.66	2.77	0.97	(1.96)
Net increase from payments by affiliates	–	–	0.00		0.00		–	–	–	–	–	–

Total income (loss) from investment operations	0.00	0.00	0.00		0.00		0.01	3.83	1.59	2.67	0.89	(2.03)

Distributions from:
Net investment income	(0.00)	(0.00)	(0.00)		(0.00)		(0.01)	–	–	–	–	–
Net realized gain on securities	–	–	–		–		–	(1.19)	(0.99)	–	–	(0.12)

Total distributions	(0.00)	(0.00)	(0.00)		(0.00)		(0.01)	(1.19)	(0.99)	–	–	(0.12)

Net asset value at end of period	$1.00	$1.00	$1.00		$1.00		$1.00	$16.11	$13.47	$12.87	$10.20	$9.31

TOTAL RETURN(a)	0.01%	0.01%	0.01	%(e)	0.01	%(e)	0.89%	31.19%	13.13%	26.18%	9.56%	(17.44)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.20%	0.19%	0.20%		0.37%		0.55%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.65%	0.65%	0.65%		0.64%		0.75%	1.31%	1.33%	1.32%	1.36%	1.49%
Ratio of expense reduction to average net assets	–	–	–		–		–	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.01%	0.01%	0.01%		0.01%		0.94%	(0.65)%	(0.52)%	(0.76)%	(0.83)%	(0.88)%
Ratio of net investment income (loss) to average net assets(c)	(0.44)%	(0.45)%	(0.44)%		(0.26)%		0.73%	(0.80)%	(0.69)%	(0.92)%	(1.03)%	(1.21)%
Portfolio turnover rate	N/A	N/A	N/A		N/A		N/A	68%	63%	79%	80%	83%
Number of shares outstanding at end of period (000’s)	186,069	187,696	214,677		214,151		253,830	6,333	6,026	6,124	4,681	4,546
Net assets at the end of period (000’s)	$185,810	$187,430	$214,407		$213,807		$253,242	$102,025	$81,161	$78,839	$47,757	$42,310

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund						Socially Responsible Fund
	Year Ended August 31,						Year Ended August 31,
	2013	2012		2011	2010	2009	2013	2012	2011		2010	2009

PER SHARE DATA
Net asset value at beginning of period	$12.68	$12.41		$10.27	$9.88	$13.75	$12.53	$10.92	$9.34		$8.93	$11.39

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13	0.07		0.04	0.06	0.15	0.21	0.16	0.13		0.12	0.14
Net realized and unrealized gain (loss) on investments and foreign currencies	3.33	0.71		2.23	0.43	(3.28)	2.31	1.60	1.57		0.44	(2.37)
Net increase from payments by affiliates	–	0.00		–	–	–	–	–	–		–	–

Total income (loss) from investment operations	3.46	0.78		2.27	0.49	(3.13)	2.52	1.76	1.70		0.56	(2.23)

Distributions from:
Net investment income	(0.07)	(0.12)		(0.13)	(0.10)	(0.12)	(0.21)	(0.15)	(0.12)		(0.15)	(0.19)
Net realized gain on securities	(0.24)	(0.39)		–	–	(0.62)	–	–	–		–	(0.04)

Total distributions	(0.31)	(0.51)		(0.13)	(0.10)	(0.74)	(0.21)	(0.15)	(0.12)		(0.15)	(0.23)

Net asset value at end of period	$15.83	$12.68		$12.41	$10.27	$9.88	$14.84	$12.53	$10.92		$9.34	$8.93

TOTAL RETURN(a)	27.78%	6.58	%(f)	22.06%	4.96%	(21.71)%	20.40%	16.34%	18.19	%(e)	6.23%	(19.20)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95%	0.95%		0.95%	0.95%	0.95%	0.56%	0.56%	0.56%		0.56%	0.56%
Ratio of expenses to average net assets(c)	1.05%	1.08%		1.07%	1.14%	1.11%	0.62%	0.63%	0.63%		0.63%	0.69%
Ratio of expense reductions to average net assets	0.01%	0.01%		0.01%	0.01%	0.00%	–	–	–		–	0.02%
Ratio of net investment income (loss) to average net assets(b)	0.91%	0.58%		0.33%	0.52%	1.77%	1.56%	1.39%	1.19%		1.20%	1.79%
Ratio of net investment income (loss) to average net assets(c)	0.81%	0.46%		0.21%	0.33%	1.60%	1.49%	1.33%	1.12%		1.13%	1.67%
Portfolio turnover rate	81%	96%		116%	132%	32%	39%	44%	81%		98%	86%
Number of shares outstanding at end of period (000’s)	32,045	32,052		32,626	33,825	34,981	39,040	47,833	60,129		72,022	73,479
Net assets at the end of period (000’s)	$507,366	$406,471		$404,748	$347,417	$345,551	$579,372	$599,500	$656,395		$672,566	$656,132

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was decreased by less than 0.01% from losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Year Ended August 31,
	2013	2012	2011	2010	2009

PER SHARE DATA
Net asset value at beginning of period	$11.78	$11.31	$11.22	$10.29	$11.10

Income (loss) from investment operations:
Net investment income (loss)(d)	0.46	0.49	0.60	0.60	0.66
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.44)	0.58	0.09	0.85	(0.60)
Net increase from payments by affiliates	–	–	–	–	–

Total income (loss) from investment operations	0.02	1.07	0.69	1.45	0.06

Distributions from:
Net investment income	(0.46)	(0.60)	(0.60)	(0.52)	(0.87)
Net realized gain on securities	(0.11)	–	–	–	–

Total distributions	(0.57)	(0.60)	(0.60)	(0.52)	(0.87)

Net asset value at end of period	$11.23	$11.78	$11.31	$11.22	$10.29

TOTAL RETURN(a)	0.03%	9.97%	6.36%	14.51%	2.23%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets(c)	0.91%	0.93%	0.95%	0.95%	1.05%
Ratio of expense reductions to average net assets	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	4.00%	4.39%	5.33%	5.65%	7.01%
Ratio of net investment income (loss) to average net assets(c)	3.98%	4.35%	5.27%	5.59%	6.85%
Portfolio turnover rate	164%	191%	144%	141%	129%
Number of shares outstanding at end of period (000’s)	61,398	53,061	44,277	41,249	34,144
Net assets at the end of period (000’s)	$689,403	$624,863	$500,792	$462,619	$351,498

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company II

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of VALIC Company II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the fifteen funds constituting VALIC Company II (the “Series’’) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

Houston, Texas

October 25, 2013

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

Approval at April 2013 Meeting

At an in-person meeting held on April 22-23, 2013, the Board of Trustees (the “Board”), including the trustees that are not interested persons of VALIC Company II (“VC II”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Robeco Investment Management, Inc. (“Robeco”) with respect to the VC II Mid Cap Value Fund (the “Fund”).

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration and approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions with their independent legal counsel, at which no representatives of management were present.

In connection with the approval of the Sub-Advisory Agreement, the Board was apprised that Robeco currently sub-advises a portion of the Fund. On February 19, 2013, Rabobank NV, the ultimate parent company that controls Robeco, announced an agreement to sell a controlling interest in Robeco Groep NV, which is Robeco’s primary parent company, to ORIX Corporation (“ORIX”). The Board was further apprised that, if the acquisition were to be completed, the transaction would be deemed a change in control of Robeco and the current Investment Sub-Advisory Agreement (“Current Agreement”) between VALIC and Robeco with respect to the Fund would therefore automatically terminate in accordance with its terms and pursuant to the 1940 Act.

The Board received materials relating to certain factors the Board considered in determining to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services provided by Robeco; (2) the sub-advisory fees charged in connection with Robeco’s management of the Fund; (3) the investment performance of the Fund; (4) the costs of services and the benefits potentially derived by Robeco; (5) whether the Fund will benefit from possible economies of scale; (6) the profitability of Robeco; and (7) the terms of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services. In determining to approve the Sub-Advisory Agreement, the Board considered the nature, quality and extent of the services provided to the Fund by Robeco. Representatives from Robeco attended the April 22-23, 2013 meeting, and responded to questions from the Independent Trustees regarding the acquisition. Representatives from Robeco informed the Board that there are no anticipated changes to Robeco’s key personnel, including the portfolio managers for the Fund. The Board also noted that Robeco’s management of the Fund will be subject to the oversight of VALIC in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. The Board considered information provided to them regarding the services provided by Robeco. The Board considered the qualifications, background and responsibilities of Robeco’s investment and compliance personnel who would be responsible for providing investment management services to the Fund.

The Board noted its continuing familiarity with the services provided by Robeco and the Board considered information provided to them regarding the services provided by Robeco, including information presented throughout the previous year. The Board considered that Robeco will continue to provide the same scope and level of services following the acquisition and in particular that Robeco will continue to (i) determine the securities to be purchased or sold on behalf of the Fund; (ii) provide VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and (iii) render regular reports to VALIC and to officers and trustees of the Fund concerning its discharge of the foregoing responsibilities. The Board considered the Fund’s history and investment experience with Robeco as well as representations made by Robeco’s management that the acquisition will not adversely impact Robeco’s operations or its ability to render services to the Fund. The Board also took into account the financial condition of Robeco and ORIX and management’s periodic updates on the Fund’s performance throughout the year relative to its benchmark and its peers.

The Board, including a majority of the Independent Trustees, concluded that the scope and quality of the sub-advisory services provided by Robeco will continue to be satisfactory and that there was a reasonable basis to conclude that Robeco would provide high quality investment services to the Fund.

Fees and Expenses; Investment Performance. The Board noted that the sub-advisory fees payable by VALIC to Robeco under the Sub-Advisory Agreement are identical to the sub-advisory fees VALIC pays Robeco under the Current Agreement. The Board noted that VALIC negotiated the sub-advisory fees with Robeco at arms-length. The Board also considered that Robeco’s sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund and that Robeco is not paid by the Fund. The Board concluded that the sub-advisory fee for the Fund is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

The Board noted that they review reports prepared by management at each quarterly meeting that discuss the overall performance of the Fund, as well as Robeco with respect to the portion of the Fund it manages. The Board noted that Robeco assumed responsibility for managing a portion of the Fund’s assets in December 2011. The Board took into account that the portion of the Fund managed by Robeco outperformed and underperformed its benchmark, the Russell Midcap Value Index, for the quarter and year ended February 28, 2013, respectively. The Board also took into account that the portion of the Fund managed by Robeco outperformed its benchmark for the 2012 calendar year. The Board took into account management’s discussion of Robeco’s performance, including the impact of market conditions on Robeco’s investment strategy and noted that management continues to monitor Robeco’s performance. The Board concluded that the overall performance of Robeco was satisfactory in light of all factors considered.

Cost of Services and Benefits Derived/Profitability. The Board noted that the sub-advisory fees would not be changing from the sub-advisory fees under the Current Agreement. In considering the anticipated profitability to Robeco in connection with its relationship to the Fund, the Board noted that the fees under the Sub-Advisory Agreements will be paid by VALIC out of the advisory fees that VALIC will receive under the Advisory Agreement and that such fees were negotiated at arms-length. For this reason, the Board determined that the anticipated profitability to Robeco from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to Robeco’s anticipated profitability and the costs of providing the services, the Board concluded that the potential for economies of scale in Robeco’s management of the Fund is not a material factor with respect to the approval of the Sub-Advisory Agreement, although the Board noted that the sub-advisory fees charged by Robeco contain breakpoints.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement, including the duties and responsibilities undertaken by Robeco. The Board noted that the terms of the Sub-Advisory Agreement will not differ from the terms of the Current Agreement except for the effective date and the term of the Sub-Advisory Agreement. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee may have attributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that it was in the best interest of the Fund and its shareholders to approve the Sub-Advisory Agreement.

Approval at August 2013 Meeting

At an in-person meeting held on August 5-6, 2013, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC II (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC II (collectively, the “Sub-advisory Agreements”): Columbia Management Investment Advisers, LLC (“Columbia”), Janus Capital Management, LLC (“Janus”), Perkins Investment Management, LLC (“Perkins”), J.P. Morgan Investment Management, Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Metropolitan West Capital Management, LLC (“Metropolitan West”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management Corp. (“SAAMCo”), The Boston Company Asset Management, Inc. (“TBCAM”), Tocqueville Asset Management, LP (“Tocqueville”), UBS Global Asset Management (“UBS”), and Wellington Management Company, LLP (“Wellington”) (collectively referred to as the “Sub-advisers”). The Advisory Agreement and Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each series of VC II (each a “Fund,” and collectively, the “Funds”), compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-Adviser Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”); (4) the costs of services and the benefits potentially derived by VALIC, the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SAAMCo, an affiliated Sub-Adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in an executive session held on July 15, 2013 special meeting and executive sessions held during the August 2013 meeting during which such independent counsel provided guidance to the Independent Trustees. The continuation of all Advisory Contracts were approved at the August 2013 meeting for a one-year term beginning September 1, 2013 and ending August 31, 2014.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC II. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC II, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC II is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC II’s prospectus and statement of additional information. It was noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes designed to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC II, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Trustees of VC II concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices and considered each Sub-adviser’s risk management processes.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. It was noted that SAAMCo is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC II Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Universe and, in some cases as noted below, the Subadvisor Expense Group. It was noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SAAMCo with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of each of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may have included one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. It was noted that expense ratio data included in the independent third-party reports was based on unaudited data from the semi-annual report dated February 28, 2013.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. It was noted that performance information provided by the independent third-party was for the period ended April 30, 2013, and that the benchmark information provided by management was for the period ended June 30, 2013. It was also noted that the Board regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

•

Aggressive Growth Lifestyle Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board considered that the Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the median of its Subadvisor Expense Universe, taking into account the small size of the peer group. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board considered that the Fund’s performance was below the median of its Performance Group/Universe for the one-year period and above the medians of its Performance Group/Universe for the three- and five-year periods. The Board noted that the Fund outperformed its Lipper peer benchmark for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its blended benchmark for the most recent three- and five-year periods and underperformed its blended benchmark for the most recent one-year period. The blended benchmark consists of the Russell® 3000 Index (54%), Barclays U.S. Aggregate Bond Index (“U.S. Aggregate Bond Index”) (25%), the MSCI EAFE Index (13%), and the FTSE European Public Real Estate Association (“EPRA”) / National Association of Real Estate Investment Trusts (“NAREIT”) Global Real Estate Index (8%). The Board also considered that the Fund underperformed its benchmark, the S&P® 500, for the one-, three- and five-year periods. The Board concluded that the Fund’s overall performance was satisfactory.

•

Capital Appreciation Fund (sub-advised by TBCAM). The Board considered that the Fund’s actual advisory fees and total net expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Group and at the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board noted that TBCAM began managing the Fund on December 5, 2011 and that performance prior to such time was attributable to the prior sub-adviser. The Board considered that the Fund’s performance was at the medians of its Performance Group for the one-year and five-year periods and below the median of its Performance Group for the three-year period. The Board noted that the Fund’s performance was above the median of its Performance Universe for the one-year period and below the median of its Performance Universe for the three- and five-year periods. The Board also noted that the Fund outperformed its Lipper peer benchmark for the one-year period and underperformed for the three- and five-year periods. The Board considered that the Fund underperformed its benchmark, the Russell® 1000 Growth Index, for the most recent three- and five-year periods and outperformed its benchmark for the most recent one-year period. The Board took into account management’s discussion of the Fund’s performance and concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Conservative Growth Lifestyle Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group and at the median of its Expense Group Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its Lipper peer benchmark during the same periods. The Board also considered that the Fund outperformed its Lipper peer benchmark and its blended benchmark during the same periods. The blended benchmark consists of the Russell® 3000 (24%), MSCI EAFE (8%), U.S. Aggregate Bond Index (65%), and FTSE/EPRA NAREIT Global Real Estate Index (3%). The Board also considered that the Fund underperformed its benchmark, the S&P® 500, for the one-, three- and five-year periods. The Board concluded that performance was satisfactory.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

•

Core Bond Fund (sub-advised by PineBridge). The Board noted that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe. The Board also noted that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board considered that the Fund’s sub-advisory fees were above the medians of its Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe and outperformed its Lipper peer benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark, the U.S. Aggregate Bond Index, during the same periods. The Board concluded that performance was satisfactory.

•

High Yield Bond Fund (sub-advised by Wellington). The Board noted that the Fund’s actual advisory fees and total expenses were below the median of their respective Expense Groups and above the median of their respective Expense Universes. The Board also noted that the Fund’s actual of sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. During the same periods, the Board observed that the Fund underperformed its benchmark, the Citigroup High Yield Market Index. The Board also considered that the Fund outperformed its Lipper peer benchmark for the one- and three-year periods and underperformed its Lipper peer benchmark for the five-year period. The Board to account of management’s discussion regarding the Fund’s performance, including management’s continued monitoring of the Fund, and concluded that the Fund’s performance was being addressed.

•

International Opportunities Fund (sub-advised by MFS and UBS). The Board noted that the Fund’s actual advisory fees were below the median of its Expense Group and at the median of its Expense Universe. The Board also noted that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board considered that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board noted that the Fund’s performance was above the median of its Performance Group/Universe for the one-year period and below the medians of its Performance Group/Universe for the three- and five-year periods. The Board also noted that the Fund outperformed its Lipper peer benchmark for the one- and five-year periods and underperformed its Lipper peer benchmark for the three-year period. The Board observed that the Fund outperformed its benchmark, the MSCI EAFE Index, for the most recent one-year and five-year periods and underperformed its benchmark for the most recent three-year period. The Board considered that MFS and UBS began managing the Fund in June 2012 and December 2011, respectively, and that performance prior to that time reflected the performance of the previous manager. The Board took account of management’s discussion of the Fund’s performance and concluded that performance was satisfactory in light of all factors considered.

•

Large Cap Value Fund (sub-advised by Janus/Perkins and TBCAM). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board noted that the Fund’s performance was above the median of its Performance Group/Universe for the one-year period and below the medians of its Performance Group/Universe for the three- and five-year periods. The Board also noted that the Fund outperformed its Lipper peer benchmark for the one-year period and underperformed its Lipper peer benchmark for the three- and five-year periods. The Board also considered that the Fund outperformed its benchmark, the Russell® 1000 Value Index, for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board noted performance prior to June 7, 2010 reflected the performance of a prior sub-advisor. The Board concluded the Fund’s performance was satisfactory in light of all factors considered.

•

Mid Cap Growth Fund (sub-advised by Columbia). The Board noted that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its Lipper peer benchmark and the Russell® Midcap Growth Index for the same periods. The Board noted management’s discussion of the Fund’s performance, including management’s continued monitoring of the Fund, and also considered information regarding actions that were under consideration with respect to the Fund, in an effort to address performance. The Board concluded that the Fund’s performance was being addressed.

•

Mid Cap Value Fund (sub-advised by Wellington, Tocqueville, and Robeco). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board noted that the Fund’s performance was below the median of its Performance Group for the one-, three- and five-year periods. The Board also noted that the Fund’s performance was below the median of its Performance Universe for the one- and three-year periods and above the median of its Performance Universe for the five-year period. The Board considered that the Fund underperformed its Lipper peer benchmark for the one- and three-year periods and outperformed its Lipper peer benchmark for the five-year period. The Board also observed that the Fund underperformed its benchmark, the Russel Midcap® Value Index, for the one-, three- and five-year periods. The Board considered management’s discussion of the Fund’s performance, including management’s continued monitoring of the Fund, and concluded that the Fund’s performance was being addressed.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

•

Moderate Growth Lifestyle Fund (sub-advised by PineBridge). The Board noted that the Fund’s actual advisory fees were below the median of the Expense Group and at the median of the Expense Universe. The Board also noted that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board considered that the Fund’s actual sub-advisory fees were above the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board noted that the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its Lipper peer benchmark and its bleneded benchmark for the same periods. The blended benchmark consists of Russell® 3000 Index (40%), MSCI EAFE (10%), U.S. Aggregate Bond Index (45%), and the FTSE/EPRA NAREIT Global Real Estate Index (5%). The Board also considered that the Fund underperformed its benchmark, the S&P® 500, for the one-, three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Money Market II Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were above the median of its Subadvisor Expense Group and below the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board noted that the Fund’s performance was at the median of its Performance Group for the one- and three-year periods and above the median of its Performance Group for the five-year period. The Board also noted that the Fund’s performance was at the median of its Performance Universe for the three-year period and above the medians of its Performance Universe for the one- and five-year periods. The Board also observed that the Fund underperformed its benchmark, the Citi Treasury T-Bill 3 Month Index, for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board considered that the Fund outperformed its Lipper peer benchmark for the one- and five-year periods and that the Fund equaled its Lipper peer benchmark for the three-year period. The Board considered management’s discussion of performance and concluded that the Fund’s performance was satisfactory.

•

Small Cap Growth Fund (sub-advised by JPMIM). The Board noted that the Fund’s actual advisory fees were at the median of its Expense Group and above the median of its Expense Universe. The Board also noted that the Fund’s total expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board considered that the Fund’s performance was at the median of its Performance Group for the three-year period and above the medians of the Fund’s Performance Group for the one- and five-year periods. The Board also considered that the Fund’s performance was above the medians of the Fund’s Performance Universe for the one- and five-year periods and below the median of the Fund’s Performance Universe for the three-year period. The Board noted that the Fund outperformed its Lipper peer benchmark and the Russell® 2000 Growth Index for the one-, three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory.

•

Small Cap Value Fund (sub-advised by JPMIM and Metropolitan West). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board noted that performance was above the median of its Performance Group/Universe for the one-year period and below the median of its Performance Group/Universe for the three- and five-year periods. The Board also noted that the Fund outperformed its Lipper peer benchmark for the one-year period and underperformed its Lipper peer benchmark for the three- and five-year periods. The Board also noted that the Fund outperformed its benchmark, the Russell® 2000 Value Index, and underperformed its benchmark during the same periods. The Board considered management’s discussion of the Fund’s performance, including management’s continued monitoring of the Fund, and concluded that the Fund’s performance was being addressed.

•

Socially Responsible Fund (sub-advised by SAAMCo). The Board noted that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board noted that the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also noted that the Fund underperformed its Lipper peer benchmark for the one-year period and outperformed its Lipper peer benchmark for the three- and five-year periods. The Board also considered that the Fund outperformed its benchmark, the S&P® 500 Index, for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board concluded that performance was satisfactory.

•

Strategic Bond Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2014.

The Board noted that the Fund’s performance was above the median of its Performance Group for the one- year period and below the median of its Performance Group for the three- and five-year periods. The Board noted that the Fund’s performance was above the median of its Performance Universe for the one- and three-year periods and below the median of its Performance Universe for the five-year period . The Board also noted that the Fund outperformed its Lipper peer benchmark and the U.S. Aggregate Bond Index for the one-, three- and five-year periods. The Board concluded that performance was satisfactory.

The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees paid or to be paid by the Funds. The Board considered that the Funds also pay VALIC a fee for the provision of recordkeeping and shareholder services to contract owners and participants, which is provided at cost. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that the VC II pays SAAMCo, an affiliate of VALIC, an annual fee of approximately 0.07% based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services (0.02% of daily net assets), and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value (0.01% of daily net assets). It was also noted that SAAMCo receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services, including the amounts paid by VALIC to the Sub-advisers, and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC, as adviser, transfer agent and as shareholder servicing agent. In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Trustees noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Trustees determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

VALIC Company II

TRUSTEES AND OFFICERS INFORMATION — August 31, 2013 (Unaudited)

Name, Age and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Trustee(3)
Independent Directors
Thomas J. Brown Age: 67	Trustee	2005- Present	Retired.	49	Trustee, Virtus Series Fund (2011-Present).
Dr. Judith L. Craven Age: 68	Trustee	1998- Present	Retired Administrator.	77	Director, Hilton Hotels (1998-2011); Director, Belo Corporation, a media company (1992-Present); Director SYSCO Corporation, a food marketing and distribution company (1996-Present). Director, Luby’s Inc., a restaurant chain (1998-Present).
William F. Devin Age: 74	Chairman and Trustee(5)	2001- Present	Retired.	77	Director, Boston Options Exchange (2001-2011).
Dr. Timothy J. Ebner Age: 64	Trustee	1998- Present	Professor and Head, Department of Neuroscience (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-Present); Scientific Director, Society for Research on the Cerabellum (2008-Present). President-Elect, Association of Medical School Neuroscience Department Chairpersons (2011-Present).	49	Trustee, Minnesota Medical Foundation (2003-Present).
Judge Gustavo E. Gonzales, Jr. Age: 73	Trustee	1998- Present	Attorney At Law, Criminal Defense and General Practice (2005-Present) Formerly, Municipal Court Judge, Dallas, TX (1995-2004)	49	None.
Dr. John Wm. Lancaster Age: 89	Trustee	1998- Present	Pastor Emeritus (1990-Present) and formerly Director of Planned Giving (1997-2005), First Presbyterian Church, Houston, TX.	49	None.
Kenneth J. Lavery Age: 63	Trustee	2001- Present	Vice President, Massachusetts Capital Resources Co. (1982-Present).	49	None.
Dr. John E. Maupin, Jr. Age: 67	Trustee	1998- Present	President, Morehouse School of Medicine, Atlanta, Georgia (2006-Present). Formerly, President, Meharry Medical College, Nashville, Tennessee (1994-2006).	49	Director, LifePoint Hospitals, Inc. (1999-Present); Director, HealthSouth Corp. (2004-Present); and Director, Regions Financial Corp. (2007-Present).
Interested Directors
Peter A. Harbeck(1) Age: 59	Trustee	2001- Present	President, CEO and Director, SAAMCo (1995-Present); Director, SunAmerica Capital Services, Inc. (“SACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-Present)	77	None.
Officers
Kurt Bernlohr Age: 52	President and Principal Executive Officer	2009- Present

President VALIC Financial Advisors, Inc. (2009-Present); President, VALIC Retirement Services Company (2009-Present); Senior Vice President (2009-Present), Vice President (2004-2009) and Associate General Counsel (2000-2004), VALIC

				N/A	N/A
John Packs Age: 57	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-Present).	N/A	N/A

VALIC Company II

TRUSTEES AND OFFICERS INFORMATION — August 31, 2013 (Unaudited) — (continued)

Name, Age and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Trustee(3)
Officers
Gregory R. Kingston Age: 47	Treasurer and Principal Financial Officer	2000- Present	Vice President, SAAMCo (2001-Present).	N/A	N/A
Nori L. Gabert Age: 60	Vice President, Chief Legal Officer and Secretary	2000- Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present).	N/A	N/A
Gregory N. Bressler Age: 46	Vice President	2005- Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Katherine Stoner Age: 57	Vice President, Chief Compliance Officer	2011- Present	Vice President, SAAMCo (May 2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-Present); Deputy General Counsel and Secretary, VALIC and WNL (2007-Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-Present).	N/A	N/A
Matthew J. Hackethal Age: 41	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Manager, SAAMCo (2006-Present); AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Donna M. Handel Age: 47	Vice President and Assistant Treasurer	2001- Present	Senior Vice President, SAAMCo (2004-Present).	N/A	N/A
Thomas M. Ward Age: 46	Vice President	2008- Present	VP (2009-Present) and Director (2005-2009), VALIC; VP, VALIC Financial Advisers, Inc. (2009-Present)	N/A	N/A
*	The business address for each Trustee and Officer is 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Trustee, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SAAMCo, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Specialty Series (6 funds), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (5 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (40 portfolios), VALIC Company I (34 funds) and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Trustees serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company II

SHAREHOLDERS TAX INFORMATION — August 31, 2013 (Unaudited)

Certain tax information regarding the VALIC Company II is required to be provided to the shareholders based upon each Fund’s income and capital gain distributions for the taxable year ended August 31, 2013.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2013, which will be made available after the end of the calendar year.

During the year ended August 31, 2013 the Funds paid the following long-term capital gains along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-Term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Aggressive Growth Lifestyle	$—	$28,189	$403,605	25.95%
Capital Appreciation	—	—	—	100.00
Conservative Growth Lifestyle	3,708,358	6,829	94,068	8.68
Core Bond	2,414,931	—	—	1.06
High Yield Bond	—	—	—	—
International Opportunities	—	615,107	11,261,323	—
Large Cap Value	—	—	—	100.00
Mid Cap Growth	1,567,556	—	—	100.00
Mid Cap Value	—	—	—	100.00
Moderate Growth Lifestyle	7,772,482	28,226	400,600	18.15
Money Market II	—	—	—	—
Small Cap Growth	7,237,663	—	—	—
Small Cap Value	7,955,107	—	—	93.87
Socially Responsible	—	—	—	100.00
Strategic Bond	3,980,546	—	—	0.95

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to the shareholders.

VALIC Company II

COMPARISONS: FUNDS VS. INDEXES (Unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC II Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), a qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ending August 31, 2013, the Aggressive Growth Lifestyle Fund returned 13.21%, compared to 18.70% for the S&P 500® Index and 13.06% for the Blended Index. The Blended Index is comprised of the Russell 3000® Index (54%), the MSCI EAFE Index (net) (13%), the Barclays U.S. Aggregate Bond Index (25%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (8%).

The Fund invests in a combination of funds of VC II and VALIC Company I (“VC I”), another mutual fund series managed by VALIC (“Underlying Funds”). The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and fund selection. Over the past twelve months, the Fund’s asset allocation was a modest detractor from performance. Fund Selection on the other hand contributed positively to performance.

The Fund began the twelve-month period with a neutral securities position, but shifted to a 10% equity overweight in September. After this shift the Fund was approximately 8.5% overweight US equity, 3% overweight international equity, 2% underweight real estate, and 9.5% underweight fixed income. As the market rally gained steam the Fund continued to build to an approximately 11% US equity overweight, which we maintained through the end of the twelve-month period. International equity exposure peaked in February at a 7% overweight. Later, international exposure was trimmed before ending the fiscal year with a 5.4% overweight. The Fund’s real estate position did not change significantly throughout the fiscal year and the Fund closed the twelve-month period with an approximate 2% underweight position.

The three Underlying Funds that provided the largest contribution to returns were Stock Index Fund, Mid Cap Value Fund, and Dividend Value Fund. The three largest detractors from performance were Core Bond Fund, Strategic Bond Fund, and Government Securities Fund.

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2013, the Aggressive Growth Lifestyle Fund returned 13.21% compared to 18.70% for the S&P 500® Index and 13.06% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (54%), MSCI EAFE Index (net) (13%), the Barclays U.S. Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return
1 Year	5 Years	10 Years
13.21%	7.21%	8.30%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

Management Overview

A discussion with The Boston Company Asset Management, LLC

The Capital Appreciation Fund posted a return of 17.93% for the twelve-month period ending August 31, 2013, compared to a return of 16.43% for the Russell 1000® Growth Index.

The Fund’s relative outperformance in the consumer discretionary sector was led by exposure to leisure, textiles and auto components. Top contributors within the sector were Las Vegas Sands Corp., PVH Corp. and Michael Kors Holdings, Ltd.

Relative outperformance within the information technology segment was largely driven by the internet software & services segment and the computers & peripherals segment. Within internet software & services, an investment in LinkedIn Corp., contributed to performance during the period. Within computers & peripherals, the Fund’s lack of exposure to Apple, Inc. benefited relative returns, as shares traded lower during the period.

The Fund outperformed its benchmark within the health care sector largely due to investments in biotechnology. This outperformance was attributed to Gilead Sciences Inc., Onyx Pharmaceuticals and Vertex Pharmaceuticals, Inc.

Consumer staples and energy were the poorest performing sectors. Within the consumer staples sector Philip Morris International, Inc., Wal-Mart Stores, Inc. and lack of exposure to Green Mountain Coffee Roasters, Inc. were notable detractors.

Within the energy sector, National Oilwell Varco, Inc. and lack of exposure to Cabot Oil & Gas Corp. and Pioneer Natural Resources Co. were notable detractors.

For the year ended August 31, 2013, the Capital Appreciation Fund returned 17.93% compared to 16.43% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
17.93%	5.12%	5.63%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ending August 31, 2013, the Conservative Growth Lifestyle Fund returned 4.93%, compared to 18.70% for the S&P 500® Index and 4.62% for the Blended Index. The Blended Index is comprised of the Russell 3000® Index (24%), the MSCI EAFE Index (net) (8%), the Barclays U.S. Aggregate Bond Index (65%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (3%).

The Fund invests in a combination of funds of VC II and VALIC Company I (“VC I”), another mutual fund series managed by VALIC (“Underlying Funds”). The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and fund selection. Over the past twelve months, the impact of the Fund’s asset allocation was not significant to performance. Fund Selection on the other hand provided a benefit to performance.

We began the twelve-month period even with the benchmark in overall equity and fixed income exposure. However, within equities the Fund was overweight the US market by 6% while 4% underweight international equities and 2% underweight in real estate. As the year progressed, the Fund’s allocation to equities increased, trimming fixed income to a 13% underweight in May before decreasing that over the summer months to an 11% underweight by the end of the twelve-month period. The Fund’s US equity position was increased to an 11% overweight in May before settling down to a 9.5% overweight at the end of the twelve-month period. International equity exposure peaked at a 3% overweight in February before drifting down to a 2% overweight, which was maintained for the rest of the twelve-month period. The Fund’s real estate position did not see significant change throughout the fiscal year, but went from a 1% underweight at the beginning of the twelve-month period to a small overweight in the Spring before decreasing to a very small underweight at the end of the period.

The three Underlying Funds that provided the largest contribution to returns were Stock Index Fund, Mid Cap Value Fund, and Dividend Value Fund. The three largest detractors from performance were Core Bond Fund, Inflation Protected Fund, and Emerging Economies Fund.

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2013, the Conservative Growth Lifestyle Fund returned 4.93% compared to 18.70% for the S&P 500® Index and 4.62% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (24%), MSCI EAFE Index (net) (8%), the Barclays U.S. Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return
1 Year	5 Years	10 Years
4.93%	7.20%	6.81%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Core Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

Management Overview

A discussion with PineBridge Investments, LLC.

The Core Bond Fund posted a return of -1.95% for the twelve-month period ending August 31, 2013, compared to a return of -2.47% for the Barclays U.S. Aggregate Bond Index.

Sector selection was an important contributor to performance during the fiscal period. After strong performance in non-Treasury fixed income asset classes during the first part of the period, fears of a pullback from Federal Reserve stimulus negatively impacted markets. Emerging markets were among the most negatively impacted by these market conditions. Despite the pullback, non-government securities outperformed during the period. High yield, investment grade, securitized and emerging markets were all positive contributors.

Security selection was the largest contributor to relative performance. Top performing positions in the Fund included Federal National Mtg. Assoc. 4.50% due 12/31/2038, Entergy Louisiana LLC 4.70% (preferred security) and First Energy Corp. 6.75% due 10/15/2039. The largest detractors to performance were issues from ADT Corp. 2.25% due 07/15/2017, First Energy Corp. 4.25% due 03/15/2023 and Ohio State University 4.80% due 06/01/2111.

For the year ended August 31, 2013, the Core Bond Fund returned -1.95% compared to -2.47% for the Barclays U.S. Aggregate Bond Index.

*	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Return
1 Year	5 Years	10 Years
-1.95%	6.06%	4.86%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II High Yield Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

Management Overview

A discussion with Wellington Management Company, LLP

The High Yield Bond Fund posted a return of 5.46% for the twelve-month period ending August 31, 2013, compared to its benchmark, the Citigroup High-Yield Market Index, which returned 7.29%.

During the period, the best performing sectors of the Citigroup High-Yield Market Index were retail (food and drug), wireless, and broadcast/outdoor. The worst performing sectors were tower, cable, and publishing.

Both security selection and sector allocation detracted from relative performance of the fund over the twelve month period. In terms of sector allocation, an overweight to the media cable sector and a modest cash position in a rising market detracted from performance. Fund performance was also hurt by weak selection in media cable, media noncable, gaming, and health care sectors. These results were partially offset by positive issuer selection within chemicals, pharmaceuticals, and wireline sectors. An underweight allocation to CCC and below rated securities and an overweight allocation to BB rated securities hurt relative results, while an allocation to investment grade securities helped relative performance.

The top three relative contributors were TL Acquisitions, Ally Financial, Inc. and Micron Technology, Inc. The top three detractors were CC Media Holdings, Charter Communications, Inc. and American General Finance.

For the year ended August 31, 2013, the High Yield Bond Fund returned 5.46% compared to 7.29% for the Citigroup High-Yield Market Index.

*	The Citigroup High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

Average Annual Total Return
1 Year	5 Years	10 Years
5.46%	6.83%	7.76%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II International Opportunities Fund

COMPARISON: FUND VS. INDEX (Unaudited)

Management Overview

The International Opportunities Fund posted a return of 18.58% for the twelve-month period ending August 31, 2013, compared to a return of 24.35% for the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and Far East (“EAFE”) Small Cap Index (net).

A discussion with Massachusetts Financial Services Company – regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed as compared to the MSCI EAFE Small Cap Index during the period. An overweight position in the emerging markets region was a primary detractor as this segment of the market underperformed the index over the reporting period.

Stock selection in the consumer discretionary sector also detracted from performance. However, there were no individual stocks within this sector that were among the portfolio’s top relative detractors.

Security selection in the consumer staples sector was another factor that held back relative performance. Holdings of Swedish Match, Uni-Charm, and Brasil Pharma weighed on relative results.

In addition, stock selection in the health care and telecommunication services sectors weakened relative performance. Within the telecommunication services sector, holdings of XL Axiata dampened relative performance during the period.

An underweighted allocation to the materials sector benefited relative returns as the sector underperformed the benchmark over the period. There were no individual stocks within this sector that were among the portfolio’s top relative contributors.

The top three individual stock contributors were Bellway PLC, Daiwa Securities Group, Inc. and Schroders PLC. The bottom three individual stock detractors were XL Axiata, Swedish Match and Croda International PLC.

A discussion with UBS Global Asset Management, Inc. – regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed as compared to the MSCI EAFE Small Cap Index during the period. Performance was boosted by the industrials, financials, and consumer staples sectors, but adversely impacted by the information technology, consumer discretionary and materials sectors. Overall, security selection was the predominant driver of returns within each of these sectors. Sector allocation detracted though with less impact overall while allocations between countries contributed positively.

Gains from stocks, including top contributors ASOS PLC, Tadano, Ltd., and Turk Hava Yollari A.O., were key positive drivers.

Mellanox Technologies, Ltd., Telecity Group PLC and B2Gold Corp. were key detractors from performance.

Allocations between countries contributed positively during the period. Japan, Germany and Australia were the top three performing countries for the strategy over the one-year time period. The top performing country was Japan through the combined positive contributions of an overall underweight position plus stocks Tadano and Kakaku.com. An overweight to Germany and underweight to Australia also made positive contributions while underweights to France, and Denmark detracted.

VALIC Company II International Opportunities Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2013, the International Opportunities Fund returned 18.58% compared to 24.35% for the MSCI EAFE Small Cap Index (net).

*	The MSCI EAFE Small Cap Index (net) is an unmanaged index considered representative of small-cap stocks of Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Average Annual Total Return
1 Year	5 Years	10 Years
18.58%	2.04%	7.85%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Large Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

Management Overview

The Large Cap Value Fund posted a return of 26.02% for the twelve-month period ending August 31, 2013, compared to a return of 23.10% for the Russell 1000® Value Index.

A discussion with Janus Capital Management, LLC – regarding their portion of the Fund (the “portfolio”)

During the 12 month period, the portfolio within the Large Cap Value Fund underperformed its benchmark, the Russell 1000® Value Index.

During the twelve -month period, the portfolio’s cash position was the primary detractor from performance versus the benchmark in the strong market environment. Stock selection in the information technology, materials, and consumer discretionary sectors also weighed on performance. Overall, stock selection detracted from performance (although selection was strong in the telecommunication services and financials sectors), while sector positioning contributed to performance. Underweights in energy and utilities, and overweight in health care were among important contributors.

Within materials and for the portfolio overall, Teck Resources, Ltd., Goldcorp, Inc., and Mosaic Co. weighed the most on performance. NetApp, Inc., in the information technology sector, was another large individual detractor.

Berkshire Hathaway Inc., Class B was the most significant individual contributor. This continues to be the largest holding in the portfolio. Other important contributors in the financials sector included Ameriprise Financial Inc. and State Street Corp. In telecommunication services, Vodafone Group was our top contributor.

A discussion with The Boston Company Asset Management, LLC – regarding their portion of the Fund (the “portfolio”)

For the one-year period ended August 31, 2013, the portfolio outperformed the Russell 1000® Value Index.

Over the one-year period, the energy and consumer discretionary sectors were the biggest contributors to relative performance, while stock selection in information technology and health care detracted most. Relative performance in energy was bolstered by successful stock selection. An overweight to consumer discretionary and effective stock selection have resulted in the sizable outperformance of this economically sensitive sector.

Stock selection in financials, materials, and utilities boosted relative performance, in addition to the benefit from underweights in the poorer-performing utilities and telecommunication services sectors.

Among individual performers, Viacom Inc., Class B and Best Buy Co. Inc. (both in consumer discretionary) and Moody’s Corp. (financials) were large contributors. Negative contributors included Occidental Petroleum Corp. (energy) and Oracle Corp. (information technology).

For the year ended August 31, 2013, the Large Cap Value Fund returned 26.02% as compared to 23.10% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
26.02%	4.84%	6.18%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Mid Cap Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

Management Overview

A discussion with Columbia Management Investment Advisers, LLC

The Mid Cap Growth Fund posted a return of 17.06% for the twelve-month period ending August 31, 2013, compared to a return of 23.97% for the Russell Midcap® Growth Index.

Fund performance lagged due to stock selection in the consumer discretionary, health care and information technology sectors. Sectors that contributed positively, included the financials and telecom sectors.

Top individual contributors included Moody’s Corp., a financial stock, and two healthcare stocks, Brookdale Senior Living, Inc. and Onyx Pharmaceuticals Inc. In addition, two technology stocks, LinkedIn Corp. and Splunk, Inc., were also top contributors.

Stock selection in health care proved to be a detractor. Express Scripts Holding Co., Alexion Pharmaceuticals, Inc., and Edwards Lifesciences Corp. were the main detractors. The most significant source of negative performance was stock selection in the consumer discretionary sector, led by Bed, Bath and Beyond, Inc. and Expedia, Inc.

For the year ended August 31, 2013, the Mid Cap Growth Fund returned 17.06% compared to 23.97% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Return
1 Year	5 Years	10 Years
17.06%	6.06%	7.55%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

Management Overview

The Mid Cap Value Fund posted a return of 25.64% for the twelve-month period ending August 31, 2013, compared to a return of 25.37% for the Russell Midcap® Value Index.

A discussion with Wellington Management Company, LLP – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio outperformed the benchmark.

Overall stock selection contributed to relative performance. Strong stock selection in the financials, materials, and utilities sectors was partially offset by weaker selection in the energy, consumer discretionary, and health care sectors. Top relative contributors to performance included Delta Air Lines, Inc., Packaging Corporation of America, and Methanex Corp. Top relative detractors included Impax Laboratories, Inc., Hatteras Financial Corp., and BR Properties SA.

Overall, sector allocation also contributed to relative results, aided by underweights to the lagging financials and utilities sectors and an overweight to the industrials and information technology sectors. An underweight to telecom & media, an overweight to the lagging materials sector, and a residual cash position in a rising equity market partially offset positive relative results.

A discussion with Tocqueville Asset Management, LP – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio underperformed the benchmark.

Relative to the benchmark index, low exposure to the health care sector and lack of exposure to the consumer staples sector detracted from performance, as these sectors were among the top performing sectors during the fiscal year. In contrast, a large overweight to the industrials sector, minimal exposure to the financials sector, and lack of exposure to the lagging utilities sector were all favorable to relative performance for the fiscal year.

Stock selection was modestly favorable in aggregate to relative performance for the fiscal year, but was mixed by sector. The portfolio’s second largest sector, materials, which represented 24% of the portfolio, showed solid stock selection, as did selection in the financials, health care, and energy sectors. Stock selection in the consumer discretionary, information technology, and industrials sectors detracted from relative performance. On an attribution basis, cash reserves detracted from our relative performance for the fiscal year.

Sealed Air Corp. was the single largest positive contributor to the portfolio’s performance. Other major individual contributors included PolyOne Corp. and Checkpoint Systems, Inc. LTX-Credence Corp. was the largest detractor. Other individual detractors included Fairchild Semiconductor International, Inc., and Tyco International, Ltd.

A discussion with Robeco Investment Management, Inc. – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio outperformed the benchmark.

The portfolio added value through both sector and security selection. An underweight position, as well as selection of better individual holdings in the poor performing REITs sector, led portfolio performance for the fiscal period. An underweight to the lagging utilities sector and an overweight to the strong consumer services sector were other large contributors to relative performance.

Stock selection was strong in the basic industries, consumer durables, and energy sectors. Stock selection in the financial sector detracted the most from performance. Stock selection in the technology sector also detracted from relative performance.

In addition to Lear Corp., Omnicare, Inc., Moody’s Corp., and AmerisourceBergen Corp. were large individual contributors. Large individual detractors included The Western Union Co., Marathon Petroleum Corp., Micron Technology Inc., and Boston Scientific Corp.

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2013, the Mid Cap Value Fund returned 25.64% compared to 25.37% for the Russell Midcap® Value Index.

*

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

Average Annual Total Return
1 Year	5 Years	10 Years
25.64%	8.46%	8.84%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ending August 31, 2013, the Moderate Growth Lifestyle Fund returned 9.76%, compared to 18.70% for the S&P 500® Index and 8.85% for the Blended Index. The Blended Index is comprised of the Russell 3000® Index (40%), the MSCI EAFE Index (net) (10%), the Barclays U.S. Aggregate Bond Index (45%) and the FTSE European Public Real Estate Association (“EPRA”)/National Association of Real Estate Investment Trusts (“NAREIT”) Developed Index (5%).

The Fund invests in a combination of funds of VC II and VALIC Company I (“VC I”), another mutual fund series managed by VALIC (“Underlying Funds”). The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and fund selection. Over the past twelve months, the Fund’s asset allocation contributed positively to performance. Fund Selection also aided fund returns.

The Fund entered the twelve-month period with a modest equity overweight position of 3.8%. This overweight was tilted toward US equity with an 8.5% overweight while international equity was 2.2% underweight and real estate was 2.5% underweight. With the central banks in accommodative mode in September, the Fund moved to a 10% equity overweight, again tilting toward US equity. We continued to increase our equity positions throughout the Winter and Spring, bringing the US equity overweight to a peak of 13% in May. International equity moved to an overweight position starting in September, ending the year with a 5% overweight. Real estate remained fairly constant with a modest underweight for most of the fiscal year. Fixed income was kept in an underweight position throughout the fiscal year, ending the year with a 15% underweight.

The three Underlying Funds that provided the largest contribution to returns were Stock Index Fund, Mid Cap Value Fund, and Dividend Value Fund. The three largest detractors from performance were Core Bond Fund, Inflation Protected Fund, and Government Securities Fund.

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2013, the Moderate Growth Lifestyle Fund returned 9.76% compared to 18.70% for the S&P 500® Index and 8.85% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the Russell 3000® Index (40%), MSCI EAFE Index (net) (10%), the Barclays U.S. Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The Index consists of 22 developed market country indices. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

****	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return
1 Year	5 Years	10 Years
9.76%	7.52%	7.65%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Money Market II Fund

COMPARISON: FUND VS. INDEX (Unaudited)

Management Overview

A discussion with SunAmerica Asset Management Corp.

The Money Market II Fund posted a return of 0.01% for the twelve-month period August 31, 2013, compared to a return of 0.07% for its benchmark, the Citigroup 3 month Treasury Bill Index.

The Federal Open Market Committee (FOMC) maintained a Fed Funds target rate of 0.00% to 0.25% throughout the period ended August 31, 2013. The FOMC suggested that economic activity has continued to expand at a moderate pace in recent months. Labor market conditions have shown further improvement in recent months, on balance, but the unemployment rate remains elevated. Household spending and business fixed investment advanced, and the housing sector has been strengthening, but mortgage rates have risen somewhat and fiscal policy is restraining economic growth. To support continued progress toward maximum employment and price stability, the FOMC reaffirmed its view that a highly accommodative stance of monetary policy will remain appropriate for a considerable time after the asset purchase program ends and the economic recovery strengthens.

The Fund’s performance versus that of its benchmark was affected by market conditions. Yields on Money Market securities remained at historically low levels throughout the period. The Citigroup 3 month Treasury Bill Index yielded 0.00% ending August 2013 and one month CD yields ended August 2013 at approximately 0.14%. During the fiscal year, the Fund continued to emphasize liquidity while striving to preserve yield. To that end, value was added through active management of the Fund’s duration, specifically by purchasing longer-dated fixed rate instruments as well as floating rate notes.

Average Annual Total Return
1 Year	5 Years	10 Years
0.01%	0.19%	1.54%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

Management Overview

A discussion with J.P. Morgan Investment Management Inc.

The Small Cap Growth Fund posted a return of 31.19% for the twelve-month period ending August 31, 2013, compared to a return of 28.14% for the Russell 2000® Growth Index.

Stock selection was the primary driver of performance during the period. Stock selection in the health care and financial services sectors contributed to performance, while stock selection in technology and utilities detracted from performance.

At the stock level, the Fund’s main contributors were Aegerion Pharmaceuticals, Inc., a biopharmaceutical company, and Conn’s, Inc., a home electronics, appliances and furniture retailer. On the downside, the Fund’s biggest detractors were Fusion-io, Inc., a developer of data-center solutions that accelerate databases, cloud computing and applications, and Vocera Communications, Inc., a mobile communications provider for hospitals.

At the end of the fiscal period, the technology sector was the biggest overweight while the consumer staples sector remained the biggest underweight.

For the year ended August 31, 2013, the Small Cap Growth Fund returned 31.19% compared to 28.14% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
31.19%	11.11%	7.84%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

Management Overview

The Small Cap Value Fund posted a return of 27.78% for the twelve-month period ending August 31, 2013, compared to a return of 24.38% for the Russell 2000® Value Index.

A discussion with J.P. Morgan Investment Management Inc. – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio outperformed the benchmark.

For the twelve-months ended August 31, 2013, strong stock selection in the media, basic materials, and industrial cyclical sectors contributed the most to results. Strong contributions were also achieved by stock selection in the energy, consumer cyclical, and health services & systems sectors.

Alternatively, stock selection in the consumer staples and semiconductor sectors detracted the most from performance. There were no significant sector overweights or underweights, therefore there was a minimal contribution from sector allocation.

At the individual stock level, positions in Rite Aid Corp., Ocwen Financial Corp., Barrett Business Services, Inc., and Clovis Oncology, Inc. were the top contributors. Individual detractors to relative performance included the portfolio’s positions in Central Garden and Pet Co., Blyth, Inc., Anworth Mortgage Asset Corp., and Coeur Mining, Inc.

A discussion with Metropolitan West Capital Management, LLC – regarding their portion of the Fund (the “portfolio”)

During the period, the portfolio outperformed the benchmark.

Stock selection in the financials, health care, energy and industrials sectors added the most value relative to the Russell 2000® Value Index. Within financials, StanCorp Financial Group, Inc. and Zions Bancorporation were the main contributors to relative return. In industrials, KAR Auction Services, Inc. added the most value to relative return. Another large individual contributor was OfficeMax, Inc., in the consumer discretionary sector.

Security selection in consumer discretionary subtracted the most value relative to the index. However, this was partially offset by an overweight in the sector, which was the best performing sector during the period. In this sector, Aéropostale, Inc. was the largest detractor from relative performance. Selection in the materials sector also detracted from results. Walter Energy, Inc. detracted the most from performance in this sector and was the largest individual detractor in the portfolio.

In addition to the performance contribution from the overweight in consumer discretionary, a large overweight to the industrials sector and an underweight to the lagging utilities sector also boosted relative performance.

A discussion with SunAmerica Asset Management Corp. – regarding their portion of the Fund (the “portfolio”)

Effective December 14, 2012 SunAmerica Asset Management Corp. ceased to be a sub-adviser to the Fund.

For the portfolio as a whole, stock selection decisions were the primary cause of underperformance during the partial fiscal period, particularly among financials, materials, and consumer staples companies. The Fund’s cash position and an overweight to the lagging information technology sector also hindered results. Losses were partially offset by positive stock selection among consumer discretionary, health care, and information technology companies. No exposure to the lagging utilities sector and an overweight to the strong industrials sector were also beneficial factors.

Several individual stocks assisted the portfolio’s performance during the fiscal period, particularly Take-Two Interactive Software, Inc., Barnes & Noble, Inc., and OfficeMax Inc. Stocks detracting from performance included Sterling Bancorp, Dole Food Co., Inc., and Zumiez, Inc.

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2013, the Small Cap Value Fund returned 27.78% compared to 24.38% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
27.78%	6.44%	8.20%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Socially Responsible Fund

COMPARISON: FUND VS. INDEX (Unaudited)

Management Overview

A discussion with SunAmerica Asset Management Corp.

The Socially Responsible Fund posted a return of 20.40% for the twelve-month period ending August 31, 2013, compared to its benchmark, the S&P 500 ® Index, which returned 18.70%.

The Fund is passively managed to track the S&P 500® Index, while investing in socially compliant companies. As with all passively managed funds, there will be performance discrepancies due to social criteria, trading, cash, and pricing effects. The Fund’s social criteria screen eliminates companies that participate in the alcohol, firearms, gambling, tobacco, nuclear power, weapons, labor/employee relations and environmental performance industries.

During the fiscal year ended August 31, 2013, all ten of the S&P500® Index sectors appreciated. Financials led with a 31.51% return.

The Fund outperformed the benchmark over the period. The Fund benefited from stock selection in the healthcare, energy, consumer staples, and technology groups, as well as an overweight in financials. Gains were offset slightly by an underweight position in industrials, security selection among financial companies and an overweight position in utilities.

In terms of individual stock contribution, Johnson & Johnson, The Procter & Gamble Co., Citigroup, Inc., JPMorgan Chase & Co., and Gilead Sciences, Inc. were the most additive positions during the fiscal period. At the other end of the spectrum, Apple, Inc., Simon Property Group, Intel Corp., CenturyLink, Inc., Consolidated Edison, Inc., and Pepco Holdings, Inc. detracted the most from relative performance.

For the year ended August 31, 2013, the Socially Responsible Fund returned 20.40% compared to 18.70% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Return
1 Year	5 Years	10 Years
20.40%	7.28%	6.94%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II Strategic Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

Management Overview

A discussion with PineBridge Investments, LLC

The Strategic Bond Fund posted a return of 0.03% for the twelve-month period ending August 31, 2013, compared to its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -2.47%.

Sector selection was an important contributor to performance during the fiscal year. After a strong performance in non-Treasury fixed income asset classes for the first nine months of the fiscal year, fears of Fed withdrawal of its unprecedented stimulus efforts negatively impacted markets. Emerging markets proved to be the most negatively impacted by the threat of this change in policy. On the other hand, high yield generated the best sector performance during this period. The negative impact of the Fund’s emerging market exposure was more than offset by strong performance in high yield. Investment grade credit also provided additional positive performance.

Security selection was the largest contributor to relative performance of the Fund. In investment grade, the top performing position was an issue of Entergy Louisiana LLC 4.70% (preferred security). In high yield, top performers included Assured Guaranty 6.40% 12/15/2036, Office Depot, Inc. 9.75% due 03/15/2019 and HCA, Inc. 7.50% due 11/15/2095. The largest detractors from performance were CMBS (collateralized mortgage backed securities), investment grade credit and emerging markets sectors. These names included Wachovia Bank Commercial Mtg. Trust 5.36% due 10/01/2035, ADT Corp. 3.50% due 07/15/2022 and the Republic of Poland 5.00% due 03/23/2022.

For the year ended August 31, 2013, the Strategic Bond Fund returned 0.03% compared to -2.47% for the Barclays U.S. Aggregate Bond Index.

*	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Return
1 Year	5 Years	10 Years
0.03%	6.49%	6.74%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contracts, Plans or IRAs.

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (Unaudited)

Supplement to the Prospectus dated January 1, 2013

At a meeting held on April 22 – 23, 2013, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including a majority of the trustees who are not interested persons of VC II, as defined in the Investment Company Act of 1940, as amended, approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Robeco Investment Management, Inc. (“Robeco”) with respect to the Mid Cap Value Fund ( the “Fund”) as a result of the anticipated acquisition of Robeco Groep NV, the primary parent of Robeco, by Orix Corporation (“Orix”). The acquisition is subject to legal and regulatory approvals and is expected to be completed on or about July 1, 2013. Robeco is currently a co-sub-adviser for the Fund.

The Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote. Shareholders of record on July 1, 2013 will receive a notice explaining how to access an information statement that contains additional information you should know about the terminations and approval.

Upon the approval of the acquisition, the following changes to the prospectus will become effective:

In the “Management” section, under the heading Investment Sub-Advisers, the information with respect to Robeco is deleted in its entirety and replaced with the following:

Robeco Investment Management, Inc. (“Robeco”)

909 Third Avenue, 32nd Floor, New York, New York 10022

Robeco is an SEC-registered investment adviser. Robeco Group was founded in 1929 and manages over $242 billion as of September 30, 2012 for clients worldwide. Robeco is a value equity asset manager with $27.2 billion in assets under management as of September 30, 2012.

A portion of the Mid Cap Value Fund is managed by Steven L. Pollack, CFA and Joseph F. Feeney, Jr., CFA. Mr. Pollack is the portfolio manager for Robeco Boston Partners Mid Cap Value Equity product. He is in his eleventh year with the firm. He has twenty-seven years of investment experience. Mr. Feeney is Co-Chief Executive Officer and Chief Investment Officer for Robeco. He is responsible for the firm’s strategic, financial and operating decisions, and all aspects of investment management including the firm’s fundamental and quantitative research groups. Mr. Feeney joined the firm upon its inception in 1995. He has twenty-six years of investment experience.

Date: June 17, 2013

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (Unaudited) — (continued)

Filed under Rule 497(e)

Registration No. 811-08789

Supplement to the Prospectus dated January 1, 2013

International Opportunities Fund (the “Fund”). In the Fund Summary, in the Investment Adviser section, information about the current portfolio manager Vincent Willyard is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Stephan Maikkula	2013	Executive Director

In the Management section under Investment Sub-Advisers – UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the portfolio manager information with respect to the Fund is deleted in its entirety and replaced with the following:

The portion of the International Opportunities Fund sub-advised by UBS Global AM is managed by Stephan Maikkula. Mr. Maikkula is an Executive Director and is a member of the Global ex-US Growth Equities team. Mr. Maikkula has been at UBS Global Asset Management since 2007. Prior to joining UBS Global Asset Management, Mr. Maikkula held positions at Nicholas-Applegate Capital Management and with the Employees Retirement System of Texas.

Date: July 2, 2013

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 100

Newport Beach, CA 92660

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management Corp.

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Mellon Center

201 Washington St.

Boston, Massachusetts 02108

Tocqueville Asset Management LP

40 West 57th Street, 19th Floor

New York, New York 10019

UBS Global Asset Management (Americas), Inc.

One North Wacker Drive

Chicago, Illinois 60606

Wellington Management Co., LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Thomas M. Ward,

Vice President

John E. Smith Jr,

Assistant Treasurer

Shawn Parry,

Assistant Treasurer

Louis O. Ducote II,

Assistant Secretary

Shana L. Walker,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

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Securities and investment advisory services are offered by VALIC Financial Advisors, Inc., member FINRA and an SEC-registered investment advisor.

VALIC represents The Variable Annuity Life Insurance Company and its subsidiaries, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company.

Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 10855 (12/2010) 79619 EE

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>   Go to VALIC.com and click on Access Your Account in the “Links to Login” section

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Copyright © The Variable Annuity Life Insurance Company.

All rights reserved.

VC 23800 (12/2010) J80543 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11288 (08/2013) J74500

Item 2.	Code of Ethics.

VALIC Company II (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year 2013, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principle Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2012	2013
(a) Audit Fees	$356,980	$367,690
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2012	2013
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$120,000	$168,700

In addition, Ernst & Young, LLP is performing tax services for the registrant. For the fiscal years ended 2012 and 2013, the fees for these tax services were $148,835 and $164,756, respectively.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2012 and 2013 were $157,200 and $206,540, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: November 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: November 7, 2013

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: November 7, 2013